                                       1
                                                                          Report

                                  Equity Funds
           ---------------------------------------------------------
                       Twelve months ended June 30, 2002






                                   One Group
                                     Annual
                                     Report

Portfolio performance review............   2
Schedules of portfolio investments......  34
Statements of assets and liabilities.... 106
Statements of operations................ 109
Statements of changes in net assets..... 112
Schedules of capital stock activity..... 117
Financial highlights.................... 122
Notes to financial statements........... 138
Report of independent accountants....... 147
Trustees................................ 148
Officers................................ 149

                                                       ONE GROUP(R) Mutual Funds

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE



     This material must be preceded or accompanied by a current prospectus

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       2
Report

One Group Small Cap Growth Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Chris Guinther and Dave Robinson, members of the small cap team, and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
For the 12-month period ended June 30, 2002, the Fund's I share class posted a total return of -11.84%. (For information on other share classes, see page 3.)

How did this return compare to the market averages?
The Fund outperformed the average return for its peer group of funds, but it underperformed the S&P SmallCap 600/ BARRA Growth Index, which returned -6.28% (see inside the back cover for details).

To what do you attribute the difference in return?
There are three reasons for the Fund's underperformance. First, during the fiscal year we gradually moved money out of the consumer sectors and into technology and health care. After two years of extreme underperformance, we believe technology and biotechnology sectors offer more reasonable valuations with the potential to perform well in the future. Although this shift hurt the Fund's short-term performance, we believe it will benefit shareholders over time. The second reason for the shortfall is due to our emphasis on companies with improving fundamentals and favorable price trends. The broad market has rejected these companies in favor of those with attractive valuation characteristics. The third reason for the disparity comes from our bias toward the larger companies in the small-cap universe, while the market continued to favor the smaller companies.

Which areas of the Fund offered strong performance for shareholders?
Strong consumer spending during the year led to good results among the Fund's consumer holdings, particularly in the restaurant, retail and housing industries. In addition, the Fund's financial sector performed well, as stocks with defensive characteristics benefited in the fiscal year's down market.

What about technology stocks?
Most of the Fund's lagging industries were technology-related. Investors moved out of companies with high growth rates and high risk factors and those that react strongly to negative market and economic sentiments. As such, semiconductors, communications technology and biotechnology stocks declined more than 35%. Software, hardware and technology services holdings declined more than 30%.

How are you positioning the Fund for the future?
We are consciously emphasizing strong growth-oriented sectors, such as technology and health care, because we believe the market is nearing its bottom point. As the economy resumes a stronger pattern of growth, we believe it only will be a matter of time before growth-stock strategies come back into favor. We are positioning the Fund for a likely turnaround in the market. Our goal is to attempt to outperform on the upside rather than to try to outperform in what we believe are the last few innings of a defensive market.

Top 10 Holdings*
 1.  Cephalon, Inc..........  1.4%
 2.  NVR, Inc...............  1.4%
 3.  XTO Energy, Inc........  1.3%
 4.  Cerner Corporation.....  1.1%
 5.  Pier One Imports.......  1.1%
 6.  Alliant Techsystems,
     Inc....................  1.1%
 7.  Corinthian Colleges
     Inc....................  1.1%
 8.  Medicis
     Pharmaceutical.........  1.1%
 9.  Zebra Technologies
     Corporation............  1.1%
10.  Regis Corporation......  1.0%

Portfolio Allocation*
Common Stock..............  99.2%
Cash Equivalents..........   0.8%

Top 5 Industries*
 1.  Health Care............  18.8%
 2.  Technology.............  16.3%
 3.  Retail.................  13.6%
 4.  Business Equipment &
     Services...............  10.2%
 5.  Financial Services.....   7.5%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Small Cap Growth Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       3
                                    [GRAPH]                               Report
                          Value of $10,000 Investment

                                                Class A                Class A*           S&P SmallCap 600
6/92                                              10000                    9472                      10000
6/93                                              12629                   11962                      12848
6/94                                              13092                   12400                      13088
6/95                                              14648                   13874                      15753
6/96                                              17700                   16765                      19851
6/97                                              20094                   19032                      24156
6/98                                              24773                   23464                      28858
6/99                                              24641                   23340                      28191
6/00                                              32474                   30759                      32246
6/01                                              29484                   27927                      35831
6/02                                              25937                   24567                      35928

                                          S&P SmallCap 600/BARRA Growth
6/92                                                              10000
6/93                                                              12848
6/94                                                              12530
6/95                                                              15302
6/96                                                              19397
6/97                                                              21674
6/98                                                              24814
6/99                                                              24571
6/00                                                              31438
6/01                                                              28904
6/02                                                              27088

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year              -11.84%    -12.03%    -16.68%    -12.73%    -17.09%    -12.75%    -13.62%
-------------------------------------------------------------------------------------------------
  5 year                5.42%      5.24%      4.10%      4.36%      4.09%      4.39%      4.39%
-------------------------------------------------------------------------------------------------
  10 year              10.10%     10.00%      9.40%      9.12%      9.12%      9.17%      9.17%
-------------------------------------------------------------------------------------------------
  Since Inception      11.07%     10.98%     10.44%     10.10%     10.10%     10.15%     10.15%
-------------------------------------------------------------------------------------------------
  Inception Date       7/1/91     7/1/91                7/1/91                7/1/91
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class I (3/26/96), Class B (9/12/94) and Class C (11/4/97), performance is based on Class A share performance adjusted to reflect the deduction of fees and expenses including the absence of a sales charge in the case of Class I shares.

Small capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure.

The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period before it was acquired by the One Group Small Cap Growth Fund on March 26, 1996. Prior to March 26, 1996 performance for the Class I shares is based on Class A share performance adjusted to reflect the absence of sales charges.

The performance of the Small Cap Growth Fund is measured against the S&P SmallCap 600 Index, an unmanaged index generally representative of the performance of the small companies within the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The S&P SmallCap 600/BARRA Growth Index represents the performance of 600 small capitalization domestic stocks with a higher price to book ratio.

The S&P SmallCap 600/BARRA Growth Index consists of the average monthly returns of the S&P SmallCap 600 Index for periods prior to January 1994. Thereafter, the data is from the S&P SmallCap 600/BARRA Growth Index, which corresponds with the initiation of the S&P SmallCap 600/BARRA Growth Index on January 1, 1994.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       4
Report

One Group Small Cap Value Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Larry Baumgartner and Brad Stauffer, members of the small cap team, and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
The Fund's I share class posted a total return of 15.76% for the one-year period ended June 30, 2002. (For information on other share classes, see page 5.)

What does this strong return mean for shareholders?
Shareholders should be pleased that the Fund significantly outperformed its benchmark, the Russell 2000 Value Index, which returned 8.49%. In addition, the Fund outperformed the average return for its peer group by more than 10 percentage points (see inside the back cover for details). Good stock selection and our emphasis on early-cycle sectors of the economy, such as retail, trucking and basic industry, helped generate the Fund's strong performance over the last 12 months.

Why did small-cap value stocks perform so much better than other stocks?
When the Federal Reserve Board implemented its aggressive rate-cutting strategy in early 2001, the outlook for economically sensitive stocks dramatically improved. Investors moved into small-cap value stocks, which are both economically sensitive and attractively valued compared to growth stocks and larger-capitalization stocks.

Did you employ any out-of-the-ordinary strategies, or was it business as usual? It was business as usual, as we pursued our ongoing strategy of investing in inexpensively valued small-cap stocks, with a goal of limiting downside risk and enhancing upside potential. As always, our stringent stock-selection process emphasized companies with sound balance sheets and sustainable business models. This strategy of investing in reliable business models allowed the Fund to participate in the small-cap value rally, while our desire for low valuations and sound balance sheet fundamentals limited the Fund's downside risk.

Should shareholders expect this outstanding performance to continue?
After two years of strong performance from the small-cap value sector, the coming year may bring more balance between styles and capitalization tiers. Nevertheless, we remain enthusiastic about the future. Indeed, small-cap value stocks are sensitive to the prospects for the domestic economy and changes in interest rates. Thus, because we believe we are in the beginning stage of the next economic cycle, we expect small-cap stocks to offer good return potential in the year ahead.

Top 10 Holdings*
 1.  Trinity Industries,
     Inc. ..................  1.3%
 2.  Olin Corporation.......  1.3%
 3.  Felcor Lodging Trust
     Inc. ..................  1.3%
 4.  Ashland Inc. ..........  1.2%
 5.  Health Net, Inc. ......  1.2%
 6.  Cummins Engine, Inc....  1.1%
 7.  Associated Banc-Corp...  1.1%
 8.  Countrywide Credit.....  1.1%
 9.  CNF, Inc. .............  1.1%
10.  Pride International
     Inc. ..................  1.1%

      Portfolio Allocation*
Common Stock..............  93.0%
Cash Equivalents..........   5.8%
Unit Investment Trust.....   1.2%

Top 5 Industries*
 1.  Financial Services.....  19.6%
 2.  Technology.............  10.8%
 3.  Raw Materials..........   9.4%
 4.  Retail.................   8.9%
 5.  Capital Goods..........   7.5%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Small Cap Value Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued








ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       5
                                    [GRAPH]                               Report

                          Value of $10,000 Investment

                                                                          Class I                       Russell 2000 Value
6/92                                                                        10000                                    10000
6/93                                                                        12309                                    13083
6/94                                                                        11665                                    14066
6/95                                                                        12947                                    16127
6/96                                                                        16387                                    19533
6/97                                                                        21998                                    25050
6/98                                                                        26328                                    30030
6/99                                                                        22838                                    28314
6/00                                                                        22204                                    28049
6/01                                                                        31969                                    36709
6/02                                                                        37006                                    39827

                Average Annual Total Return as of June 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year               15.76%     15.50%      9.46%     14.65%      9.65%     14.68%     13.68%
-------------------------------------------------------------------------------------------------
  5 year               10.96%     10.69%      9.50%      9.88%      9.61%      9.87%      9.87%
-------------------------------------------------------------------------------------------------
  10 year              13.98%     13.61%     13.00%     12.85%     12.85%     12.83%     12.83%
-------------------------------------------------------------------------------------------------
  Since Inception      10.51%     10.14%      9.94%      9.42%      9.42%      9.42%      9.42%
-------------------------------------------------------------------------------------------------
  Inception Date     6/30/72    6/30/72               6/30/72               6/30/72
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.
The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/99) performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

Small capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure.

The Small Cap Value Fund commenced operations as the Pegasus Small Cap Opportunity Fund on January 27, 1995 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the Pegasus Small Cap Opportunity Fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. Common trust funds are not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, are not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The above quoted performance data includes the performance of a common trust fund and the Pegasus Small Cap Opportunity Fund prior to the acquisition by the One Group Small Cap Value Fund on March 22, 1999.

The performance of the Small Cap Value Fund is measured against the Russell 2000 Value Index, an unmanaged index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       6
Report

One Group Mid Cap Growth Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Dan Kapusta, managing director of the equity growth team and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
The Fund's I share class posted a total return of -15.20% for the one-year period ended June 30, 2002. (For information on other share classes, see page 7.)

How did the Fund's return compare to the market and similarly managed funds? Compared to its peer group of funds, the Fund outperformed by nearly 10 percentage points. But, compared to the S&P MidCap 400/BARRA Growth Index, the Fund underperformed by almost 3 percentage points (see inside the back cover for details). We attribute the underperformance to earnings disappointments, particularly in the retail, health care and consumer cyclicals sectors.

Did the market continue to favor value stocks over growth stocks?
Growth stocks once again took a back seat to value stocks during the year, as the cleanup from the burst of the technology bubble in March 2000 continued. In particular, accounting abuses and high-profile corporate mismanagement among companies once considered "blue-chip," stable-growth businesses unnerved investors. Value stocks were not immune from investor skepticism, but they suffered less damage than growth stocks. In addition, investors punished larger-cap stocks more than smaller-cap stocks.

What key strategies have you implemented for this challenging climate?
We continued to pursue our basic strategy of looking for companies across economic sectors that exhibit positive fundamentals, such as earnings revisions and surprises and revenue and price momentum. We also want to invest in companies that offer reasonable valuations relative to other securities in their respective economic sectors. In the key growth sector of technology, we continue to invest in defensively positioned companies, such as services and select software names with reliable earnings. In the health care sector, we have been re-examining the Fund's overweight in biotechnology, due to several recent earnings disappointments in that industry. Our consumer-sector focus has been on steady-growth companies, as we await more evidence of an industrial production recovery.

Are we in for more challenges, or are things starting to turn around?
Today's market climate is unlike any in recent memory, including the crash of 1987 or the recession of the early 1990s. Nevertheless, we're facing a classic bear versus bull debate. The bears believe that stock valuations still are too high, corporate profits are not growing fast enough, accounting scandals will linger, and geopolitical risk remains high. The bulls argue that a recovering economy, record-low interest rates and an active consumer have set the stage for a market upturn. Of course, we don't know which side ultimately will prevail, but we do know that the stock market is headed for its first three-year losing streak in more than 60 years, media headlines are dreary, and bear markets are the most frightening when they near their bottom. As such, we encourage shareholders to stay the course and focus on long-term performance opportunities.

Top 10 Holdings*
 1.  Electronic Arts,
     Inc....................  2.5%
 2.  Sungard Data Systems,
     Inc....................  2.0%
 3.  North Fork Bancorp,
     Inc....................  2.0%
 4.  Quest Diagnostics,
     Inc....................  1.9%
 5.  Gilead Sciences,
     Inc....................  1.8%
 6.  Affiliated Computer
     Services...............  1.7%
 7.  McCormick & Co.........  1.6%
 8.  Microchip Technology,
     Inc....................  1.6%
 9.  Brinker International,
     Inc....................  1.4%
10.  Greenpoint Financial,
     Corp...................  1.4%

Portfolio Allocation*
Common Stock..............  96.0%
Cash Equivalents..........   4.0%

Top 5 Industries*
 1.  Health Care............  20.5%
 2.  Technology.............  16.7%
 3.  Financial Services.....  11.9%
 4.  Business Equipment &
     Services...............  11.7%
 5.  Retail.................   9.6%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Mid Cap Growth Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       7
                                    [GRAPH]                               Report

                          Value of $10,000 Investment

                                                                          Class I                  S&P MidCap 400/BARRA Growth
6/92                                                                        10000                                        10000
6/93                                                                        12136                                        12127
6/94                                                                        12117                                        11896
6/95                                                                        14510                                        14795
6/96                                                                        18084                                        17659
6/97                                                                        22198                                        21777
6/98                                                                        29104                                        27633
6/99                                                                        37368                                        36010
6/00                                                                        51062                                        49254
6/01                                                                        44146                                        44238
6/02                                                                        37435                                        38735

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year              -15.20%    -15.41%    -19.85%    -16.06%    -20.24%    -16.08%    -16.92%
-------------------------------------------------------------------------------------------------
  5 year               11.02%     10.72%      9.54%      9.87%      9.63%     10.07%     10.07%
-------------------------------------------------------------------------------------------------
  10 year              14.11%     13.88%     13.27%     12.98%     12.98%     13.08%     13.08%
-------------------------------------------------------------------------------------------------
  Since Inception      14.66%     14.36%     13.90%     13.50%     13.50%     13.58%     13.58%
-------------------------------------------------------------------------------------------------
  Inception Date       3/2/89     3/2/89                3/2/89                3/2/89
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (11/4/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Mid Cap Growth Fund is measured against the S&P MidCap 400/BARRA Growth Index, an unmanaged index generally representative of the performance of the highest price to book securities in the S&P MidCap 400 Index. This index is used by over 95% of U.S. managers and pension plan sponsors with more than $25 billion being indexed to the S&P MidCap 400. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       8
Report

One Group Mid Cap Value Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Bill Turner, member of the equity value team; Kathy Dodd, managing director of the equity value team, and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
The Fund's I share class posted a total return of 0.24% for the one-year period ended June 30, 2002. (For information on other share classes, see page 9.)

How should shareholders interpret the Fund's performance?
Mid-cap value stocks were one of the best-performing equity styles during the fiscal year's challenging environment. Although the Fund's return was only slightly positive, other areas of the market suffered double-digit declines. The Fund outperformed the average return for its peer group, but it underperformed its benchmark, the S&P MidCap 400/ BARRA Value Index, which returned 3.09% (see inside the back cover for details). Half of the Fund's 16 market sectors made positive contributions to performance, and half made negative contributions. But, the negative sectors detracted much more from the Fund's performance than the positive sectors contributed, resulting in a return that lagged that of the benchmark.

How did you attempt to deal with this difficult market?
Our strategy generally remains the same, regardless of the market climate. Our goal is to invest in attractively priced stocks with improving earnings growth that will lead to eventual price appreciation. We focus on stocks with an earnings catalyst, or some factor expected to improve the company's earnings growth, such as the introduction of a new product, a management turnaround or a merger.

Was this strategy effective?
Our strategy often works well, because our detailed and frequent research and analysis allows us to form a solid investment thesis about each of the companies we follow. But, our strategy becomes more challenging when company managements cannot accurately forecast sales or earnings because of an unusual economic downturn, such as this most recent one. In such situations, the earnings catalyst we were counting on may appear late or not at all, or earnings may not improve as we expected.

Are you optimistic going forward?
The economy owes much of its recovery to consumers and their willingness to spend. But, at some point, rising unemployment, a falling stock market and concerns about financial health may slow the outlay of consumer funds. If this slowing occurs before corporate spending recovers, the economy may slide back into recession. Another concern is the barrage of accounting problems and the likely long-term impact on investor confidence. Compounding all of these worries is the possibility of more terrorist attacks.

In short, there are few reasons to be wildly optimistic about the prospects for the stock market over the next year. The market may be closing in on a bottom, but once we get there investors probably will move it up slowly. As such, we have positioned the Fund defensively and plan to keep it that way until we see signs of a stronger economic recovery.

Top 10 Holdings*
 1.  M & T Bank
     Corporation............  2.3%
 2.  Tyson Foods Inc........  1.9%
 3.  National Commerce
     Financial..............  1.6%
 4.  RJ Reynolds Tobacco....  1.4%
 5.  American Water Works,
     Inc....................  1.3%
 6.  Lennar Corp............  1.3%
 7.  Radian Group, Inc......  1.2%
 8.  Pioneer Natural
     Resources..............  1.2%
 9.  Lear Corporation.......  1.1%
10.  Wisconsin Energy
     Corp...................  1.1%

Portfolio Allocation*
Common Stock..............  97.3%
Cash Equivalents..........   2.7%

Top 5 Industries*
 1.  Financial Services.....  26.0%
 2.  Utilities..............  11.2%
 3.  Technology.............   9.4%
 4.  Consumer Non-Durable...   9.2%
 5.  Energy.................   8.2%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Mid Cap Value Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       9
                                    [GRAPH]                               Report

                          Value of $10,000 Investment

                                                                          Class I                   S&P MidCap 400/BARRA Value
6/92                                                                        10000                                        10000
6/93                                                                        11358                                        12330
6/94                                                                        11817                                        12394
6/95                                                                        13711                                        14907
6/96                                                                        16468                                        18320
6/97                                                                        19853                                        22690
6/98                                                                        25466                                        28743
6/99                                                                        26438                                        30197
6/00                                                                        26539                                        30247
6/01                                                                        34913                                        40199
6/02                                                                        34996                                        41439

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year                0.24%      0.00%     -5.24%     -0.77%     -5.32%     -0.77%     -1.68%
-------------------------------------------------------------------------------------------------
  5 year               12.00%     11.74%     10.54%     10.88%     10.63%     10.93%     10.93%
-------------------------------------------------------------------------------------------------
  10 year              13.34%     13.09%     12.48%     12.24%     12.24%     12.28%     12.28%
-------------------------------------------------------------------------------------------------
  Since Inception      12.32%     12.04%     11.59%     11.23%     11.23%     11.24%     11.24%
-------------------------------------------------------------------------------------------------
  Inception Date       3/2/89     3/2/89                3/2/89                3/2/89
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Mid Cap Value Fund is measured against the S&P MidCap 400/BARRA Value Index, an unmanaged index generally representative of the performance of the lowest price to book securities in the S&P MidCap 400 Index. This index is used by over 95% of U.S. managers and pension plan sponsors with more than $25 billion being indexed to the S&P MidCap 400. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       10
Report

One Group Diversified Mid Cap Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Mike Weiner, CFA and managing director of the equity balanced team, and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return for the year?
For the year ended June 30, 2002, the Fund's I share class posted a total return of -8.35%. (For information on other share classes, see page 11.)

How did this return compare to the market as a whole?
The Fund's total return surpassed the average return for the Fund's peer group. But the Fund underperformed its benchmark, the S&P MidCap 400 Index, which posted a total return of -4.72% (see inside the back cover for comparisons to the Fund's benchmark and peer group). Relative to the index, the Fund held some winners in the technology and consumer sectors, but those winners were unable to offset disappointing results in health care and energy.

What should shareholders understand about the stock market climate?
A number of troubling and unprecedented issues plagued the stock market over the last year, including terrorism, economic recession and corporate financial scandals. In addition, it is our opinion that the burst of the technology bubble in 2000, at the peak of an 8-year bull market, remains one of the largest contributors to ongoing market volatility.

What strategies did you implement to deal with this market?
Our goal was to position the Fund in multiple themes and time frames. To that end, we focused on companies exposed to a recovering economy; companies with decent technology business models and low stock prices; companies expected to deliver sustainable, steady earnings at a good price; and companies working to turn around their fortunes.

Did any individual sectors influence Fund performance?
The Fund realized decent performance in the telephone, capital equipment and industrial commodities sectors. In the telephone industry, not owning growth-oriented names helped performance. In the capital equipment sector, the Fund's aerospace stocks added value. Effective stock selection in the industrial commodities sector was a positive influence on performance. On the other hand, our biotechnology emphasis was ineffective, and our lack of exposure to more stable health care companies, such as diagnostic companies, compounded the problem.

Was the Fund affected by any of the high-profile corporate-credibility concerns? The Enron fallout wreaked havoc in the energy sector, the Fund's worst-performing area. Even though we didn't own Enron, and none of the Fund's energy holdings were accused of any wrongdoing, the Fund's energy stocks declined substantially in price, simply due to "guilt by association" with Enron.

What is your outlook, and how will you position the Fund for shareholders?
We expect to reach an earnings trough before the end of the third quarter, with a gradual recovery emerging in most market sectors. Valuations for most sectors are neither rich nor cheap, so the market likely will rely on earnings growth as a price barometer. We will keep the portfolio diversified among multiple themes and issues.

Top 10 Holdings*
 1.  Sungard Data Systems,
     Inc....................  1.7%
 2.  Radian Group, Inc......  1.6%
 3.  Electronic Arts,
     Inc....................  1.6%
 4.  Tyson Foods Inc........  1.5%
 5.  Compass Bancshares.....  1.5%
 6.  McCormick & Co.........  1.3%
 7.  Weatherford Intl.......  1.3%
 8.  Symantec Corporation...  1.2%
 9.  Manpower Corporation...  1.2%
10.  RJ Reynolds Tobacco....  1.2%

      Portfolio Allocation*
Common Stock..............  96.6%
Cash Equivalents..........   3.4%

Top 5 Industries*
 1.  Financial Services.....  17.9%
 2.  Technology.............  13.3%
 3.  Health Care............  11.0%
 4.  Business Equipment &
     Services...............  10.2%
 5.  Utilities..............   7.8%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Diversified Mid Cap Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       11
                                    [GRAPH]                               Report

                          Value of $10,000 Investment

                                                                          Class I                         S&P MidCap 400
6/92                                                                        10000                                  10000
6/93                                                                        13369                                  12269
6/94                                                                        14326                                  12262
6/95                                                                        16462                                  15002
6/96                                                                        19307                                  18241
6/97                                                                        24897                                  22496
6/98                                                                        29952                                  28604
6/99                                                                        31592                                  33520
6/00                                                                        36024                                  39210
6/01                                                                        38234                                  42690
6/02                                                                        35041                                  40676

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year               -8.35%     -8.62%    -13.41%     -9.28%    -13.59%     -9.27%    -10.14%
-------------------------------------------------------------------------------------------------
  5 year                7.07%      6.81%      5.66%      6.13%      6.02%      6.14%      6.14%
-------------------------------------------------------------------------------------------------
  10 year              13.36%     13.19%     12.58%     12.32%     12.32%     12.32%     12.32%
-------------------------------------------------------------------------------------------------
  Since Inception      12.80%     12.53%     12.20%     11.73%     11.73%     11.71%     11.71%
-------------------------------------------------------------------------------------------------
  Inception Date     12/31/83   12/31/83              12/31/83              12/31/83
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/99) performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The Diversified Mid Cap Fund commenced operations as the Pegasus Mid Cap Opportunity Fund on June 1, 1991 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses and sales charges associated with the Fund. Common trust funds are not registered under the Investment Company Act of 1940 ("1940 Act") and therefore, are not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The above quoted performance data includes the performance of a common trust fund and the Pegasus Mid Cap Opportunity Fund prior to the acquisition by the One Group Diversified Mid Cap Fund on March 22, 1999.

The performance of the Diversified Mid Cap Fund is measured against the S&P MidCap 400 Index, an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. market. This index is used by over 95% of the U.S. managers and pension plan sponsors with more than $25 billion being indexed to the S&P MidCap 400. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       12
Report

One Group Large Cap Growth Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Dan Kapusta, managing director of the equity growth team and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
The Fund's I share class posted a total return of -27.98% for the one-year period ended June 30, 2002. (For information on other share classes, see page 13.)

How did the Fund's performance compare to that of the large-cap growth index? The Fund's total return was slightly lower than the total return of -26.49% for the Russell 1000 Growth Index, the Fund's market benchmark (see inside the back cover for details). Much of the underperformance relative to the index was due to some corporations' negative earnings revisions. Certain positions in the capital equipment, financials and consumer cyclicals sectors accounted for the majority of the Fund's lower return.

Why were large-cap growth stocks beaten down so badly?
There was a time when investors found refuge in the perceived safety of top-tier stocks with a blue-chip pedigree. But more recently, large-cap growth stocks shouldered much of the impact resulting from the burst of the technology bubble more than two years ago. Additionally, a number of high-profile corporate accounting and reporting issues have left investor confidence in disarray and a number of former blue-chip stocks deep in the red.

How are you navigating these choppy waters for shareholders?
We continue to look for companies across economic sectors that exhibit strong fundamentals and offer reasonable valuations relative to other securities in their respective economic sectors. In the technology sector, we are investing in defensively positioned companies with good earnings prospects, such as services and select software names. In health care, we are reviewing our over-weights in the biotechnology industry, due to recent earnings disappointments. In the consumer sector, we are investing in steady growth companies until there is more evidence of an industrial production recovery.

Were there any bright spots worth noting?
Relative to the index, the Fund's consumer non-durables and semiconductor holdings outperformed. In the semiconductor industry, the Fund's performance benefited from our avoidance of certain poorly performing issues.

Has the market hit bottom, or are the bears still leading the fall?
There may never have been a better bull and bear debate than what exists today. The bears say that valuations still are too high, corporate profits are not rising fast enough, accounting scandals may persist, and geopolitical risk remains high. The bulls point to a recovering economy, record-low interest rates and an active consumer as evidence of a pending market upturn. Of course, we don't know which side ultimately will prevail over the next quarter or two, but what we do know is that stocks are on track for their third straight losing year, media headlines are dreary, and bear markets are the most frightening when they approach their bottom. We believe that we are very close to reaching the end of this bear market. We encourage shareholders to stay the course, because long-term investors often reap significant rewards.

Top 10 Holdings*
 1.  General Electric
     Company................  5.8%
 2.  Microsoft
     Corporation............  5.4%
 3.  Pfizer, Inc............  4.7%
 4.  Wal-Mart Stores,
     Inc....................  3.3%
 5.  Johnson & Johnson......  2.7%
 6.  Intel, Corp............  2.6%
 7.  Cisco Systems, Inc.....  2.3%
 8.  Home Depot, Inc........  2.1%
 9.  Coca-Cola Company......  2.1%
10.  Philip Morris Co.,
     Inc....................  1.6%

Portfolio Allocation*
Common Stock..............  97.7%
Cash Equivalents..........   2.3%

Top 5 Industries*
 1.  Health Care............  24.4%
 2.  Technology.............  20.4%
 3.  Retail.................  13.4%
 4.  Financial Services.....   9.9%
 5.  Consumer Non-Durable...   9.2%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Large Cap Growth Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       13
                                    [GRAPH]                               Report

                          Value of $10,000 Investment

                                                                          Class I                      Russell 1000 Growth
6/92                                                                        10000                                    10000
6/93                                                                        11393                                    10902
6/94                                                                        12309                                    10873
6/95                                                                        14998                                    14191
6/96                                                                        17602                                    18137
6/97                                                                        23431                                    23822
6/98                                                                        31807                                    31300
6/99                                                                        40963                                    39833
6/00                                                                        47230                                    50056
6/01                                                                        31379                                    31949
6/02                                                                        22599                                    23486

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year              -27.98%    -28.17%    -31.93%    -28.73%    -32.30%    -28.69%    -29.41%
-------------------------------------------------------------------------------------------------
  5 year               -0.72%     -0.98%     -2.04%     -1.70%     -1.96%     -1.68%     -1.68%
-------------------------------------------------------------------------------------------------
  10 year               8.49%      8.25%      7.67%      7.45%      7.45%      7.46%      7.46%
-------------------------------------------------------------------------------------------------
  Since Inception       8.12%      7.87%      7.31%      7.08%      7.08%      7.08%      7.08%
-------------------------------------------------------------------------------------------------
  Inception Date      2/28/92    2/28/92               2/28/92               2/28/92
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/22/94), Class B (1/14/94) and Class C (11/4/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Large Cap Growth Fund is measured against the Russell 1000 Growth Index, an unmanaged index generally representative of the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       14
Report

One Group Large Cap Value Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Kathy Dodd, managing director of the equity value team, and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
For the one-year period ended June 30, 2002, the Fund's I share class posted a total return of -19.53%. (For information on other share classes, see page 15.)

From a relative perspective, what does this return mean for shareholders?
The Fund underperformed its benchmark index, the S&P 500/BARRA Value Index, which posted a total return of -18.09% for the fiscal year (see inside the back cover for details). The market was extremely volatile during the year, with industry leadership changing rapidly according to economic, market and industry-specific developments. Although we are disappointed with the Fund's return, we hope our investors understand that this was an unusual and extreme year. We believe our investment process may be best suited for outperformance over the long term and hope that our shareholders understand the difficulties inherent in the market now. Just as the euphoric market performance of the late 1990s was not sustainable, this negative environment also is unlikely to persist.

Did the Fund's capitalization focus influence performance?
The "market-capitalization" effect, or the fact that we focus on large companies with market capitalizations of $5 billion or more, was a negative influence on the Fund's short-term performance. Since 2000 the market has favored small-capitalization stocks over their large-cap peers. In addition, waning investor confidence in recent months played a significant role in the market's continued downturn. Investors already were concerned about additional terrorist attacks, when news of accounting irregularities and fraud at a few high-profile companies emerged. Together, these factors rattled investor confidence and led to market declines.

Given this challenging market, what were your key strategies?
Our key strategy is to remain loyal to the Fund's stated style objective--that is, to invest in large-cap stocks with strong value characteristics--regardless of market cycles. As such, we continued to implement our bottom-up process of analyzing and selecting stocks on a company-by-company basis. Our sector managers determine the expected earnings growth of their companies, and we compare this growth across industries and sectors.

Did this analysis help you to identify any industries as bright spots in the market?
We focused on industries hedged against the cyclical swings in the market. For example, we over-weighted the defense industry, due to its robust earnings growth and our belief that such growth will persist. We also overweighted the non-durables industry, which remains a large beneficiary of continued strength in consumer spending.

What about other industries with a more cyclical nature?
Of course, not all industries possess characteristics that shield them from market cycles. For example, the anticipated rebound in the advertising industry -- typically an early-cycle event and one toward which the Fund was positioned -- has been slow to materialize. Also, the earnings calculation method most investors use to determine the valuations of these companies has come under scrutiny, leading to stock declines in this sector.

Looking ahead, what do you think is in store for the market?
Despite the relatively good economic news, including near record-low interest rates and inflation, positive GDP (gross domestic product) growth, and a modest earnings rebound in the manufacturing sectors, corporate credibility remains an overriding issue. Legislative changes designed to restore investor confidence already are in process, but the market may continue to move down until the credibility issues are resolved or stock values become exceptionally tempting. At that time, given the improving economic fundamentals, we would expect the market to rebound and resume a positive growth rate.

Top 10 Holdings*
 1.  Exxon-Mobil
     Corporation............  6.2%
 2.  Citigroup, Inc.........  4.4%
 3.  American Int'l Group...  3.8%
 4.  Royal Dutch
     Petroleum..............  2.9%
 5.  Bank of America
     Corporation............  2.9%
 6.  Wells Fargo &
     Company................  2.3%
 7.  SBC Communications,
     Inc....................  2.2%
 8.  J.P. Morgan Chase &
     Company................  2.1%
 9.  Verizon
     Communications.........  2.1%
10.  Viacom Inc.............  1.8%

Portfolio Allocation*
Common Stock..............  97.8%
Cash Equivalents..........   2.2%

Top 5 Industries*
 1.  Financial Services.....  30.9%
 2.  Energy.................  14.8%
 3.  Utilities..............  12.6%
 4.  Technology.............   8.3%
 5.  Consumer Services......   7.2%

--------------------------------------------------------------------------------
* As of June 30, 2002. The Fund's composition is subject to change.

One Group Large Cap Value Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       15
                                    [GRAPH]                               Report

                          Value of $10,000 Investment

                                                                          Class I                      S&P 500/BARRA Value
6/92                                                                        10000                                    10000
6/93                                                                        10673                                    11849
6/94                                                                        10843                                    12216
6/95                                                                        13382                                    14820
6/96                                                                        15082                                    18495
6/97                                                                        19170                                    24208
6/98                                                                        23288                                    30289
6/99                                                                        27307                                    35299
6/00                                                                        25766                                    33495
6/01                                                                        27710                                    36148
6/02                                                                        22298                                    29608

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year              -19.53%    -19.74%    -23.94%    -20.32%    -24.26%    -20.35%    -21.14%
-------------------------------------------------------------------------------------------------
  5 year                3.07%      2.85%      1.75%      2.06%      1.75%      2.08%      2.08%
-------------------------------------------------------------------------------------------------
  10 year               8.35%      8.15%      7.57%      7.47%      7.47%      7.47%      7.47%
-------------------------------------------------------------------------------------------------
  Since Inception       8.85%      8.63%      8.12%      7.95%      7.95%      7.95%      7.95%
-------------------------------------------------------------------------------------------------
  Inception Date       3/1/91     3/1/91                3/1/91                3/1/91
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Large Cap Value Fund is measured against the S&P 500/BARRA Value Index, an unmanaged index representing the performance of the lowest price to book securities in the S&P 500. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       16
Report

One Group Equity Income Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Lynn Yturri, member of the equity balanced team; Mike Weiner, CFA and managing director of the equity balanced team and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return for the year?
The Fund's I share class posted a total return of -9.64% for the one-year period ended June 30, 2002. (For information on other share classes, see page 17.)

Compared to the broad market, how did the Fund perform for shareholders?
The stock market was weak, reflecting an uncertain financial and global-geopolitical environment. Furthermore, a series of negative company specific news developments and a declining stock market undermined investor and business confidence. With this challenging backdrop, our high level of diversification and attention to valuation helped minimize the damage to the Fund. In addition, the Fund benefited from owning financially strong, dividend-paying stocks that typically carry a lower risk profile than the overall stock market. These factors helped the Fund outperform its peer group average and to significantly outperform its benchmark, the S&P 500 Index, which posted a total return of -17.99% for the fiscal year. (See inside the back cover for details on performance comparisons to peer group and benchmark indexes.)

Did the climate prompt you to implement any new strategies?
Our basic strategy remained intact -- that is, to build a portfolio that consists of what we believe is the best combination of securities offering reasonable current income and appreciation potential. But, developments over the past year caused a change in outlook for many industries and growth expectations, which, in turn, caused us to make some adjustments. For example, we enhanced the Fund's level of current income by increasing exposure to higher-yield investments. We also took advantage of weak stock prices to eliminate several holdings and switch into companies we believe are better valued and have greater growth prospects.

Were any sectors more or less attractive than others?
In general, the best performance came from smaller-capitalization stocks, as investors continued to move away from many of the largest growth-oriented companies that dominated the 1990s bull market. A variety of industry sectors performed well, including consumer non-durables, commodities, retail, capital equipment and banks, but notable performance was more stock-specific than industry-specific.
Poor performance was concentrated in high-profile, larger-cap issues that suffered from an interruption of growth rates or negative news developments -- factors that led to heavy selling and sharp price declines. In particular, technology and telecommunications stocks performed poorly as earnings continued to decline. The health care sector also lagged, due to political pressures, patent expirations and new product delays.

What is your market outlook, and how will you position the Fund for shareholders?
Many of the known problems within the stock market already have been exposed, and the market is into its cleansing process. Looking ahead, we expect an improving breadth of companies reporting growth, more evidence of a global economic recovery and better earnings comparisons with prior-year results. This may generate better news and higher stock market returns over the next year. We believe income-oriented equity funds such as ours should be well positioned to deal with an uncertain environment in the near term and to participate when the financial markets work through the current challenges.

Top 10 Holdings*
 1.  Exxon-Mobil
     Corporation..............  4.6%
 2.  General Electric
     Company..................  4.1%
 3.  Pfizer, Inc. ............  3.3%
 4.  Wal-Mart Stores, Inc. ...  3.1%
 5.  Citigroup, Inc. .........  2.9%
 6.  Bank of America
     Corporation..............  2.2%
 7.  Royal Dutch Petroleum....  2.2%
 8.  Coca-Cola Company........  2.2%
 9.  Wells-Fargo & Company....  2.1%
10.  Fannie Mae...............  1.9%

Portfolio Allocation*
Common Stock................  95.1%
Convertible Bonds...........   2.6%
Preferred Stock.............   1.4%
Cash Equivalents............   0.9%

Top 5 Industries*
 1.  Financial Services.......  20.1%
 2.  Health Care..............  12.8%
 3.  Consumer Non-Durable.....  10.6%
 4.  Energy...................   9.0%
 5.  Capital Goods............   8.0%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Equity Income Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       17
                                    [GRAPH]                               Report
                          Value of $10,000 Investment

                                                                          Class I                            S&P 500
6/92                                                                        10000                              10000
6/93                                                                        11156                              11363
6/94                                                                        11521                              11523
6/95                                                                        13946                              14527
6/96                                                                        17367                              18304
6/97                                                                        22733                              24655
6/98                                                                        28002                              32092
6/99                                                                        31162                              39395
6/00                                                                        28564                              42251
6/01                                                                        29782                              35983
6/02                                                                        26912                              29510

                Average Annual Total Return as of June 30, 2002

-----------------------------------------------------------------------------------------------------------------------------------
                        Class I         Class A        Class A*         Class B        Class B*         Class C        Class C*
-----------------------------------------------------------------------------------------------------------------------------------
  1 year                -9.64%          -9.89%          -14.61%         -10.57%         -14.78%         -10.52%         -11.36%
-----------------------------------------------------------------------------------------------------------------------------------
  5 year                 3.43%           3.15%            2.05%           2.41%           2.14%           2.45%           2.45%
-----------------------------------------------------------------------------------------------------------------------------------
  10 year               10.41%          10.12%            9.52%           9.35%           9.35%           9.37%           9.37%
-----------------------------------------------------------------------------------------------------------------------------------
  Since Inception        9.78%           9.47%            9.07%           8.72%           8.72%           8.74%           8.74%
-----------------------------------------------------------------------------------------------------------------------------------
  Inception Date      7/2/87          7/2/87                          7/2/87                          7/2/87
-----------------------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (11/4/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Equity Income Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       18
Report

One Group Diversified Equity Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Mike Weiner, CFA and managing director of the equity balanced team, and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
The Fund's I share class posted a total return of -18.61% for the year ended June 30, 2002. (For information on other share classes, see page 19.)

In this challenging period for stocks, how did the Fund compare to the averages? The Fund's total return slightly surpassed that of the peer group average and lagged that of the benchmark, the S&P 1500 Index, which posted a total return of -16.50% (see inside the back cover for details). Unfortunately, we owned some of last year's disappointing holdings and not enough of its winners when examining short-term performance. Nevertheless, we believe the Fund is well positioned for long-term growth.

What led to the market's decline?
The market had to deal with many troubling and unprecedented issues over the last year, including the September 11, 2001, terrorist attacks, additional terrorist threats, economic recession, and corporate financial scandals. In addition, dealing with the burst of the technology bubble at the peak of an 8-year bull market remains one of the largest contributors to ongoing market volatility. Our strategy of investing in multiple equity styles is designed to reap rewards over the long term, but over the near term most equity styles may continue to struggle as the market works through a host of challenges.

What were some of the strategies you implemented to deal with the market climate?
We invested in various investing themes and styles. We added companies to the portfolio that we felt were well positioned to benefit in a period of economic recovery; attractively priced technology companies with decent business models and companies poised to deliver sustainable, steady earnings at a good price.

Did any market sectors offer notable performance?
As a group, the Fund's electric and telephone utilities performed well, mostly because we avoided several underperforming names in this sector. We also added value in our communications technology holdings by avoiding some of that sectors worst performers and software holdings by staying with some proven leaders.

On the other hand, although we didn't own Enron, and none of the Fund's energy holdings were accused of any wrongdoing, "guilt by association" drove down the energy sector as a whole. Corporate credibility issues also influenced our holdings in the consumer sector, primarily in the advertising and entertainment areas.

What is your outlook, and how will you position the Fund going forward?
We expect to reach an earnings trough before the end of the third quarter of 2002, with a gradual recovery emerging in most market sectors. Valuations for most sectors are neither rich nor cheap, so the market likely will rely on earnings growth as a barometer. We will keep the portfolio diversified and exposed to large-, mid- and small-cap stocks and value- and growth-oriented issues.

Top 10 Holdings*
 1.  Exxon-Mobil
     Corporation............  4.0%
 2.  Microsoft
     Corporation............  3.4%
 3.  Citigroup, Inc.........  3.1%
 4.  Pfizer, Inc............  3.0%
 5.  General Electric
     Company................  2.7%
 6.  Wal-Mart Stores,
     Inc....................  2.5%
 7.  American Int'l Group...  2.4%
 8.  Coca-Cola Company......  2.1%
 9.  Freddie Mac............  2.0%
10.  Philip Morris Co.,
     Inc....................  1.7%

Portfolio Allocation*
Common Stock..............  96.9%
Cash Equivalents..........   3.1%

Top 5 Industries*
 1.  Financial Services.....  19.2%
 2.  Health Care............  13.3%
 3.  Technology.............  12.5%
 4.  Consumer Non-Durable...   8.9%
 5.  Retail.................   7.1%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Diversified Equity Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       19
                                    [GRAPH]                               Report
                          Value of $10,000 Investment

                                                Class A                S&P 500          S&P SuperComposite 1500 Index
6/92                                              10000                  10000                                  10000
6/93                                              11959                  11363                                  11363
6/94                                              11937                  11523                                  11523
6/95                                              13898                  14527                                  14466
6/96                                              16815                  18304                                  18144
6/97                                              22118                  24655                                  24123
6/98                                              29187                  32092                                  31226
6/99                                              35128                  39395                                  37891
6/00                                              36874                  42251                                  40963
6/01                                              32257                  35983                                  35733
6/02                                              26169                  29510                                  29836

                                                Class A*
6/92                                                9475
6/93                                               11331
6/94                                               11311
6/95                                               13169
6/96                                               15933
6/97                                               20957
6/98                                               27656
6/99                                               33285
6/00                                               34940
6/01                                               30565
6/02                                               24796

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year              -18.61%    -18.87%    -23.16%    -19.49%    -23.50%    -19.51%    -20.31%
-------------------------------------------------------------------------------------------------
  5 year                3.69%      3.42%      2.31%      2.65%      2.34%      2.71%      2.71%
-------------------------------------------------------------------------------------------------
  10 year              10.28%     10.10%      9.51%      9.31%      9.31%      9.35%      9.35%
-------------------------------------------------------------------------------------------------
  Since Inception      11.01%     10.86%     10.39%     10.06%     10.06%     10.08%     10.08%
-------------------------------------------------------------------------------------------------
  Inception Date     12/29/89   12/29/89              12/29/89              12/29/89
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class I (3/26/96), Class B (9/9/94) and Class C (11/4/97), performance is based on Class A share performance adjusted to reflect the deduction of fees and expenses including the absence of a sales charge in the case of Class I shares.

The above-quoted performance data includes the performance of the Paragon Value Equity Income Fund for the period before it was acquired by the One Group Diversified Equity Fund on March 26, 1996. Prior to March 26, 1996 performance for the Class I shares is based on Class A share performance adjusted to reflect the absence of sales charges.

The performance of the Diversified Equity Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The S&P SuperComposite 1500 Index represents the performance of large and small companies in the U.S. stock market.

The S&P SuperComposite 1500 Index consists of the average monthly returns of the S&P 500 Index for periods prior to January 1995. Thereafter, the data is from the S&P SuperComposite 1500 Index, which corresponds with the initiation of the S&P SuperComposite 1500 Index on January 1, 1995.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       20
Report

One Group Balanced Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Scott Grimshaw, member of the taxable bond team; Mike Weiner, CFA and managing director of the equity balanced team; Rick Jandrain, chief investment officer of equity securities and Gary Madich, CFA and chief investment officer of fixed income securities.

What was the Fund's total return?
The Fund's I share class posted a total return of -9.05% for the 12-month period ended June 30, 2002. (For information on other share classes, see page 21.)

How did this performance compare to other balanced funds?
The Fund slightly underperformed its peer group average (see inside the back cover for details). This resulted primarily from the stock portfolio portion of the Fund, which comprised 60% of the Fund's assets. The stock market had to deal with many troubling and unprecedented issues over the last year, including terrorism, economic recession, and corporate accounting abuses. In addition, dealing with the burst of the technology bubble at the peak of an 8-year bull market remains one of the largest contributors to ongoing market volatility.

What were your key strategies in the equity portfolio?
Our goal was to keep the equity portion of the portfolio well diversified in various equity styles, themes and time horizons and to own companies which we expected to benefit from a recovering economy. As such, we focused on technology companies with decent business models and attractive stock prices. We also added select companies positioned to deliver sustainable, steady earnings at a good price and companies working hard to improve their fortunes.

How did you position the bond portfolio?
The bond market continued to benefit from a slow economy, low interest rates and investor skepticism for the stock market. Because of these concerns, we under-weighted corporate securities, which lagged other higher-quality bond sectors. We focused on mortgage- and asset-backed securities, which provided total return and yield advantages for shareholders. We also maintained a slightly longer-than-average duration (sensitivity to interest rate changes), which was a positive influence on performance in the declining rate environment. (When interest rates decline, funds with longer durations experience greater price appreciation.)

What is your outlook, and how will you position the Fund going forward?
We expect to maintain our target asset allocation of 60% stocks and 40% bonds. We believe the market may reach an earnings trough before the end of the third quarter of 2002, with a gradual recovery emerging in most market sectors. We will keep the stock portfolio diversified and exposed to large-, mid- and small-cap stocks and value- and growth-oriented issues.

We don't expect the bond market environment to change dramatically. Corporate bonds likely will face continued volatility, so we expect to remain focused on high-quality mortgage-backed securities and maintaining broad portfolio diversification.

Portfolio Allocation*
Common Stock..............  58.3%
Government Agencies.......  18.0%
Corporate Bonds...........  13.6%
U.S. Treasuries...........   6.6%
Asset-Backed Securities...   3.0%
Cash Equivalents..........   0.5%

Top 5 Equity Industries*
 1.  Financial Services.....  11.5%
 2.  Health Care............   8.0%
 3.  Technology.............   7.5%
 4.  Consumer Non-Durable...   5.3%
 5.  Utilities..............   4.0%

Top 5 Fixed Income Sectors*
 1.  Corporate Bonds........  13.8%
 2.  Federal National
     Mortgage Association...   7.6%
 3.  Federal Home Loan
     Mortgage...............   5.0%
 4.  U.S. Treasury Bonds....   4.4%
 5.  Asset-Backed
     Securities.............   3.7%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Balanced Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       21
                                    [GRAPH]                               Report
                          Value of $10,000 Investment

                                                             Class I                     S&P 500
4/93                                                           10000                       10000
6/93                                                           10129                       10049
6/94                                                           10027                       10190
6/95                                                           11636                       12847
6/96                                                           13356                       16187
6/97                                                           16048                       21803
6/98                                                           19597                       28380
6/99                                                           22094                       34838
6/00                                                           23363                       37364
6/01                                                           22518                       31821
6/02                                                           20480                       26096

                                                    Lipper Balanced Fund Index
4/93                                                                     10000
6/93                                                                     10205
6/94                                                                     10288
6/95                                                                     11883
6/96                                                                     13644
6/97                                                                     16458
6/98                                                                     19488
6/99                                                                     21737
6/00                                                                     22700
6/01                                                                     22461
6/02                                                                     20768

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year               -9.05%     -9.20%    -13.98%     -9.92%    -14.35%     -9.88%    -10.77%
-------------------------------------------------------------------------------------------------
  5 year                5.00%      4.72%      3.60%      3.95%      3.64%      3.97%      3.97%
-------------------------------------------------------------------------------------------------
  Since Inception       8.06%      7.79%      7.17%      7.00%      7.00%      7.00%      7.00%
-------------------------------------------------------------------------------------------------
  Inception Date       4/2/93     4/2/93                4/2/93                4/2/93
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class B (1/14/94) and Class C (5/30/00), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

Performance for the Class C shares is based on Class I share performance adjusted to reflect the difference in expense ratios and sales charges.

The performance of the Balanced Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Balanced Fund Index is a blended index consisting of both stocks and bonds with a typical stock to bond ratio of around 60% to 40%.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       22
Report

One Group Equity Index Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Bala Iyer, Ph.D. and CFA, managing director of the equity quantitative team, and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
The Fund's I share class posted a total return of -18.24% for the fiscal year ended June 30, 2002. (For information on other share classes, see page 23.)

How did the Fund's return compare to the S&P 500's return?
As it is designed to do, the Fund offered a total return similar to that of the S&P 500 Index, the unmanaged group of stocks the Fund seeks to track with little or no excess risk. The S&P 500 Index returned -17.99% for the year (see inside the back cover for details).

How do you track the index's performance?
We strictly follow the benchmark positions and weights and stay fully invested. We also take advantage of securities lending and trade execution by our selected broker via program trading to help offset some of the costs associated with running an index fund.

Which market sectors offered notable performance?
Health services and consumer non-durable stocks performed well, because their non-cyclical character helped them post earnings increases. Telephone utilities and communications technology stocks posted the worst relative returns, due to low capital spending and weak demand.

Looking ahead, what do you expect from the stock market and for the Fund?
We plan to keep the Fund fully invested as we seek to track the composition and performance of the S&P 500 Index. Our research indicates that price/earnings multiples no longer strongly favor mid- and small-cap stocks over large-cap stocks. As such, we believe returns from large-cap stocks may improve over the next 12-month period.

Top 10 Holdings*
 1.  Microsoft
     Corporation............  3.2%
 2.  General Electric
     Company................  3.1%
 3.  Exxon-Mobil
     Corporation............  3.0%
 4.  Wal-Mart Stores,
     Inc....................  2.7%
 5.  Pfizer, Inc............  2.4%
 6.  Citigroup, Inc.........  2.2%
 7.  American Int'l Group...  1.9%
 8.  Johnson & Johnson......  1.7%
 9.  Coca-Cola Company......  1.5%
10.  IBM Corporation........  1.3%

Portfolio Allocation*
Common Stock..............  98.6%
Cash Equivalents..........   1.4%

Top 5 Industries*
 1.  Financial Services.....  19.3%
 2.  Technology.............  14.4%
 3.  Health Care............  13.6%
 4.  Consumer Non-Durable...   9.8%
 5.  Energy.................   7.6%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Equity Index Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       23
                                    [GRAPH]                               Report
                          Value of $10,000 Investment

                                                                          Class I                            S&P 500
6/92                                                                        10000                              10000
6/93                                                                        11304                              11363
6/94                                                                        11376                              11523
6/95                                                                        14310                              14527
6/96                                                                        17955                              18304
6/97                                                                        24113                              24655
6/98                                                                        31289                              32092
6/99                                                                        38330                              39395
6/00                                                                        40961                              42251
6/01                                                                        34796                              35983
6/02                                                                        28448                              29510

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year              -18.24%    -18.46%    -22.74%    -19.07%    -23.11%    -19.06%    -19.87%
-------------------------------------------------------------------------------------------------
  5 year                3.36%      3.10%      1.99%      2.34%      1.97%      2.39%      2.39%
-------------------------------------------------------------------------------------------------
  10 year              11.02%     10.75%     10.15%      9.96%      9.96%      9.99%      9.99%
-------------------------------------------------------------------------------------------------
  Since Inception      11.12%     10.85%     10.30%     10.06%     10.06%     10.09%     10.09%
-------------------------------------------------------------------------------------------------
  Inception Date       7/2/91     7/2/91                7/2/91                7/2/91
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (11/4/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Equity Index Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       24
Report

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Bala Iyer, Ph.D. and CFA, managing director of the equity quantitative team, and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
The Fund's I share class posted a total return of -1.78% for the 12-month period ended June 30, 2002. (For information on other share classes, see page 25.)

What does this return mean for shareholders?
In a period characterized by earnings downgrades, contraction of price/earnings multiples and double-digit negative returns for many stock market indexes, the Fund generated relatively attractive performance. The small- and mid-cap universes continued to fare better than the large-cap arena. But it was our stock-selection strategies that helped the Fund outperform its market benchmark, the S&P 1000 Index (total return -3.19%; see inside the back cover for details).

What were your stock-selection strategies?
We avoided making sector or industry bets in favor of taking small bets on individual stocks. We used a balanced, quantitative stock-selection process that kept our overall portfolio performance and risk exposure within targeted benchmark guidelines.

Which stocks offered notable performance for shareholders?
Stocks in the consumer non-durables sector performed extremely well because of their non-cyclical nature. In addition, real estate investment trust (REIT) holdings offered strong performance, due to their rich dividend yield and focus on cash flow. Stocks in the telephone utilities, Internet and semiconductor industries offered the worst relative performance during the year. Telecommunications-related stocks continued to suffer from weak final demand, while stagnant capital spending plagued the technology-related sectors.

What do you think is in store for small- and mid-cap stocks?
We remain hopeful that returns will improve in the next 12 months, and we plan to keep the Fund fully invested. We expect the small- and mid-cap arena to perform slightly better than large-cap stocks. Nevertheless, it's likely to be a low-return environment, underscoring the value of effective stock selection strategies.

Top 10 Holdings*
 1.  Electronic Arts, Inc. ...  0.7%
 2.  Gilead Sciences, Inc. ...  0.7%
 3.  Tyson Foods, Inc. .......  0.7%
 4.  Quest Diagnostics,
     Inc. ....................  0.6%
 5.  Microchip Technology,
     Inc. ....................  0.6%
 6.  Greenpoint Financial
     Corp. ...................  0.6%
 7.  RJ Reynolds Tobacco......  0.6%
 8.  Golden State Bancorp.....  0.6%
 9.  Cadence Design System,
     Inc. ....................  0.5%
10.  M & T Bank Corp. ........  0.5%

Portfolio Allocation*
Common Stock................  97.1%
Cash Equivalents............   2.0%
Unit Investment Trust.......   0.9%

Top 5 Industries*
 1.  Financial Services.......  16.2%
 2.  Technology...............  13.1%
 3.  Health Care..............  11.9%
 4.  Retail...................   8.3%
 5.  Business Equipment &
     Services.................   6.5%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       25
                                    [GRAPH]                               Report
                          Value of $10,000 Investment

                                                Class I             S&P MidCap 400        S&P SmallCap 600           S&P 1000
7/98                                              10000                      10000                   10000              10000
6/99                                              11490                      12191                   10578              11157
6/00                                              13134                      14261                   12100              12981
6/01                                              14295                      15526                   13445              14208
6/02                                              14040                      14794                   13482              13754

                Average Annual Total Return as of June 30, 2002

-----------------------------------------------------------------------------------------------------------------------------------
                        Class I         Class A        Class A*         Class B        Class B*         Class C        Class C*
-----------------------------------------------------------------------------------------------------------------------------------
  1 year                -1.78%          -2.11%          -7.26%          -2.75%          -7.59%          -2.69%          -3.66%
-----------------------------------------------------------------------------------------------------------------------------------
  Since Inception        9.05%           8.75%           7.27%           8.34%           7.82%           7.93%           7.93%
-----------------------------------------------------------------------------------------------------------------------------------
  Inception Date     7/31/98         7/31/98                         7/31/98                         7/31/98
-----------------------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/98), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

Effective March 31, 2002 the performance of the Market Expansion Index Fund is measured against the S&P 1000 Index, an unmanaged index which combines the already widely followed S&P MidCap 400 and S&P SmallCap 600 Indices and is generally representative of the performance of the small and mid-size companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The S&P MidCap 400 Index is an unmanaged index generally representative of the mid-cap stock market.

The S&P SmallCap 600 Index is an unmanaged index generally representative of the small companies stock market.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       26
Report

One Group Technology Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Steve Salopek and Walter Casey, members of the equity growth team, and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
The Fund's I share class posted a total return of -39.42% for the year ended June 30, 2002. (For information on other share classes, see page 27.)

Was there any comfort for technology investors in this difficult market?
A barrage of factors combined to increase the risk premium investors applied to the technology sector, leading to strong underperformance for the fiscal year. Fallout from the September 11, 2001, terrorist attacks; concerns over a slowing economy, credit downgrades and corporate governance issues; and problems related to the outlook for technology spending and, consequently, the growth and profitability of technology vendors weighed heavily on the sector.

Although the Fund was down significantly for the year, shareholders may find a bit of comfort in knowing that our stock-selection process enabled us to limit the losses somewhat. We maintained a relatively conservative posture in the Fund, which helped us outperform the benchmark and peer group average (see inside the back cover for details).

How did your stock-selection process help?
We emphasized high-quality names with strong balance sheets. Given the sector's increased risk premium, we also were sensitive to valuation. These strategies helped us avoid the stocks plagued with the most serious negative earnings revisions during the period. At the same time, these efforts helped the Fund perform relatively well in the important sub-sectors of the Fund, including communications technology, software, semiconductors, hardware and services. In addition, we emphasized well-capitalized market leaders.

Is the environment for technology stocks likely to improve?
We expect the technology sector to remain challenging over the near term, as the market works off the excesses of the 1990s. In time, though, the ongoing advances in price performance likely will spawn new applications, and technology may once again be a growth engine for investors. When that happens, we expect the Fund to participate nicely. Until then, our emphasis on quality should be a positive influence on relative performance.

Top 10 Holdings*
 1.  Microsoft
     Corporation............  9.8%
 2.  Intel Corporation......  7.9%
 3.  IBM Corporation........  7.8%
 4.  Cisco Systems, Inc.....  6.9%
 5.  Dell Computer
     Corporation............  4.6%
 6.  AOL Time Warner........  4.4%
 7.  Oracle Corporation.....  3.4%
 8.  Texas Instruments,
     Inc....................  3.1%
 9.  Hewlett Packard Co.....  3.1%
10.  Automatic Data
     Processing.............  2.4%

      Portfolio Allocation*
Common Stock..............  96.7%
Cash Equivalents..........   3.3%

Top 5 Industries*
 1.  Communications Tech &
     Software...............  30.9%
 2.  Hardware & Services....  25.7%
 3.  Semiconductors.........  22.2%
 4.  Business Equipment &
     Services...............   7.5%
 5.  Technology.............   6.6%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Technology Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       27
                                    [GRAPH]                               Report
                          Value of $10,000 Investment

                                                                          Class I                 Goldman Sachs Technology Index
7/00                                                                        10000                                          10000
6/01                                                                         5910                                           5127
6/02                                                                         3580                                           2954

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year              -39.42%    -39.56%    -42.77%    -40.00%    -43.00%    -39.93%    -40.53%
-------------------------------------------------------------------------------------------------
  Since Inception     -41.38%    -41.55%    -43.16%    -41.98%    -41.98%    -41.89%    -41.89%
-------------------------------------------------------------------------------------------------
  Inception Date      7/28/00    7/28/00               7/28/00               7/28/00
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Technology Fund is measured against the Goldman Sachs Technology Index, a capitalization-weighted index generally representative of the performance of securities covered in the technology sector. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Fund's value and it's returns may be considerably more volatile and pose greater risks due to the nature of the technology sector (short product cycles, price competition, obsolescence of existing technology) than the values and returns of other mutual funds invested in a broader range of industries and companies.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       28
Report

One Group Health Sciences Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Karen Grunst, CFA and Bihag Patel, members of the equity growth team, and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
The Fund's I share class posted a total return of -23.92% for the one-year period ended June 30, 2002. (For information on other share classes, see page 29.)

How does the Fund's return compare to the health sciences sector as a whole?
The Fund outperformed its peer group average, but it significantly underperformed its market benchmark, the Goldman Sachs Health Care Index (total return of -18.85%), primarily due to the Fund's biotechnology overweight and major pharmaceuticals underweight. In the 12-month period, pharmaceuticals outperformed biotech stocks by approximately 20%. (See inside the back cover for index and peer group comparison details.)

Why did you focus on biotech stocks?
While the benchmark index and many of our peers are invested heavily in defensive services industries, we stick to our stated objectives of investing primarily in research-and-development-driven companies. Many such companies are in the biotechnology industry. Although this strategy hasn't been successful in producing immediate results in this difficult market environment, we believe it may pay off over the long run.

Do you expect the climate for health sciences stocks to improve in the months ahead?
We expect health care companies to report solid earnings results relative to other market segments in the months ahead. We anticipate robust new-product flow, particularly from the biotech companies we own. Although the Food and Drug Administration has been slow to approve new drugs, the agency is starting to improve its turnaround times. On the political front, we don't expect a Medicare prescription drug plan to become law until after the 2002 elections. Ultimately, we expect a prescription drug plan to be part of a larger Medicare reform package. From a long-term perspective, we believe demographics trends will continue to drive robust demand for health care products that save lives and improve quality of life.

Top 10 Holdings*
 1.  Pfizer, Inc............  10.0%
 2.  Eli Lilly & Company....   6.5%
 3.  Wyeth..................   6.4%
 4.  Medtronic Inc..........   6.0%
 5.  Pharmacia
     Corporation............   5.5%
 6.  Amgen, Inc.............   5.3%
 7.  Allergan, Inc..........   4.5%
 8.  Baxter International,
     Inc....................   4.5%
 9.  HCA The Healthcare
     Company................   3.8%
10.  Medimmune, Inc.........   3.8%

Portfolio Allocation*
Common Stock...............  98.0%
Cash Equivalents...........   2.0%

Top 5 Sectors*
 1.  Major Pharmaceuticals...  36.6%
 2.  Biotech Mature..........  18.4%
 3.  Medical Device..........  14.9%
 4.  Specialty Pharma........   8.9%
 5.  Providers...............   7.3%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Health Sciences Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       29
                                    [GRAPH]                               Report
                          Value of $10,000 Investment

                                                                          Class I                 Goldman Sachs Healthcare Index
3/01                                                                        10000                                          10000
6/01                                                                        11710                                          10374
6/02                                                                         8909                                           8616

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 Year              -23.92%    -24.19%    -28.18%    -24.90%    -28.64%    -24.92%    -25.67%
-------------------------------------------------------------------------------------------------
  Since Inception      -8.68%     -9.01%    -12.76%     -9.74%    -12.58%     -9.82%     -9.82%
-------------------------------------------------------------------------------------------------
  Inception Date      3/23/01    3/23/01               3/23/01               3/23/01
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Health Sciences Fund is measured against the Goldman Sachs Healthcare Index, an unmanaged index measuring the performance of large- and mid-sized companies in the following sectors: Major/Specialty Pharmaceuticals, Biotechnology, Medical Technology and Health Services. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

As a non-diversified and single industry fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       30
Report

One Group International Equity Index Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Chris Gheen, member of the international team; Clyde Carter, Jr., managing director of the international team and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return?
For the year ended June 30, 2002, the Fund's I share class posted a total return of -11.55%. (For information on other share classes, see page 31.)

How did the Fund's return compare to that of its benchmark index?
The Morgan Stanley Capital International (MSCI) EAFE-GDP Index posted a total return of -10.51% for the year (see inside the back cover for details).

How would you describe the climate for international stocks?
Volatility was the norm for international stocks during the fiscal year. In the first half of the year, investors anticipated a slowdown in global economic growth, primarily due to higher oil prices, rising labor costs, weak currencies, and new uncertainties generated from the September 11, 2001, terrorist attacks against the United States. Between October 2001 and April 2002, investors sensed an improvement in the global economic growth prospects. But since May, investors have struggled with reductions in corporate earnings expectations, few indications of a rebound in global capital spending and ongoing concerns about terrorism. On the bright side, the U.S. dollar finally began to soften, which improves returns for U.S. investors in international funds.

Did you focus your holdings on any particular areas?
With the developed markets comprising close to 90% of the international stock market capitalization, countries such as Japan, Germany, the United Kingdom and France had the largest exposure in the Fund.

What's your outlook for international stocks?
Over time, we expect market volatility to subside as investors regain their confidence in stocks and focus on the positive influences at work in the market. For example, the global economic recovery is still on track, the U.S. dollar has weakened and equity valuations once again are attractive in several markets. We also expect inflation to remain under control, which should allow central banks to move into action gradually, as cyclical pressures develop slowly over the coming year.

Top 10 Holdings*
 1.  Total Fina Elf S.A. ...  1.7%
 2.  Docomo Inc. ...........  1.6%
 3.  Eni SPA ...............  1.5%
 4.  Siemens AG ............  1.3%
 5.  Toyota Motor
     Corporation ...........  1.3%
 6.  Daimler Benz ..........  1.1%
 7.  BP PLC ................  1.1%
 8.  Sony Corporation ......  1.0%
 9.  Deutsche Bank AG ......  1.0%
10.  E.ON AG ...............  0.9%

Portfolio Allocation*
Common Stock..............  98.1%
Closed-End Mutual Fund....   1.3%
Preferred Stock...........   0.6%

Top 5 Countries*
 1.  Japan..................  28.5%
 2.  Germany................  10.6%
 3.  France.................   8.6%
 4.  United Kingdom.........   8.4%
 5.  Italy..................   6.9%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group International Equity Index Fund
--------------------------------------------------------------------------------
Portfolio Performance Review



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       31
                                    [GRAPH]                               Report
                          Value of $10,000 Investment

                                                                          Class I                         MSCI EAFE-GDP
10/92                                                                       10000                                 10000
6/93                                                                        11812                                 12189
6/94                                                                        13636                                 14456
6/95                                                                        14209                                 14984
6/96                                                                        15801                                 16864
6/97                                                                        18114                                 19284
6/98                                                                        19842                                 22204
6/99                                                                        22080                                 24388
6/00                                                                        26073                                 29206
6/01                                                                        19615                                 22157
6/02                                                                        17349                                 19828

                Average Annual Total Return as of June 30, 2002

-----------------------------------------------------------------------------------------------------------------------------------
                        Class I         Class A        Class A*         Class B        Class B*         Class C        Class C*
-----------------------------------------------------------------------------------------------------------------------------------
  1 year               -11.55%         -11.79%         -16.42%         -12.39%         -16.76%         -12.43%         -12.30%
-----------------------------------------------------------------------------------------------------------------------------------
  5 year                -0.86%          -1.12%          -2.18%          -1.83%          -2.18%          -1.69%          -1.69%
-----------------------------------------------------------------------------------------------------------------------------------
  Since Inception        5.86%           5.60%           5.02%           4.79%           4.79%           4.87%           4.87%
-----------------------------------------------------------------------------------------------------------------------------------
  Inception Date      10/28/92        10/28/92                        10/28/92                        10/28/92
-----------------------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (4/23/93), Class B (1/14/94) and Class C (11/4/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

International investing involves increased risk and volatility.

The performance of the International Equity Index Fund is measured against the Morgan Stanley Capital International (MSCI) EAFE-GDP Index(1), an unmanaged index generally representative of the performance of international stock markets. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

------------
(1) Gross Domestic Product (GDP) Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index. MSCI EAFE-GDP Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       32
Report

One Group Diversified International Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Chris Gheen, member of the international team; Clyde Carter, Jr., managing director of the international team and Rick Jandrain, chief investment officer of equity securities.

What was the Fund's total return for the year?
The Fund's I share class posted a total return of -8.75% for the 12-month period ended June 30, 2002. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) EAFE+EMF Index (total return -8.12%) but it outperformed the peer group average. (For information on other share classes, see page 33, for performance comparisons to the Fund's benchmark and peer group, see inside the back cover.)

What key factors influenced international stock markets?
International markets remained volatile during the fiscal year. During the first half of the year, investors anticipated a slowdown in global economic growth, primarily due to prior central bank responses to higher oil prices, rising labor costs, weak currencies, and new uncertainties generated from the September 11, 2001, terrorist attacks against the United States. Market sentiment improved from October 2001 through April 2002, as investors sensed an improvement in global economic growth prospects. Since May, though, investors have struggled with reductions in corporate earnings expectations, few indications of a rebound in global capital spending and the ongoing concerns about terrorism. On the bright side, the U.S. dollar finally began to soften, which may improve returns for U.S. investors in international funds.

What were your strategies during this volatile time?
In October 2001 we positioned the Fund to benefit from an expected improvement in the global economy and attractive valuations. This involved over-weighting emerging and cyclical markets, including Korea, Taiwan, Indonesia, New Zealand, Malaysia and Thailand. The Fund's performance benefited from this strategy, as well as our overweight of Norway and under-weightings in Germany, Japan, the Philippines and Turkey. In the final three months of the fiscal year, we reduced the Fund's exposure to the Asian emerging markets, due to previous strong performance, a decline in investor confidence and our belief that equity prices had appreciated ahead of fundamentals.

What can international investors look forward to as time goes on?
As time goes on, we expect market volatility to diminish as investors regain their confidence in stocks and focus on the positive influences in the market. For example, the global economic recovery is still on track, the U.S. dollar has weakened and equity valuations once again are attractive in several markets. We also expect inflation to remain under control, which should allow central banks to move into action gradually, as cyclical pressures develop slowly over the coming year.

Top 10 Holdings*
 1.  Nokia Corp ADR.........  1.2%
 2.  East Japan Railway.....  1.0%
 3.  Nokia OYJ..............  1.0%
 4.  UBS AG.................  0.8%
 5.  Korea Electric Power
     KRW....................  0.7%
 6.  Vodafone Group PLC
     ADR....................  0.7%
 7.  ABB LTD................  0.7%
 8.  Kookmin Bank...........  0.7%
 9.  Koram Bank KRW.........  0.7%
10.  Novartis AG............  0.6%

Portfolio Allocation*
Common Stock..............  97.0%
Cash Equivalents..........   1.6%
Closed-End Mutual Fund....   0.8%
Unit Investment Trust.....   0.4%
Preferred Stock...........   0.2%

Top 5 Countries*
 1.  Japan..................  17.8%
 2.  United Kingdom.........   8.7%
 3.  Sweden.................   5.1%
 4.  France.................   4.5%
 5.  Switzerland............   4.2%

--------------------------------------------------------------------------------

* As of June 30, 2002. The Fund's composition is subject to change.

One Group Diversified International Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       33
                                    [GRAPH]                               Report
                          Value of $10,000 Investment

                                                                          Class I                        MSCI EAFE + EMF
6/92                                                                        10000                                  10000
6/93                                                                        10714                                  12053
6/94                                                                        12352                                  14265
6/95                                                                        12968                                  14485
6/96                                                                        14389                                  16373
6/97                                                                        16300                                  18588
6/98                                                                        17486                                  18808
6/99                                                                        19468                                  20665
6/00                                                                        23551                                  24102
6/01                                                                        17633                                  18344
6/02                                                                        16091                                  16855

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------
                      Class I    Class A    Class A*   Class B    Class B*   Class C    Class C*
-------------------------------------------------------------------------------------------------
  1 year               -8.75%     -8.96%    -13.76%     -9.65%    -14.14%     -9.69%    -10.58%
-------------------------------------------------------------------------------------------------
  5 year               -0.26%     -0.48%     -1.54%     -1.17%     -1.55%     -1.18%     -1.18%
-------------------------------------------------------------------------------------------------
  10 year               4.87%      4.62%      4.07%      3.91%      3.91%      3.91%      3.91%
-------------------------------------------------------------------------------------------------
  Since Inception       6.56%      6.26%      5.91%      5.56%      5.56%      5.56%      5.56%
-------------------------------------------------------------------------------------------------
  Inception Date      4/30/86    4/30/86               4/30/86               4/30/86
-------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/99) performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

International investing involves increased risk and volatility.

The Diversified International Fund commenced operations as the Pegasus International Equity Fund on December 3, 1994 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses and sales charges associated with the Fund. Common trust funds are not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, are not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The above quoted performance data includes the performance of a common trust fund and the Pegasus International Equity Fund prior to the acquisition by the One Group Diversified International Fund on March 22, 1999.

The performance of the Diversified International Fund is measured against the Morgan Stanley Capital International (MSCI) EAFE + EMF Index, an unmanaged index generally representative of the performance of international stock markets and of emerging markets. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       34
Report

One Group Small Cap Growth Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
 Common Stocks (97.9%):
Business Equipment & Services (10.2%):
    125     ABM Industries, Inc. ..............  $  2,170
    118     Administaff, Inc. (b) .............     1,180
     89     Advanced Marketing Services,
              Inc. ............................     1,623
     50     Advo, Inc. (b) ....................     1,904
    100     Armor Holdings, Inc. (b) ..........     2,553
     41     Concord Communications, Inc.
              (b) .............................       674
     28     Cuno, Inc. (b) ....................       995
    163     Dendrite International, Inc.
              (b) .............................     1,578
    128     Factset Research Systems, Inc. ....     3,819
     65     Fair Issac & Co., Inc. ............     2,128
     55     G & K Services, Inc., Class A .....     1,883
    129     Global Payments, Inc. .............     3,829
    151     Insight Enterprises, Inc. (b) .....     3,799
    114     John H. Harland Co. ...............     3,209
     20     New England Business Services .....       503
     59     Prepaid Legal Services, Inc.
              (b) .............................     1,180
    174     PRG-Schultz International, Inc.
              (b) .............................     2,142
     40     QRS Corp. (b) .....................       312
     20     Shuffle Master, Inc. (b) ..........       369
     70     Startek, Inc. (b) .................     1,877
    111     Varian Semiconductor Equipment
              Assoc., Inc. (b) ................     3,770
    102     Zebra Technologies Corp., Class A
              (b) .............................     4,937
                                                 --------
                                                   46,434
                                                 --------
Capital Goods (6.5%):
    112     Advanced Energy Industries, Inc.
              (b) .............................     2,473
     51     Clarcor, Inc. .....................     1,611
     94     Cymer, Inc. (b) ...................     3,294
     56     Elcor Corp. .......................     1,537
    144     Graco, Inc. .......................     3,615
     98     Helix Technology Corp. ............     2,023
     38     IDEX Corp. ........................     1,273
     41     Insituform Technologies, Inc.
              (b) .............................       858
     65     Intermagnetics General Corp.
              (b) .............................     1,309
     63     Manitowoc Co., Inc. ...............     2,222
     41     Metro One Telecommunications, Inc.
              (b) .............................       577
     40     Oshkosh Truck Corp. ...............     2,364
     61     Roper Industries, Inc. ............     2,275
     15     Simpson Manufacturing Co., Inc.
              (b) .............................       857
    136     Technitrol, Inc. ..................     3,162
                                                 --------
                                                   29,450
                                                 --------
Consumer Durable (5.6%):
    113     Arbitron, Inc. (b) ................     3,529
     32     Arctic Cat, Inc. ..................       556
     31     AstroPower, Inc. (b) ..............       599
    331     Axcelis Technologies, Inc. (b) ....     3,736
     26     Carbo Ceramics, Inc. ..............       942
    149     Corinthian Colleges, Inc. (b) .....     5,053

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Common Stocks, continued:
Consumer Durable, continued:
     87     Harman International Industries,
              Inc. ............................  $  4,260
     57     Monaco Coach Corp. (b) ............     1,213
     59     Polaris Industries, Inc. ..........     3,829
     38     Winnebago Industries, Inc. ........     1,650
                                                 --------
                                                   25,367
                                                 --------
Consumer Non-Durable (5.4%):
     20     American Italian Pasta Co., Class A
              (b) .............................     1,035
     49     AptarGroup, Inc. ..................     1,501
    120     Crown Cork & Seal Co., Inc. (b) ...       823
     55     Fossil, Inc. (b) ..................     1,121
    173     ITT Educational Services, Inc.
              (b) .............................     3,771
     73     K Swiss, Inc. .....................     1,902
    120     La-Z-Boy Chair Co. ................     3,026
    204     NBTY, Inc. (b) ....................     3,152
    126     Pacific Sunwear of California, Inc.
              (b) .............................     2,802
     83     Performance Food Group Co. (b) ....     2,810
     21     United Natural Foods, Inc. (b) ....       402
    103     Wet Seal, Inc., Class A (b) .......     2,498
                                                 --------
                                                   24,843
                                                 --------
Consumer Services (2.4%):
     76     Action Performance Cos., Inc.
              (b) .............................     2,404
     37     Argosy Gaming Co. (b) .............     1,042
     89     Kroll, Inc. (b) ...................     1,874
     63     Midway Games, Inc. (b) ............       533
     90     On Assignment, Inc. (b) ...........     1,595
     61     SCP Pool Corp. (b) ................     1,698
     59     THQ, Inc. (b) .....................     1,759
                                                 --------
                                                   10,905
                                                 --------
Energy (3.3%):
    107     Cal Dive International, Inc.
              (b) .............................     2,343
     58     Oceaneering International, Inc.
              (b) .............................     1,566
     53     Patina Oil & Gas Corp. ............     1,454
    135     Power Integrations, Inc. (b) ......     2,422
     58     Remington Oil & Gas Corp. (b) .....     1,149
    291     XTO Energy, Inc. ..................     5,994
                                                 --------
                                                   14,928
                                                 --------
Financial Services (7.5%):
     48     Barra, Inc. (b) ...................     1,770
     51     Boston Private Financial Holdings,
              Inc. ............................     1,252
     80     Community First Bankshares,
              Inc. ............................     2,090
     60     Cullen/Frost Bankers, Inc. ........     2,157
     63     Dime Community Bancshares .........     1,429
     57     East-West Bancorp, Inc. ...........     1,968
     41     Financial Federal Corp. (b) .......     1,357
     65     First BanCorp .....................     2,451
    114     First Midwest Bancorp, Inc. .......     3,166

Continued

One Group Small Cap Growth Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       35
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Common Stocks, continued:
Financial Services, continued:
     96     Hilb, Rogal & Hamilton Co. ........  $  4,352
    133     Hudson United Bancorp .............     3,804
     61     Southwest Bancorp of Texas (b) ....     2,195
     38     Sterling Bancshares, Inc. .........       567
    127     TrustCo Bank Corp. ................     1,677
     48     UCBH Holdings, Inc. ...............     1,809
     68     United Bankshares, Inc. ...........     1,995
                                                 --------
                                                   34,039
                                                 --------
Health Care (18.8%):
     16     Accredo Health, Inc. (b) ..........       754
     41     Biosite, Inc. (b) .................     1,140
    141     Cephalon, Inc. (b) ................     6,382
     49     Cooper Cos., Inc. .................     2,298
    144     Coventry Health Care, Inc. (b) ....     4,092
     51     Cryolife, Inc. (b) ................       826
     67     Diagnostic Products Corp. .........     2,472
     37     DIANON Systems, Inc. (b) ..........     1,982
     63     Enzo Biochem, Inc. (b) ............       905
     50     Haemonetics Corp. (b) .............     1,454
    160     Hooper Holmes, Inc. ...............     1,282
     19     ICU Medical, Inc. (b) .............       587
    130     IDEXX Laboratories, Inc. (b) ......     3,355
     61     Impath, Inc. (b) ..................     1,086
     91     Inamed Corp. (b) ..................     2,429
     74     Invacare Corp. ....................     2,720
    117     Medicis Pharmaceuticals, Inc.
              (b) .............................     5,020
     99     Mentor Corp. ......................     3,623
     59     MGI Pharma, Inc. (b) ..............       415
    116     Mid Atlantic Medical Services, Inc.
              (b) .............................     3,621
    119     NDCHealth Corp. ...................     3,315
    114     Noven Pharmaceuticals, Inc. (b) ...     2,894
    148     Orthodontic Centers of America,
              Inc. (b) ........................     3,400
    107     Owens & Minor, Inc. ...............     2,104
    144     Pharmaceutical Product Development,
              Inc. (b) ........................     3,804
     31     PolyMedica Corp. (b) ..............       792
    107     Priority Healthcare Corp., Class B
              (b) .............................     2,503
    160     Province Healthcare Co. (b) .......     3,587
     44     Regeneron Pharmaceuticals, Inc.
              (b) .............................       634
    121     Renal Care Group, Inc. (b) ........     3,754
     90     Resmed, Inc. (b) ..................     2,643
     63     Respironics, Inc. (b) .............     2,149
    131     Sierra Health Services, Inc.
              (b) .............................     2,935
     20     Surmodics, Inc. (b) ...............       520
     92     Sybron Dental Specialties, Inc.
              (b) .............................     1,702
     61     Syncor International Corp. (b) ....     1,922
     26     Vital Signs, Inc. .................       940
                                                 --------
                                                   86,041
                                                 --------

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Common Stocks, continued:
Raw Materials (3.0%):
     47     Cambrex Corp. .....................  $  1,873
    101     Georgia Gulf Corp. ................     2,668
    142     Harmonic Lightwaves, Inc. (b) .....       520
     60     Macdermid, Inc. ...................     1,290
     42     Scotts Co., Class A (b) ...........     1,902
    144     Techne Corp. (b) ..................     4,064
     42     WD-40 Co. .........................     1,155
                                                 --------
                                                   13,472
                                                 --------
Retail (13.6%):
    166     Applebee's International, Inc. ....     3,814
     58     CEC Entertainment, Inc. (b) .......     2,375
     88     Chico's FAS, Inc. (b) .............     3,206
     56     Christopher & Banks Corp. (b) .....     2,350
     57     Cost Plus, Inc. (b) ...............     1,748
     70     Delta & Pine Land Co. .............     1,401
     75     Ethan Allen Interiors, Inc. .......     2,610
     66     Fred's, Inc. ......................     2,416
     70     Genesco, Inc. (b) .................     1,705
    117     Gymboree Corp. (b) ................     1,878
     72     Hancock Fabrics, Inc. .............     1,332
     80     Hot Topic, Inc. (b) ...............     2,134
     86     Jack in the Box, Inc. (b) .........     2,732
     78     Linens 'N Things, Inc. (b) ........     2,559
    112     O'Reilly Automotive, Inc. (b) .....     3,073
     79     P.F. Chang's China Bistro, Inc.
              (b) .............................     2,485
     78     Panera Bread Co. (b) ..............     2,696
    244     Pier 1 Imports, Inc. ..............     5,121
    164     Regis Corp. .......................     4,419
    139     Ruby Tuesday, Inc. ................     2,697
     50     Ryan's Family Steakhouses, Inc.
              (b) .............................       661
    134     Sonic Corp. (b) ...................     4,199
     56     The Children's Place Retail Stores,
              Inc. (b) ........................     1,479
     32     The Steak n Shake Co. (b) .........       501
     86     Too, Inc. (b) .....................     2,646
                                                 --------
                                                   62,237
                                                 --------
Shelter (2.1%):
     36     Essex Property Trust, Inc. ........     1,975
     19     NVR, Inc. (b) .....................     6,266
     17     Thor Industries, Inc. .............     1,211
                                                 --------
                                                    9,452
                                                 --------
Technology (16.3%):
     94     Actel Corp. (b) ...................     1,976
    129     Aeroflex, Inc. (b) ................       895
     80     Alliant Techsystems, Inc. (b) .....     5,096
     43     ANSYS, Inc. (b) ...................       872
    119     ATMI, Inc. (b) ....................     2,662
     46     BE Aerospace, Inc. (b) ............       606
     69     BEI Technologies, Inc. ............       785

Continued

One Group Small Cap Growth Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       36
Report

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Common Stocks, continued:
Technology, continued:
    x57     CACI International, Inc., Class A
              (b) .............................  $  2,192
     82     Catapult Communications Corp.
              (b) .............................     1,787
    108     Cerner Corp. (b) ..................     5,181
    157     Cognex Corp. (b) ..................     3,142
     26     Cohu, Inc. ........................       449
     66     Dionex Corp. (b) ..................     1,763
     58     DRS Technologies, Inc. (b) ........     2,497
     47     EDO Corp. .........................     1,348
    156     ESS Technology, Inc. (b) ..........     2,729
    119     Filenet Corp. (b) .................     1,727
     37     FLIR Systems, Inc. (b) ............     1,557
     56     Hyperion Solutions Corp. (b) ......     1,021
    129     Inter-Tel, Inc. ...................     2,200
     95     Itron, Inc. (b) ...................     2,492
     39     Keithley Instruments, Inc. ........       556
    169     Kopin Corp. (b) ...................     1,112
     56     Kronos, Inc. (b) ..................     1,701
    182     Kulicke & Soffa Industries, Inc.
              (b) .............................     2,255
     91     Manhattan Associates, Inc. (b) ....     2,920
     80     Mercury Computer Systems, Inc.
              (b) .............................     1,664
     92     Micros Systems, Inc. (b) ..........     2,549
    133     MRO Software, Inc. (b) ............     1,509
     80     Phoenix Technologies Ltd. (b) .....       800
     62     Photon Dynamics, Inc. (b) .........     1,866
    143     Pinnacle Systems, Inc. (b) ........     1,571
     37     Planar Systems, Inc. (b) ..........       716
    166     Progress Software Corp. (b) .......     2,453
     71     Radiant Systems, Inc. (b) .........       921
     33     Rogers Corp. (b) ..................       888
    103     Roxio, Inc. (b) ...................       739
     60     Rudolph Technologies, Inc. (b) ....     1,501
     68     SERENA Software, Inc. (b) .........       931

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Common Stocks, continued:
Technology, continued:
     90     Take-Two Interactive Software, Inc.
              (b) .............................  $  1,853
     78     Teledyne Technologies, Inc. (b) ...     1,623
    127     Trimble Navigation Ltd. (b) .......     1,973
                                                 --------
                                                   75,078
                                                 --------
Transportation (2.1%):
    100     Atlantic Coast Airlines, Inc.
              (b) .............................     2,163
     42     Forward Air Corp. (b) .............     1,377
     60     Frontier Airlines, Inc. (b) .......       491
    135     Heartland Express, Inc. (b) .......     3,239
     21     Landstar System, Inc. (b) .........     2,222
     17     Mesa Air Group, Inc. (b) ..........       152
                                                 --------
                                                    9,644
                                                 --------
Utilities (1.1%):
     79     Frontier Oil Corp. ................     1,382
    123     Philadelphia Suburban Corp. .......     2,480
     39     UGI Corp. .........................     1,249
                                                 --------
                                                    5,111
                                                 --------
  Total Common Stocks                             447,001
                                                 --------
Warrants (0.0%):
Aerospace & Defense (0.0%):
 $    4     Orbital Sciences Corp. ............        16
                                                 --------
  Total Warrants                                       16
                                                 --------
Investment Companies (0.8%):
  3,570     One Group Prime Money Market, Class
              I ...............................     3,570
                                                 --------
  Total Investment Companies                        3,570
                                                 --------
Total (Cost $424,178)(a)                         $450,587
                                                 ========

------------
Percentages indicated are based on net assets of $456,439.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 70,929
                   Unrealized depreciation......................   (34,554)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 36,375
                                                                  ========

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       37
                                                                          Report

One Group Small Cap Value Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks (94.1%):
Business Equipment & Services (5.6%):
     526    AAR Corp. ........................  $  5,370
      90    Angelica Corp. ...................     1,551
     342    Applied Industrial Technologies,
              Inc. ...........................     6,672
      49    Banta Corp. ......................     1,768
     183    Bowne & Co., Inc. ................     2,691
     147    CDI Corp. (b) ....................     4,782
     129    Cornell Cos., Inc. (b) ...........     1,529
     138    G & K Services, Inc., Class A ....     4,708
     128    Kelly Services, Inc., Class A ....     3,452
     206    Paxar Corp. (b) ..................     3,454
      18    Tennant Co. ......................       713
     224    Unifirst Corp. ...................     5,679
     152    Wackenhut Corrections Corp.
              (b) ............................     2,220
                                                --------
                                                  44,589
                                                --------
Capital Goods (7.5%):
     136    Briggs & Stratton Corp. ..........     5,218
     291    Bush Industries, Inc. ............     3,490
     144    Butler Manufacturing Co. .........     3,964
     250    CompX International, Inc. ........     3,314
     265    Cummins, Inc. ....................     8,786
     210    HON Industries, Inc. .............     5,722
      26    Lawson Products, Inc. ............       813
      24    Lincoln Electric Holdings,
              Inc. ...........................       648
      57    Nacco Industries, Inc., Class
              A ..............................     3,300
      54    SPS Technologies, Inc. (b) .......     2,076
      59    Stewart & Stevenson Services,
              Inc. ...........................     1,044
      89    Tecumseh Products Co. ............     4,719
     488    Trinity Industries, Inc. .........    10,110
      67    Watts Industries, Inc., Class
              A ..............................     1,329
     138    York International Corp. .........     4,673
                                                --------
                                                  59,206
                                                --------
Consumer Durable (5.7%):
      60    Apogee Enterprises, Inc. .........       860
      70    Arctic Cat, Inc. .................     1,223
     283    Arvinmeritor, Inc. ...............     6,785
     124    Bassett Furniture Industries,
              Inc. ...........................     2,414
     225    Brunswick Corp. ..................     6,286
      98    Coachmen Industries, Inc. ........     1,427
     403    Dana Corp. .......................     7,462
     228    Interface, Inc. ..................     1,834
     350    Intermet Corp. ...................     3,758
      89    Myers Industries, Inc. ...........     1,532
     137    National R.V. Holdings, Inc.
              (b) ............................     1,371
     221    Oneida Ltd. ......................     4,230
     158    Snap-On, Inc. ....................     4,704
      88    Watsco, Inc. .....................     1,606
                                                --------
                                                  45,492
                                                --------
Consumer Non-Durable (2.1%):
     116    American Greetings Corp., Class
              A ..............................     1,927
      61    Interstate Bakeries Corp. ........     1,766
     270    Russell Corp. ....................     5,192
     265    United Stationers, Inc. (b) ......     8,070
                                                --------
                                                  16,955
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Energy (4.7%):
     242    Ashland Co., Inc. ................  $  9,804
     116    Comstock Resources, Inc. (b) .....       878
      33    Helmerich & Payne, Inc. ..........     1,193
     208    Maverick Tube Corp. (b) ..........     3,116
      53    Newfield Exploration Co. (b) .....     1,970
     165    Ocean Energy, Inc. ...............     3,585
     119    Offshore Logistics, Inc. (b) .....     2,833
     219    Parker Drilling Co. (b) ..........       717
     141    Petroleum Development Corp.
              (b) ............................       834
     158    Premcor, Inc. (b) ................     4,069
     533    Pride International, Inc. (b) ....     8,350
                                                --------
                                                  37,349
                                                --------
Financial Services (19.6%):
     121    1st Source Corp. .................     2,988
      82    A.G. Edwards, Inc. ...............     3,180
      34    Affiliated Managers Group, Inc.
              (b) ............................     2,060
     108    Alfa Corp. .......................     1,261
     153    Allmerica Financial Corp. ........     7,050
      39    American Financial Group, Inc. ...       932
     230    Associated Banc-Corp. ............     8,662
      62    BancTrust Financial Group,
              Inc. ...........................       749
      52    City National Corp. ..............     2,811
      86    Colonial BancGroup, Inc. .........     1,284
     119    Commerce Bancshares, Inc. ........     5,264
      44    Commerce Group, Inc. .............     1,756
      55    Community Bank System, Inc. ......     1,783
      50    Community First Bankshares,
              Inc. ...........................     1,299
     135    Compass Bancshares, Inc. .........     4,526
     178    Countrywide Credit Industries,
              Inc. ...........................     8,600
      75    FBL Financial Group, Inc., Class
              A ..............................     1,659
      66    Fidelity National Financial,
              Inc. ...........................     2,097
     286    First American Financial Corp. ...     6,572
     157    First Commonwealth Financial
              Corp. ..........................     2,121
     292    FirstMerit Corp. .................     8,063
     206    GATX Corp. .......................     6,190
     175    GBC Bancorp California ...........     5,078
     352    Horace Mann Educators Corp. ......     6,580
      77    Humboldt Bancorp .................     1,301
      64    LandAmerica Financial Group,
              Inc. ...........................     2,026
      80    Mercantile Bank Corp. (b) ........     1,612
      34    Mercantile Bankshares Corp. ......     1,399
     151    Nationwide Financial Services,
              Inc., Class A ..................     5,965
      91    North Valley Bancorp .............     1,470
       3    Old National Bancorp .............        79
      87    Old Republic International
              Corp. ..........................     2,736
     157    PXRE Group Ltd. ..................     3,644
      75    Raymond James Financial, Inc. ....     2,140
      63    Reinsurance Group of America,
              Inc. ...........................     1,945
      77    Selective Insurance Group,
              Inc. ...........................     2,168
     254    Silicon Valley Bankshares (b) ....     6,695
      12    Simmons First National Corp.,
              Class A ........................       517
     241    Sovereign Bancorp, Inc. ..........     3,608
     129    State Auto Financial Corp. .......     2,121
      27    Stifel Financial Corp. ...........       335

Continued

One Group Small Cap Value Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       38
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Financial Services, continued:
     125    Susquehanna Bancshares, Inc. .....  $  2,827
      36    Triad Guaranty, Inc. (b) .........     1,558
      34    UMB Financial Corp. ..............     1,592
      83    Universal American Financial Corp.
              (b) ............................       559
     167    Washington Federal, Inc. .........     4,221
      78    Washington Trust Bancorp, Inc. ...     1,853
      91    Webster Financial Corp. ..........     3,486
     106    WesBanco, Inc. ...................     2,521
     118    Whitney Holding Corp. ............     3,629
                                                --------
                                                 154,572
                                                --------
Health Care (4.0%):
     340    Health Net, Inc. (b) .............     9,109
     142    Humana, Inc. (b) .................     2,216
      66    IDEXX Laboratories, Inc. (b) .....     1,707
     423    Maxim Pharmaceuticals, Inc.
              (b) ............................     1,365
     131    PacifiCare Health Systems, Inc.
              (b) ............................     3,551
      57    Perrigo Co. (b) ..................       742
     282    Rehabcare Group, Inc. (b) ........     6,770
     196    Staar Surgical Co. (b) ...........       807
     206    Theragenics Corp. (b) ............     1,738
     126    West Pharmaceutical Services,
              Inc. ...........................     4,049
                                                --------
                                                  32,054
                                                --------
Raw Materials (9.4%):
     280    AMCOL International Corp. ........     1,916
     102    Applied Extrusion Technology, Inc.
              (b) ............................       706
     315    Brush Engineered Materials,
              Inc. ...........................     3,901
     224    Centex Construction Products,
              Inc. ...........................     8,160
     278    Chase Industries, Inc. (b) .......     3,859
      64    H.B. Fuller Co. ..................     1,877
     198    Harsco Corp. .....................     7,423
      79    Hawkins, Inc. ....................       739
     195    Lafarge Corp. ....................     6,861
     140    Mueller Industries, Inc. (b) .....     4,451
     451    Olin Corp. .......................     9,990
      95    Rock-Tenn Co., Class A ...........     1,738
     155    Ryerson Tull, Inc. ...............     1,797
      61    Steel Technologies, Inc. .........       809
      74    Stepan Co. .......................     2,084
      93    Temple-Inland, Inc. ..............     5,372
      92    Texas Industries, Inc. ...........     2,907
     388    Unifi, Inc. (b) ..................     4,226
      48    Universal Forest Products,
              Inc. ...........................     1,117
      99    Wellman, Inc. ....................     1,666
     416    Wolverine Tube, Inc. (b) .........     3,142
                                                --------
                                                  74,741
                                                --------
Real Estate Investment Trust (5.2%):
      80    Boykin Lodging Co. ...............       869
     104    Brandywine Realty Trust ..........     2,701
      48    Colonial Properties Trust ........     1,870
     108    Developers Diversified Realty
              Corp. ..........................     2,435
     538    Felcor Lodging Trust, Inc. .......     9,872
      79    First Industrial Realty Trust ....     2,608
     198    Great Lakes REIT, Inc. ...........     3,767
     158    Highwoods Properties, Inc. .......     4,098

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Real Estate Investment Trust, continued:
     143    Post Properties, Inc. ............  $  4,298
      47    Prentiss Properties Trust ........     1,505
     135    Summit Properties, Inc. ..........     3,158
     155    Thornburg Mortgage, Inc. .........     3,044
      48    United Dominion Realty Trust,
              Inc. ...........................       750
                                                --------
                                                  40,975
                                                --------
Retail (8.9%):
     123    Bob Evans Farms, Inc. ............     3,877
     192    Bon-Ton Stores, Inc. (b) .........       900
     323    Borders Group, Inc. (b) ..........     5,936
     196    Brookstone, Inc. (b) .............     3,483
     254    Casey's General Stores, Inc. .....     3,054
      58    CBRL Group, Inc. .................     1,770
      37    Claire's Stores, Inc. ............       838
     102    Dress Barn, Inc. (b) .............     1,571
     272    Footstar, Inc. (b) ...............     6,656
     212    Kellwood Co. .....................     6,879
     118    Men's Wearhouse, Inc. (b) ........     3,008
     294    Nautica Enterprises, Inc. (b) ....     3,823
      58    O'Charleys, Inc. (b) .............     1,462
     323    REX Stores Corp. (b) .............     4,455
     108    Ruddick Corp. ....................     1,823
     100    Shopko Stores, Inc. (b) ..........     2,011
     195    Stein Mart, Inc. (b) .............     2,309
     225    The Steak n Shake Co. (b) ........     3,515
     162    Tommy Hilfiger Corp. (b) .........     2,320
     194    Vans, Inc. (b) ...................     1,579
      85    Wilsons The Leather Experts, Inc.
              (b) ............................     1,187
     222    Zale Corp. (b) ...................     8,029
                                                --------
                                                  70,485
                                                --------
Shelter (0.9%):
     184    Clayton Homes, Inc. ..............     2,914
     204    Fleetwood Enterprises, Inc. ......     1,775
      58    Palm Harbor Homes, Inc. (b) ......     1,159
     151    Patrick Industries, Inc. .........     1,309
                                                --------
                                                   7,157
                                                --------
Technology (10.8%):
     133    Actel Corp. (b) ..................     2,793
     265    Adaptec, Inc. (b) ................     2,090
      66    Adtran, Inc. (b) .................     1,260
     225    Advanced Fibre Communication, Inc.
              (b) ............................     3,725
     103    Agile Software Corp. (b) .........       746
     120    Alliance Semiconductor Corp.
              (b) ............................       851
     240    American Power Conversion Corp.
              (b) ............................     3,032
      23    Analogic Corp. ...................     1,127
     487    Ascential Software Corp. (b) .....     1,359
     119    Asyst Technologies, Inc. (b) .....     2,423
     109    Audiovox Corp., Class A (b) ......       868
     127    Autodesk, Inc. ...................     1,687
     281    Braun Consulting, Inc. (b) .......       979
     126    Cognex Corp. (b) .................     2,527
     158    Coherent, Inc. (b) ...............     4,656

Continued

One Group Small Cap Value Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       39
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Technology, continued:
      42    Cohu, Inc. .......................  $    733
     253    Credence Systems Corp. (b) .......     4,500
     127    Cree Research, Inc. (b) ..........     1,686
     189    CTS Corp. ........................     2,270
     332    Cyberoptics Corp. (b) ............     3,187
      61    Dupont Photomasks, Inc. (b) ......     1,975
     205    Electroglas, Inc. (b) ............     2,051
     124    Electronics for Imaging, Inc.
              (b) ............................     1,979
      44    Exar Corp. (b) ...................       861
      77    Filenet Corp. (b) ................     1,122
     117    Hyperion Solutions Corp. (b) .....     2,132
     209    Interphase Corp. (b) .............       730
     319    Kulicke & Soffa Industries, Inc.
              (b) ............................     3,954
     107    Lam Research Corp. (b) ...........     1,923
     282    Lattice Semiconductor Corp.
              (b) ............................     2,467
     263    MasTec, Inc. (b) .................     1,935
      77    McData Corp. (b) .................       684
      52    MTS Systems Corp. ................       658
     369    Optimal Robotics Corp. (b) .......     2,689
      50    Park Electrochemical Corp. .......     1,336
     296    Parlex Corp. (b) .................     3,579
     300    Pioneer-Standard Electronics,
              Inc. ...........................     3,121
     174    QuickLogic Corp. (b) .............       631
     225    Ultratech Stepper, Inc. (b) ......     3,646
     110    Veeco Instruments, Inc. (b) ......     2,537
     215    X-Rite, Inc. .....................     1,847
                                                --------
                                                  84,356
                                                --------
Transportation (5.7%):
     102    Airborne, Inc. ...................     1,955
     160    Alaska Air Group, Inc. (b) .......     4,185
      87    Alexander & Baldwin, Inc. ........     2,221
     226    CNF, Inc. ........................     8,580
     131    Midwest Express Holdings, Inc.
              (b) ............................     1,732
     262    Overseas Shipholding Group,
              Inc. ...........................     5,532
     177    Ryder Systems, Inc. ..............     4,807
     175    Teekay Shipping Corp. ............     6,456
     156    US Freightways Corp. .............     5,896
     117    Yellow Corp. (b) .................     3,776
                                                --------
                                                  45,140
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Utilities (4.0%):
      79    Alliant Energy Corp. .............  $  2,023
     312    Aquila, Inc. .....................     2,497
      68    Cascade Natural Gas Corp. ........     1,421
      35    Cleco Corp. ......................       768
      40    Hawaiian Electric Industries,
              Inc. ...........................     1,683
      21    Lufkin Industries, Inc. ..........       609
      96    MDU Resources Group, Inc. ........     2,524
      59    New Jersey Resources Corp. .......     1,758
     191    Northwest Natural Gas Co. ........     5,498
      20    Oneok, Inc. ......................       434
     171    PNM Resources, Inc. ..............     4,135
      17    UIL Holdings Corp. ...............       920
      85    Vectren Corp. ....................     2,128
     219    Wisconsin Energy Corp. ...........     5,534
                                                --------
                                                  31,932
                                                --------
  Total Common Stocks                            745,003
                                                --------
Warrants (0.0%):
Aerospace & Defense (0.0%):
 $     4    Orbital Sciences Corp. ...........        18
                                                --------
  Total Warrants                                      18
                                                --------
Repurchase Agreements (2.0%):
  15,504    State Street Bank and Trust,
              1.55%, 7/1/02 (Proceeds at
              maturity $15,506, collateralized
              by various U.S. Government
              securities) ....................    15,504
                                                --------
  Total Repurchase Agreements                     15,504
                                                --------
Investment Companies (5.1%):
      70    iShares Russell 2000 Value .......     9,513
  31,038    One Group Prime Money Market,
              Class I ........................    31,038
                                                --------
  Total Investment Companies                      40,551
                                                --------
Total (Cost $711,944)(a)                        $801,076
                                                ========

------------
Percentages indicated are based on net assets of $791,546.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $120,724
                   Unrealized depreciation......................   (31,592)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 89,132
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       40
Report

One Group Mid Cap Growth Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks (96.3%):
Business Equipment & Services (11.7%):
     294    Acxiom Corp. (b) ...............  $    5,137
     715    Affiliated Computer Services,
              Inc., Class A (b) ............      33,926
     259    Catalina Marketing Corp. (b) ...       7,307
     526    ChoicePoint, Inc. (b) ..........      23,924
     173    CSG Systems International, Inc.
              (b) ..........................       3,304
     508    DST Systems, Inc. (b) ..........      23,241
     200    Education Management Corp.
              (b) ..........................       8,142
      67    Fiserv, Inc. (b) ...............       2,463
     310    Herman Miller, Inc. ............       6,289
     227    Jack Henry & Assoc., Inc. ......       3,781
     463    Jacobs Engineering Group, Inc.
              (b) ..........................      16,093
     494    Manpower, Inc. .................      18,160
     369    Reynolds & Reynolds Co., Class
              A ............................      10,307
     369    Sotheby's Holdings, Inc., Class
              A (b) ........................       5,256
   1,508    SunGard Data Systems, Inc.
              (b) ..........................      39,922
     223    Viad Corp. .....................       5,786
     438    Weatherford International Ltd.
              (b) ..........................      18,927
                                              ----------
                                                 231,965
                                              ----------
Capital Goods (5.4%):
     206    Cooper Cameron Corp. (b) .......       9,976
     551    Diebold, Inc. ..................      20,529
     226    Fastenal Co. ...................       8,684
     501    Flowserve Corp. (b) ............      14,932
     432    Hubbell, Inc., Class B .........      14,750
     192    SPX Corp. (b) ..................      22,523
     275    Teleflex, Inc. .................      15,724
                                              ----------
                                                 107,118
                                              ----------
Consumer Durable (1.6%):
     428    Copart, Inc. (b) ...............       6,946
     325    Gentex Corp. (b) ...............       8,926
     534    Sonoco Products Co. ............      15,110
                                              ----------
                                                  30,982
                                              ----------
Consumer Non-Durable (5.1%):
     934    Dial Corp. .....................      18,697
     623    Energizer Holdings, Inc. (b) ...      17,079
     686    Hormel Foods Corp. .............      16,414
   1,248    McCormick & Co., Inc. ..........      32,124
      74    Payless Shoesource, Inc. (b) ...       4,291
     165    Timberland Co., Class A (b) ....       5,893
     180    Tootsie Roll Industries ........       6,950
                                              ----------
                                                 101,448
                                              ----------
Consumer Services (6.4%):
     190    Coach, Inc. (b) ................      10,422
     354    Dun & Bradstreet Corp. (b) .....      11,706
     291    Entercom Communications Corp.
              (b) ..........................      13,346
     276    GTECH Holdings Corp. (b) .......       7,053
     328    Harte-Hanks, Inc. ..............       6,740

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Consumer Services, continued:
     199    International Speedway Corp.,
              Class A ......................  $    7,971
     498    Reader's Digest Association,
              Inc., Class A ................       9,334
     242    Scholastic Corp. (b) ...........       9,181
     252    Valassis Communications, Inc.
              (b) ..........................       9,187
      40    Washington Post Co. ............      21,718
     573    Westwood One, Inc. (b) .........      19,166
                                              ----------
                                                 125,824
                                              ----------
Energy (3.8%):
     441    DPL, Inc. ......................      11,660
     519    ENSCO International, Inc. ......      14,148
     242    Equitable Resources, Inc. ......       8,300
     414    Grant Prideco, Inc. (b) ........       5,635
     178    Murphy Oil Corp. ...............      14,719
     298    Patterson-UTI Energy, Inc.
              (b) ..........................       8,426
     189    Smith International, Inc.
              (b) ..........................      12,881
                                              ----------
                                                  75,769
                                              ----------
Financial Services (11.9%):
     305    Arthur J. Gallagher & Co. ......      10,559
     378    Certegy, Inc. (b) ..............      14,012
     230    Commerce Bancorp, Inc. .........      10,171
     303    Eaton Vance Corp. ..............       9,460
     214    Greater Bay Bancorp ............       6,586
     546    GreenPoint Financial Corp. .....      26,809
     474    Investors Financial Services
              Corp. ........................      15,882
     384    Legg Mason, Inc. ...............      18,922
     345    Neuberger Berman, Inc. .........      12,611
     291    New York Community Bancorp .....       7,875
     975    North Fork Bancorp, Inc. .......      38,801
     552    SEI Investments Co. ............      15,541
     495    TCF Financial Corp. ............      24,328
     291    Waddell & Reed Financial, Inc.,
              Class A ......................       6,676
     147    Westamerica Bancorp ............       5,828
      87    Willis Group Holdings Ltd.
              (b) ..........................       2,861
     260    Wilmington Trust Corp. .........       7,936
                                              ----------
                                                 234,858
                                              ----------
Health Care (20.5%):
     144    Anthem, Inc. (b) ...............       9,692
     517    Apogent Technologies, Inc.
              (b) ..........................      10,629
     181    Barr Laboratories, Inc. (b) ....      11,517
     408    Beckman Coulter, Inc. ..........      20,336
     208    Covance, Inc. (b) ..............       3,905
     574    Cytyc Corp. (b) ................       4,377
     484    Dentsply International, Inc. ...      17,870
     285    Edwards Lifesciences Corp.
              (b) ..........................       6,616

Continued

One Group Mid Cap Growth Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       41
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Health Care, continued:
     378    Express Scripts, Inc., Class A
              (b) ..........................  $   18,943
     298    First Health Group Corp. (b) ...       8,369
   1,061    Gilead Sciences, Inc. (b) ......      34,876
     470    Health Net, Inc. (b) ...........      12,574
      89    Henry Schein, Inc. (b) .........       3,981
     143    Hillenbrand Industries, Inc. ...       8,027
     720    IDEC Pharmaceuticals Corp.
              (b) ..........................      25,534
     789    IVAX Corp. (b) .................       8,523
     166    King Pharmaceuticals, Inc.
              (b) ..........................       3,700
     189    LifePoint Hospitals, Inc.
              (b) ..........................       6,850
     683    Lincare Holdings, Inc. (b) .....      22,047
     212    MedImmune, Inc. (b) ............       5,606
     599    Mylan Laboratories, Inc. .......      18,778
     424    Oxford Health Plans, Inc.
              (b) ..........................      19,709
     265    Patterson Dental Co. (b) .......      13,340
     443    Quest Diagnostics, Inc. (b) ....      38,118
     335    Steris Corp. (b) ...............       6,396
     160    Trigon Healthcare, Inc. (b) ....      16,136
     526    Universal Health Services, Inc.,
              Class B (b) ..................      25,798
     319    Varian Medical Systems, Inc.
              (b) ..........................      12,936
     361    Vertex Pharmaceuticals, Inc.
              (b) ..........................       5,878
     257    VISX, Inc. (b) .................       2,798
                                              ----------
                                                 403,859
                                              ----------
Raw Materials (1.6%):
     132    Cabot Microelectronics Corp.
              (b) ..........................       5,706
     178    Ferro Corp. ....................       5,376
     242    Lyondell Chemical Co. ..........       3,660
     600    Solutia, Inc. ..................       4,214
     288    Valspar Corp. ..................      13,017
                                              ----------
                                                  31,973
                                              ----------
Retail (9.6%):
     290    99 Cents Only Stores (b) .......       7,440
     425    Abercrombie & Fitch Co., Class A
              (b) ..........................      10,253
     301    American Eagle Outfitters, Inc.
              (b) ..........................       6,370
     151    Barnes & Noble, Inc. (b) .......       4,004
     122    Bed Bath & Beyond, Inc. (b) ....       4,594
     454    BJ's Wholesale Club, Inc.
              (b) ..........................      17,489
     855    Brinker International, Inc.
              (b) ..........................      27,135
     372    CDW Computer Centers, Inc.
              (b) ..........................      17,431
     127    Cheesecake Factory, Inc. (b) ...       4,520
     483    Dollar Tree Stores, Inc. (b) ...      19,035
     230    Michael's Stores, Inc. (b) .....       8,959
     273    Outback Steakhouse, Inc. (b) ...       9,571
     364    Papa John's International, Inc.
              (b) ..........................      12,160
     337    Ross Stores, Inc. ..............      13,748

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Retail, continued:
     244    Whole Foods Market, Inc. (b) ...  $   11,788
     492    Williams-Sonoma, Inc. (b) ......      15,095
                                              ----------
                                                 189,592
                                              ----------
Technology (16.7%):
     213    Activision, Inc. (b) ...........       6,185
   1,470    Cadence Design Systems, Inc.
              (b) ..........................      23,693
     683    Ceridian Corp. (b) .............      12,970
     580    Cypress Semiconductor Corp.
              (b) ..........................       8,807
     331    DeVry, Inc. (b) ................       7,564
     745    Electronic Arts, Inc. (b) ......      49,196
     552    Fairchild Semiconductor Corp.
              (b) ..........................      13,423
     240    FMC Technologies, Inc. (b) .....       4,987
     225    Gartner, Inc., Class A (b) .....       2,273
     258    Integrated Device Technology,
              Inc. (b) .....................       4,680
     247    International Rectifier Corp.
              (b) ..........................       7,200
     283    Intersil Corp., Class A (b) ....       6,048
     220    Investment Technology Group
              (b) ..........................       7,180
     479    L-3 Communications Holdings,
              Inc. (b) .....................      25,845
     604    Lam Research Corp. (b) .........      10,859
     269    LTX Corp. (b) ..................       3,834
     466    Macromedia, Inc. (b) ...........       4,134
     553    Micrel, Inc. (b) ...............       7,955
   1,140    Microchip Technology, Inc.
              (b) ..........................      31,281
     426    National Instruments Corp.
              (b) ..........................      13,873
     627    Networks Associates, Inc.
              (b) ..........................      12,088
     215    Plantronics, Inc. (b) ..........       4,096
     232    Retek, Inc. (b) ................       5,639
     735    RF Micro Devices, Inc. (b) .....       5,598
     450    Semtech Corp. (b) ..............      12,013
     579    Symantec Corp. (b) .............      19,033
     311    Synopsys, Inc. (b) .............      17,043
                                              ----------
                                                 327,497
                                              ----------
Transportation (2.0%):
     487    C.H. Robinson Worldwide,
              Inc. .........................      16,327
     714    Expeditors International of
              Washington, Inc. .............      23,679
                                              ----------
                                                  40,006
                                              ----------
  Total Common Stocks                          1,900,891
                                              ----------
Investment Companies (3.9%):
  77,576    One Group Prime Money Market,
              Class I ......................      77,576
                                              ----------
  Total Investment Companies                      77,576
                                              ----------

Continued

One Group Mid Cap Growth Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       42
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Repurchase Agreements (0.0%):
 $   755    State Street Bank and Trust,
              1.55%, 7/1/02 (Proceeds at
              maturity $755, collateralized
              by various U.S. Government
              securities) ..................  $      755
                                              ----------
  Total Repurchase Agreements                        755
                                              ----------
Total (Cost $1,889,568)(a)                    $1,979,222
                                              ==========

------------
Percentages indicated are based on net assets of $1,975,224.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 322,352
                   Unrealized depreciation......................   (176,019)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 146,333
                                                                  =========

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       43
                                                                          Report

One Group Mid Cap Value Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount           Security Description           Value
---------   ---------------------------------  ----------
 Common Stocks (97.3%):
Business Equipment & Services (1.4%):
    189     Checkfree Corp. (b) .............  $    2,959
    339     KEMET Corp. (b) .................       6,060
    351     McData Corp., Class A (b) .......       3,088
    109     Reynolds & Reynolds Co., Class
              A .............................       3,035
    126     Weatherford International Ltd.
              (b) ...........................       5,435
                                               ----------
                                                   20,577
                                               ----------
Capital Goods (3.2%):
    265     AGCO Corp. ......................       5,164
    109     Cooper Cameron Corp. (b) ........       5,268
    101     Diebold, Inc. ...................       3,746
    122     Flowserve Corp. (b) .............       3,648
    143     Granite Construction, Inc. ......       3,618
    225     HON Industries, Inc. ............       6,119
     83     Martin Marietta Materials,
              Inc. ..........................       3,233
     79     Precision Castparts Corp. .......       2,610
    294     Trinity Industries, Inc. ........       6,088
    240     York International Corp. ........       8,102
                                               ----------
                                                   47,596
                                               ----------
Consumer Durable (4.9%):
    399     Arvinmeritor, Inc. ..............       9,571
     97     Borg Warner, Inc. ...............       5,585
     79     Carlisle Cos., Inc. .............       3,558
     56     ITT Industries, Inc. ............       3,947
    367     Lear Corp. (b) ..................      16,992
    110     Modine Manufacturing Co. ........       2,694
    246     Mohawk Industries, Inc. (b) .....      15,155
    611     Republic Services, Inc. (b) .....      11,648
     91     Superior Industries
              International, Inc. ...........       4,213
                                               ----------
                                                   73,363
                                               ----------
Consumer Non-Durable (9.2%):
    455     Constellation Brands, Inc.
              (b) ...........................      14,566
    321     Dean Foods Co. (b) ..............      11,984
    416     Dole Food Co., Inc. .............      11,990
    320     Lennar Corp. ....................      19,578
    165     Loews Corp. -- Carolina Group ...       4,461
    348     Packaging Corporation of America
              (b) ...........................       6,914
     76     Payless Shoesource, Inc. (b) ....       4,358
    993     PepsiAmericas, Inc. .............      14,828
    395     RJ Reynolds Tobacco Holdings,
              Inc. ..........................      21,231
  1,825     Tyson Foods, Inc., Class A ......      28,308
                                               ----------
                                                  138,218
                                               ----------
Consumer Services (4.8%):
    475     Belo Corp., Class A .............      10,728
    262     Emmis Communications Corp.
              (b) ...........................       5,543
    329     Extended Stay America, Inc.
              (b) ...........................       5,340
    404     Hispanic Broadcasting Corp.
              (b) ...........................      10,539
    154     Lee Enterprises, Inc. ...........       5,401

 Shares
   or
Principal
 Amount           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Consumer Services, continued:
    199     Mandalay Resort Group (b) .......  $    5,497
    126     Media General, Inc. .............       7,560
  1,275     Park Place Entertainment Corp.
              (b) ...........................      13,073
    224     Six Flags, Inc. (b) .............       3,234
    258     Sylvan Learning Systems, Inc.
              (b) ...........................       5,139
                                               ----------
                                                   72,054
                                               ----------
Energy (8.2%):
    210     ENSCO International, Inc. .......       5,719
    154     Forest Oil Corp. (b) ............       4,375
    415     Grant Prideco, Inc. (b) .........       5,649
    321     Great Plains Energy, Inc. .......       6,534
    177     Helmerich & Payne, Inc. .........       6,312
    605     Mirant Corp. (b) ................       4,413
     62     Murphy Oil Corp. ................       5,148
    693     Ocean Energy, Inc. ..............      15,026
    201     Patterson-UTI Energy, Inc.
              (b) ...........................       5,677
    555     Pennzoil-Quaker State Co. .......      11,958
    663     Pioneer Natural Resources Co.
              (b) ...........................      17,277
    433     Pride International, Inc. (b) ...       6,779
     84     Smith International, Inc. (b) ...       5,742
    207     Tidewater, Inc. .................       6,798
    273     Valero Energy Corp. .............      10,216
    339     Varco International, Inc. (b) ...       5,937
                                               ----------
                                                  123,560
                                               ----------
Financial Services (26.0%):
    362     A.G. Edwards, Inc. ..............      14,063
    223     Allmerica Financial Corp. .......      10,289
    384     AmeriCredit Corp. (b) ...........      10,777
    208     AmerUs Group Co. ................       7,724
    434     Astoria Financial Corp. .........      13,913
    302     Bank of Hawaii Corp. ............       8,450
    346     Banknorth Group, Inc. ...........       9,006
    205     City National Corp. .............      11,040
    408     Compass Bancshares, Inc. ........      13,716
    103     Countrywide Credit Industries,
              Inc. ..........................       4,975
    182     Cullen/Frost Bankers, Inc. ......       6,536
    111     Delphi Financial Group, Class A
              (b) ...........................       4,821
  1,485     E*Trade Group, Inc. (b) .........       8,106
    240     Everest Re Group Ltd. ...........      13,434
    335     Fidelity National Financial,
              Inc. ..........................      10,599
    299     FirstMerit Corp. ................       8,255
    234     GATX Corp. ......................       7,034
    434     Golden State Bancorp ............      15,747
    102     GreenPoint Financial Corp. ......       5,003
    227     HCC Insurance Holdings, Inc. ....       5,981
    138     Horace Mann Educators Corp. .....       2,567
    295     IndyMac Bancorp, Inc. (b) .......       6,688
    207     KeyCorp .........................       5,651

Continued

One Group Mid Cap Value Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       44
Report

 Shares
   or
Principal
 Amount           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Financial Services, continued:
   x242     LaBranche & Co., Inc. (b) .......  $    5,537
    397     M & T Bank Corp. ................      34,022
    304     Mercantile Bankshares Corp. .....      12,485
    170     Metris Cos., Inc. ...............       1,412
    898     National Commerce Financial
              Co. ...........................      23,607
    143     Ohio Casualty Corp. (b) .........       2,993
    436     Old Republic International
              Corp. .........................      13,725
    418     PMI Group, Inc. .................      15,960
    255     Provident Financial Group,
              Inc. ..........................       7,400
    355     Radian Group, Inc. ..............      17,356
    158     Silicon Valley Bankshares (b) ...       4,175
    880     Sovereign Bancorp, Inc. .........      13,156
    199     StanCorp Financial Group,
              Inc. ..........................      11,056
     94     The MONY Group, Inc. ............       3,207
    170     Union Planters Corp. ............       5,511
     72     W.R. Berkley Corp. ..............       3,966
    204     Webster Financial Corp. .........       7,801
     88     Zions Bancorp ...................       4,600
                                               ----------
                                                  392,344
                                               ----------
Health Care (3.7%):
    421     AdvancePCS (b) ..................      10,067
    298     ICN Pharmaceuticals, Inc. .......       7,224
  1,012     Millennium Pharmaceuticals, Inc.
              (b) ...........................      12,289
    252     Omnicare, Inc. ..................       6,607
     94     PacifiCare Health Systems, Inc.
              (b) ...........................       2,549
    519     Protein Design Labs, Inc. (b) ...       5,631
    277     Triad Hospitals, Inc. (b) .......      11,748
                                               ----------
                                                   56,115
                                               ----------
Raw Materials (7.0%):
    397     AK Steel Holding Corp. ..........       5,091
    285     Bowater, Inc. ...................      15,473
    357     Cabot Corp. .....................      10,225
     43     Cabot Microelectronics Corp.
              (b) ...........................       1,856
    953     Crompton Corp. ..................      12,148
    177     Ferro Corp. .....................       5,337
     65     Harsco Corp. ....................       2,426
    381     Lubrizol Corp. ..................      12,777
    103     OM Group, Inc. ..................       6,355
    116     PPG Industries, Inc. ............       7,162
    132     Rayonier, Inc. ..................       6,500
    646     Solutia, Inc. ...................       4,538
    150     Temple-Inland, Inc. .............       8,679
    130     Valspar Corp. ...................       5,859
                                               ----------
                                                  104,426
                                               ----------

 Shares
   or
Principal
 Amount           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Real Estate Investment Trust (1.1%):
    212     Hospitality Properties Trust ....  $    7,734
    406     New Plan Excel Realty Trust .....       8,455
                                               ----------
                                                   16,189
                                               ----------
Retail (2.6%):
    224     Barnes & Noble, Inc. (b) ........       5,931
    182     Bed Bath & Beyond, Inc. (b) .....       6,865
    276     Borders Group, Inc. (b) .........       5,073
    207     Furniture Brands International,
              Inc. (b) ......................       6,250
    136     Longs Drug Stores, Inc. .........       3,847
    155     Neiman-Marcus Group, Inc., Class
              A (b) .........................       5,361
    452     Saks, Inc. (b) ..................       5,800
                                               ----------
                                                   39,127
                                               ----------
Shelter (2.6%):
    760     Clayton Homes, Inc. .............      12,008
    558     D.R. Horton, Inc. ...............      14,527
    257     Pentair, Inc. ...................      12,352
                                               ----------
                                                   38,887
                                               ----------
Technology (9.4%):
  1,699     3Com Corp. (b) ..................       7,474
    259     Adtran, Inc. (b) ................       4,919
    418     Advanced Fibre Communication,
              Inc. (b) ......................       6,919
    520     Arrow Electronics, Inc. (b) .....      10,784
  1,692     Ascential Software Corp. (b) ....       4,720
  1,776     Atmel Corp. (b) .................      11,120
    538     Avnet, Inc. .....................      11,830
    180     Avocent Corp. (b) ...............       2,859
    281     Credence Systems Corp. (b) ......       4,988
    317     Harris Corp. ....................      11,487
    267     Integrated Device Technology,
              Inc. (b) ......................       4,836
    175     Keane, Inc. (b) .................       2,174
    429     Lattice Semiconductor Corp.
              (b) ...........................       3,747
    884     Legato Systems, Inc. (b) ........       3,182
    330     Quantum Corp.-DLT & Storage
              (b) ...........................       1,386
    260     SanDisk Corp. (b) ...............       3,219
    546     Storage Technology Corp. (b) ....       8,720
    623     Sybase, Inc. (b) ................       6,575
    200     Tech Data Corp. (b) .............       7,566
    466     Titan Corp. (b) .................       8,525
    337     TriQuint Semiconductor, Inc.
              (b) ...........................       2,163
    518     Vishay Intertechnology, Inc.
              (b) ...........................      11,394
                                               ----------
                                                  140,587
                                               ----------

Continued

One Group Mid Cap Value Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       45
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
 Transportation (2.0%):
    249     Alaska Air Group, Inc. (b) ......  $    6,492
    148     Alexander & Baldwin, Inc. .......       3,776
    169     CNF, Inc. .......................       6,403
    196     J.B. Hunt Transport Services,
              Inc. (b) ......................       5,777
    212     Southwest Airlines Co. ..........       3,424
    195     Werner Enterprises, Inc. ........       4,155
                                               ----------
                                                   30,027
                                               ----------
Utilities (11.2%):
    139     Alliant Energy Corp. ............       3,562
    455     American Water Works Co.,
              Inc. ..........................      19,664
    746     Aquila, Inc. ....................       5,970
    684     Calpine Corp. (b) ...............       4,811
     96     CenturyTel, Inc. ................       2,829
    471     Conectiv ........................      12,162
    238     DQE, Inc. .......................       3,325
    151     DTE Energy Co. ..................       6,718
    465     Energy East Corp. ...............      10,516
    145     IDACORP, Inc. ...................       4,025
    127     National Fuel Gas Co. ...........       2,848
    546     Northeast Utilities .............      10,276
    295     NSTAR ...........................      13,201
    100     PNM Resources, Inc. .............       2,422
    621     Potomac Electric Power Co. ......      13,335
    313     Puget Energy, Inc. ..............       6,459

 Shares
   or
Principal
 Amount           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Utilities, continued:
    137     Questar Corp. ...................  $    3,389
    328     Scana Corp. .....................      10,113
    150     Telephone & Data Systems,
              Inc. ..........................       9,107
    310     Vectren Corp. ...................       7,773
    668     Wisconsin Energy Corp. ..........      16,873
                                               ----------
                                                  169,378
                                               ----------
  Total Common Stocks                           1,462,448
                                               ----------
Warrants (0.0%):
Financial Services (0.0%):
 $  424     Dime Bancorp, Inc. (b) ..........          42
                                               ----------
  Total Warrants                                       42
                                               ----------
U.S. Treasury Obligations (0.1%):
U.S. Treasury Bills (0.1%):
  1,250     7/25/02 .........................       1,249
                                               ----------
  Total U.S. Treasury Obligations                   1,249
                                               ----------
Investment Companies (2.6%):
 38,700     One Group Prime Money Market,
              Class I .......................      38,700
                                               ----------
  Total Investment Companies                       38,700
                                               ----------
Total (Cost $1,364,446)(a)                     $1,502,439
                                               ==========

------------
Percentages indicated are based on net assets of $1,501,810.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $224,834
                   Unrealized depreciation......................   (86,841)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $137,993
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       46
Report

One Group Diversified Mid Cap Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares           Security Description           Value
---------   ---------------------------------  ----------
 Common Stocks (96.4%):
Business Equipment & Services (10.2%):
    225     Affiliated Computer Services,
              Inc., Class A (b) .............  $   10,666
    232     BJ Services Co. (b) .............       7,856
    219     DST Systems, Inc. (b) ...........      10,033
    129     Fiserv, Inc. (b) ................       4,722
    261     Jacobs Engineering Group, Inc.
              (b) ...........................       9,060
    322     Manpower, Inc. ..................      11,843
    489     Office Depot, Inc. (b) ..........       8,207
    357     Reynolds & Reynolds Co., Class
              A .............................       9,969
    656     SunGard Data Systems, Inc.
              (b) ...........................      17,361
    300     Weatherford International Ltd.
              (b) ...........................      12,958
                                               ----------
                                                  102,675
                                               ----------
Capital Goods (5.7%):
     71     American Standard Cos., Inc.
              (b) ...........................       5,315
    215     Cooper Cameron Corp. (b) ........      10,394
    171     Crane Co. .......................       4,333
    174     Cummins, Inc. ...................       5,773
    219     Diebold, Inc. ...................       8,173
     93     SPX Corp. (b) ...................      10,912
    141     Teleflex, Inc. ..................       8,070
    134     York International Corp. ........       4,517
                                               ----------
                                                   57,487
                                               ----------
Consumer Durable (4.9%):
    125     Black & Decker Corp. ............       6,015
    140     Borg Warner, Inc. ...............       8,074
    322     Dana Corp. ......................       5,967
    207     Lear Corp. (b) ..................       9,588
    246     Leggett & Platt, Inc. ...........       5,761
    147     Mohawk Industries, Inc. (b) .....       9,020
    161     Snap-On, Inc. ...................       4,771
                                               ----------
                                                   49,196
                                               ----------
Consumer Non-Durable (7.3%):
    171     AptarGroup, Inc. ................       5,272
    385     Dial Corp. ......................       7,706
    305     Dole Food Co., Inc. .............       8,806
    508     McCormick & Co., Inc. ...........      13,078
    776     PepsiAmericas, Inc. .............      11,586
    219     RJ Reynolds Tobacco Holdings,
              Inc. ..........................      11,758
    984     Tyson Foods, Inc., Class A ......      15,268
                                               ----------
                                                   73,474
                                               ----------
Consumer Services (3.8%):
    222     Emmis Communications Corp.
              (b) ...........................       4,697
    135     Entercom Communications Corp.
              (b) ...........................       6,191
    276     Hispanic Broadcasting Corp.
              (b) ...........................       7,215
    215     New York Times Co., Class A .....      11,098
    438     Six Flags, Inc. (b) .............       6,331
     79     Univision Communications, Inc.
              (b) ...........................       2,472
                                               ----------
                                                   38,004
                                               ----------

 Shares           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Energy (3.9%):
    112     Ashland Co., Inc. ...............  $    4,531
    230     Equitable Resources, Inc. .......       7,878
    126     Murphy Oil Corp. ................      10,415
    123     Nabors Industries Ltd. (b) ......       4,316
    118     Noble Corp. (b) .................       4,559
    285     Pioneer Natural Resources Co.
              (b) ...........................       7,412
                                               ----------
                                                   39,111
                                               ----------
Financial Services (17.9%):
    276     A.G. Edwards, Inc. ..............      10,727
     97     AMBAC Financial Group, Inc. .....       6,493
    211     AmeriCredit Corp. (b) ...........       5,906
    298     AmSouth Bancorp .................       6,665
    206     Associated Banc-Corp. ...........       7,773
    439     Banknorth Group, Inc. ...........      11,429
     88     Bear Stearns Co., Inc. ..........       5,402
    191     City National Corp. .............      10,267
    454     Compass Bancshares, Inc. ........      15,264
    193     Everest Re Group Ltd. ...........      10,802
    141     First Tennessee National
              Corp. .........................       5,404
    204     FirstMerit Corp. ................       5,639
    205     GreenPoint Financial Corp. ......      10,067
    291     Metris Cos., Inc. ...............       2,419
    269     National Commerce Financial
              Co. ...........................       7,087
    131     Nationwide Financial Services,
              Inc., Class A .................       5,156
    233     Old Republic International
              Corp. .........................       7,344
    213     PMI Group, Inc. .................       8,130
    330     Radian Group, Inc. ..............      16,131
    191     SEI Investments Co. .............       5,368
    237     Southtrust Corp. ................       6,183
     26     Transatlantic Holdings, Inc. ....       2,079
    203     Union Planters Corp. ............       6,580
                                               ----------
                                                  178,315
                                               ----------
Health Care (11.0%):
     86     Allergan, Inc. ..................       5,743
    135     AmerisourceBergen Corp. .........      10,243
     64     Andrx Group (b) .................       1,730
    181     Beckman Coulter, Inc. ...........       9,010
    288     Dentsply International, Inc. ....      10,618
    245     Edwards Lifesciences Corp.
              (b) ...........................       5,685
    345     Gilead Sciences, Inc. (b) .......      11,347
    219     Health Management Associates,
              Inc., Class A (b) .............       4,407
    280     Health Net, Inc. (b) ............       7,483
    257     IDEC Pharmaceuticals Corp.
              (b) ...........................       9,115
    337     IVAX Corp. (b) ..................       3,640
    245     King Pharmaceuticals, Inc.
              (b) ...........................       5,462
    104     MedImmune, Inc. (b) .............       2,736
    246     Millennium Pharmaceuticals, Inc.
              (b) ...........................       2,994
    374     Protein Design Labs, Inc. (b) ...       4,062

Continued

One Group Diversified Mid Cap Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       47
                                                                          Report

 Shares           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Health Care, continued:
    218     Universal Health Services, Inc.,
              Class B (b) ...................  $   10,671
    201     Waters Corp. (b) ................       5,372
                                               ----------
                                                  110,318
                                               ----------
Raw Materials (5.9%):
     71     Avery Dennison Corp. ............       4,463
    213     Bowater, Inc. ...................      11,572
    132     Cabot Corp. .....................       3,790
    616     Crompton Corp. ..................       7,854
    204     Engelhard Corp. .................       5,764
    228     Harsco Corp. ....................       8,534
    191     Lubrizol Corp. ..................       6,409
    102     OM Group, Inc. ..................       6,342
    102     Valspar Corp. ...................       4,622
                                               ----------
                                                   59,350
                                               ----------
Retail (3.6%):
    291     Abercrombie & Fitch Co., Class A
              (b) ...........................       7,009
    201     Barnes & Noble, Inc. (b) ........       5,300
    319     Brinker International, Inc.
              (b) ...........................      10,117
    127     Federated Department Stores, Inc.
              (b) ...........................       5,024
    261     Liz Claiborne, Inc. .............       8,312
                                               ----------
                                                   35,762
                                               ----------
Technology (13.3%):
    181     Adtran, Inc. (b) ................       3,446
    218     Altera Corp. (b) ................       2,971
    274     AMETEK, Inc. ....................      10,199
    268     Arrow Electronics, Inc. (b) .....       5,568
  1,045     Atmel Corp. (b) .................       6,541
    219     BMC Software, Inc. (b) ..........       3,629
    515     Cadence Design Systems, Inc.
              (b) ...........................       8,297
    371     Ceridian Corp. (b) ..............       7,038
    236     Comverse Technology, Inc. (b) ...       2,183
    242     Electronic Arts, Inc. (b) .......      16,006
    217     Integrated Device Technology,
              Inc. (b) ......................       3,942
    280     Intersil Corp., Class A (b) .....       5,993
    115     Investment Technology Group
              (b) ...........................       3,761

 Shares           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Technology, continued:
    180     L-3 Communications Holdings, Inc.
              (b) ...........................  $    9,721
    297     Lam Research Corp. (b) ..........       5,338
     95     Lexmark International, Inc.
              (b) ...........................       5,175
    368     Microchip Technology, Inc.
              (b) ...........................      10,085
    459     Sanmina Corp. (b) ...............       2,898
    224     Semtech Corp. (b) ...............       5,977
    361     Symantec Corp. (b) ..............      11,856
    126     Teradyne, Inc. (b) ..............       2,971
                                               ----------
                                                  133,595
                                               ----------
Transportation (1.1%):
    145     Alaska Air Group, Inc. (b) ......       3,785
    200     CNF, Inc. .......................       7,608
                                               ----------
                                                   11,393
                                               ----------
Utilities (7.8%):
    239     Allegheny Energy, Inc. ..........       6,150
    117     Cinergy Corp. ...................       4,204
    148     Constellation Energy Group,
              Inc. ..........................       4,337
    449     Energy East Corp. ...............      10,137
     98     Entergy Corp. ...................       4,172
    100     Kinder Morgan, Inc. .............       3,813
    144     MDU Resources Group, Inc. .......       3,785
    536     Northeast Utilities .............      10,085
    180     Pinnacle West Capital Corp. .....       7,101
    268     Potomac Electric Power Co. ......       5,757
    139     Scana Corp. .....................       4,298
    127     Telephone & Data Systems,
              Inc. ..........................       7,699
    283     Wisconsin Energy Corp. ..........       7,154
                                               ----------
                                                   78,692
                                               ----------
  Total Common Stocks                             967,372
                                               ----------
Investment Companies (3.4%):
 33,768     One Group Prime Money Market,
              Class I .......................      33,768
                                               ----------
  Total Investment Companies                       33,768
                                               ----------
Total (Cost $896,574)(a)                       $1,001,140
                                               ==========

------------
Percentages indicated are based on net assets of $1,003,240.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 213,964
                   Unrealized depreciation......................   (109,398)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 104,566
                                                                  =========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       48
Report

One Group Large Cap Growth Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares           Security Description           Value
---------   ---------------------------------  ----------
 Common Stocks (96.8%):
Business Equipment & Services (4.3%):
     54     Apollo Group, Inc., Class A
              (b) ...........................  $    2,143
    411     Automatic Data Processing,
              Inc. ..........................      17,897
    212     BJ Services Co. (b) .............       7,168
     52     Cintas Corp. ....................       2,572
    109     eBay, Inc. (b) ..................       6,742
    312     Electronic Data Systems Corp. ...      11,587
    491     First Data Corp. ................      18,264
     78     H & R Block, Inc. ...............       3,601
    289     Paychex, Inc. ...................       9,057
    226     SunGard Data Systems, Inc.
              (b) ...........................       5,994
    157     Weatherford International Ltd.
              (b) ...........................       6,769
    145     Yahoo, Inc. (b) .................       2,133
                                               ----------
                                                   93,927
                                               ----------
Capital Goods (7.0%):
    186     Boeing Co. ......................       8,371
    158     Flowserve Corp. (b) .............       4,711
  4,419     General Electric Co. ............     128,385
    181     Molex, Inc. .....................       6,070
     94     United Technologies Corp. .......       6,368
                                               ----------
                                                  153,905
                                               ----------
Consumer Durable (1.2%):
    122     Black & Decker Corp. ............       5,865
     48     Danaher Corp. ...................       3,199
    191     Harley-Davidson, Inc. ...........       9,780
     97     Lear Corp. (b) ..................       4,475
     93     Masco Corp. .....................       2,523
                                               ----------
                                                   25,842
                                               ----------
Consumer Non-Durable (9.2%):
    816     Coca-Cola Co. ...................      45,693
    595     Colgate Palmolive Co. ...........      29,774
    689     PepsiCo, Inc. ...................      33,231
    812     Philip Morris Co. ...............      35,473
    185     Proctor & Gamble Co. ............      16,563
    888     Sysco Corp. .....................      24,167
    277     Unilever N V ....................      17,946
                                               ----------
                                                  202,847
                                               ----------
Consumer Services (3.3%):
    919     AOL Time Warner, Inc. (b) .......      13,521
    208     Clear Channel Communications,
              Inc. (b) ......................       6,662
     45     Harrah's Entertainment, Inc.
              (b) ...........................       2,006
    117     Hispanic Broadcasting Corp.
              (b) ...........................       3,050
     44     International Game Technologies
              (b) ...........................       2,495
    320     Interpublic Group of Cos.,
              Inc. ..........................       7,932
     83     Lamar Advertising Co. (b) .......       3,090
     54     Marriott International, Inc.,
              Class A .......................       2,038
    172     Mattel, Inc. ....................       3,621
     71     McGraw-Hill Co., Inc. ...........       4,230
     93     Omnicom Group, Inc. .............       4,261

 Shares           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Consumer Services, continued:
     72     Univision Communications, Inc.
              (b) ...........................  $    2,264
    375     Viacom, Inc., Class B (b) .......      16,644
                                               ----------
                                                   71,814
                                               ----------
Energy (1.5%):
    103     Apache Corp. ....................       5,935
    128     El Paso Corp. ...................       2,629
     74     Murphy Oil Corp. ................       6,075
    167     Noble Corp. (b) .................       6,453
    279     Ocean Energy, Inc. ..............       6,049
     93     Smith International, Inc. (b) ...       6,360
                                               ----------
                                                   33,501
                                               ----------
Financial Services (9.9%):
    174     AFLAC, Inc. .....................       5,578
    280     American Express Co. ............      10,170
    446     American International Group,
              Inc. ..........................      30,431
    241     Bank of New York Co., Inc. ......       8,134
    243     Capital One Financial Corp. .....      14,819
    465     Charles Schwab Corp. ............       5,212
    383     Citigroup, Inc. .................      14,823
    342     Concord EFS, Inc. (b) ...........      10,320
    406     Fannie Mae ......................      29,946
    145     Fifth Third Bancorp .............       9,658
    327     Freddie Mac .....................      20,042
    115     Marsh & McLennan Co. ............      11,123
    226     MBNA Corp. ......................       7,484
     67     Moody's Corp. ...................       3,342
    107     North Fork Bancorp, Inc. ........       4,274
    122     Progressive Corp. ...............       7,064
    100     SLM Corp. .......................       9,663
     67     StanCorp Financial Group,
              Inc. ..........................       3,717
    110     State Street Corp. ..............       4,901
    147     Wells Fargo & Co. ...............       7,372
                                               ----------
                                                  218,073
                                               ----------
Health Care (24.4%):
    695     Abbott Laboratories .............      26,157
    188     Affymetrix, Inc. (b) ............       4,498
    175     Allergan, Inc. ..................      11,701
    106     AmerisourceBergen Corp. .........       8,032
    588     Amgen, Inc. (b) .................      24,615
     88     Anthem, Inc. (b) ................       5,951
    382     Baxter International, Inc. ......      16,967
     87     Beckman Coulter, Inc. ...........       4,359
    259     Biomet, Inc. ....................       7,011
    179     Bristol-Myers Squibb Co. ........       4,606
    113     Cardinal Health, Inc. ...........       6,942
    485     Eli Lilly & Co. .................      27,360
    241     Gilead Sciences, Inc. (b) .......       7,929
    152     Guidant Corp. (b) ...............       4,605
    369     HCA-The Healthcare Corp. ........      17,521
    197     IDEC Pharmaceuticals Corp.
              (b) ...........................       6,986
    143     Immunex Corp. (b) ...............       3,190

Continued

One Group Large Cap Growth Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       49
                                                                          Report

 Shares           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Health Care, continued:
  1,128     Johnson & Johnson ...............  $   58,956
    343     King Pharmaceuticals, Inc.
              (b) ...........................       7,621
    154     Lincare Holdings, Inc. (b) ......       4,966
    380     MedImmune, Inc. (b) .............      10,024
    659     Medtronic, Inc. .................      28,241
    461     Merck & Co., Inc. ...............      23,331
  2,957     Pfizer, Inc. ....................     103,478
    690     Pharmacia Corp. .................      25,843
     68     Quest Diagnostics, Inc. (b) .....       5,817
    256     Schering-Plough Corp. ...........       6,298
     68     Tenet Healthcare Corp. (b) ......       4,850
    122     UnitedHealth Group, Inc. ........      11,181
     60     Universal Health Services, Inc.,
              Class B (b) ...................       2,952
    236     Waters Corp. (b) ................       6,308
     97     Wellpoint Health Networks, Inc.
              (b) ...........................       7,516
    676     Wyeth ...........................      34,599
    161     Zimmer Holdings, Inc. (b) .......       5,758
                                               ----------
                                                  536,169
                                               ----------
Multi-Industry (0.8%):
    142     Minnesota Mining & Manufacturing
              Co. ...........................      17,516
                                               ----------
Raw Materials (0.2%):
    123     Alcoa, Inc. .....................       4,077
                                               ----------
Retail (13.4%):
    343     Bed Bath & Beyond, Inc. (b) .....      12,926
     87     Best Buy Co., Inc. (b) ..........       3,161
    308     Brinker International, Inc.
              (b) ...........................       9,770
    258     CVS Corp. .......................       7,904
    917     Darden Restaurants, Inc. ........      22,654
    202     Gap, Inc. .......................       2,868
  1,268     Home Depot, Inc. ................      46,580
    114     Kohl's Corp. (b) ................       7,982
    710     Kroger Co. (b) ..................      14,124
    325     Lowe's Cos., Inc. ...............      14,735
    233     Safeway, Inc. (b) ...............       6,809
  1,254     Starbucks Corp. (b) .............      31,169
    223     Target Corp. ....................       8,481
    295     TJX Cos., Inc. ..................       5,786
  1,328     Wal-Mart Stores, Inc. ...........      73,063
    704     Walgreen Co. ....................      27,197
                                               ----------
                                                  295,209
                                               ----------
Shelter (0.2%):
    109     Fluor Corp. .....................       4,246
                                               ----------
Technology (20.4%):
    817     ADC Telecommunications, Inc.
              (b) ...........................       1,871
    169     Adobe Systems, Inc. .............       4,818
    151     Advanced Fibre Communication,
              Inc. (b) ......................       2,505
    208     Agilent Technologies, Inc.
              (b) ...........................       4,926

 Shares           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Technology, continued:
    195     Altera Corp. (b) ................  $    2,657
    125     Analog Devices, Inc. (b) ........       3,715
    969     Applied Materials, Inc. (b) .....      18,430
    240     BMC Software, Inc. (b) ..........       3,983
    107     Brocade Communications Systems,
              Inc. (b) ......................       1,865
    250     Cadence Design Systems, Inc.
              (b) ...........................       4,025
  3,570     Cisco Systems, Inc. (b) .........      49,805
    293     Comverse Technology, Inc. (b) ...       2,710
  1,161     Dell Computer Corp. (b) .........      30,341
     77     Electronic Arts, Inc. (b) .......       5,062
    462     EMC Corp. (b) ...................       3,491
     71     General Dynamics Corp. ..........       7,501
     65     Harris Corp. ....................       2,352
    312     IBM Corp. .......................      22,463
  3,177     Intel Corp. .....................      58,041
     85     Intuit, Inc. (b) ................       4,236
     81     Jabil Circuit, Inc. (b) .........       1,716
    112     KLA-Tencor Corp. (b) ............       4,948
     38     Lexmark International, Inc.
              (b) ...........................       2,067
    255     Linear Technology Corp. .........       8,016
     88     Micron Technology, Inc. (b) .....       1,772
  2,183     Microsoft Corp. (b) .............     119,428
    229     Motorola, Inc. ..................       3,300
    110     National Instruments Corp.
              (b) ...........................       3,588
     91     Novellus Systems, Inc. (b) ......       3,099
    948     Oracle Corp. (b) ................       8,973
    472     PerkinElmer, Inc. ...............       5,214
     84     Qlogic Corp. (b) ................       3,192
    476     Qualcomm, Inc. (b) ..............      13,095
    579     Sun Microsystems, Inc. (b) ......       2,902
    251     Sybase, Inc. (b) ................       2,651
  1,078     Texas Instruments, Inc. .........      25,545
    134     TMP Worldwide, Inc. (b) .........       2,887
     60     Xilinx, Inc. (b) ................       1,337
                                               ----------
                                                  448,527
                                               ----------
Telecommunications (0.1%):
    112     EchoStar Communications Corp.,
              Class A (b) ...................       2,069
                                               ----------
Transportation (0.9%):
    304     Southwest Airlines Co. ..........       4,913
    238     United Parcel Service, Inc.,
              Class B .......................      14,680
                                               ----------
                                                   19,593
                                               ----------
  Total Common Stocks                           2,127,315
                                               ----------
Investment Companies (2.3%):
 49,997     One Group Prime Money Market,
              Class I .......................      49,997
                                               ----------
  Total Investment Companies                       49,997
                                               ----------
Total (Cost $1,896,007)(a)                     $2,177,312
                                               ==========

Continued

One Group Large Cap Growth Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       50
Report

------------
Percentages indicated are based on net assets of $2,196,670.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 456,289
                   Unrealized depreciation......................   (174,984)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 281,305
                                                                  =========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       51
                                                                          Report

One Group Large Cap Value Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)

Shares          Security Description           Value
------   ----------------------------------  ----------
Common Stocks (98.2%):
Business Equipment & Services (1.2%):
    86   BJ Services Co. (b) ..............  $    2,914
    41   Computer Sciences Corp. (b) ......       1,960
   175   Electronic Data Systems Corp. ....       6,501
    65   Weatherford International Ltd.
           (b) ............................       2,807
                                             ----------
                                                 14,182
                                             ----------
Capital Goods (4.0%):
   144   Boeing Co. .......................       6,481
   155   Caterpillar, Inc. ................       7,569
   104   Cummins, Inc. ....................       3,450
    44   Emerson Electric Co. .............       2,354
    88   HON Industries, Inc. .............       2,395
    36   Illinois Tool Works, Inc. ........       2,459
    24   Johnson Controls, Inc. ...........       1,956
   113   Navistar International Corp. .....       3,616
   504   Tyco International Ltd. ..........       6,809
   177   United Technologies Corp. ........      12,020
                                             ----------
                                                 49,109
                                             ----------
Consumer Durable (3.2%):
   121   Arvinmeritor, Inc. ...............       2,904
    63   Black & Decker Corp. .............       3,037
    52   Danaher Corp. ....................       3,429
    81   Eastman Kodak Co. ................       2,363
   459   Ford Motor Co. ...................       7,344
   147   General Motors Corp. .............       7,856
    78   ITT Industries, Inc. .............       5,507
    75   Lear Corp. (b) ...................       3,469
   116   Masco Corp. ......................       3,145
                                             ----------
                                                 39,054
                                             ----------
Consumer Non-Durable (2.8%):
   297   Coca-Cola Enterprises, Inc. ......       6,558
   144   International Paper Co. ..........       6,276
   420   McDonald's Corp. .................      11,949
    67   Newell Rubbermaid, Inc. ..........       2,349
   434   Tyson Foods, Inc., Class A .......       6,731
                                             ----------
                                                 33,863
                                             ----------
Consumer Services (7.2%):
 1,127   AOL Time Warner, Inc. (b) ........      16,578
    57   Belo Corp., Class A ..............       1,289
   151   Carnival Corp. ...................       4,181
   248   Clear Channel Communications, Inc.
           (b) ............................       7,941
   230   Comcast Corp., Class A (b) .......       5,483
   108   Gannett Co., Inc. ................       8,197
    30   Harrah's Entertainment, Inc.
           (b) ............................       1,331
    29   Knight-Ridder, Inc. ..............       1,826
    31   Lamar Advertising Co. (b) ........       1,154
    70   Marriott International, Inc.,
           Class A ........................       2,664
   120   Tribune Co. ......................       5,220
   503   Viacom, Inc., Class B (b) ........      22,317

Shares          Security Description           Value
------   ----------------------------------  ----------
Common Stocks, continued:
Consumer Services, continued:
   569   Walt Disney Co. ..................  $   10,754
                                             ----------
                                                 88,935
                                             ----------
Energy (14.8%):
    64   Anadarko Petroleum Corp. .........       3,155
    54   Apache Corp. .....................       3,104
   245   ChevronTexaco Corp. ..............      21,688
   142   Conoco, Inc. .....................       3,948
    64   Devon Energy Corp. ...............       3,154
   136   El Paso Corp. ....................       2,803
 1,851   Exxon Mobil Corp. ................      75,743
   441   Mirant Corp. (b) .................       3,219
    35   Murphy Oil Corp. .................       2,888
   100   Nabors Industries Ltd. (b) .......       3,515
    70   Noble Corp. (b) ..................       2,702
    91   Occidental Petroleum Corp. .......       2,729
    99   Phillips Petroleum Co. ...........       5,829
   634   Royal Dutch Petroleum Co. ........      35,041
   117   Schlumberger Ltd. ................       5,441
    44   Smith International, Inc. (b) ....       3,000
   114   Unocal Corp. .....................       4,211
                                             ----------
                                                182,170
                                             ----------
Financial Services (30.9%):
    75   ACE Ltd. .........................       2,370
    87   Allstate Corp. ...................       3,217
   101   AMBAC Financial Group, Inc. ......       6,787
   675   American International Group,
           Inc. ...........................      46,054
   498   Bank of America Corp. ............      35,038
   110   Bank of New York Co., Inc. .......       3,713
    75   Capital One Financial Corp. ......       4,579
    95   Charter One Financial, Inc. ......       3,266
    51   Chubb Corp. ......................       3,611
 1,389   Citigroup, Inc. ..................      53,823
    88   Countrywide Credit Industries,
           Inc. ...........................       4,246
   376   FleetBoston Financial Corp. ......      12,164
   221   Freddie Mac ......................      13,525
    49   Goldman Sachs Group, Inc. ........       3,594
    70   Hartford Financial Services Group,
           Inc. ...........................       4,163
    65   Household International, Inc. ....       3,231
   108   John Hancock Financial Services,
           Inc. ...........................       3,802
   772   JP Morgan Chase & Co. ............      26,186
    71   Lehman Brothers Holding, Inc. ....       4,439
   119   Lincoln National Corp. ...........       4,998
   120   Loews Corp. ......................       6,359
   286   Merrill Lynch & Co., Inc. ........      11,583
   206   MetLife, Inc. ....................       5,933
   292   Morgan Stanley Dean Witter &
           Co. ............................      12,579
   137   PNC Financial Services Group .....       7,162
   111   Progressive Corp. ................       6,404
    76   SAFECO Corp. .....................       2,348
   111   State Street Corp. ...............       4,962
   696   U.S. Bancorp .....................      16,252

Continued

One Group Large Cap Value Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       52
Report

Shares          Security Description           Value
------   ----------------------------------  ----------
Common Stocks, continued:
Financial Services, continued:
   150   Union Planters Corp. .............  $    4,856
   435   Wachovia Corp. ...................      16,620
   183   Washington Mutual, Inc. ..........       6,791
   573   Wells Fargo & Co. ................      28,683
    38   XL Capital, Ltd., Class A ........       3,219
    57   Zions Bancorp ....................       2,970
                                             ----------
                                                379,527
                                             ----------
Health Care (1.9%):
    31   AmerisourceBergen Corp. ..........       2,356
    32   Bausch & Lomb, Inc. ..............       1,083
    37   Cigna Corp. ......................       3,605
   178   Genzyme Corp. (b) ................       3,425
   105   HealthSouth Corp. (b) ............       1,343
   135   King Pharmaceuticals, Inc. (b) ...       3,004
    29   Manor Care, Inc. (b) .............         667
    70   McKesson HBOC, Inc. ..............       2,289
    74   Wellpoint Health Networks, Inc.
           (b) ............................       5,757
                                             ----------
                                                 23,529
                                             ----------
Multi-Industry (1.4%):
   215   Honeywell International, Inc. ....       7,559
    81   Minnesota Mining & Manufacturing
           Co. ............................       9,933
                                             ----------
                                                 17,492
                                             ----------
Raw Materials (4.3%):
   573   Alcoa, Inc. ......................      18,995
   500   Dow Chemical Co. .................      17,190
   147   Engelhard Corp. ..................       4,168
    59   Praxair, Inc. ....................       3,361
   496   Solutia, Inc. ....................       3,482
    98   Temple-Inland, Inc. ..............       5,670
                                             ----------
                                                 52,866
                                             ----------
Real Estate Investment Trust (0.3%):
   138   Equity Office Properties Trust ...       4,154
                                             ----------
Retail (3.3%):
   139   Albertson's, Inc. ................       4,234
   194   Costco Wholesale Corp. (b) .......       7,492
   197   CVS Corp. ........................       6,028
   104   Darden Restaurants, Inc. .........       2,569
   123   Federated Department Stores, Inc.
           (b) ............................       4,883
    59   May Department Stores Co. ........       1,943
    54   Nike, Inc., Class B ..............       2,897
   160   Safeway, Inc. (b) ................       4,670
    73   Sears Roebuck & Co. ..............       3,964
   115   Staples, Inc. (b) ................       2,266
                                             ----------
                                                 40,946
                                             ----------
Technology (8.3%):
 1,513   ADC Telecommunications, Inc.
           (b) ............................       3,465
    71   Agilent Technologies, Inc. (b) ...       1,679

Shares          Security Description           Value
------   ----------------------------------  ----------
Common Stocks, continued:
Technology, continued:
   231   Andrew Corp. (b) .................  $    3,310
   211   Apple Computer, Inc. (b) .........       3,733
   272   BMC Software, Inc. (b) ...........       4,515
   346   Citizens Communications Co.
           (b) ............................       2,893
   328   Comverse Technology, Inc. (b) ....       3,037
   525   EMC Corp. (b) ....................       3,964
    29   General Dynamics Corp. ...........       3,089
   889   Hewlett-Packard Co. ..............      13,580
    68   Jabil Circuit, Inc. (b) ..........       1,435
   181   Lockheed Martin Corp. ............      12,574
   210   Micron Technology, Inc. (b) ......       4,246
   773   Motorola, Inc. ...................      11,147
    64   Northrop Grumman Corp. ...........       8,000
    64   Novellus Systems, Inc. (b) .......       2,174
   833   Parametric Technology Corp.
           (b) ............................       2,857
   197   Raytheon Co. .....................       8,045
    81   Sanmina Corp. (b) ................         511
   783   Sun Microsystems, Inc. (b) .......       3,923
    82   Teradyne, Inc. (b) ...............       1,936
    60   Texas Instruments, Inc. ..........       1,422
                                             ----------
                                                101,535
                                             ----------
Transportation (2.0%):
   200   Canadian National Railway Co. ....      10,381
    98   Delta Airlines, Inc. .............       1,960
   298   Southwest Airlines Co. ...........       4,816
   225   UAL Corp. ........................       2,574
    80   United Parcel Service, Inc., Class
           B ..............................       4,945
                                             ----------
                                                 24,676
                                             ----------
Utilities (12.6%):
   116   Allegheny Energy, Inc. ...........       2,985
   116   Alltel Corp. .....................       5,452
    83   American Electric Power Co.,
           Inc. ...........................       3,310
   879   AT&T Corp. .......................       9,405
   670   AT&T Wireless Services, Inc.
           (b) ............................       3,920
   441   BellSouth Corp. ..................      13,876
   641   Calpine Corp. (b) ................       4,506
   149   CenturyTel, Inc. .................       4,396
    77   Dominion Resources, Inc. .........       5,097
    98   DTE Energy Co. ...................       4,352
   304   Duke Energy Corp. ................       9,454
   136   Entergy Corp. ....................       5,791
   102   Exelon Corp. .....................       5,335
    51   FPL Group, Inc. ..................       3,039
   102   Kinder Morgan, Inc. ..............       3,878
   104   PG&E Corp. (b) ...................       1,867
    77   Progress Energy, Inc. ............       4,023
    52   Public Service Enterprise Group,
           Inc. ...........................       2,252
   874   SBC Communications, Inc. .........      26,656

Continued

One Group Large Cap Value Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       53
                                                                          Report

Shares          Security Description           Value
------   ----------------------------------  ----------
Common Stocks, continued:
Utilities, continued:
   103   TXU Corp. ........................  $    5,310
   646   Verizon Communications ...........      25,937
   204   XCEL Energy, Inc. ................       3,421
                                             ----------
                                                154,262
                                             ----------
  Total Common Stocks                         1,206,300
                                             ----------
Investment Companies (2.2%):
26,601   One Group Prime Money Market,
           Class I ........................      26,601
                                             ----------
  Total Investment Companies                     26,601
                                             ----------
Total (Cost $1,242,922)(a)                   $1,232,901
                                             ==========

------------
Percentages indicated are based on net assets of $1,227,888.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 148,603
                   Unrealized depreciation......................   (206,808)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ (58,205)
                                                                  =========

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       54
Report

One Group Equity Income Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
 Common Stocks (93.7%):
Business Equipment & Services (1.1%):
     75     Automatic Data Processing, Inc. ...  $  3,266
     30     Electronic Data Systems Corp. .....     1,115
     40     Pitney Bowes, Inc. ................     1,589
                                                 --------
                                                    5,970
                                                 --------
Capital Goods (8.0%):
    110     Boeing Co. ........................     4,950
     25     Emerson Electric Co. ..............     1,338
    750     General Electric Co. ..............    21,787
     45     Illinois Tool Works, Inc. .........     3,074
     30     Ingersoll-Rand Co. ................     1,370
     35     Johnson Controls, Inc. ............     2,856
    110     United Technologies Corp. .........     7,469
                                                 --------
                                                   42,844
                                                 --------
Consumer Durable (1.7%):
     70     Black & Decker Corp. ..............     3,374
    135     Ford Motor Co. ....................     2,160
     85     Stanley Works .....................     3,486
                                                 --------
                                                    9,020
                                                 --------
Consumer Non-Durable (10.6%):
    205     Coca-Cola Co. .....................    11,479
     50     Colgate Palmolive Co. .............     2,503
    125     ConAgra Foods, Inc. ...............     3,456
     50     Estee Lauder Cos., Class A ........     1,760
     75     Gillette Co. ......................     2,540
    100     Kimberly-Clark Corp. ..............     6,200
     65     Kraft Foods, Inc. .................     2,662
     60     Loews Corp. -- Carolina Group .....     1,623
    150     McDonald's Corp. ..................     4,268
    126     PepsiCo, Inc. .....................     6,073
    170     Philip Morris Co. .................     7,426
     75     Proctor & Gamble Co. ..............     6,698
                                                 --------
                                                   56,688
                                                 --------
Consumer Services (2.1%):
     50     Gannett Co., Inc. .................     3,795
     70     McGraw-Hill Co., Inc. .............     4,179
     30     Omnicom Group, Inc. ...............     1,374
    100     Walt Disney Co. ...................     1,890
                                                 --------
                                                   11,238
                                                 --------
Energy (9.0%):
     40     Anadarko Petroleum Corp. ..........     1,972
     73     ChevronTexaco Corp. ...............     6,474
     60     Conoco, Inc. ......................     1,668
    600     Exxon Mobil Corp. .................    24,551
    210     Royal Dutch Petroleum Co. .........    11,607
     40     Schlumberger Ltd. .................     1,860
                                                 --------
                                                   48,132
                                                 --------

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Common Stocks, continued:
Financial Services (20.1%):
    100     AFLAC, Inc. .......................  $  3,200
     80     Allstate Corp. ....................     2,958
    110     American Express Co. ..............     3,995
     20     American International Group,
              Inc. ............................     1,365
    170     Bank of America Corp. .............    11,960
     30     Bank of New York Co., Inc. ........     1,013
     60     Cincinnati Financial Corp. ........     2,792
    395     Citigroup, Inc. ...................    15,305
    140     Fannie Mae ........................    10,325
     95     First Tennessee National Corp. ....     3,639
    200     JP Morgan Chase & Co. .............     6,784
     60     Marsh & McLennan Co. ..............     5,796
    100     MBNA Corp. ........................     3,307
    100     Merrill Lynch & Co., Inc. .........     4,050
     65     Morgan Stanley Dean Witter &
              Co. .............................     2,800
     60     National City Corp. ...............     1,995
    150     Southtrust Corp. ..................     3,918
     25     St. Paul Co., Inc. ................       973
    253     U.S. Bancorp ......................     5,908
    100     Washington Mutual, Inc. ...........     3,711
    220     Wells Fargo & Co. .................    11,013
                                                 --------
                                                  106,807
                                                 --------
Health Care (12.8%):
     90     Abbott Laboratories ...............     3,389
    170     Baxter International, Inc. ........     7,557
    200     Bristol-Myers Squibb Co. ..........     5,140
     15     Cigna Corp. .......................     1,461
     90     Johnson & Johnson .................     4,703
     90     Medtronic, Inc. ...................     3,857
    140     Merck & Co., Inc. .................     7,090
    500     Pfizer, Inc. ......................    17,499
     85     Pharmacia Corp. ...................     3,183
    150     Schering-Plough Corp. .............     3,690
    200     Wyeth .............................    10,239
                                                 --------
                                                   67,808
                                                 --------
Multi-Industry (2.2%):
     90     Honeywell International, Inc. .....     3,171
     70     Minnesota Mining & Manufacturing
              Co. .............................     8,610
                                                 --------
                                                   11,781
                                                 --------
Raw Materials (2.2%):
     80     Air Products and Chemicals,
              Inc. ............................     4,038
    150     Dow Chemical Co. ..................     5,157
     40     PPG Industries, Inc. ..............     2,476
                                                 --------
                                                   11,671
                                                 --------
Real Estate Investment Trust (6.1%):
     55     AMB Property Corp. ................     1,705
    105     Archstone-Smith Trust .............     2,804

Continued

One Group Equity Income Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       55
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Common Stocks, continued:
Real Estate Investment Trust, continued:
     95     Carramerica Realty Corp. ..........  $  2,931
     55     Colonial Properties Trust .........     2,142
    130     Developers Diversified Realty
              Corp. ...........................     2,925
    100     Duke Realty Investments, Inc. .....     2,895
    104     Equity Office Properties Trust ....     3,116
    100     Equity Residential Properties
              Trust ...........................     2,875
     60     Public Storage, Inc. ..............     2,226
     60     Reckson Associates Realty Corp. ...     1,494
     85     Simon Property Group, Inc. ........     3,131
     50     SL Green Realty Corp. .............     1,783
     60     Vornado Realty Trust ..............     2,772
                                                 --------
                                                   32,799
                                                 --------
Retail (7.6%):
    100     Albertson's, Inc. .................     3,046
    200     Home Depot, Inc. ..................     7,346
     30     Nike, Inc., Class B ...............     1,610
     75     Sherwin-Williams Co. ..............     2,245
    125     Target Corp. ......................     4,763
    300     Wal-Mart Stores, Inc. .............    16,502
    130     Walgreen Co. ......................     5,022
                                                 --------
                                                   40,534
                                                 --------
Technology (2.7%):
    150     Hewlett-Packard Co. ...............     2,292
    125     IBM Corp. .........................     9,000
     90     Intel Corp. .......................     1,644
     70     Texas Instruments, Inc. ...........     1,659
                                                 --------
                                                   14,595
                                                 --------
Transportation (0.9%):
     60     Canadian National Railway Co. .....     3,108
     30     United Parcel Service, Inc., Class
              B ...............................     1,853
                                                 --------
                                                    4,961
                                                 --------
Utilities (6.6%):
     60     Allegheny Energy, Inc. ............     1,545
    100     American Electric Power Co.,
              Inc. ............................     4,002
    120     BellSouth Corp. ...................     3,780
     75     CenturyTel, Inc. ..................     2,213
     90     Entergy Corp. .....................     3,820

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Common Stocks, continued:
Utilities, continued:
     95     Pinnacle West Capital Corp. .......  $  3,753
    275     SBC Communications, Inc. ..........     8,387
    200     Verizon Communications ............     8,029
                                                 --------
                                                   35,529
                                                 --------
  Total Common Stocks                             500,377
                                                 --------
Convertible Bonds (0.9%):
Consumer Services (0.9%):
 $4,250     Interpublic Group, 1.87%, 6/1/06,
              Callable 8/21/02 @ 89.67 ........     3,347
     25     Tribune Co., 2.00%, 5/15/29 .......     1,631
                                                 --------
  Total Convertible Bonds                           4,978
                                                 --------
Convertible Preferred Stocks (4.4%):
Business Equipment & Services (0.6%):
     80     Electronic Data Systems, Inc.,
              7.63% ...........................     2,976
                                                 --------
Consumer Durable (0.3%):
     70     General Motors, Series B, 5.25% ...     1,839
                                                 --------
Energy (1.0%):
    150     Duke Energy Corp., 8.25% ..........     3,375
     50     El Paso Energy Capital, 4.75% .....     1,840
                                                 --------
                                                    5,215
                                                 --------
Financial Services (1.5%):
     50     Metlife Capital Trust, 8.00% ......     4,441
     70     Prudential Financial, Inc.,
              6.75% ...........................     4,032
                                                 --------
                                                    8,473
                                                 --------
Raw Materials (0.5%):
     50     Temple-Inland, Inc., 7.50% ........     2,745
                                                 --------
Technology (0.5%):
     55     Motorola, Inc., 7.00% .............     2,523
                                                 --------
  Total Convertible Preferred Stocks               23,771
                                                 --------
Investment Companies (0.9%):
  4,884     One Group Prime Money Market, Class
              I ...............................     4,884
                                                 --------
  Total Investment Companies                        4,884
                                                 --------
Total (Cost $307,250)(a)                         $534,010
                                                 ========

------------
Percentages indicated are based on net assets of $534,421.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $238,791
                   Unrealized depreciation......................   (12,031)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $226,760
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       56
Report

One Group Diversified Equity Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares           Security Description           Value
---------   ---------------------------------  ----------
 Common Stocks (96.9%):
Business Equipment & Services (2.5%):
    252     Automatic Data Processing,
              Inc. ..........................  $   10,994
    334     Electronic Data Systems Corp. ...      12,409
    356     Paychex, Inc. ...................      11,149
    222     Weatherford International Ltd.
              (b) ...........................       9,603
                                               ----------
                                                   44,155
                                               ----------
Capital Goods (6.3%):
    162     Boeing Co. ......................       7,278
    153     Cooper Cameron Corp. (b) ........       7,409
    324     Crane Co. .......................       8,235
    162     Diebold, Inc. ...................       6,026
  1,670     General Electric Co. ............      48,522
    217     Johnson Controls, Inc. ..........      17,681
     80     SPX Corp. (b) ...................       9,455
    547     Tyco International Ltd. .........       7,394
                                               ----------
                                                  112,000
                                               ----------
Consumer Durable (3.3%):
    424     Dana Corp. ......................       7,860
    270     Danaher Corp. ...................      17,892
     86     Eaton Corp. .....................       6,242
    277     General Motors Corp. ............      14,791
    244     Lear Corp. (b) ..................      11,289
                                               ----------
                                                   58,074
                                               ----------
Consumer Non-Durable (8.9%):
    653     Coca-Cola Co. ...................      36,573
    285     Dole Food Co., Inc. .............       8,228
    278     Interstate Bakeries Corp. .......       8,021
    165     Kimberly-Clark Corp. ............      10,255
    169     Kraft Foods, Inc. ...............       6,941
    453     McDonald's Corp. ................      12,882
    238     Pepsi Bottling Group, Inc. ......       7,329
    685     Philip Morris Co. ...............      29,899
    153     Proctor & Gamble Co. ............      13,628
    440     Sysco Corp. .....................      11,987
    752     Tyson Foods, Inc., Class A ......      11,659
                                               ----------
                                                  157,402
                                               ----------
Consumer Services (4.4%):
  1,188     AOL Time Warner, Inc. (b) .......      17,471
    244     Clear Channel Communications,
              Inc. (b) ......................       7,811
    329     Comcast Corp., Class A (b) ......       7,840
    188     Omnicom Group, Inc. .............       8,619
    632     Viacom, Inc., Class B (b) .......      28,060
    448     Walt Disney Co. .................       8,471
                                               ----------
                                                   78,272
                                               ----------
Energy (6.1%):
    193     ChevronTexaco Corp. .............      17,040
    465     El Paso Corp. ...................       9,583
  1,713     Exxon Mobil Corp. ...............      70,097
    140     Murphy Oil Corp. ................      11,574
                                               ----------
                                                  108,294
                                               ----------

 Shares           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Financial Services (19.2%):
    373     American Express Co. ............  $   13,533
    627     American International Group,
              Inc. ..........................      42,769
    420     Bank of America Corp. ...........      29,529
    161     BB&T Corp. ......................       6,203
    320     Charter One Financial, Inc. .....      11,002
  1,405     Citigroup, Inc. .................      54,461
    672     FleetBoston Financial Corp. .....      21,735
    577     Freddie Mac .....................      35,297
    262     Hartford Financial Services
              Group, Inc. ...................      15,607
    659     JP Morgan Chase & Co. ...........      22,363
    161     Lincoln National Corp. ..........       6,774
    186     Marsh & McLennan Co. ............      17,987
    419     Morgan Stanley Dean Witter &
              Co. ...........................      18,038
    652     Providian Financial Corp. .......       3,834
    363     Southtrust Corp. ................       9,475
    179     SunTrust Banks, Inc. ............      12,106
    446     Wells Fargo & Co. ...............      22,327
                                               ----------
                                                  343,040
                                               ----------
Health Care (13.3%):
    368     Abbott Laboratories .............      13,853
    341     Amgen, Inc. (b) .................      14,289
    340     Baxter International, Inc. ......      15,113
    580     Bristol-Myers Squibb Co. ........      14,915
    114     Cigna Corp. .....................      11,140
    170     Guidant Corp. (b) ...............       5,143
    280     Johnson & Johnson ...............      14,623
    272     MedImmune, Inc. (b) .............       7,168
    435     Medtronic, Inc. .................      18,633
    258     Merck & Co., Inc. ...............      13,090
  1,508     Pfizer, Inc. ....................      52,774
    367     Pharmacia Corp. .................      13,742
    412     Schering-Plough Corp. ...........      10,143
    384     Waters Corp. (b) ................      10,250
    433     Wyeth ...........................      22,148
      0     Zimmer Holdings, Inc. (b) .......           0
                                               ----------
                                                  237,024
                                               ----------
Multi-Industry (2.3%):
    494     Honeywell International, Inc. ...      17,407
    192     Minnesota Mining & Manufacturing
              Co. ...........................      23,580
                                               ----------
                                                   40,987
                                               ----------
Raw Materials (2.9%):
    560     Alcoa, Inc. .....................      18,568
    231     Cabot Corp. .....................       6,609
    526     Crompton Corp. ..................       6,712
    280     Sigma-Aldrich Corp. .............      14,047
    108     Temple-Inland, Inc. .............       6,273
                                               ----------
                                                   52,209
                                               ----------

Continued

One Group Diversified Equity Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       57
                                                                          Report

 Shares           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
 Retail (7.1%):
    241     Bed Bath & Beyond, Inc. (b) .....  $    9,100
    384     Brinker International, Inc.
              (b) ...........................      12,179
    472     Home Depot, Inc. ................      17,320
    563     Limited, Inc. ...................      11,997
    333     Target Corp. ....................      12,690
    791     Wal-Mart Stores, Inc. ...........      43,522
    484     Walgreen Co. ....................      18,706
                                               ----------
                                                  125,514
                                               ----------
Shelter (0.5%):
    195     Pentair, Inc. ...................       9,372
                                               ----------
Technology (12.5%):
  1,018     ADC Telecommunications, Inc.
              (b) ...........................       2,331
    667     Applied Materials, Inc. (b) .....      12,682
  1,181     Cisco Systems, Inc. (b) .........      16,479
    420     Comverse Technology, Inc. (b) ...       3,889
    274     Dell Computer Corp. (b) .........       7,153
    357     EMC Corp. (b) ...................       2,692
    408     Hewlett-Packard Co. .............       6,229
    324     IBM Corp. .......................      23,349
  1,489     Intel Corp. .....................      27,206
    227     Linear Technology Corp. .........       7,126
  1,109     Microsoft Corp. (b) .............      60,678
    436     Motorola, Inc. ..................       6,282
    833     Oracle Corp. (b) ................       7,886
    278     Qualcomm, Inc. (b) ..............       7,642
    262     Rational Software Corp. (b) .....       2,154
    375     Sun Microsystems, Inc. (b) ......       1,878
    306     Symantec Corp. (b) ..............      10,060

 Shares           Security Description           Value
---------   ---------------------------------  ----------
Common Stocks, continued:
Technology, continued:
    412     Texas Instruments, Inc. .........  $    9,760
    262     Xilinx, Inc. (b) ................       5,865
                                               ----------
                                                  221,341
                                               ----------
Transportation (0.9%):
    128     Canadian National Railway Co. ...       6,620
    147     United Parcel Service, Inc.,
              Class B .......................       9,084
                                               ----------
                                                   15,704
                                               ----------
Utilities (6.7%):
    357     AT&T Corp. ......................       3,825
    478     BellSouth Corp. .................      15,045
    241     CenturyTel, Inc. ................       7,105
    348     Energy East Corp. ...............       7,855
    305     FPL Group, Inc. .................      18,326
    215     Kinder Morgan, Inc. .............       8,176
    470     Pinnacle West Capital Corp. .....      18,574
    780     SBC Communications, Inc. ........      23,778
    405     Verizon Communications ..........      16,261
                                               ----------
                                                  118,945
                                               ----------
  Total Common Stocks                           1,722,333
                                               ----------
Investment Companies (3.2%):
 56,099     One Group Prime Money Market,
              Class I .......................      56,099
                                               ----------
  Total Investment Companies                       56,099
                                               ----------
Total (Cost $1,738,083)(a)                     $1,778,432
                                               ==========

------------
Percentages indicated are based on net assets of $1,776,187.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 301,157
                   Unrealized depreciation......................   (260,808)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $  40,349
                                                                  =========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       58
Report

One Group Balanced Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
 Asset Backed Securities (3.7%):
 $  384     Advanta Equipment Receivables,
              Series 98-1, Class A4, 5.98%,
              12/15/06 ........................  $    385
  1,000     Arcadia Automobile Receivables
              Trust, Series 98-B, Class A5,
              6.06%, 6/15/06 ..................     1,015
  1,350     Contimortgage Home Equity Loan
              Trust, Series 98-1, Class A6,
              6.58%, 12/15/18 .................     1,390
    600     Dayton Hudson Credit Card Master
              Trust, Series 97-1, Class A,
              6.25%, 8/25/05 ..................       609
    350     Dayton Hudson Credit Card Master
              Trust, Series 98-1A, 5.90%,
              5/25/06 .........................       363
    482     EQCC Home Equity Loan Trust, Series
              98-2, Class A6F, 6.16%,
              4/15/08 .........................       500
    223     EQCC Home Equity Loan Trust, Series
              97-2, Class A7, 6.89%,
              2/15/20 .........................       231
    750     EQCC Home Equity Loan Trust, Series
              98-2, Class A4F, 6.33%,
              1/15/22 .........................       771
    418     Fleetwood Credit Corp., Grantor
              Trust, Series 97-B, Class A,
              6.40%, 5/15/13 ..................       436
    331     Green Tree Recreational, Equipment
              and Consulting, Series 98-B,
              Class A5, 6.10%, 12/15/13 .......       338
    198     Green Tree Recreational, Equipment
              and Consulting, Series 97-D,
              Class A1, 6.90%, 3/15/29 ........       208
  2,000     Harley-Davidson Eaglemark
              Motorcycle Trust, Series 00-1,
              Class A2, 7.14%, 3/15/06 ........     2,083
  2,400     Household Automotive Trust, Series
              00-1, Class A4, 7.48%,
              12/18/06 ........................     2,543
    161     Key Auto Finance Trust, Series 99-1
              Class A4, 5.83%, 1/15/07 ........       166
    983     SLM Student Loan Trust, Series
              99-1, Class A1T, 2.58%,
              4/25/08 .........................       991
    339     The Money Store Home Equity Trust,
              Series 96-B, Class A8, 7.91%,
              5/15/24 .........................       354
    400     The Money Store Home Equity Trust,
              Series 96-A, Class A8, 7.66%,
              8/15/26 .........................       419

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Asset Backed Securities, continued:
 $2,000     Union Acceptance Corp., Series
              98-B, Class A5, 6.02%, 1/9/06 ...  $  2,037
                                                 --------
  Total Asset Backed Securities                    14,839
                                                 --------
Common Stocks (58.1%):
Business Equipment & Services (1.5%):
     34     Automatic Data Processing, Inc. ...     1,485
     45     Electronic Data Systems Corp. .....     1,677
     48     Paychex, Inc. .....................     1,506
     30     Weatherford International Ltd.
              (b) .............................     1,298
                                                 --------
                                                    5,966
                                                 --------
Capital Goods (3.8%):
     22     Boeing Co. ........................       984
     21     Cooper Cameron Corp. (b) ..........     1,001
     44     Crane Co. .........................     1,112
     22     Diebold, Inc. .....................       814
    226     General Electric Co. ..............     6,556
     29     Johnson Controls, Inc. ............     2,390
     11     SPX Corp. (b) .....................     1,277
     75     Tyco International Ltd. ...........     1,009
                                                 --------
                                                   15,143
                                                 --------
Consumer Durable (2.0%):
     57     Dana Corp. ........................     1,062
     36     Danaher Corp. .....................     2,417
     12     Eaton Corp. .......................       844
     37     General Motors Corp. ..............     1,999
     33     Lear Corp. (b) ....................     1,526
                                                 --------
                                                    7,848
                                                 --------
Consumer Non-Durable (5.3%):
     88     Coca-Cola Co. .....................     4,941
     39     Dole Food Co., Inc. ...............     1,112
     38     Interstate Bakeries Corp. .........     1,084
     22     Kimberly-Clark Corp. ..............     1,385
     23     Kraft Foods, Inc. .................       937
     61     McDonald's Corp. ..................     1,740
     32     Pepsi Bottling Group, Inc. ........       990
     92     Philip Morris Co. .................     4,040
     21     Proctor & Gamble Co. ..............     1,841
     60     Sysco Corp. .......................     1,620
    102     Tyson Foods, Inc., Class A ........     1,576
                                                 --------
                                                   21,266
                                                 --------
Consumer Services (2.6%):
    160     AOL Time Warner, Inc. (b) .........     2,361
     33     Clear Channel Communications, Inc.
              (b) .............................     1,056
     44     Comcast Corp., Class A (b) ........     1,059
     25     Omnicom Group, Inc. ...............     1,165

Continued

One Group Balanced Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       59
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Common Stocks, continued:
Consumer Services, continued:
     85     Viacom, Inc., Class B (b) .........  $  3,790
     61     Walt Disney Co. ...................     1,144
                                                 --------
                                                   10,575
                                                 --------
Energy (3.7%):
     26     ChevronTexaco Corp. ...............     2,302
     63     El Paso Corp. .....................     1,295
    231     Exxon Mobil Corp. .................     9,471
     19     Murphy Oil Corp. ..................     1,564
                                                 --------
                                                   14,632
                                                 --------
Financial Services (11.5%):
     50     American Express Co. ..............     1,829
     85     American International Group,
              Inc. ............................     5,778
     57     Bank of America Corp. .............     3,989
     22     BB&T Corp. ........................       838
     43     Charter One Financial, Inc. .......     1,487
    190     Citigroup, Inc. ...................     7,360
     91     FleetBoston Financial Corp. .......     2,937
     78     Freddie Mac .......................     4,769
     35     Hartford Financial Services Group,
              Inc. ............................     2,109
     89     JP Morgan Chase & Co. .............     3,022
     22     Lincoln National Corp. ............       916
     25     Marsh & McLennan Co. ..............     2,429
     57     Morgan Stanley Dean Witter &
              Co. .............................     2,437
     88     Providian Financial Corp. .........       518
     49     Southtrust Corp. ..................     1,280
     24     SunTrust Banks, Inc. ..............     1,635
     60     Wells Fargo & Co. .................     3,017
                                                 --------
                                                   46,350
                                                 --------
Health Care (8.0%):
     50     Abbott Laboratories ...............     1,872
     46     Amgen, Inc. (b) ...................     1,931
     46     Baxter International, Inc. ........     2,042
     78     Bristol-Myers Squibb Co. ..........     2,015
     15     Cigna Corp. .......................     1,505
     23     Guidant Corp. (b) .................       695
     38     Johnson & Johnson .................     1,975
     37     MedImmune, Inc. (b) ...............       969
     59     Medtronic, Inc. ...................     2,517
     35     Merck & Co., Inc. .................     1,768
    204     Pfizer, Inc. ......................     7,131
     50     Pharmacia Corp. ...................     1,857
     56     Schering-Plough Corp. .............     1,370
     52     Waters Corp. (b) ..................     1,385
     58     Wyeth .............................     2,993
                                                 --------
                                                   32,025
                                                 --------

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Common Stocks, continued:
Multi-Industry (1.4%):
     67     Honeywell International, Inc. .....  $  2,352
     26     Minnesota Mining & Manufacturing
              Co. .............................     3,186
                                                 --------
                                                    5,538
                                                 --------
Raw Materials (1.8%):
     76     Alcoa, Inc. .......................     2,508
     31     Cabot Corp. .......................       893
      0     Cabot Microelectronics Corp.
              (b) .............................         0
     71     Crompton Corp. ....................       907
     38     Sigma-Aldrich Corp. ...............     1,898
     15     Temple-Inland, Inc. ...............       848
                                                 --------
                                                    7,054
                                                 --------
Retail (4.2%):
     33     Bed Bath & Beyond, Inc. (b) .......     1,229
     52     Brinker International, Inc. (b) ...     1,646
     64     Home Depot, Inc. ..................     2,340
     76     Limited, Inc. .....................     1,621
     45     Target Corp. ......................     1,715
    107     Wal-Mart Stores, Inc. .............     5,879
     65     Walgreen Co. ......................     2,528
                                                 --------
                                                   16,958
                                                 --------
Shelter (0.3%):
     26     Pentair, Inc. .....................     1,266
                                                 --------
Technology (7.5%):
    138     ADC Telecommunications, Inc.
              (b) .............................       315
     90     Applied Materials, Inc. (b) .......     1,714
      0     Avaya, Inc. (b) ...................         0
    160     Cisco Systems, Inc. (b) ...........     2,227
     57     Comverse Technology, Inc. (b) .....       526
     37     Dell Computer Corp. (b) ...........       966
     48     EMC Corp. (b) .....................       364
     55     Hewlett-Packard Co. ...............       842
     44     IBM Corp. .........................     3,153
    201     Intel Corp. .......................     3,675
     31     Linear Technology Corp. ...........       963
    150     Microsoft Corp. (b) ...............     8,197
     59     Motorola, Inc. ....................       849
    113     Oracle Corp. (b) ..................     1,066
     38     Qualcomm, Inc. (b) ................     1,033
     35     Rational Software Corp. (b) .......       291
     51     Sun Microsystems, Inc. (b) ........       254
     41     Symantec Corp. (b) ................     1,359
     56     Texas Instruments, Inc. ...........     1,319
     35     Xilinx, Inc. (b) ..................       792
                                                 --------
                                                   29,905
                                                 --------

Continued

One Group Balanced Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       60
Report

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Common Stocks, continued:
 Transportation (0.5%):
     17     Canadian National Railway Co. .....  $    895
     20     United Parcel Service, Inc., Class
              B ...............................     1,227
                                                 --------
                                                    2,122
                                                 --------
Utilities (4.0%):
     48     AT&T Corp. ........................       517
     65     BellSouth Corp. ...................     2,033
     33     CenturyTel, Inc. ..................       960
     47     Energy East Corp. .................     1,062
     41     FPL Group, Inc. ...................     2,476
     29     Kinder Morgan, Inc. ...............     1,105
     64     Pinnacle West Capital Corp. .......     2,509
    105     SBC Communications, Inc. ..........     3,212
     55     Verizon Communications ............     2,197
                                                 --------
                                                   16,071
                                                 --------
  Total Common Stocks                             232,719
                                                 --------
Corporate Bonds (13.8%):
Airlines (0.5%):
 $1,963     United Airlines, 7.19%, 4/1/11 ....     1,840
                                                 --------
Banking, Finance & Insurance (7.3%):
  1,000     Associates Corp., 8.58%,
              11/23/04 ........................     1,103
  1,800     Bank of America Corp., 7.80%,
              2/15/10 .........................     2,017
    500     Boeing Capital Corp., 7.10%,
              9/27/05 .........................       541
    750     Capital One Bank Co., 6.88%,
              2/1/06 ..........................       742
  1,000     CIT Group, Inc., 6.88%, 2/16/05 ...       962
    800     Citigroup Inc., 7.25%, 10/1/10 ....       872
  1,600     Credit Suisse First Boston USA,
              Inc., 6.50%, 1/15/12 ............     1,615
      0     Discover Card Master Trust I,
              6.79%, 4/16/10 ..................         0
    250     Dow Capital BV, 8.50%, 6/8/10,
              Putable 6/8/05 @ 100 ............       277
  2,200     First Hawaiian, Inc., Series A,
              6.93%, 12/1/03 (b)(c) ...........     2,303
    440     Fleet Financial Group, 7.38%,
              12/1/09 .........................       478
  1,800     Ford Motor Credit Co., 7.38%,
              2/1/11 ..........................     1,826
    550     General Electric Cap Corp., 5.88%,
              2/15/12 .........................       546

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
    500     General Electric Capital Corp.,
              8.63%, 6/15/08 ..................  $    587
 $1,250     GMAC, 8.25%, 2/24/04 ..............  $  1,333
  1,500     GMAC, 7.25%, 3/2/11 ...............     1,534
  2,000     Goldman Sachs Group, Inc., 7.20%,
              3/1/07 (b)(c) ...................     2,167
  2,000     Household Finance Corp., 8.00%,
              7/15/10 .........................     2,116
    250     Household Finance Corp., 6.75%,
              5/15/11 .........................       246
    580     JP Morgan & Co., 6.25%, 1/15/09 ...       588
    450     Lehman Brothers Holdings, 6.63%,
              1/18/12 .........................       457
  1,800     Morgan Stanley Dean Witter, 6.75%,
              4/15/11 .........................     1,855
  1,850     National Rural Utilities, 6.00%,
              5/15/06 .........................     1,902
    250     News America, Inc., 6.75%,
              1/9/38 ..........................       248
  2,000     Nynex Capital Funding, 8.23%,
              10/15/09 ........................     2,211
    480     Residential Funding Mortgage
              Securities, Series 96-S3, Class
              A5, 7.25%, 1/25/26 ..............       495
                                                 --------
                                                   29,021
                                                 --------
Cable Television (0.1%):
    300     Cox Communications, Inc., 7.75%,
              11/1/10 .........................       286
                                                 --------
Capital Goods (0.1%):
    600     Tyco International Group, 6.25%,
              6/15/03 .........................       522
                                                 --------
Consumer Durable (0.8%):
    500     Avon Products, 7.15%, 11/15/09 ....       550
  1,200     DaimlerChrysler, 7.20%, 9/1/09 ....     1,254
  1,500     General Motors, 7.20%, 1/15/11 ....     1,530
                                                 --------
                                                    3,334
                                                 --------
Consumer Services (1.0%):
  2,400     Rental Car Finance, 6.45%, 8/25/05
              (b)(c) ..........................     2,476
  1,400     Time Warner, Inc., 9.13%,
              1/15/13 .........................     1,552
                                                 --------
                                                    4,028
                                                 --------

Continued

One Group Balanced Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       61
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Corporate Bonds, continued:
 Energy (1.2%):
 $  500     Constellation Energy Group, 6.35%,
              4/1/07 ..........................  $    518
    350     Dominion Resource, 6.25%,
              6/30/12 .........................       350
    400     DTE Energy Co., 6.65%, 4/15/09 ....       417
  1,250     Occidental Petroleum Corp., 9.25%,
              8/1/19 ..........................     1,530
    500     Union Pacific Co., 7.60%,
              5/1/05 ..........................       544
  1,400     Union Pacific Co., 6.65%,
              1/15/11 .........................     1,472
                                                 --------
                                                    4,831
                                                 --------
Railroads (0.1%):
    350     Norfolk Southern, 7.05%, 5/1/37 ...       369
                                                 --------
Retail (0.9%):
  1,000     Albertson's, Inc., 6.95%,
              8/1/09 ..........................     1,066
  1,000     Dayton Hudson Corp., 7.25%,
              9/1/04 ..........................     1,077
  1,400     Kroger Co., 8.05%, 2/1/10 .........     1,558
                                                 --------
                                                    3,701
                                                 --------
Telecommunications (0.5%):
    360     British Telecom, 8.38%,
              12/15/10 ........................       392
    300     Comcast Cable Communications,
              8.38%, 5/1/07 ...................       308
    270     Deutsche Telekom, 8.00%,
              6/15/10 .........................       269
    360     France Telecom, 8.25%, 3/1/11 .....       329
    350     Qwest Capital Funding, 7.90%,
              8/15/10 .........................       200
    500     Sprint Capital Corp., 6.00%,
              1/15/07 .........................       390
                                                 --------
                                                    1,888
                                                 --------
Utilities (1.3%):
    375     Columbia Gas System, 6.80%,
              11/28/05 ........................       383
  2,000     Exelon Corp, 6.75%, 5/1/11 ........     2,092
  2,500     Hydro Quebec, 6.52%, 2/23/06 ......     2,673
    550     Worldcom, Inc., 8.25%, 5/15/10 ....        85
                                                 --------
                                                    5,233
                                                 --------
  Total Corporate Bonds                            55,053
                                                 --------
U.S. Government Agencies (0.4%):
Tennessee Valley Authority (0.4%):
  1,500     5.00%, 12/18/03 ...................     1,545
                                                 --------
  Total U.S. Government Agencies                    1,545
                                                 --------
U.S. Government Agency Mortgages (15.5%):
Fannie Mae (7.6%):
  2,837     7.24%, 10/1/03, Pool #73712 .......     2,932
    233     8.15%, 4/25/06, Series 1991-37,
              Class H .........................       243

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $2,114     7.13%, 7/1/06, Pool #381781 .......  $  2,306
  1,058     6.94%, 12/1/06, Pool #73798 .......     1,146
    184     7.00%, 9/1/07, Pool #185265 .......       194
    854     6.79%, 11/1/07, Pool #313832 ......       922
  1,251     6.53%, 12/1/07, Pool #375568 ......     1,336
    800     8.30%, 10/25/08, Series 93-197,
              Class SC, IF* ...................       869
    560     7.50%, 8/1/09, Pool #292020 .......       595
  1,350     6.25%, 2/1/11 .....................     1,421
    332     6.50%, 5/1/11, Pool #337195 .......       347
    844     6.50%, 4/1/13, Pool #414513 .......       881
    442     7.00%, 6/1/13, Pool #427488 .......       466
  1,956     6.50%, 6/25/13, Series 94-1, Class
              K ...............................     2,046
  1,497     6.00%, 1/1/14, Pool #440777 .......     1,541
  1,000     6.00%, 9/25/14, Series 01-71, Class
              QC ..............................     1,029
  1,388     5.50%, 3/15/15, Series 2368, Class
              OE ..............................     1,391
    578     8.50%, 11/1/18, Pool #313280 ......       629
    243     8.50%, 1/25/20, Series 90-7, Class
              B ...............................       261
    112     9.50%, 4/25/20, Series 90-35, Class
              E ...............................       125
    204     7.00%, 7/25/20, Series 90-76, Class
              G ...............................       217
    510     8.50%, 9/25/20, Series 90-106,
              Class J .........................       560
      0     7.50%, 4/25/21, Series 92-178,
              Class D .........................         0
    112     8.00%, 7/25/21, Series 91-73, Class
              A ...............................       121
    140     5.76%, 8/25/21, Series 93-38, Class
              V ...............................       141
     86     6.85%, 8/25/21, Series G93-17,
              Class HB ........................        87
    800     7.00%, 9/15/21, Series 1559 .......       829
    860     7.50%, 7/25/22, Series G92-35,
              Class E .........................       917
    284     7.50%, 10/25/22, Series 92-195,
              Class C .........................       302
    866     8.00%, 11/1/22, Pool #124555 ......       930
     78     8.00%, 6/1/24, Pool #250085 .......        84
    130     8.00%, 6/1/24, Pool #270402 .......       139
    247     9.00%, 8/1/24, Pool #250114 .......       272
    153     9.50%, 11/18/24, Series 97-88,
              Class BA ........................       155

Continued

One Group Balanced Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       62
Report

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $  221     9.00%, 5/18/25, Series 98-2, Class
              KC ..............................  $    226
    352     7.00%, 7/1/25, Pool #317252 .......       366
    369     6.50%, 2/1/26, Pool #337115 .......       379
    360     7.00%, 3/1/26, Pool #365488 .......       375
    262     7.00%, 5/1/26, Pool #346269 .......       273
    177     7.50%, 5/1/26, Pool #344916 .......       186
    300     6.00%, 6/25/26, Series 99-27, Class
              G ...............................       298
    148     7.50%, 11/1/26, Pool #363626 ......       156
    694     6.50%, 2/1/28, Pool #417157 .......       712
  1,560     6.00%, 8/1/28, Pool #436125 .......     1,570
                                                 --------
                                                   29,975
                                                 --------
Freddie Mac (5.0%):
      1     9.00%, 5/1/06, Pool #B0-0282 ......         1
     31     8.00%, 3/1/08, Pool #E45796 .......        32
    825     7.00%, 11/15/08, Series 1275, Class
              VJ ..............................       831
     81     9.00%, 8/1/09, Pool #279063 .......        87
    557     8.00%, 10/1/10, Pool #G10518 ......       590
     22     7.00%, 12/15/11, Series 1914, Class
              AC ..............................        22
    281     7.00%, 1/1/12, Pool #E66116 .......       296
    531     6.50%, 3/1/13, Pool #E69466 .......       555
    467     6.50%, 6/1/13, Pool #E00552 .......       487
    391     7.00%, 6/1/13, Pool #E00554 .......       412
  1,565     6.00%, 4/1/14, Pool #E76469 .......     1,612
  1,000     6.00%, 12/15/16, Series 2394, Class
              MC ..............................     1,016
    273     8.00%, 6/15/20, Series 50, Class
              I ...............................       294
    107     10.50%, 10/1/20, Pool #D24679 .....       122
    133     8.50%, 6/15/21, Pool #1087-I ......       143
    120     6.00%, 9/15/21, Series 1136, Class
              H ...............................       123
  1,486     6.50%, 11/15/22, Pool #1152 .......     1,566
  2,000     7.15%, 1/15/23, Pool #1517-I ......     2,129
    190     7.00%, 2/15/23, Series 1532, Class
              C ...............................       198
    500     6.50%, 5/25/23, Series 32, Class
              PK ..............................       527
    119     8.00%, 4/1/25, Pool #C00401 .......       127
    304     8.00%, 5/1/25, Pool #C80313 .......       325
    102     8.00%, 5/1/25, Pool #D60455 .......       109
    268     6.50%, 2/1/26, Pool #D68616 .......       275
    407     6.50%, 2/1/26, Pool #D68124 .......       418
    158     7.00%, 2/1/26, Pool #D69343 .......       165
    165     7.00%, 3/1/26, Pool #D69430 .......       171
    224     7.50%, 5/1/26, Pool #C00460 .......       237

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $  103     8.50%, 7/1/26, Pool #C00472 .......  $    111
    547     7.00%, 10/1/26, Pool #D75494 ......       569
    201     7.50%, 8/1/27, Pool #C00542 .......       212
    734     6.00%, 10/15/27, Series 2097, Class
              PX ..............................       754
  1,000     6.00%, 1/15/28, Series 2136, Class
              PE ..............................     1,022
    495     8.50%, 7/1/28, Gold Pool
              #G00981 .........................       533
  1,565     6.00%, 8/1/28, Pool #C13638 .......     1,576
    672     6.00%, 11/15/28, Series 2091, Class
              GB ..............................       662
  1,592     8.00%, 11/15/28, Series 2097, Class
              PD ..............................     1,847
                                                 --------
                                                   20,156
                                                 --------
Government National Mortgage Assoc. (2.9%):
     67     7.50%, 8/15/07, Pool #329613 ......        71
    175     6.50%, 7/15/08, Pool #349693 ......       184
    778     7.00%, 7/15/08, Pool #348872 ......       828
    119     7.00%, 7/15/08, Pool #326444 ......       127
     19     6.50%, 3/15/09, Pool #367398 ......        20
    532     6.50%, 5/15/09, Pool #366779 ......       561
    296     5.50%, 4/20/11, Pool #2222 ........       303
      4     13.50%, 5/15/11, Pool #047241......         5
  1,281     6.50%, 9/15/13, Pool #468228 ......     1,343
      8     12.00%, 3/15/14, Pool #109220......         9
      4     13.50%, 9/15/14, Pool #119582......         5
     34     8.00%, 4/15/17, Pool #192100 ......        37
     38     10.00%, 7/15/18, Pool #248404......        42
     16     8.00%, 5/15/22, Pool #329176 ......        17
    572     8.50%, 6/15/22, Pool #323423 ......       622
    331     8.50%, 12/15/22, Pool #780708......       360
     43     6.50%, 1/15/24, Pool #376656 ......        45
    355     7.00%, 4/15/24, Pool #355120 ......       371
     54     8.00%, 4/15/24, Pool #376038 ......        58
    183     8.00%, 8/15/24, Pool #394024 ......       196
    409     7.50%, 6/15/25, Pool #401860 ......       434
    642     7.00%, 8/15/25, Pool #413007 ......       671
    628     8.50%, 9/20/25, Pool #412336 ......       676
    501     6.50%, 4/15/26, Pool #424185 ......       514
    581     6.50%, 4/15/26, Pool #416192 ......       598
    342     7.00%, 5/15/26, Pool #375344 ......       357
     35     7.50%, 5/15/26, Pool #375345 ......        37
    204     7.50%, 5/15/26, Pool #408313 ......       217
    141     8.00%, 5/15/26, Pool #426783 ......       150
    136     8.50%, 1/15/27, Pool #432266 ......       147
    278     8.00%, 9/15/27, Pool #451932 ......       297
    616     6.50%, 3/15/28, Pool #430634 ......       632

Continued

One Group Balanced Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       63
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $  330     8.00%, 7/20/28, Pool #2619 ........  $    351
  1,382     6.00%, 10/20/28, Pool #2657 .......     1,384
                                                 --------
                                                   11,669
                                                 --------
  Total U.S. Government Agency Mortgages           61,800
                                                 --------
U.S. Treasury Obligations (7.8%):
U.S. Treasury Bonds (4.4%):
 11,000     10.38%, 11/15/12 ..................    14,141
  3,200     7.25%, 5/15/16 ....................     3,772
                                                 --------
                                                   17,913
                                                 --------
U.S. Treasury Inflation Protected Bonds (1.2%):
  4,000     3.88%, 1/15/09 ....................     4,655
                                                 --------

 Shares
   or
Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
U.S. Treasury Obligations, continued:
U.S. Treasury STRIPS (2.2%):
 $4,000     5/15/09 ...........................  $  2,905
  1,500     5/15/10 ...........................     1,021
  9,500     2/15/15 ...........................     4,702
                                                 --------
                                                    8,628
                                                 --------
  Total U.S. Treasury Obligations                  31,196
                                                 --------
Investment Companies (0.5%):
  1,957     One Group Prime Money Market, Class
              I ...............................     1,957
                                                 --------
  Total Investment Companies                        1,957
                                                 --------
Total (Cost $392,741)(a)                         $399,109
                                                 ========

------------
Percentages indicated are based on net assets of $399,763.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 42,572
                   Unrealized depreciation......................   (36,204)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $  6,368
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates.

   The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.

   Amounts shown as 0 rounded to less than 1,000.

   Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       64
Report

One Group Equity Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks (98.7%):
Business Equipment & Services (2.1%):
      57    Allied Waste Industries, Inc.
              (b) ..........................  $      544
      50    Apollo Group, Inc., Class A
              (b) ..........................       1,956
     178    Automatic Data Processing,
              Inc. .........................       7,762
      45    BJ Services Co. (b) ............       1,525
      49    Cintas Corp. ...................       2,413
      49    Computer Sciences Corp. (b) ....       2,348
      50    Convergys Corp. (b) ............         968
      18    Deluxe Corp. ...................         709
     138    Electronic Data Systems
              Corp. ........................       5,115
      42    Equifax, Inc. ..................       1,124
     220    First Data Corp. ...............       8,175
      55    Fiserv, Inc. (b) ...............       2,018
      53    H & R Block, Inc. ..............       2,434
     104    Novell, Inc. (b) ...............         335
      43    NVIDIA Corp. (b) ...............         738
      89    Office Depot, Inc. (b) .........       1,489
     108    Paychex, Inc. ..................       3,373
      69    Pitney Bowes, Inc. .............       2,747
      33    R.R. Donnelley & Sons Co. ......         897
      51    Robert Half International, Inc.
              (b) ..........................       1,180
      42    Sabre Group Holdings, Inc.
              (b) ..........................       1,487
     178    Waste Management, Inc. .........       4,627
     172    Yahoo, Inc. (b) ................       2,536
                                              ----------
                                                  56,500
                                              ----------
Capital Goods (5.6%):
      21    American Standard Cos., Inc.
              (b) ..........................       1,567
     241    Boeing Co. .....................      10,849
      99    Caterpillar, Inc. ..............       4,838
      17    Crane Co. ......................         436
      12    Cummins, Inc. ..................         394
      68    Deere & Co. ....................       3,273
      58    Dover Corp. ....................       2,039
     121    Emerson Electric Co. ...........       6,475
   2,856    General Electric Co. (c) .......      82,972
      88    Illinois Tool Works, Inc. ......       6,010
      49    Ingersoll-Rand Co. .............       2,217
      25    Johnson Controls, Inc. .........       2,078
      56    Molex, Inc. ....................       1,865
      17    Navistar International Corp. ...         556
      33    Paccar, Inc. ...................       1,478
      34    Parker-Hannifin Corp. ..........       1,617
      50    Thermo Electron Corp. (b) ......         817
     574    Tyco International Ltd. ........       7,753
     136    United Technologies Corp. ......       9,228
      27    W.W. Grainger, Inc. ............       1,348
                                              ----------
                                                 147,810
                                              ----------
Consumer Durable (1.9%):
      30    AutoZone, Inc. (b) .............       2,343
      23    Black & Decker Corp. ...........       1,114
      26    Brunswick Corp. ................         725

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Consumer Durable, continued:
      21    Cooper Tire & Rubber Co. .......  $      432
      43    Dana Corp. .....................         791
      43    Danaher Corp. ..................       2,879
     161    Delphi Automotive Systems
              Corp. ........................       2,128
      84    Eastman Kodak Co. ..............       2,444
      20    Eaton Corp. ....................       1,468
     521    Ford Motor Co. .................       8,337
     161    General Motors Corp. ...........       8,617
      50    Genuine Parts Co. ..............       1,746
      47    Goodyear Tire & Rubber Co. .....         878
      87    Harley-Davidson, Inc. ..........       4,460
      26    ITT Industries, Inc. ...........       1,841
      56    Leggett & Platt, Inc. ..........       1,318
     139    Masco Corp. ....................       3,770
      22    Maytag Corp. ...................         950
      17    Snap-On, Inc. ..................         496
      25    Stanley Works ..................       1,005
      38    Visteon Corp. ..................         534
      20    Whirlpool Corp. ................       1,276
                                              ----------
                                                  49,552
                                              ----------
Consumer Non-Durable (9.8%):
      10    Adolph Coors Co., Class B ......         646
      17    Alberto-Culver Co., Class B ....         794
      19    American Greetings Corp., Class
              A ............................         312
     252    Anheuser-Busch Co., Inc. .......      12,596
     187    Archer-Daniels-Midland Co. .....       2,395
      68    Avon Products, Inc. ............       3,550
      16    Ball Corp. .....................         677
      15    Bemis Co., Inc. ................         723
      20    Brown-Forman Corp., Class B ....       1,354
     118    Campbell Soup Co. ..............       3,261
      66    Clorox Co. .....................       2,737
     714    Coca-Cola Co. ..................      39,974
     128    Coca-Cola Enterprises, Inc. ....       2,835
     157    Colgate Palmolive Co. ..........       7,870
     154    ConAgra Foods, Inc. ............       4,270
      43    Fortune Brands, Inc. ...........       2,417
     105    General Mills, Inc. ............       4,641
     304    Gillette Co. ...................      10,287
     101    H.J. Heinz Co. .................       4,139
      39    Hershey Foods Corp. ............       2,452
      27    International Flavors &
              Fragrances, Inc. .............         880
     139    International Paper Co. ........       6,048
      37    Jones Apparel Group, Inc.
              (b) ..........................       1,388
     118    Kellogg Co. ....................       4,216
     149    Kimberly-Clark Corp. ...........       9,246
     366    McDonald's Corp. ...............      10,401
      77    Newell Rubbermaid, Inc. ........       2,690

Continued

One Group Equity Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       65
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Consumer Non-Durable, continued:
      45    Pactiv Corp. (b) ...............  $    1,082
      81    Pepsi Bottling Group, Inc. .....       2,502
     508    PepsiCo, Inc. ..................      24,493
     615    Philip Morris Co. ..............      26,860
     374    Proctor & Gamble Co. ...........      33,355
      17    Reebok International Ltd.
              (b) ..........................         504
     225    Sara Lee Corp. .................       4,654
      38    SuperValu, Inc. ................         939
     191    Sysco Corp. ....................       5,190
      17    Tupperware Corp. ...............         348
     164    Unilever N V ...................      10,645
      49    UST, Inc. ......................       1,651
      65    Wm. Wrigley Junior Co. .........       3,585
                                              ----------
                                                 258,607
                                              ----------
Consumer Services (4.3%):
   1,280    AOL Time Warner, Inc. (b) ......      18,824
     169    Carnival Corp. .................       4,668
     300    Cendant Corp. (b) ..............       4,761
     176    Clear Channel Communications,
              Inc. (b) .....................       5,638
     272    Comcast Corp., Class A (b) .....       6,480
      24    Dow Jones & Co., Inc. ..........       1,173
      77    Gannett Co., Inc. ..............       5,816
      33    Harrah's Entertainment, Inc.
              (b) ..........................       1,462
      50    Hasbro, Inc. ...................         675
     106    Hilton Hotels Corp. ............       1,480
      26    International Game Technologies
              (b) ..........................       1,468
     110    Interpublic Group of Cos.,
              Inc. .........................       2,719
      24    Knight-Ridder, Inc. ............       1,507
      70    Marriott International, Inc.,
              Class A ......................       2,656
     125    Mattel, Inc. ...................       2,643
      56    McGraw-Hill Co., Inc. ..........       3,329
      14    Meredith Corp. .................         547
      44    New York Times Co., Class A ....       2,243
      54    Omnicom Group, Inc. ............       2,463
      57    Starwood Hotels & Resorts
              Worldwide, Inc. ..............       1,885
      87    Tribune Co. ....................       3,764
      66    Univision Communications, Inc.
              (b) ..........................       2,066
     508    Viacom, Inc., Class B (b) ......      22,539
     586    Walt Disney Co. ................      11,084
      85    YUM! Brands, Inc. (b) ..........       2,492
                                              ----------
                                                 114,382
                                              ----------
Energy (7.6%):
      26    Amerada Hess Corp. .............       2,110
      71    Anadarko Petroleum Corp. .......       3,518
      41    Apache Corp. ...................       2,373
      20    Ashland Co., Inc. ..............         807
      97    Baker Hughes, Inc. .............       3,228
      58    Burlington Resources, Inc. .....       2,197

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Energy, continued:
     307    ChevronTexaco Corp. ............  $   27,152
     180    Conoco, Inc. ...................       5,007
      45    Devon Energy Corp. .............       2,214
     166    El Paso Corp. ..................       3,422
      33    EOG Resources, Inc. ............       1,324
   1,949    Exxon Mobil Corp. (c) ..........      79,760
     125    Halliburton Co. ................       1,996
      29    Kerr-McGee Corp. ...............       1,543
      89    Marathon Oil Corp. .............       2,414
      18    McDermott International, Inc.
              (b) ..........................         147
     116    Mirant Corp. (b) ...............         843
      41    Nabors Industries Ltd. (b) .....       1,456
      39    Noble Corp. (b) ................       1,492
     108    Occidental Petroleum Corp. .....       3,232
     110    Phillips Petroleum Co. .........       6,478
      27    Rowan Cos., Inc. ...............         579
     610    Royal Dutch Petroleum Co. ......      33,739
     166    Schlumberger Ltd. ..............       7,713
      22    Sunoco, Inc. ...................         781
      92    Transocean Sedco Forex, Inc. ...       2,858
      70    Unocal Corp. ...................       2,597
                                              ----------
                                                 200,980
                                              ----------
Financial Services (19.3%):
      75    ACE Ltd. .......................       2,381
     149    AFLAC, Inc. ....................       4,765
     204    Allstate Corp. .................       7,540
      30    AMBAC Financial Group, Inc. ....       2,047
     382    American Express Co. ...........      13,883
     751    American International Group,
              Inc. .........................      51,238
     104    AmSouth Bancorp ................       2,326
      78    Aon Corp. ......................       2,305
     442    Bank of America Corp. ..........      31,128
     209    Bank of New York Co., Inc. .....       7,061
     337    Bank One Corp. (d) .............      12,981
     138    BB&T Corp. .....................       5,317
      29    Bear Stearns Co., Inc. .........       1,753
      63    Capital One Financial Corp. ....       3,858
     394    Charles Schwab Corp. ...........       4,414
      65    Charter One Financial, Inc. ....       2,221
      49    Chubb Corp. ....................       3,488
      47    Cincinnati Financial Corp. .....       2,170
   1,479    Citigroup, Inc. ................      57,322
      51    Comerica, Inc. .................       3,110
     147    Concord EFS, Inc. (b) ..........       4,422
      99    Conseco, Inc. (b) ..............         198
      36    Countrywide Credit Industries,
              Inc. .........................       1,714
     287    Fannie Mae .....................      21,137
     169    Fifth Third Bancorp ............      11,281
      36    First Tennessee National
              Corp. ........................       1,396

Continued

One Group Equity Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       66
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Financial Services, continued:
     301    FleetBoston Financial Corp. ....  $    9,735
      75    Franklin Resources, Inc. .......       3,210
     200    Freddie Mac ....................      12,225
      45    Golden West Financial Corp. ....       3,061
      71    Hartford Financial Services
              Group, Inc. ..................       4,229
     131    Household International,
              Inc. .........................       6,521
      71    Huntington Bancshares, Inc. ....       1,380
      43    Jefferson-Pilot Corp. ..........       2,029
      85    John Hancock Financial Services,
              Inc. .........................       2,979
     572    JP Morgan Chase & Co. ..........      19,410
     122    KeyCorp ........................       3,342
      70    Lehman Brothers Holding,
              Inc. .........................       4,385
      54    Lincoln National Corp. .........       2,257
      54    Loews Corp. ....................       2,879
      79    Marsh & McLennan Co. ...........       7,603
      61    Marshall & Ilsley Corp. ........       1,886
      42    MBIA, Inc. .....................       2,400
     245    MBNA Corp. .....................       8,096
     127    Mellon Financial Corp. .........       3,984
     248    Merrill Lynch & Co., Inc. ......      10,041
     203    MetLife, Inc. ..................       5,839
      30    MGIC Investment Corp. ..........       2,060
      44    Moody's Corp. ..................       2,206
     317    Morgan Stanley Dean Witter &
              Co. ..........................      13,640
     175    National City Corp. ............       5,819
      64    Northern Trust Corp. ...........       2,808
      82    PNC Financial Services Group ...       4,267
      63    Progressive Corp. ..............       3,657
      83    Providian Financial Corp. ......         488
      66    Regions Financial Corp. ........       2,317
      37    SAFECO Corp. ...................       1,135
      45    SLM Corp. ......................       4,326
     100    Southtrust Corp. ...............       2,603
      60    St. Paul Co., Inc. .............       2,330
      93    State Street Corp. .............       4,178
      64    Stilwell Financial, Inc. .......       1,163
      82    SunTrust Banks, Inc. ...........       5,571
      85    Synovus Financial Corp. ........       2,336
      36    T. Rowe Price Group, Inc. ......       1,169
      35    Torchmark Corp. ................       1,333
     549    U.S. Bancorp ...................      12,829
      58    Union Planters Corp. ...........       1,886
      70    UnumProvident Corp. ............       1,777
     393    Wachovia Corp. .................      15,018
     280    Washington Mutual, Inc. ........      10,391
     492    Wells Fargo & Co. ..............      24,613
      39    XL Capital, Ltd., Class A ......       3,298

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Financial Services, continued:
      26    Zions Bancorp ..................  $    1,374
                                              ----------
                                                 513,539
                                              ----------
Health Care (13.6%):
     449    Abbott Laboratories ............      16,887
      42    Aetna, Inc. ....................       2,012
      37    Allergan, Inc. .................       2,480
      30    AmerisourceBergen Corp. ........       2,291
     299    Amgen, Inc. (b) ................      12,506
      15    Bausch & Lomb, Inc. ............         524
     173    Baxter International, Inc. .....       7,679
      74    Becton, Dickinson & Co. ........       2,558
      43    Biogen, Inc. (b) ...............       1,768
      77    Biomet, Inc. ...................       2,089
     117    Boston Scientific Corp. (b) ....       3,421
     557    Bristol-Myers Squibb Co. .......      14,317
      15    C.R. Bard, Inc. ................         855
     130    Cardinal Health, Inc. ..........       7,972
      55    Chiron Corp. (b) ...............       1,930
      40    Cigna Corp. ....................       3,944
     323    Eli Lilly & Co. ................      18,223
      51    Forest Laboratories, Inc.
              (b) ..........................       3,635
      61    Genzyme Corp. (b) ..............       1,183
      88    Guidant Corp. (b) ..............       2,658
     148    HCA-The Healthcare Corp. .......       7,017
      69    Health Management Associates,
              Inc., Class A (b) ............       1,397
     113    HealthSouth Corp. (b) ..........       1,446
      49    Humana, Inc. (b) ...............         760
     159    Immunex Corp. (b) ..............       3,545
      83    IMS Health, Inc. ...............       1,490
     865    Johnson & Johnson ..............      45,229
      71    King Pharmaceuticals, Inc.
              (b) ..........................       1,586
      29    Manor Care, Inc. (b) ...........         663
      83    McKesson HBOC, Inc. ............       2,702
      72    MedImmune, Inc. (b) ............       1,898
     349    Medtronic, Inc. ................      14,952
     651    Merck & Co., Inc. ..............      32,969
      14    Millipore Corp. ................         444
   1,795    Pfizer, Inc. ...................      62,818
     372    Pharmacia Corp. ................      13,918
      34    Quintiles Transnational Corp.
              (b) ..........................         426
     421    Schering-Plough Corp. ..........      10,366
      25    St. Jude Medical, Inc. (b) .....       1,870
      57    Stryker Corp. ..................       3,035
      94    Tenet Healthcare Corp. (b) .....       6,701
      89    UnitedHealth Group, Inc. .......       8,102
      38    Waters Corp. (b) ...............       1,008
      31    Watson Pharmaceuticals, Inc.
              (b) ..........................         773
      42    Wellpoint Health Networks, Inc.
              (b) ..........................       3,243

Continued

One Group Equity Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       67
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Health Care, continued:
     381    Wyeth ..........................  $   19,517
      56    Zimmer Holdings, Inc. (b) ......       1,990
                                              ----------
                                                 358,797
                                              ----------
Multi-Industry (0.9%):
     273    Corning, Inc. (b) ..............         969
     235    Honeywell International,
              Inc. .........................       8,279
     112    Minnesota Mining & Manufacturing
              Co. ..........................      13,764
      40    Textron, Inc. ..................       1,886
                                              ----------
                                                  24,898
                                              ----------
Raw Materials (2.7%):
      65    Air Products and Chemicals,
              Inc. .........................       3,296
      92    Alcan Aluminum Ltd. ............       3,464
     243    Alcoa, Inc. ....................       8,065
      23    Allegheny Technologies, Inc. ...         365
      32    Avery Dennison Corp. ...........       1,981
      29    B. F. Goodrich Co. .............         801
     156    Barrick Gold Corp. .............       2,953
     261    Dow Chemical Co. ...............       8,968
     285    Du Pont (EI) de Nemours &
              Co. ..........................      12,673
      22    Eastman Chemical Co. ...........       1,042
      37    Ecolab, Inc. ...................       1,714
      37    Engelhard Corp. ................       1,055
      41    Freeport-McMoRan Copper & Gold,
              Inc., Class B (b) ............         740
      14    Great Lakes Chemical Corp. .....         382
      31    Hercules, Inc. (b) .............         364
      52    Inco Ltd. (b) ..................       1,186
      57    Meadwestvaco Corp. .............       1,927
     113    Newmont Mining Corp. ...........       2,964
      22    Nucor Corp. ....................       1,459
      35    Pall Corp. .....................         732
      25    Phelps Dodge Corp. .............       1,051
      95    Placer Dome, Inc. ..............       1,063
      49    PPG Industries, Inc. ...........       3,003
      47    Praxair, Inc. ..................       2,675
      63    Rohm & Haas Co. ................       2,571
      21    Sigma-Aldrich Corp. ............       1,055
      15    Temple-Inland, Inc. ............         881
      29    United States Steel Corp. ......         579
      29    Vulcan Materials Co. ...........       1,277
      25    Worthington Industries, Inc. ...         445
                                              ----------
                                                  70,731
                                              ----------
Real Estate Investment Trust (0.4%):
     120    Equity Office Properties
              Trust ........................       3,607
      79    Equity Residential Properties
              Trust ........................       2,269
      53    Plum Creek Timber Co, Inc. .....       1,629

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Real Estate Investment Trust, continued:
      51    Simon Property Group, Inc. .....  $    1,864
                                              ----------
                                                   9,369
                                              ----------
Retail (7.9%):
     117    Albertson's, Inc. ..............       3,560
      84    Bed Bath & Beyond, Inc. (b) ....       3,166
      92    Best Buy Co., Inc. (b) .........       3,344
      33    Big Lots, Inc. .................         656
      60    Circuit City Stores, Inc. ......       1,131
     131    Costco Wholesale Corp. (b) .....       5,040
     113    CVS Corp. ......................       3,447
      50    Darden Restaurants, Inc. .......       1,229
      24    Dillard's, Inc., Class A .......         636
      96    Dollar General Corp. ...........       1,821
      50    Family Dollar Stores, Inc. .....       1,754
      58    Federated Department Stores,
              Inc. (b) .....................       2,295
     249    Gap, Inc. ......................       3,537
     677    Home Depot, Inc. ...............      24,859
      77    J.C. Penney, Inc. ..............       1,692
      97    Kohl's Corp. (b) ...............       6,770
     228    Kroger Co. (b) .................       4,542
     149    Limited, Inc. ..................       3,176
      31    Liz Claiborne, Inc. ............         975
     223    Lowe's Cos., Inc. ..............      10,136
      82    May Department Stores Co. ......       2,709
      77    Nike, Inc., Class B ............       4,139
      39    Nordstrom, Inc. ................         876
      50    RadioShack Corp. ...............       1,502
     139    Safeway, Inc. (b) ..............       4,055
      91    Sears Roebuck & Co. ............       4,921
      44    Sherwin-Williams Co. ...........       1,313
     134    Staples, Inc. (b) ..............       2,647
     111    Starbucks Corp. (b) ............       2,757
     261    Target Corp. ...................       9,929
      42    Tiffany & Co. ..................       1,474
     155    TJX Cos., Inc. .................       3,042
      60    Toys "R" Us, Inc. (b) ..........       1,057
      32    V.F. Corp. .....................       1,241
   1,278    Wal-Mart Stores, Inc. ..........      70,325
     294    Walgreen Co. ...................      11,362
      33    Wendy's International, Inc. ....       1,312
      40    Winn-Dixie Stores, Inc. ........         629
                                              ----------
                                                 209,056
                                              ----------
Shelter (0.4%):
      17    Boise Cascade Corp. ............         578
      18    Centex Corp. ...................       1,017
      23    Fluor Corp. ....................         902
      66    Georgia-Pacific Corp. ..........       1,627
      15    KB Home ........................         760
      30    Louisiana-Pacific Corp. ........         318

Continued

One Group Equity Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       68
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Shelter, continued:
      17    Pulte Corp. ....................  $    1,006
      24    Sealed Air Corp. (b) ...........         971
      63    Weyerhaeuser Co. ...............       4,008
                                              ----------
                                                  11,187
                                              ----------
Technology (14.4%):
     228    ADC Telecommunications, Inc.
              (b) ..........................         523
      69    Adobe Systems, Inc. ............       1,964
      98    Advanced Micro Devices, Inc.
              (b) ..........................         954
     133    Agilent Technologies, Inc.
              (b) ..........................       3,156
     110    Altera Corp. (b) ...............       1,502
      56    American Power Conversion Corp.
              (b) ..........................         711
     105    Analog Devices, Inc. (b) .......       3,115
      28    Andrew Corp. (b) ...............         404
     102    Apple Computer, Inc. (b) .......       1,812
      61    Applera Corp.- Applied
              Biosystems Group .............       1,190
     471    Applied Materials, Inc. (b) ....       8,954
      86    Applied Micro Circuits Corp.
              (b) ..........................         407
      33    Autodesk, Inc. .................         437
     104    Avaya, Inc. (b) ................         514
      70    BMC Software, Inc. (b) .........       1,159
      77    Broadcom Corp., Class A (b) ....       1,354
     124    CIENA Corp. (b) ................         519
   2,104    Cisco Systems, Inc. (b) ........      29,354
      81    Citizens Communications Co.
              (b) ..........................         677
      52    Citrix System, Inc. (b) ........         316
     166    Computer Associates
              International, Inc. ..........       2,642
     107    Compuware Corp. (b) ............         652
      54    Comverse Technology, Inc.
              (b) ..........................         497
      27    Cooper Industries Ltd., Class
              A ............................       1,051
     746    Dell Computer Corp. (b) ........      19,501
     639    EMC Corp. (b) ..................       4,825
      93    Gateway, Inc. (b) ..............         414
      58    General Dynamics Corp. .........       6,165
     868    Hewlett-Packard Co. ............      13,259
     492    IBM Corp. ......................      35,424
   1,922    Intel Corp. ....................      35,107
      61    Intuit, Inc. (b) ...............       3,024
      57    Jabil Circuit, Inc. (b) ........       1,199
     391    JDS Uniphase Corp. (b) .........       1,045
      54    KLA-Tencor Corp. (b) ...........       2,391
      37    Lexmark International, Inc.
              (b) ..........................       2,029
      91    Linear Technology Corp. ........       2,867
     130    Lockheed Martin Corp. ..........       9,003
     106    LSI Logic Corp. (b) ............         930
     985    Lucent Technologies, Inc. ......       1,635
      93    Maxim Integrated Products, Inc.
              (b) ..........................       3,557
      24    Mercury Interactive Corp.
              (b) ..........................         552

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Technology, continued:
     173    Micron Technology, Inc. (b) ....  $    3,496
   1,556    Microsoft Corp. (b) ............      85,136
     653    Motorola, Inc. .................       9,411
      52    National Semiconductor Corp.
              (b) ..........................       1,503
      28    NCR Corp. (b) ..................         979
      96    Network Appliance, Inc. (b) ....       1,194
   1,103    Nortel Networks Corp. (b) ......       1,599
      32    Northrop Grumman Corp. .........       4,053
      42    Novellus Systems, Inc. (b) .....       1,419
   1,578    Oracle Corp. (b) ...............      14,946
     166    Palm, Inc. (b) .................         292
      75    Parametric Technology Corp.
              (b) ..........................         256
      89    PeopleSoft, Inc. (b) ...........       1,328
      36    PerkinElmer, Inc. ..............         399
      48    PMC -- Sierra, Inc. (b) ........         443
      23    Power-One, Inc. (b) ............         141
      27    Qlogic Corp. (b) ...............       1,018
     221    Qualcomm, Inc. (b) .............       6,081
      56    Rational Software Corp. (b) ....         459
     114    Raytheon Co. ...................       4,664
      53    Rockwell Collins ...............       1,441
      53    Rockwell International Corp. ...       1,064
     151    Sanmina Corp. (b) ..............         950
     136    Siebel Systems, Inc. (b) .......       1,935
     237    Solectron Corp. (b) ............       1,455
     933    Sun Microsystems, Inc. (b) .....       4,674
      66    Symbol Technologies, Inc. ......         560
      26    Tektronix, Inc. (b) ............         491
     118    Tellabs, Inc. (b) ..............         732
      53    Teradyne, Inc. (b) .............       1,235
     498    Texas Instruments, Inc. ........      11,814
      17    Thomas & Betts Corp. ...........         312
      32    TMP Worldwide, Inc. (b) ........         688
      37    TRW, Inc. ......................       2,087
      93    Unisys Corp. (b) ...............         833
     118    Veritas Software Corp. (b) .....       2,327
      58    Vitesse Semiconductor Corp.
              (b) ..........................         179
     207    Xerox Corp. ....................       1,442
      96    Xilinx, Inc. (b) ...............       2,164
                                              ----------
                                                 381,991
                                              ----------
Transportation (0.9%):
      45    AMR Corp. (b) ..................         752
     110    Burlington Northern Santa Fe
              Corp. ........................       3,302
      61    CSX Corp. ......................       2,139
      35    Delta Airlines, Inc. ...........         708
      86    FedEx Corp. ....................       4,580
     112    Norfolk Southern Corp. .........       2,608
      18    Ryder Systems, Inc. ............         482
     222    Southwest Airlines Co. .........       3,584

Continued

One Group Equity Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       69
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Transportation, continued:
      72    Union Pacific Corp. ............  $    4,581
                                              ----------
                                                  22,736
                                              ----------
Utilities (6.9%):
     154    AES Corp. (b) ..................         832
      36    Allegheny Energy, Inc. .........         929
      89    Alltel Corp. ...................       4,200
      41    Ameren Corp. ...................       1,784
      97    American Electric Power Co.,
              Inc. .........................       3,898
   1,092    AT&T Corp. .....................      11,682
     778    AT&T Wireless Services, Inc.
              (b) ..........................       4,550
     539    BellSouth Corp. ................      16,970
     107    Calpine Corp. (b) ..............         755
      41    CenturyTel, Inc. ...............       1,198
      48    Cinergy Corp. ..................       1,728
      39    CMS Energy Corp. ...............         425
      61    Consolidated Edison, Inc. ......       2,552
      47    Constellation Energy Group,
              Inc. .........................       1,383
      79    Dominion Resources, Inc. .......       5,262
      48    DTE Energy Co. .................       2,138
     238    Duke Energy Corp. ..............       7,417
     104    Dynegy, Inc. ...................         747
      94    Edison International, Inc.
              (b) ..........................       1,593
      64    Entergy Corp. ..................       2,736
      93    Exelon Corp. ...................       4,840
      86    First Energy Corp. .............       2,856
      51    FPL Group, Inc. ................       3,035
      40    Keyspan Corp. ..................       1,523
      35    Kinder Morgan, Inc. ............       1,335
     234    Nextel Communications, Inc.,
              Class A (b) ..................         752
      13    NICOR, Inc. ....................         582
      60    NiSource, Inc. .................       1,302
      10    Peoples Energy Corp. ...........         372

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Common Stocks, continued:
Utilities, continued:
     112    PG&E Corp. (b) .................  $    2,002
      24    Pinnacle West Capital Corp. ....         963
      42    PPL Corp. ......................       1,399
      64    Progress Energy, Inc. ..........       3,307
      59    Public Service Enterprise Group,
              Inc. .........................       2,566
     482    Qwest Communications
              International, Inc. ..........       1,349
      87    Reliant Energy, Inc. ...........       1,474
     960    SBC Communications, Inc. .......      29,281
      45    Scientific Atlanta, Inc. .......         740
      59    Sempra Energy ..................       1,306
     202    Southern Co. ...................       5,548
     256    Sprint Corp., FON Group ........       2,717
     285    Sprint Corp., PCS Group (b) ....       1,275
      44    TECO Energy, Inc. ..............       1,095
      77    TXU Corp. ......................       3,945
     783    Verizon Communications .........      31,423
     148    Williams Cos., Inc. ............         889
     113    XCEL Energy, Inc. ..............       1,899
                                              ----------
                                                 182,554
                                              ----------
  Total Common Stocks                          2,612,689
                                              ----------
U.S. Treasury Obligations (0.1%):
US Treasuries (0.1%):
 $ 2,040    9/19/02 (c) ....................       2,033
                                              ----------
  Total U.S. Treasury Obligations                  2,033
                                              ----------
Investment Companies (1.4%):
  35,871    One Group Prime Money Market,
              Class I ......................      35,871
                                              ----------
  Total Investment Companies                      35,871
                                              ----------
Total (Cost $2,074,056)(a)                    $2,650,593
                                              ==========

------------
Percentages indicated are based on net assets of $2,644,254.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 967,908
                   Unrealized depreciation......................   (391,371)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 576,537
                                                                  =========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Segregated as collateral for futures contracts.

(d) Affiliated security.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       70
Report

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares             Security Description           Value
---------   ------------------------------------  -------
 Common Stocks (98.6%):
Business Equipment & Services (6.5%):
      2     AAR Corp. ..........................  $    20
      1     Aaron Rents, Inc. ..................       31
      3     ABM Industries, Inc. ...............       47
      3     Acxiom Corp. (b) ...................       48
      2     Administaff, Inc. (b) ..............       15
      1     Advanced Marketing Services,
              Inc. .............................       19
      2     Advanced Medical Optics (b) ........       19
      1     Advo, Inc. (b) .....................       42
      7     Affiliated Computer Services, Inc.,
              Class A (b) ......................      349
      0     Angelica Corp. .....................        6
      1     Applied Industrial Technologies,
              Inc. .............................       21
      2     Armor Holdings, Inc. (b) ...........       43
      1     Banta Corp. ........................       51
      2     Bowne & Co., Inc. ..................       27
      2     Catalina Marketing Corp. (b) .......       51
      1     CDI Corp. (b) ......................       34
      2     Central Parking Corp. ..............       45
      3     Checkfree Corp. (b) ................       42
      2     Checkpoint Systems, Inc. (b) .......       20
      1     Chemed Corp. .......................       21
      4     ChoicePoint, Inc. (b) ..............      194
      3     Ciber, Inc. (b) ....................       24
      1     Computer Task Group, Inc. (b) ......        4
      1     Concerto Software, Inc. (b) ........        4
      1     Concord Communications, Inc. (b) ...       15
      1     Consolidated Graphics, Inc. (b) ....       15
      7     CSG Systems International, Inc.
              (b) ..............................      126
      1     Cuno, Inc. (b) .....................       33
      2     Dendrite International, Inc. (b) ...       21
      5     DST Systems, Inc. (b) ..............      251
      3     eFunds Corp. (b) ...................       24
      1     Factset Research Systems, Inc. .....       40
      2     Fair Issac & Co., Inc. .............       67
      1     Franklin Covey Co. (b) .............        2
      1     G & K Services, Inc., Class A ......       39
      5     Gartner Group Inc., Class B (b) ....       46
      1     Global Payments, Inc. ..............       35
      1     Heidrick & Struggles International,
              Inc. (b) .........................       21
      2     HNC Software, Inc. (b) .............       33
      2     Information Resources, Inc. (b) ....       16
      1     Insight Enterprises, Inc. (b) ......       23
      1     Insurance Auto Auctions, Inc.
              (b) ..............................       10
      4     Jacobs Engineering Group, Inc.
              (b) ..............................      134
      2     John H. Harland Co. ................       48
      2     Kelly Services, Inc., Class A ......       55
      1     KEMET Corp. (b) ....................       20
      2     Korn/Ferry International (b) .......       19
      2     Labor Ready, Inc. (b) ..............       14
      3     Lennox International, Inc. .........       56
      1     Manpower, Inc. .....................       21
     10     Massey Energy Co. ..................      125
      1     Maximus, Inc. (b) ..................       41

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Business Equipment & Services, continued:
      7     McData Corp., Class A (b) ..........  $    59
      1     Memberworks, Inc. (b) ..............       12
      6     MPS Group (b) ......................       48
      1     NCO Group, Inc. (b) ................       31
      1     New England Business Services ......       18
      2     Paxar Corp. (b) ....................       39
      1     Pegasus Solutions, Inc. (b) ........       24
      1     Philadelphia Consolidated Holding
              Corp. (b) ........................       52
      9     Pittston Brink's Group .............      212
      1     Prepaid Legal Services, Inc. (b) ...       22
      4     PRG-Schultz International, Inc.
              (b) ..............................       43
      1     QRS Corp. (b) ......................        7
      1     Radisys Corp. (b) ..................       11
      9     Reynolds & Reynolds Co., Class A ...      240
      2     Rollins, Inc. ......................       37
      3     RSA Security, Inc. (b) .............       16
      1     Shuffle Master, Inc. (b) ...........       19
      4     Sotheby's Holdings, Inc., Class A
              (b) ..............................       53
      1     SOURCECORP, Inc. (b) ...............       26
      3     Spherion Corp. (b) .................       38
      2     Standard Register Co. ..............       52
      1     Startek, Inc. (b) ..................       21
     14     SunGard Data Systems, Inc. (b) .....      370
      2     Sykes Enterprises, Inc. (b) ........       17
      1     TALX Corp. .........................       15
      1     Tetra Technologies, Inc. (b) .......       21
      1     URS Corp. (b) ......................       28
      1     Varian Semiconductor Equipment
              Assoc., Inc. (b) .................       40
      4     Viad Corp. .........................       91
      1     Volt Information Sciences, Inc.
              (b) ..............................       21
      2     Wallace Computer Services, Inc. ....       50
      6     Weatherford International Ltd.
              (b) ..............................      262
      1     Zebra Technologies Corp., Class A
              (b) ..............................       59
                                                  -------
                                                    4,581
                                                  -------
Capital Goods (5.6%):
      5     AGCO Corp. .........................      101
      1     Astec Industries, Inc. (b) .........       17
      2     Baldor Electric Co. ................       47
      1     Barnes Group, Inc. .................       23
      1     Belden, Inc. .......................       28
      1     Briggs & Stratton Corp. ............       46
      3     Brooks-PRI Automation, Inc. (b) ....       71
      1     Building Material Holding Co.
              (b) ..............................       10
      0     Butler Manufacturing Co. ...........       10
      1     C&D Technologies, Inc. .............       26
      2     C-COR.net Corp. (b) ................       14
      1     Castle ( A. M.) & Co. ..............       10
      1     Century Aluminum Co. ...............       17
      1     Clarcor, Inc. ......................       43
      3     Cooper Cameron Corp. (b) ...........      138

Continued

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       71
                                                                          Report

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Capital Goods, continued:
      1     Curtiss-Wright Corp. ...............  $    45
      5     Cymer, Inc. (b) ....................      163
      3     Diebold, Inc. ......................      127
      4     Donaldson Co., Inc. ................      137
      1     Elcor Corp. ........................       29
      1     Emcor Group, Inc. (b) ..............       48
      1     Esterline Technologies Corp. (b) ...       26
      1     Fedders Corp. ......................        4
      7     Flowserve Corp. (b) ................      203
      1     Gardner Denver Machinery, Inc.
              (b) ..............................       17
      1     Hall, Kinion & Associates, Inc.
              (b) ..............................        5
      1     Helix Technology Corp. .............       29
      2     HON Industries, Inc. ...............       56
      1     Hubbell, Inc., Class B .............       33
      1     Hughes Supply, Inc. ................       63
      1     Imco Recycling, Inc. (b) ...........        8
      1     Insituform Technologies, Inc.
              (b) ..............................       31
      1     Intermagnetics General Corp. (b) ...       18
      1     Ionics, Inc. (b) ...................       23
      2     JLG Industries, Inc. ...............       33
      1     Kaman Corp., Class A ...............       21
      2     Kennametal, Inc. ...................       91
      1     Lawson Products, Inc. ..............       16
      1     Lindsay Manufacturing Co. ..........       16
      1     Magnetek, Inc. (b) .................       13
      1     Manitowoc Co., Inc. ................       43
      2     Martin Marietta Materials, Inc. ....       90
      1     Material Sciences Corp. (b) ........        8
      2     Methode Electronics, Inc., Class
              A ................................       25
      1     Metro One Telecommunications, Inc.
              (b) ..............................       19
      2     Milacron, Inc. .....................       19
      2     Nordson Corp. ......................       46
      3     Oshkosh Truck Corp. ................      148
      7     Precision Castparts Corp. ..........      232
      5     Quanta Services, Inc. (b) ..........       54
      1     Regal Beloit Corp. .................       33
      1     Robbins & Myers, Inc. ..............       22
      2     Roper Industries, Inc. .............       57
      1     RTI International Metals, Inc.
              (b) ..............................       12
      1     Sequa Corp. (b) ....................       41
      6     Shaw Group, Inc. (b) ...............      189
      1     Simpson Manufacturing Co., Inc.
              (b) ..............................       38
      1     SPS Technologies, Inc. (b) .........       28
      2     SPX Corp. (b) ......................      244
      1     Standex International Corp. ........       18
      2     Stewart & Stevenson Services,
              Inc. .............................       28
      2     Technitrol, Inc. ...................       53
      1     Tecumseh Products Co. ..............       54
      2     Teleflex, Inc. .....................      109
      2     Timken Co. .........................       40
      8     Trinity Industries, Inc. ...........      172
      1     Valmont Industries, Inc. ...........       28
      2     Vicor Corp. (b) ....................       16

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Capital Goods, continued:
      1     Wabash National Corp. ..............  $    13
      1     Watts Industries, Inc., Class A ....       29
      5     York International Corp. ...........      181
                                                  -------
                                                    3,945
                                                  -------
Consumer Durable (3.7%):
      2     Acuity Brands, Inc. ................       42
      2     Apogee Enterprises, Inc. ...........       22
      1     Arctic Cat, Inc. ...................       22
      9     Arvinmeritor, Inc. .................      214
      1     Bandag, Inc. .......................       33
      1     Bassett Furniture Industries,
              Inc. .............................       13
      2     Borg Warner, Inc. ..................      111
      1     Carbo Ceramics, Inc. ...............       31
      1     Carlisle Cos., Inc. ................       32
      1     Carreker Corp. (b) .................       15
      1     Coachmen Industries, Inc. ..........       13
      2     Concord Camera Corp. (b) ...........        8
      5     Copart, Inc. (b) ...................       73
      7     Corinthian Colleges, Inc. (b) ......      243
      3     Interface, Inc. ....................       23
      2     Intermet Corp. .....................       16
      2     Kaydon Corp. .......................       40
      6     Lear Corp. (b) .....................      270
      2     Modine Manufacturing Co. ...........       49
      6     Mohawk Industries, Inc. (b) ........      350
      2     Monaco Coach Corp. (b) .............       34
      1     Myers Industries, Inc. .............       23
      2     Polaris Industries, Inc. ...........      103
     14     Republic Services, Inc. (b) ........      259
      1     Royal Appliance Manufacturing Co.
              (b) ..............................        4
      2     Smith (A.O.) Corp. .................       53
     10     Sonoco Products Co. ................      294
      1     Standard Motor Products, Inc. ......       13
      0     Stratos Lightwave, Inc. (b) ........        0
      1     TBC Corp. (b) ......................       18
      1     Titan International, Inc. ..........        2
      1     Toro Co. ...........................       39
      4     Tower Automotive, Inc. (b) .........       53
      1     Watsco, Inc. .......................       27
      1     Winnebago Industries, Inc. .........       50
      2     WMS Industries, Inc. (b) ...........       22
                                                  -------
                                                    2,614
                                                  -------
Consumer Non-Durable (6.4%):
      2     Albany International Corp. .........       48
      1     American Italian Pasta Co., Class A
              (b) ..............................       50
      1     Applica, Inc. (b) ..................       17
      1     AptarGroup, Inc. ...................       38
      1     Ashworth, Inc. (b) .................        6
      7     Blyth Industries, Inc. .............      228
      1     Brown Shoe Co., Inc. ...............       27
      0     Coca-Cola Bottling Co. .............       21

Continued

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       72
Report

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Consumer Non-Durable, continued:
      5     Constellation Brands, Inc. (b) .....  $   145
      0     CPI Corp. ..........................        9
      1     Cross (A.T.) Co. (b) ...............        6
      4     Dean Foods Co. (b) .................      151
      1     Department 56, Inc. (b) ............       12
      5     Dial Corp. .........................       91
      2     Dimon, Inc. ........................       17
      4     Dole Food Co., Inc. ................      126
      5     Energizer Holdings, Inc. (b) .......      126
      1     Enesco Group, Inc. (b) .............        5
      3     Fleming Co., Inc. ..................       51
      1     Flow International Corp. (b) .......        4
      3     Fossil, Inc. (b) ...................       53
      0     Haggar Corp. .......................        4
      2     Hain Celestial Group, Inc. (b) .....       35
      2     Hormel Foods Corp. .................       40
      2     Imation Corp. (b) ..................       50
      1     International Multifoods Corp.
              (b) ..............................       27
      3     Interstate Bakeries Corp. ..........       97
      2     ITT Educational Services, Inc.
              (b) ..............................       47
      0     J & J Snack Foods Corp. (b) ........       22
      1     K Swiss, Inc. ......................       25
      2     La-Z-Boy Chair Co. .................       58
      2     Lancaster Colony Corp. .............       64
      2     Lance, Inc. ........................       23
      5     Lennar Corp. .......................      321
      1     Libbey, Inc. .......................       29
      1     Luby's Cafeteria, Inc. (b) .........        9
      5     McCormick & Co., Inc. ..............      121
      1     Nash Finch Co. .....................       21
      0     National Presto Industries, Inc. ...       12
      1     Natures Sunshine Products, Inc. ....       11
     12     NBTY, Inc. (b) .....................      185
      1     Oshkosh 'B' Gosh, Inc. .............       33
      0     Oxford Industries, Inc. ............       12
      2     Pacific Sunwear of California, Inc.
              (b) ..............................       40
      5     Packaging Corporation of America
              (b) ..............................      106
      1     Payless Shoesource, Inc. (b) .......       64
      0     Penford Corp. ......................        5
      1     Performance Food Group Co. (b) .....       42
      1     Quiksilver, Inc. (b) ...............       32
      2     Ralcorp Holdings, Inc. (b) .........       52
      7     RJ Reynolds Tobacco Holdings,
              Inc. .............................      391
      1     Russ Berrie & Co., Inc. ............       39
      2     Russell Corp. ......................       34
      0     Salton, Inc. (b) ...................        7
      1     Schweitzer-Mauduit International,
              Inc. .............................       20
      2     Sensient Technologies Corp. ........       52
     11     Smithfield Foods, Inc. (b) .........      198
      2     Stride Rite Corp. ..................       19
      1     Thomas Industries, Inc. ............       24
      1     Triarc Cos., Inc. (b) ..............       31
      1     Triumph Group, Inc. (b) ............       39

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Consumer Non-Durable, continued:
     29     Tyson Foods, Inc., Class A .........  $   453
      1     United Natural Foods, Inc. (b) .....       20
      4     United Stationers, Inc. (b) ........      131
      3     Universal Corp. ....................       96
      2     Wet Seal, Inc., Class A (b) ........       40
      2     Wolverine World Wide, Inc. .........       40
                                                  -------
                                                    4,452
                                                  -------
Consumer Services (5.0%):
      1     4Kids Entertainment, Inc. (b) ......       12
      1     Action Performance Cos., Inc.
              (b) ..............................       30
      1     Argosy Gaming Co. (b) ..............       38
      2     Aztar Corp. (b) ....................       42
      4     Belo Corp., Class A ................      101
      2     Coach, Inc. (b) ....................      100
      8     Dun & Bradstreet Corp. (b) .........      276
      5     Entercom Communications Corp.
              (b) ..............................      208
      8     GTECH Holdings Corp. (b) ...........      197
     11     Harte-Hanks, Inc. ..................      221
      5     Hispanic Broadcasting Corp. (b) ....      141
      1     Huffy Corp. (b) ....................        5
      1     Imagistics International, Inc.
              (b) ..............................       23
      1     Information Holdings, Inc. (b) .....       29
      3     International Speedway Corp., Class
              A ................................      109
      1     Jakks Pacific, Inc. (b) ............       22
      1     K2, Inc. (b) .......................        7
      2     Kroll, Inc. (b) ....................       37
      2     Lee Enterprises, Inc. ..............       67
      5     Mandalay Resort Group (b) ..........      144
      2     Marcus Corp. .......................       27
      1     Meade Instruments Corp. (b) ........        4
      3     Media General, Inc. ................      190
      3     Midway Games, Inc. (b) .............       24
      2     On Assignment, Inc. (b) ............       28
     23     Park Place Entertainment Corp.
              (b) ..............................      238
      2     Penton Media, Inc. .................        4
      2     Pinnacle Entertainment, Inc. (b) ...       16
      2     Prime Hospitality Corp. (b) ........       32
      1     Rare Hospitality International
              (b) ..............................       32
      5     Reader's Digest Association, Inc.,
              Class A ..........................       92
      6     Scholastic Corp. (b) ...............      212
      1     SCP Pool Corp. (b) .................       38
      2     Shurgard Storage Centers ...........       67
      1     Sturm Ruger & Co., Inc. ............       21
      7     Sylvan Learning Systems, Inc.
              (b) ..............................      131
      1     Thomas Nelson, Inc. ................        9
      1     THQ, Inc. (b) ......................       40
      3     Valassis Communications, Inc.
              (b) ..............................       98
      0     Washington Post Co. ................       99
      2     Waste Connections, Inc. (b) ........       51
      7     Westwood One, Inc. (b) .............      243
                                                  -------
                                                    3,505
                                                  -------

Continued

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       73
                                                                          Report

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
 Energy (5.7%):
      3     Ashland Co., Inc. ..................  $   138
      1     Atwood Oceanics, Inc. (b) ..........       29
      2     Cabot Oil & Gas Corp., Class A .....       40
      2     Cal Dive International, Inc. (b) ...       44
      2     DPL, Inc. ..........................       45
      1     Dril-Quip, Inc. (b) ................       24
      4     ENSCO International, Inc. ..........      104
      3     Equitable Resources, Inc. ..........      107
      1     Evergreen Resources, Inc. (b) ......       44
      3     Forest Oil Corp. (b) ...............       99
      3     Graftech International Ltd. (b) ....       39
      3     Grant Prideco, Inc. (b) ............       44
      2     Great Plains Energy, Inc. ..........       41
      6     Hanover Compressor Co. (b) .........       75
      3     Input/Output, Inc. (b) .............       26
      1     Laclede Group, Inc. ................       25
      1     Murphy Oil Corp. ...................       83
     11     National-Oil Well, Inc. (b) ........      222
      6     Newfield Exploration Co. (b) .......      231
      1     Nuevo Energy Co. (b) ...............       12
      8     Ocean Energy, Inc. .................      177
      1     Oceaneering International, Inc.
              (b) ..............................       35
      1     Offshore Logistics, Inc. (b) .......       29
      1     Patina Oil & Gas Corp. .............       41
      3     Patterson-UTI Energy, Inc. (b) .....       94
      4     Pennzoil-Quaker State Co. ..........       86
      1     Pioneer Natural Resources Co.
              (b) ..............................       39
      1     Plains Resources, Inc. (b) .........       35
      7     Pogo Producing Co. .................      236
      2     Power Integrations, Inc. (b) .......       28
      1     Prima Energy (b) ...................       16
      1     Remington Oil & Gas Corp. (b) ......       30
      2     Saint Mary Land & Exploration
              Corp. ............................       37
      1     Seacor Smit, Inc. (b) ..............       56
      2     Smith International, Inc. (b) ......      169
      5     Stone Energy Corp. (b) .............      186
      2     Swift Energy Co. (b) ...............       24
      7     Tidewater, Inc. ....................      228
      2     Unit Corp. (b) .....................       35
      6     Valero Energy Corp. ................      239
     10     Varco International, Inc. (b) ......      182
      2     Veritas DGC, Inc. (b) ..............       22
      3     Vintage Petroleum, Inc. ............       42
     13     Westar Energy, Inc. ................      199
     14     XTO Energy, Inc. ...................      285
                                                  -------
                                                    4,022
                                                  -------
Financial Services (16.2%):
      1     A.G. Edwards, Inc. .................       45
      2     Allmerica Financial Corp. ..........      112
      9     American Financial Group, Inc. .....      223
      1     American Financial Holdings,
              Inc. .............................       40
     10     AmeriCredit Corp. (b) ..............      275
      2     AmerUs Group Co. ...................       87

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Financial Services, continued:
      1     Anchor Bancorp Wisconsin, Inc. .....  $    33
      3     Arthur J. Gallagher & Co. ..........      111
      7     Associated Banc-Corp. ..............      278
      5     Astoria Financial Corp. ............      150
      4     Bank of Hawaii Corp. ...............       99
      2     Banknorth Group, Inc. ..............       42
      1     Barra, Inc. (b) ....................       28
      7     BISYS Group, Inc. (b) ..............      235
      1     Boston Private Financial Holdings,
              Inc. .............................       30
      2     Certegy, Inc. (b) ..................       64
      2     Chittenden Corp. ...................       55
      3     City National Corp. ................      165
     12     Colonial BancGroup, Inc. ...........      176
      3     Commerce Bancorp, Inc. .............      125
      6     Commercial Federal Corp. ...........      184
      2     Community First Bankshares, Inc. ...       62
     11     Compass Bancshares, Inc. ...........      369
      1     Delphi Financial Group, Class A
              (b) ..............................       49
      2     Dime Community Bancshares ..........       45
      4     Downey Financial Corp. .............      204
     46     E*Trade Group, Inc. (b) ............      253
      1     East-West Bancorp, Inc. ............       45
      4     Eaton Vance Corp. ..................      129
      3     Everest Re Group Ltd. ..............      147
     10     Fidelity National Financial,
              Inc. .............................      321
      1     Financial Federal Corp. (b) ........       30
      2     First American Financial Corp. .....       48
      1     First BanCorp ......................       55
      3     First Midwest Bancorp, Inc. ........       80
      1     First Republic Bancorp, Inc. (b) ...       21
      2     First Virginia Banks, Inc. .........       96
      1     Firstfed Financial Corp. (b) .......       28
      4     FirstMerit Corp. ...................      119
      4     Fremont General Corp. ..............       16
      2     GATX Corp. .........................       72
      1     GBC Bancorp California .............       18
     11     Golden State Bancorp ...............      384
      4     Greater Bay Bancorp ................      119
      8     GreenPoint Financial Corp. .........      408
     16     Hibernia Corp., Class A ............      308
      1     Hilb, Rogal & Hamilton Co. .........       64
      2     Horace Mann Educators Corp. ........       43
      7     Hudson United Bancorp ..............      190
      2     Independence Community Bank
              Corp. ............................       55
      3     IndyMac Bancorp, Inc. (b) ..........       68
      2     Investors Financial Services
              Corp. ............................       84
      5     Jefferies Group, Inc. ..............      200
      2     Kilroy Realty Corp. ................       41
      1     LandAmerica Financial Group,
              Inc. .............................       32
      6     Legg Mason, Inc. ...................      272
      4     M & T Bank Corp. ...................      370
      1     MAF Bancorp, Inc. ..................       47
      1     Mercantile Bankshares Corp. ........       24

Continued

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       74
Report

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Financial Services, continued:
      4     Metris Cos., Inc. ..................  $    30
      5     National Commerce Financial Co. ....      119
      1     Neuberger Berman, Inc. .............       32
      3     New York Community Bancorp .........       87
      8     North Fork Bancorp, Inc. ...........      315
      3     Ohio Casualty Corp. (b) ............       59
     10     Old Republic International Corp. ...      308
      5     PMI Group, Inc. ....................      191
      2     Presidential Life Corp. ............       33
      7     Protective Life Corp. ..............      237
      1     Provident Bankshares Corp. .........       33
      3     Provident Financial Group, Inc. ....       85
      2     Radian Group, Inc. .................       89
      6     Raymond James Financial, Inc. ......      180
      2     Riggs National Corp. Washington
              D.C ..............................       24
      1     RLI Corp. ..........................       28
     10     Roslyn Bancorp, Inc. ...............      226
      0     Scpie Holdings, Inc. ...............        2
      1     Seacoast Financial Services
              Corp. ............................       35
      5     SEI Investments Co. ................      130
      1     Selective Insurance Group, Inc. ....       40
      2     South Financial Group, Inc. ........       55
     23     Sovereign Bancorp, Inc. ............      338
      4     StanCorp Financial Group, Inc. .....      226
      2     Staten Island Bancorp, Inc. ........       45
      2     Sterling Bancshares, Inc. ..........       35
      1     Stewart Information Services Corp.
              (b) ..............................       20
      2     Susquehanna Bancshares, Inc. .......       53
      1     SWS Group, Inc. ....................       19
      1     TCF Financial Corp. ................       56
      2     Trenwick Group Ltd. ................       15
      4     TrustCo Bank Corp. .................       52
      1     UCBH Holdings, Inc. ................       41
      3     UICI (b) ...........................       57
      3     United Bankshares, Inc. ............       75
      0     Unitrin, Inc. ......................       16
      2     Washington Federal, Inc. ...........       58
      6     Webster Financial Corp. ............      232
      1     Westamerica Bancorp ................       55
      2     Whitney Holding Corp. ..............       72
      1     Zenith National Insurance Corp. ....       31
                                                  -------
                                                   11,307
                                                  -------
Health Care (11.9%):
      1     Accredo Health, Inc. (b) ...........       42
     10     AdvancePCS (b) .....................      237
      3     Alpharma, Inc. .....................       46
      2     Ameripath, Inc. (b) ................       46
     10     Apogent Technologies, Inc. (b) .....      203
      6     Apria Healthcare Group, Inc. (b) ...      145
      1     ArQule (b) .........................        6
      1     Arthrocare Corp. (b) ...............       16
      2     Bally Total Fitness Holding Corp.
              (b) ..............................       36
      5     Barr Laboratories, Inc. (b) ........      309

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Health Care, continued:
      3     Beckman Coulter, Inc. ..............  $   152
      3     Bio-Technology General Corp. (b) ...       19
      1     Biosite, Inc. (b) ..................       23
      4     Cephalon, Inc. (b) .................      200
      2     Conmed Corp. (b) ...................       35
      1     Cooper Cos., Inc. ..................       40
      5     Coventry Health Care, Inc. (b) .....      133
      1     Cryolife, Inc. (b) .................       17
      1     Curative Health Services, Inc.
              (b) ..............................       11
      2     Cygnus, Inc. (b) ...................        4
      1     Datascope Corp. ....................       23
      7     Dentsply International, Inc. .......      268
      1     DIANON Systems, Inc. (b) ...........       39
      9     Edwards Lifesciences Corp. (b) .....      206
      2     Enzo Biochem, Inc. (b) .............       23
      4     Express Scripts, Inc., Class A
              (b) ..............................      202
     14     Gilead Sciences, Inc. (b) ..........      454
      2     Haemonetics Corp. (b) ..............       49
      7     Health Net, Inc. (b) ...............      175
      2     Henry Schein, Inc. (b) .............       77
      6     Hillenbrand Industries, Inc. .......      335
      1     Hologic, Inc. (b) ..................       15
      4     Hooper Holmes, Inc. ................       29
      6     ICN Pharmaceuticals, Inc. ..........      156
      1     ICU Medical, Inc. (b) ..............       25
      6     IDEXX Laboratories, Inc. (b) .......      152
      1     Impath, Inc. (b) ...................       16
      1     Inamed Corp. (b) ...................       30
      4     Incyte Genomics, Inc. (b) ..........       29
      1     Invacare Corp. .....................       46
      5     Lincare Holdings, Inc. (b) .........      172
      0     Medicis Pharmaceuticals, Inc.
              (b) ..............................       21
      1     Mentor Corp. .......................       48
      1     MGI Pharma, Inc. (b) ...............        9
      2     Mid Atlantic Medical Services, Inc.
              (b) ..............................       53
     11     Mylan Laboratories, Inc. ...........      351
      6     NDCHealth Corp. ....................      181
      1     Noven Pharmaceuticals, Inc. (b) ....       32
      9     Omnicare, Inc. .....................      243
      1     Orthodontic Centers of America, Inc.
              (b) ..............................       29
      1     Osteotech, Inc. (b) ................        7
      2     Owens & Minor, Inc. ................       37
      6     Oxford Health Plans, Inc. (b) ......      301
      4     PacifiCare Health Systems, Inc.
              (b) ..............................      118
      1     Parexel International Corp. (b) ....       19
      4     Pediatrix Medical Group, Inc.
              (b) ..............................       97
      4     Perrigo Co. (b) ....................       57
      1     PolyMedica Corp. (b) ...............       18
      5     Protein Design Labs, Inc. (b) ......       52
      2     Province Healthcare Co. (b) ........       36
      5     Quest Diagnostics, Inc. (b) ........      412
     11     Regeneron Pharmaceuticals, Inc.
              (b) ..............................      159

Continued

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       75
                                                                          Report

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Health Care, continued:
      1     Rehabcare Group, Inc. (b) ..........  $    23
      6     Renal Care Group, Inc. (b) .........      179
      4     Respironics, Inc. (b) ..............      138
      4     SICOR, Inc. (b) ....................       74
      2     Sierra Health Services, Inc. (b) ...       34
      1     Sola International, Inc. (b) .......       16
      0     Spacelabs Medical, Inc. (b) ........        5
     10     Steris Corp. (b) ...................      191
      1     Sunrise Assisted Living, Inc. (c)
              (b) ..............................       33
      1     Surmodics, Inc. (b) ................       24
      2     Sybron Dental Specialties, Inc.
              (b) ..............................       39
      1     Syncor International Corp. (b) .....       43
      2     Theragenics Corp. (b) ..............       14
      7     Triad Hospitals, Inc. (b) ..........      285
      2     Trigon Healthcare, Inc. (b) ........      179
      5     Universal Health Services, Inc.,
              Class B (b) ......................      251
      5     US Oncology, Inc. (b) ..............       44
      7     Vertex Pharmaceuticals, Inc. (b) ...      120
      1     Viasys Healthcare, Inc. (b) ........       25
      3     VISX, Inc. (b) .....................       33
      1     Vital Signs, Inc. ..................       26
                                                  -------
                                                    8,297
                                                  -------
Investment Companies (0.9%):
      7     Mid-Cap 400 Depository Receipt .....      655
                                                  -------
Multi-Industry (0.5%):
      7     FMC Corp. (b) ......................      201
      2     Griffon Corp. (b) ..................       33
      6     United Rentals, Inc. (b) ...........      125
                                                  -------
                                                      359
                                                  -------
Raw Materials (4.0%):
      2     A. Schulman, Inc. ..................       37
      5     Airgas, Inc. (b) ...................       86
      2     Albemarle Corp. ....................       49
      1     Arch Chemicals, Inc. ...............       30
      1     Brady Corp., Class A ...............       44
      1     Brush Engineered Materials, Inc. ...        9
      2     Buckeye Technologies, Inc. (b) .....       19
      4     Cabot Corp. ........................      125
      0     Cabot Microelectronics Corp. (b) ...        0
      2     Caraustar Industries, Inc. .........       19
      1     Carpenter Technology Corp. .........       35
      1     Chemfirst, Inc. ....................       24
      0     Cleveland Cliffs, Inc. .............       14
      1     Commercial Metals Co. ..............       34
      1     Commonwealth Industries, Inc. ......        5
      1     Cytec Industries, Inc. (b) .........       44
      2     Ferro Corp. ........................       60
      1     Florida Rock Industries, Inc. ......       35
      2     Georgia Gulf Corp. .................       46
      2     H.B. Fuller Co. ....................       47
      3     Harmonic Lightwaves, Inc. (b) ......       12

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Raw Materials, continued:
      6     Harsco Corp. .......................  $   209
      3     IMC Global, Inc. ...................       43
      1     Key Production Company, Inc. (b) ...       16
      7     Lubrizol Corp. .....................      222
      0     Lyondell Chemical Co. ..............        6
      2     Macdermid, Inc. ....................       38
      2     Minerals Technologies, Inc. ........      114
      1     Mueller Industries, Inc. (b) .......       39
      1     Nui Corp. ..........................       24
      3     Olin Corp. .........................       60
      3     OM Group, Inc. .....................      218
      2     Omnova Solutions, Inc. .............       18
      4     Polyone Corp. ......................       49
      0     Quaker Chemical Corp. ..............       11
      1     Quanex Corp. .......................       33
      1     Rayonier, Inc. .....................       64
      2     Reliance Steel & Aluminum Co. ......       57
     15     RPM, Inc. ..........................      228
      1     Ryerson Tull, Inc. .................       17
      2     Scotts Co., Class A (b) ............      100
      7     Solutia, Inc. ......................       47
      3     Steel Dynamics, Inc. (b) ...........       42
      1     Steel Technologies, Inc. ...........        8
      2     Stillwater Mining Co. (b) ..........       36
      1     Texas Industries, Inc. .............       36
      2     Tredegar Industries Corp. ..........       51
      3     Unifi, Inc. (b) ....................       32
      1     Universal Forest Products, Inc. ....       26
      3     Valspar Corp. ......................      115
      1     WD-40 Co. ..........................       24
      2     Wellman, Inc. ......................       30
      1     Wolverine Tube, Inc. (b) ...........        4
                                                  -------
                                                    2,791
                                                  -------
Real Estate Investment Trust (0.4%):
      1     Colonial Properties Trust ..........       45
      4     Hospitality Properties Trust .......      135
      6     New Plan Excel Realty Trust ........      115
                                                  -------
                                                      295
                                                  -------
Retail (8.3%):
     11     Abercrombie & Fitch Co., Class A
              (b) ..............................      269
      3     American Eagle Outfitters, Inc.
              (b) ..............................       69
      6     Ann Taylor Stores Corp. (b) ........      149
      3     Applebee's International, Inc. .....       62
      3     Barnes & Noble, Inc. (b) ...........       85
      1     Bell Microproducts, Inc. (b) .......        9
      4     BJ's Wholesale Club, Inc. (b) ......      144
      6     Bob Evans Farms, Inc. ..............      198
     12     Borders Group, Inc. (b) ............      220
      5     Brinker International, Inc. (b) ....      159
      3     Burlington Coat Factory Warehouse
              Corp. ............................       56
      3     Casey's General Stores, Inc. .......       33

Continued

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       76
Report

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Retail, continued:
      1     Cash America International, Inc. ...  $    13
      1     Cato Corp., Class A ................       31
      7     CBRL Group, Inc. ...................      217
      4     CDW Computer Centers, Inc. (b) .....      201
      1     CEC Entertainment, Inc. (b) ........       45
      1     Christopher & Banks Corp. (b) ......       62
      3     Claire's Stores, Inc. ..............       64
      1     Cost Plus, Inc. (b) ................       36
      2     Delta & Pine Land Co. ..............       43
      8     Dollar Tree Stores, Inc. (b) .......      302
      2     Dress Barn, Inc. (b) ...............       31
      1     Duane Reade, Inc. (b) ..............       49
      1     Ethan Allen Interiors, Inc. ........       48
      1     Factory 2-U Stores, Inc. (b) .......        8
      1     Footstar, Inc. (b) .................       27
      2     Fred's, Inc. .......................       55
      2     Furniture Brands International, Inc.
              (b) ..............................       68
      1     Genesco, Inc. (b) ..................       29
      2     Goody's Family Clothing, Inc.
              (b) ..............................       21
      7     Great Atlantic & Pacific Tea, Inc.
              (b) ..............................      125
      3     Group 1 Automotive, Inc. (b) .......      111
      2     Gymboree Corp. (b) .................       25
      1     Hancock Fabrics, Inc. ..............       20
      1     Haverty Furniture Cos., Inc. .......       25
      2     Hot Topic, Inc. (b) ................       46
      1     IHOP Corp. (b) .....................       34
      1     J. Jill Group, Inc. (b) ............       28
      6     Jack in the Box, Inc. (b) ..........      194
      3     JM Smuckers CO -- New ..............       92
      1     Jo-Ann Stores, Inc. (b) ............       30
      1     Kellwood Co. .......................       48
      2     Landry's Seafood Restaurants,
              Inc. .............................       41
      1     Lone Star Steakhouse & Saloon,
              Inc. .............................       28
      2     Longs Drug Stores, Inc. ............       52
      2     Men's Wearhouse, Inc. (b) ..........       54
      4     Michael's Stores, Inc. (b) .........      149
      1     Midas, Inc. (b) ....................       11
      2     Nautica Enterprises, Inc. (b) ......       24
      0     Neiman-Marcus Group, Inc., Class A
              (b) ..............................        2
      1     O'Charleys, Inc. (b) ...............       26
      1     P.F. Chang's China Bistro, Inc.
              (b) ..............................       42
      2     Panera Bread Co. (b) ...............       58
      1     Papa John's International, Inc.
              (b) ..............................       42
      3     Pep Boys-Manny, Moe & Jack .........       48
      2     Phillips-Van Heusen Corp. ..........       24
      8     Pier 1 Imports, Inc. ...............      173
      1     Regis Corp. ........................       39
      8     Ross Stores, Inc. ..................      305
      3     Ruby Tuesday, Inc. .................       57
      3     Ruddick Corp. ......................       45
      3     Ryan's Family Steakhouses, Inc.
              (b) ..............................       33
     19     Saks, Inc. (b) .....................      242

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Retail, continued:
      1     School Specialty, Inc. (b) .........  $    26
      2     Shopko Stores, Inc. (b) ............       32
      2     Stein Mart, Inc. (b) ...............       27
      2     The Children's Place Retail Stores,
              Inc. (b) .........................       41
      2     The Steak n Shake Co. (b) ..........       24
      2     Too, Inc. (b) ......................       62
      1     Ultimate Electronics, Inc. (b) .....       22
      3     Whole Foods Market, Inc. (b) .......      129
      6     Williams-Sonoma, Inc. (b) ..........      173
      5     Zale Corp. (b) .....................      173
                                                  -------
                                                    5,785
                                                  -------
Shelter (2.2%):
      3     Champion Enterprises, Inc. (b) .....       15
      1     Chesapeake Corp. ...................       22
     12     D.R. Horton, Inc. ..................      324
      1     Deltic Timber Corp. ................       23
      1     Essex Property Trust, Inc. .........       59
      2     Fleetwood Enterprises, Inc. ........       17
      2     Glatfelter (P. H.) Co. .............       44
      3     Longview Fibre Co. .................       29
      1     Lydall, Inc. (b) ...................       11
      1     MDC Holdings, Inc. .................       49
      1     Mobile Mini, Inc. (b) ..............       13
      1     NVR, Inc. (b) ......................      279
      6     Pentair, Inc. ......................      277
      1     Pope & Talbot, Inc. ................       17
      2     Potlatch Corp. .....................       57
      1     Ryland Group, Inc. .................       62
      0     Skyline Corp. ......................       15
      1     Standard Pacific Corp. .............       52
      1     Thor Industries, Inc. ..............       60
      3     Toll Brothers, Inc. (b) ............       75
      3     Wausau-Mosinee Paper Corp. .........       37
                                                  -------
                                                    1,537
                                                  -------
Technology (13.1%):
     25     3Com Corp. (b) .....................      109
      1     Actel Corp. (b) ....................       28
      7     Activision, Inc. (b) ...............      204
      8     Adaptec, Inc. (b) ..................       65
      2     Adtran, Inc. (b) ...................       44
      1     Advent Software, Inc. (b) ..........       32
      4     Aeroflex, Inc. (b) .................       25
      2     Allen Telecom, Inc. (b) ............        8
      2     Alliance Semiconductor Corp. (b) ...       16
      2     American Management Systems, Inc.
              (b) ..............................       44
      1     Analogic Corp. .....................       36
      1     Analysts International Corp. .......        4
      1     Anixter International, Inc. (b) ....       31
      1     ANSYS, Inc. (b) ....................       16
     14     Arrow Electronics, Inc. (b) ........      286

Continued

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       77
                                                                          Report

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Technology, continued:
      2     Artesyn Technologies, Inc. (b) .....  $    14
      1     Ascential Software Corp. (b) .......        1
      3     Aspect Communications Corp. (b) ....       10
      2     Aspen Technology, Inc. (b) .........       17
      2     ATMI, Inc. (b) .....................       40
      1     Audiovox Corp., Class A (b) ........       11
      1     Avid Technology, Inc. (b) ..........       13
     11     Avnet, Inc. ........................      235
      8     Avocent Corp. (b) ..................      132
      1     Aware, Inc. (b) ....................        4
      1     AXT, Inc. (b) ......................       11
      2     BE Aerospace, Inc. (b) .............       26
      1     BEI Technologies, Inc. .............        9
      1     Bel Fuse, Inc., Class B ............       17
      1     Benchmark Electronics, Inc. (b) ....       40
      2     Black Box Corp. (b) ................       68
      1     Brooktrout, Inc. (b) ...............        3
      2     CACI International, Inc., Class A
              (b) ..............................       59
     23     Cadence Design Systems, Inc. (b) ...      377
      1     Captaris, Inc. (b) .................        4
      1     Catapult Communications Corp.
              (b) ..............................       16
      4     Ceridian Corp. (b) .................       85
      1     Cerner Corp. (b) ...................       25
      0     Cirrus Logic, Inc. (b) .............        1
      2     Coherent, Inc. (b) .................       47
      1     Cohu, Inc. .........................       20
      3     Commscope, Inc. (b) ................       42
      1     Credence Systems Corp. (b) .........       26
      3     Cree Research, Inc. (b) ............       46
      2     CTS Corp. ..........................       22
      6     Cypress Semiconductor Corp. (b) ....       85
      2     DeVry, Inc. (b) ....................       56
      1     Digi International, Inc. (b) .......        3
      1     Dionex Corp. (b) ...................       32
      5     DMC Stratex Networks, Inc. (b) .....        9
      2     DRS Technologies, Inc. (b) .........       78
      2     DSP Group, Inc. (b) ................       30
      1     Dupont Photomasks, Inc. (b) ........       32
      3     Dycom Industries, Inc. (b) .........       32
      1     EDO Corp. ..........................       31
      2     Electro Scientific Industries, Inc.
              (b) ..............................       37
      1     Electroglas, Inc. (b) ..............       12
      7     Electronic Arts, Inc. (b) ..........      459
      1     Epresence, Inc. (b) ................        4
      2     ESS Technology, Inc. (b) ...........       43
      2     Exar Corp. (b) .....................       43
      6     Fairchild Semiconductor Corp.
              (b) ..............................      144
      5     FEI Co. (b) ........................      134
      2     Filenet Corp. (b) ..................       28
      1     FLIR Systems, Inc. (b) .............       42
      3     FMC Technologies, Inc. (b) .........       63
      2     Gencorp, Inc. ......................       34
      1     Gerber Scientific, Inc. (b) ........        4

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Technology, continued:
      7     Harris Corp. .......................  $   251
      1     Hutchinson Technology, Inc. (b) ....       22
      2     Hyperion Solutions Corp. (b) .......       33
      2     Infocus Corp. (b) ..................       26
      1     Integrated Device Technology, Inc.
              (b) ..............................       27
      1     Inter-Tel, Inc. ....................       23
      3     International Rectifier Corp.
              (b) ..............................       87
      0     Internet Security, Inc. (b) ........        1
     10     Intersil Corp., Class A (b) ........      205
      1     Intervoice-Brite, Inc. (b) .........        2
      2     Investment Technology Group (b) ....       78
      1     Itron, Inc. (b) ....................       29
      2     JDA Software Group, Inc. (b) .......       43
      4     Keane, Inc. (b) ....................       46
      1     Keithley Instruments, Inc. .........       13
      4     Kopin Corp. (b) ....................       27
      1     Kronos, Inc. (b) ...................       34
      3     Kulicke & Soffa Industries, Inc.
              (b) ..............................       32
      4     L-3 Communications Holdings, Inc.
              (b) ..............................      217
      8     Lam Research Corp. (b) .............      145
     18     Lattice Semiconductor Corp. (b) ....      155
      6     Legato Systems, Inc. (b) ...........       23
      2     Lone Star Technologies, Inc. (b) ...       39
      0     LTX Corp. (b) ......................        1
      2     Macrovision Corp. (b) ..............       25
      0     Manhattan Associates, Inc. (b) .....        2
      1     MapInfo Corp. (b) ..................        6
      5     Mentor Graphics Corp. (b) ..........       70
      1     Mercury Computer Systems, Inc.
              (b) ..............................       25
     15     Microchip Technology, Inc. (b) .....      410
      1     Micros Systems, Inc. (b) ...........       27
      2     Microsemi Corp. (b) ................       10
      2     MIPS Technologies, Inc. (b) ........       12
      1     MRO Software, Inc. (b) .............       14
      2     Netegrity, Inc. (b) ................       12
      1     Network Equipment Tech, Inc. (b) ...        4
     15     Networks Associates, Inc. (b) ......      296
      2     Newport Corp. ......................       32
      2     NYFIX, Inc. (b) ....................       15
      1     Park Electrochemical Corp. .........       29
      1     PC-Tel, Inc. (b) ...................        5
      1     Pericom Semiconductor Corp. (b) ....       16
      1     Phoenix Technologies Ltd. (b) ......       14
      1     Photon Dynamics, Inc. (b) ..........       28
      8     Photronics, Inc. (b) ...............      154
      3     Pinnacle Systems, Inc. (b) .........       35
      2     Pioneer-Standard Electronics,
              Inc. .............................       18
      1     Planar Systems, Inc. (b) ...........       14
      4     Powerwave Technologies, Inc. (b) ...       35
      4     Price Communications Corp. (b) .....       65
      2     Progress Software Corp. (b) ........       29
      2     Radiant Systems, Inc. (b) ..........       21
      1     Rainbow Technologies, Inc. (b) .....        7

Continued

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       78
Report

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Technology, continued:
      3     Retek, Inc. (b) ....................  $    73
      1     Rogers Corp. (b) ...................       24
      1     Roxio, Inc. (b) ....................        8
      1     Rudolph Technologies, Inc. (b) .....       22
      1     SanDisk Corp. (b) ..................       17
      1     SBS Technologies, Inc. (b) .........        8
      1     SCM Microsystems, Inc. (b) .........        8
      3     Semtech Corp. (b) ..................       91
      2     SERENA Software, Inc. (b) ..........       33
      8     Skyworks Solutions, Inc. (b) .......       42
      1     SPSS, Inc. (b) .....................       14
      1     Standard Microsystems Corp. (b) ....       21
     10     Storage Technology Corp. (b) .......      164
      1     Supertex, Inc. (b) .................       12
     14     Sybase, Inc. (b) ...................      148
      7     Symantec Corp. (b) .................      226
      1     Symmetricom, Inc. (b) ..............        4
      6     Synopsys, Inc. (b) .................      314
      2     Systems & Computer Technology Corp.
              (b) ..............................       25
      2     Take-Two Interactive Software, Inc.
              (b) ..............................       42
      7     Tech Data Corp. (b) ................      261
      2     Teledyne Technologies, Inc. (b) ....       37
      3     Tetra Tech, Inc. (b) ...............       46
      2     THERMA-WAVE, Inc. (b) ..............       18
      1     Three-Five Systems, Inc. (b) .......       13
      3     Titan Corp. (b) ....................       46
      1     Tollgrade Communications, Inc.
              (b) ..............................       11
      2     Transaction Systems Architects, Inc.
              (b) ..............................       23
      2     Trimble Navigation Ltd. (b) ........       26
      1     Ultratech Stepper, Inc. (b) ........       20
      6     Veeco Instruments, Inc. (b) ........      142
      2     Verity, Inc. (b) ...................       21
      1     ViaSat, Inc. (b) ...................       12
     14     Vishay Intertechnology, Inc. (b) ...      303
      5     Wind River Systems, Inc. (b) .......       23
      1     Woodward Governor Co. ..............       37
      1     X-Rite, Inc. .......................        8
      1     Zixit Corp. (b) ....................        4
                                                  -------
                                                    9,140
                                                  -------
Transportation (2.3%):
      8     Airborne, Inc. .....................      163
      2     Alaska Air Group, Inc. (b) .........       39
      2     Alexander & Baldwin, Inc. ..........       52
      1     Arkansas Best Corp. (b) ............       34
      3     Atlantic Coast Airlines, Inc.
              (b) ..............................       60
      2     Atlas Air, Inc. (b) ................        8
      4     C.H. Robinson Worldwide, Inc. ......      135
      3     EGL, Inc. (b) ......................       49
      4     Expeditors International of
              Washington, Inc. .................      140
      1     Forward Air Corp. (b) ..............       39
      2     Frontier Airlines, Inc. (b) ........       13

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Transportation, continued:
      3     Heartland Express, Inc. (b) ........  $    71
      6     J.B. Hunt Transport Services, Inc.
              (b) ..............................      173
      3     Kansas City Southern Industries,
              Inc. (b) .........................       55
      1     Kirby Corp. (b) ....................       32
      0     Landstar System, Inc. (b) ..........       48
      2     Mesa Air Group, Inc. (b) ...........       17
      1     Midwest Express Holdings, Inc.
              (b) ..............................       11
      2     Overseas Shipholding Group, Inc. ...       40
      1     Roadway Express, Inc. ..............       39
      2     Skywest, Inc. ......................       52
      2     Swift Transportation Co., Inc.
              (b) ..............................       46
      1     US Freightways Corp. ...............       55
      8     Werner Enterprises, Inc. ...........      172
      2     Yellow Corp. (b) ...................       53
                                                  -------
                                                    1,596
                                                  -------
Utilities (5.9%):
      3     AGL Resources, Inc. ................       61
     10     Alliant Energy Corp. ...............      266
      1     American States Water Co. ..........       24
      2     American Water Works Co., Inc. .....       87
     16     Aquila, Inc. .......................      129
      2     Atmos Energy Corp. .................       57
      3     Avista Corp. .......................       36
      1     Black Hills Corp. ..................       51
      2     Boston Communications Group (b) ....       20
      1     Cascade Natural Gas Corp. ..........       12
      1     Central Vermont Public Services
              Corp. ............................       10
      1     CH Energy Group, Inc. ..............       45
      4     Conectiv ...........................      113
     12     DQE, Inc. ..........................      174
      3     El Paso Electric Co. (b) ...........       39
      2     Energen Corp. ......................       55
      8     Energy East Corp. ..................      172
      2     Frontier Oil Corp. .................       26
      5     General Communication, Inc. (b) ....       31
      0     Green Mountain Power Corp. .........        5
      3     Hawaiian Electric Industries,
              Inc. .............................      117
      7     IDACORP, Inc. ......................      189
      3     MDU Resources Group, Inc. ..........       86
      5     National Fuel Gas Co. ..............      114
      1     New Jersey Resources Corp. .........       44
      7     Northeast Utilities ................      124
      1     Northwest Natural Gas Co. ..........       40
      2     Northwestern Corp. .................       26
      4     NSTAR ..............................      158
      0     OGE Energy Corp. ...................        0
      9     Oneok, Inc. ........................      206
      6     PNM Resources, Inc. ................      143
     13     Potomac Electric Power Co. .........      271
      5     Questar Corp. ......................      136
      4     Scana Corp. ........................      110
      7     Sierra Pacific Resources ...........       51
      3     Southern Union Co. (b) .............       52

Continued

One Group Market Expansion Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       79
                                                                          Report

 Shares             Security Description           Value
---------   ------------------------------------  -------
Common Stocks, continued:
Utilities, continued:
      2     Southwest Gas Corp. ................  $    44
      1     Southwestern Energy Co. (b) ........       23
      3     Telephone & Data Systems, Inc. .....      210
      2     UGI Corp. ..........................       49
      1     UIL Holdings Corp. .................       43
      2     Unisource Energy Corp. .............       34
      0     Vectren Corp. ......................        1
     12     Wisconsin Energy Corp. .............      302
      3     WPS Resources Corp. ................      109
                                                  -------
                                                    4,095
                                                  -------
  Total Common Stocks                              68,976
                                                  -------

 Shares             Security Description           Value
---------   ------------------------------------  -------
Investment Companies (2.0%):
  1,412     One Group Prime Money Market, Class
              I ................................  $ 1,412
                                                  -------
  Total Investment Companies                        1,412
                                                  -------
Total (Cost $66,376)(a)                           $70,388
                                                  =======

------------
Percentages indicated are based on net assets of $69,961.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $10,367
                   Unrealized depreciation......................   (6,355)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 4,012
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

Amounts shown as 0 rounded to less than 1000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       80
Report

One Group Technology Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

Shares            Security Description            Value
------   --------------------------------------  -------
 Common Stocks (96.6%):
Business Equipment & Services (7.5%):
   6     Accenture Ltd. (b) ...................  $   118
  86     AOL Time Warner, Inc. (b) ............    1,270
   5     Ceridian Corp. (b) ...................       85
  17     First Data Corp. .....................      647
   1     Molex, Inc. ..........................       37
                                                 -------
                                                   2,157
                                                 -------
Communications - Technology & Software (30.9%):
  15     3Com Corp. (b) .......................       65
   2     Activision, Inc. (b) .................       61
  57     ADC Telecommunications, Inc. (b) .....      130
   7     Adobe Systems, Inc. ..................      194
   8     Advanced Fibre Communication, Inc.
           (b) ................................      127
   2     Affiliated Computer Services, Class
           A ..................................       95
   8     BMC Software, Inc. (b) ...............      139
   6     Cadence Design Systems, Inc. (b) .....      100
 142     Cisco Systems, Inc. (b) ..............    1,981
   3     Computer Sciences Corp. (b) ..........      148
   7     Comverse Technology, Inc. (b) ........       67
   4     Harris Corp. .........................      138
   8     Informatica Corp. (b) ................       58
   5     Intuit, Inc. (b) .....................      244
  36     Lucent Technologies, Inc. ............       60
   3     Macromedia, Inc. (b) .................       27
  51     Microsoft Corp. (b) ..................    2,791
  46     Motorola, Inc. .......................      656
   5     NetIQ Corp. (b) ......................      106
 101     Oracle Corp. (b) .....................      959
  32     Parametric Technology Corp. (b) ......      108
   3     Perot Systems Corp., Class A (b) .....       28
   3     Scientific-Atlanta, Inc. .............       46
   6     Siebel Systems, Inc. (b) .............       80
   2     Symantec Corp. (b) ...................       79
   2     Synopsys, Inc. (b) ...................       93
   6     Titan Corp. (b) ......................      102
   6     Veritas Software Corp. (b) ...........      121
                                                 -------
                                                   8,803
                                                 -------
Financial Services (1.2%):
  12     Concord EFS, Inc. (b) ................      353
                                                 -------
Hardware & Services (25.7%):
  10     Apple Computer, Inc. (b) .............      172
  16     Automatic Data Processing, Inc. ......      675
   2     Brocade Communications Systems, Inc.
           (b) ................................       40
  50     Dell Computer Corp. (b) ..............    1,306
  11     Electronic Data Systems Corp. ........      424
  39     EMC Corp. (b) ........................      291
   6     Fiserv, Inc. (b) .....................      213
   8     Flextronics International Ltd. (b) ...       56
  57     Hewlett-Packard Co. ..................      872
  31     IBM Corp. ............................    2,224
   6     Network Appliance, Inc. (b) ..........       77

Shares            Security Description            Value
------   --------------------------------------  -------
Common Stocks, continued:
Hardware & Services, continued:
  10     Paychex, Inc. ........................  $   304
   8     Sanmina Corp. (b) ....................       49
  11     Solectron Corp. (b) ..................       68
  62     Sun Microsystems, Inc. (b) ...........      312
   9     Sungard Data Systems, Inc. (b) .......      241
                                                 -------
                                                   7,324
                                                 -------
Internet (2.3%):
   7     eBay, Inc. (b) .......................      438
   7     Sybase, Inc. (b) .....................       77
  11     Yahoo, Inc. (b) ......................      156
                                                 -------
                                                     671
                                                 -------
Semiconductors (22.2%):
   0     Agere Systems, Inc., Class A (b) .....        1
   9     Agere Systems, Inc., Class B (b) .....       14
  10     Agilent Technologies (b) .............      232
   3     Altera Corp. (b) .....................       41
   7     Analog Devices, Inc. (b) .............      211
  33     Applied Materials, Inc. (b) ..........      631
   9     Conexant Systems, Inc. (b) ...........       14
   5     Cypress Semiconductor Corp. (b) ......       77
   3     Fairchild Semicon International, Inc.
           (b) ................................       78
 124     Intel Corp. ..........................    2,259
   3     International Rectifier Corp. (b) ....       82
   4     KLA-Tencor Corp. (b) .................      189
   4     Lam Research Corp. (b) ...............       65
   7     Linear Technology Corp. ..............      229
   6     Maxim Integrated Products, Inc.
           (b) ................................      226
  10     Micron Technology, Inc. (b) ..........      200
   3     Skyworks Solutions, Inc. (b) .........       17
  23     STMicroelectronics N V ...............      552
   5     Teradyne, Inc. (b) ...................      122
  38     Texas Instruments, Inc. ..............      894
   6     Vishay Intenational Technology, Inc.
           (b) ................................      130
   4     Xilinx, Inc. (b) .....................       87
                                                 -------
                                                   6,351
                                                 -------
Technology (6.6%):
   5     Andrew Corporation (b) ...............       66
   6     Arrow Electronics, Inc. (b) ..........      127
  27     Ascential Software Corp. (b) .........       75
  10     ASML Holding N V (b) .................      144
   8     Avnet, Inc. ..........................      167
   3     Electronic Arts, Inc. (b) ............      225
   2     Jabil Circuit, Inc. (b) ..............       40
   2     Lexmark International Group, Inc.
           (b) ................................       82
   2     LSI Logic Corp. (b) ..................       20
   4     National Instruments Corp. (b) .......      137
   4     Novellus Systems, Inc. (b) ...........      139
   5     PeopleSoft, Inc. (b) .................       74
   2     Qlogic Corp. (b) .....................       72

Continued

One Group Technology Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       81
                                                                          Report

Shares            Security Description            Value
------   --------------------------------------  -------
Common Stocks, continued:
Technology, continued:
  19     Qualcomm, Inc. (b) ...................  $   508
                                                 -------
                                                   1,876
                                                 -------
Utilities (0.2%):
   8     Tekelec (b) ..........................       66
                                                 -------
  Total Common Stocks                             27,601
                                                 -------

Shares            Security Description            Value
------   --------------------------------------  -------
Investment Companies (3.3%):
 953     One Group Prime Money Market Fund,
           Class I ............................  $   953
                                                 -------
  Total Investment Companies                         953
                                                 -------
Total (Cost $52,195)(a)                          $28,554
                                                 =======

------------
Percentages indicated are based on net assets of $28,592.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses, recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $    898
                   Unrealized depreciation......................   (28,436)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(27,538)
                                                                  ========

(b) Non-income producing securities.

Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       82
Report

One Group Health Sciences Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

Shares            Security Description            Value
------   --------------------------------------  -------
 Common Stocks (97.8%):
Health Care (97.8%):
  11     Abbott Laboratories ..................  $   422
  16     Affymetrix, Inc. (b) .................      372
  10     Allergan, Inc. .......................      683
   7     AmerisourceBergen Corp. ..............      547
  19     Amgen, Inc. (b) ......................      794
   5     Andrx Group (b) ......................      129
   5     Anthem, Inc. (b) .....................      364
  15     Baxter International, Inc. ...........      682
   6     Beckman Coulter, Inc. ................      279
  10     Bristol-Myers Squibb Co. .............      254
  17     Eli Lilly & Co. ......................      982
  17     Gilead Sciences, Inc. (b) ............      544
   4     Guidant Corp. (b) ....................      112
  12     HCA-The Healthcare Corp. .............      571
  15     IDEC Pharmaceuticals Corp. (b) .......      523
  22     King Pharmaceuticals, Inc. (b) .......      498
   9     McKesson HBOC, Inc. ..................      304

Shares            Security Description            Value
------   --------------------------------------  -------
Common Stocks, continued:
Health Care, continued:
  22     MedImmune, Inc. (b) ..................  $   571
  21     Medtronic, Inc. ......................      903
  43     Pfizer, Inc. .........................    1,512
  22     Pharmacia Corp. ......................      831
  27     Protein Design Labs, Inc. (b) ........      295
  18     Schering-Plough Corp. ................      444
  10     Universal Health Services, Inc., Class
           B (b) ..............................      505
  17     Waters Corp. (b) .....................      450
  19     Wyeth ................................      970
   6     Zimmer Holdings, Inc. (b) ............      221
                                                 -------
  Total Common Stocks                             14,762
                                                 -------
Investment Companies (2.0%):
 304     One Group Prime Money Market, Class I
            ...................................      304
                                                 -------
  Total Investment Companies                         304
                                                 -------
Total (Cost $16,944)(a)                          $15,066
                                                 =======

------------
Percentages indicated are based on net assets of $15,096.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $   698
                   Unrealized depreciation......................   (2,576)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $(1,878)
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       83
                                                                          Report

One Group International Equity Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks (91.8%):
Argentina (0.1%):
      56    Banco Frances Rio SA .............  $     26
      36    Grupo Financiero Galicia ARS
              (b) ............................        19
     482    PC Holdings SA ...................       279
      16    Siderar SA, Class A (b) ..........         9
     254    Siderca SA .......................       426
      44    Telecom Argentina SA-SP ADR
              (b) ............................        29
     125    Transportadora de Has Del Sur ....        16
       8    YPF Sociedad Anonima .............        94
                                                --------
                                                     898
                                                --------
Australia (3.3%):
      74    Amcor Ltd. .......................       341
     114    Amp Ltd. .........................     1,003
      83    Australian Gas Light Co. .........       461
      85    Boral Ltd. .......................       180
      99    Brambles Industries Ltd. .........       525
     321    Broken Hill Proprietary Co.,
              Ltd. ...........................     1,858
      91    Coca-Cola Amatil Ltd. ............       324
     139    Coles Myer Ltd. ..................       517
     120    Commonwealth Bank of Australia ...     2,218
      44    Computershare Ltd. ...............        54
      14    CSL Ltd. .........................       250
     106    CSR Ltd. .........................       381
     178    Foster's Brewing Group Ltd. ......       471
      64    Futuris Corp., Ltd. ..............        49
     224    General Property Trust ...........       354
     286    Goodman Fielder Ltd. .............       268
      38    Iluka Resources Ltd. .............       106
      71    James Hardie Industries Nv .......       257
      35    Leighton Holdings Ltd. ...........       205
      44    Lend Lease Corp. .................       260
     142    National Australia Bank Ltd. .....     2,821
     148    News Corp., Ltd. .................       806
      42    Onesteel Ltd. ....................        31
       9    Orica Ltd. .......................        46
      33    Origin Energy Ltd. ...............        62
      37    Pacific Dunlop Ltd. ..............       132
      22    Paperlinx Ltd. ...................        59
      73    QBE Insurance Group Ltd. .........       272
      36    Rio Tinto Ltd. ...................       683
      50    Santos Ltd. ......................       181
      82    Southcorp Holdings Ltd. ..........       244
     150    Stockland Trust Group ............       370
      36    Tabcorp Holdings Ltd. ............       255
     280    Telstra Corp., Ltd. ..............       733
      15    Wesfarmers Ltd. ..................       223
     200    Westfield Trust ..................       381
       7    Westfield Trust (b) ..............        14
     201    Westpac Banking Corp., Ltd. ......     1,829
     144    WMC Ltd. .........................       737

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Australia, continued:
      86    Woolworth Ltd. ...................  $    632
                                                --------
                                                  20,593
                                                --------
Austria (0.8%):
       6    Boehler Uddeholm .................       309
      11    BWT AG ...........................       260
       9    Flughafen Wien AG ................       299
       6    Mayr-Melnhof Karton AG ...........       418
      15    OMV AG ...........................     1,508
      16    Osterreichische
              Elekrizitaetswirtschafts-AG,
              Class A ........................     1,351
      11    Radex-Heraklith
              Industriebeteiligungs AG .......        84
       9    VA Technologie AG ................       225
      29    Wienerberger Baustoffindustrie
              AG .............................       508
                                                --------
                                                   4,962
                                                --------
Belgium (1.8%):
      16    Agfa Gevaert NV ..................       291
       4    Bekaert SA .......................       189
       6    Colrayt ..........................       281
       8    Electrabel SA ....................     1,902
     162    Fortis ...........................     3,477
      22    Groupe Bruxelles Lambert SA ......     1,154
      25    Interbrew Co. ....................       718
      29    Kredietbank NV ...................     1,175
       0    SA D'Ieteren NV ..................        72
      13    Solvay SA ........................       967
      36    Suez Lyonnaise Des Eaux Strip ....         0
      12    Total Fina SA, Strip .............         0
      19    UCB Cap Npv Ord ..................       686
       3    Union Miniere Group SA ...........       129
                                                --------
                                                  11,041
                                                --------
Brazil (0.4%):
     205    Ambev Cia Bebid ..................        27
       2    Brasil Telecom Participacoes SA
              ADR ............................        54
  43,175    Centrais Electricas Brasileiras
              SA .............................       445
   9,188    Centrais Geradoras do Sul do
              Brasil SA (b) ..................        13
     195    Cia Paulista de Forca e Luz ......         5
   4,228    Companhia Siderurgica Nacional ...        67
       5    Companhia Vidraria Santa Maria ...         0
     195    CPFL Geracao de Energia SA .......         0
   1,865    Embratel Participacoes SA ........         2
      10    Embratel Participacoes SA ADR ....         4
      33    Souza Cruz SA ....................       170
   2,130    Tele Centro Sul Participacoes ....        11
  10,727    Tele Norte Leste Participacoes ...        90
   4,045    Telefonica Data Brasil Holding
              (b) ............................         1
      28    Telefonica SA ADR (b) ............       688
      83    Telekom Austria AG (b) ...........       666

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       84
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Brazil, continued:
   3,244    Telesp Celular Participacoes .....  $      5
   4,045    Telesp Participacoes SA ..........        35
                                                --------
                                                   2,283
                                                --------
Canada (0.0%):
       3    Alcan Aluminum Ltd. ..............        96
                                                --------
Chile (0.2%):
       9    Banco de Santiago ADR ............       158
       9    Cristalerias de Chile ADR ........       140
      14    Embotelladora Andina SA ADR ......        88
       7    Embotelladora Andina SA, Series A
              ADR ............................        49
      23    Enersis SA ADR (b) ...............       131
      17    Madeco SA ADR (b) ................        15
      14    Masisa SA ADR ....................       114
       6    Quimica Y Minera Chile SA ADR ....       142
      35    Telecomunicaciones de Chile SA
              ADR ............................       426
       5    Vina Concho y Toro SA ADR ........       149
                                                --------
                                                   1,412
                                                --------
Denmark (1.1%):
       3    Bang & Olufsen Holding A/S .......        81
       3    Carlsberg A/S, Class B ...........       175
       0    D/S 1912, Class B ................       586
       0    D/S Svendborg A/S, Class B .......       571
       9    Danisco A/S ......................       311
      75    Danske Bank ......................     1,372
      12    Falck A/S ........................       415
       6    FLS Industries A/S, Class B ......        75
      41    GN Store Nord A/S (GN Great
              Nordic) ........................       149
       7    ISS A/S (b) ......................       354
      63    Nordic Baltic Holding AB .........       343
      43    Novo Nordisk A/S .................     1,422
       9    Novozymes A/S, Class B (b) .......       208
      23    Tele Danmark A/S, Class B ........       630
                                                --------
                                                   6,692
                                                --------
Finland (0.7%):
       2    AvestaPolarit Oyj Abp ............         9
       6    FNM Instrumentarium ..............       161
      55    Nokia Corp., ADR .................       796
     141    Nokia Oyj, Class A ...............     2,064
      20    Outokumpo Oy, Class A ............       242
       4    Pohjola Group, Class D PLC .......        63
      28    Sampo Insurance Co. ..............       215
      34    Sonera Group Oyj .................       130
       0    Tieto Corp., Class B .............        12
      10    UPM-Kymmene Corp. ................       381
                                                --------
                                                   4,073
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
France (8.6%):
      18    Accor SA .........................  $    714
     100    Alcatel Alsthom ..................       693
     127    AXA ..............................     2,323
      76    Banque Nationale de Paris ........     4,216
       7    BBVA Banco Frances SA (b) ........        10
       2    Beghin-Say (b) ...................        76
       6    BIC ..............................       250
      19    Bouygues SA ......................       521
      11    Cap Gemini Sogeti SA .............       433
      48    Carrefour SA .....................     2,617
       6    Casino Guichard-Perrachon ........       527
       2    Cereol (b) .......................        62
       2    Club Mediterranee SA .............        75
      25    Compagnie de Saint-Gobain ........     1,122
       3    Compagnie Francaise d'Etudes et de
              Construction Technip ...........       307
       9    Dassault Systems SA ..............       419
       6    Essilor International ............       246
      35    France Telecom SA ................       329
      11    Groupe Danone ....................     1,511
       1    Imetal SA ........................       191
       6    L'Air Liquide ....................       939
       8    L'Air Liquide, Registered Shares
              (c) ............................     1,203
      34    L'Oreal SA .......................     2,647
      10    Lafarge SA .......................     1,038
      11    Lagardere SCA ....................       481
      23    LVMH (Louis Vuitton Moet
              Hennessy) ......................     1,161
      14    Michelin, Class B, Registered
              Shares .........................       553
       0    Natexis SA .......................         6
       6    Pechiney SA, Class A .............       262
       6    Pernod-Ricard ....................       565
       8    Pinault Printemps Redoute SA .....       890
       2    Provimi (b) ......................        40
      17    Psa Peugeot Citroen ..............       881
      57    Rhone-Poulenc SA .................     4,060
       3    Sagem SA .........................       201
      37    Sanofi Synthelabo SA .............     2,251
      30    Societe Generale, Class A ........     1,957
      16    Sodexho Alliance SA ..............       597
      48    STMicroelectronics NV ............     1,204
      90    Suez Lyonnaise Des Eaux SA .......     2,394
      12    Thomson CSF ......................       491
      64    Total SA, Class B (c) ............    10,343
       6    Valeo SA .........................       258
       4    Vinci ............................       249
      74    Vivendi Universal SA .............     1,604
                                                --------
                                                  52,917
                                                --------
Germany (10.6%):
       8    Adidas AG ........................       621
      25    Allianz AG .......................     5,068

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       85
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Germany, continued:
       2    AMB Aachener und Muenchener
              Beteiligungs AG ................  $    243
      85    BASF AG ..........................     3,948
     109    Bayer AG .........................     3,467
      70    Bayerische Vereinsbank AG ........     2,281
       9    Beiersdorf AG, Series ABC ........     1,079
       8    Carbon AG (b) ....................       139
       3    CKAG Colonia Konzern AG ..........       200
      20    Continental AG ...................       349
     138    Daimler-Chrysler AG ..............     6,659
      84    Deutsche Bank AG, Registered
              Shares .........................     5,854
     313    Deutsche Telekom AG ..............     2,939
       5    Douglas Holding AG ...............       110
      34    Elan Corp., PLC (b) ..............       188
       6    Heidelberger Zement AG ...........       309
      12    Karstadt Quelle AG ...............       301
      12    Linde AG .........................       628
      41    Lufthansa AG .....................       570
      20    Man AG ...........................       429
      18    Merck KGaA .......................       477
      27    Metro AG .........................       838
       1    Metro AG (b) .....................        14
      14    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares .........................     3,380
      24    Preussag AG ......................       590
      59    RWE AG ...........................     2,332
      35    SAP AG ...........................     3,437
      28    Schering AG ......................     1,780
     138    Siemens AG .......................     8,276
      68    Thyssen Krupp AG .................     1,047
      94    VEBA AG ..........................     5,505
      43    Volkswagen AG ....................     2,102
                                                --------
                                                  65,160
                                                --------
Greece (0.6%):
      12    Alpha Credit Bank SA .............       166
      12    Attica Enterprises (b) ...........        42
      14    Bank of Piraeus ..................       101
       8    Commercial Bank of Greece SA .....       167
      14    Eurobank .........................       193
       3    Fourlis SA .......................        11
       9    Hellenic Bottling Co., SA ........       152
       8    Hellenic Petroleum SA ............        49
      28    Hellenic Telecommunication
              Organization ...................       448
       8    Intracom SA ......................        72
       6    Lambrakis Press SA ...............        17
      38    National Bank of Greece SA .......       810
      24    Panafon Hellenic Telecom SA ......       121
       2    Papastratos Cigarette Co. ........        34

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Greece, continued:
      80    Public Power Corp., Registered
              Shares GDR (b) .................  $  1,043
       3    Titan Cement Co. .................       118
                                                --------
                                                   3,544
                                                --------
Hong Kong (2.0%):
      72    Bank of East Asia Ltd. ...........       144
     120    Beijing Datang Power Generation
              Ltd. ...........................        53
     248    Cathay Pacific Airways Ltd. ......       380
     499    China Mobile Ltd. (b) ............     1,478
     145    Citic Pacific Ltd. ...............       314
     202    CLP Holdings Ltd. ................       804
     240    Denway Motors Ltd. ...............        68
      88    Hang Seng Bank Ltd. ..............       942
     447    Hong Kong & China Gas Co.,
              Ltd. ...........................       593
     321    HSBC Holdings PLC ................     3,690
     126    Huaneng Power International,
              Inc. ...........................       103
     210    Hutchison Whampoa Ltd. ...........     1,569
      22    Hysan Development Co., Ltd. ......        21
     226    Johnson Electric Holdings ........       268
     408    Legend Holdings Ltd. .............       149
      68    Li & Fung Ltd. ...................        92
     588    Pacific Century Cyberworks Ltd.
              (b) ............................       139
   1,200    Petrochina Co., Ltd. .............       255
      18    Shangri-La Asia Ltd. .............        15
     103    Sino Land Co. ....................        39
      62    Sun Hung Kai Properties Ltd. .....       471
     143    Sunevision Holdings Ltd. (b) .....        27
      45    Swire Pacific Ltd., Class A ......       230
     250    Tan Chong International Ltd. .....        39
      75    Television Broadcasts Ltd. .......       319
      30    Wharf Holdings ...................        71
                                                --------
                                                  12,273
                                                --------
Hungary (0.4%):
       4    Danubius Hotel and SpA Rt ........        63
       8    Gedeon Richter Rt ................       435
     270    Matav Rt .........................       864
      22    MOL Magyar Olaj-Es Gazipari Rt ...       424
     108    OTP Bank Rt ......................       850
                                                --------
                                                   2,636
                                                --------
India (0.7%):
      74    Arvind Mills Ltd. GDR (b) ........        26
       3    Ashok Leyland Ltd. GDR (b) .......        19
      21    Bajaj Auto Ltd. GDR ..............       213
      22    Bombay Dye & Manufacturing Co.
              GDR ............................        20
      89    Century Textile & Industries Ltd.
              GDR ............................       105
      14    East India Hotels Ltd. GDR .......        65
      12    Grasim Industries Ltd. GDR .......        79

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       86
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
India, continued:
      30    Grasim Industries Ltd. GDR .......  $    201
      19    Great Eastern Shipping Co. GDR ...        70
      53    Gujarat Ambuja Cements Ltd.
              GDR ............................       220
       7    Hexaware GDR (b) .................         4
      17    Hindalco Industries Ltd. GDR .....       250
      10    ICICI Bank Ltd. ADR ..............        71
      56    India Cements Ltd. GDR ...........        35
      23    Indian Aluminum Co., Ltd. GDR ....        39
      19    Indian Hotels Co., Ltd. GDR ......        80
      10    Indian Petrochemicals Corp., Ltd.
              GDR ............................        88
      41    Indian Rayon & Industries Ltd. GDR
              (b) ............................        74
      95    Indo Gulf Fertilizers and
              Chemicals Corp., Ltd. GDR
              (b) ............................       109
      11    Infosys Technologies Ltd. ........       543
      17    ITC Ltd. GDR .....................       231
      28    Larsen & Toubro Ltd. GDR .........       204
      24    Mahanagar Telephone ADR (b) ......       138
       8    Mahindra & Mahindra Ltd. GDR
              (b) ............................        17
      20    Ranbaxy Laboratories Ltd. GDR ....       391
       8    Raymond Ltd. GDR .................        33
      61    Reliance Industries Ltd. GDR .....       744
      20    State Bank of India GDR ..........       227
      20    Steel Authority of India Ltd. GDR
              (b) ............................        70
      16    Tata Engineering & Locomotive Co.,
              Ltd. GDR (b) ...................        51
      25    United Phosphorus Ltd. GDR .......        71
                                                --------
                                                   4,488
                                                --------
Ireland (0.7%):
     105    Allied Irish Banks PLC ...........     1,385
      24    Allied Irish Banks PLC ...........       323
      17    CRH PLC ..........................       277
      28    CRH PLC ..........................       476
       7    DCC PLC ..........................        81
      67    Independent Newspapers PLC .......       133
       1    Iona Technologies PLC (b) ........         8
      38    Irish Life & Permanent PLC .......       556
      17    Kerry Group, Class A PLC .........       252
      77    Ryanair Holdings PLC (b) .........       475
     105    Smurfit (Jefferson) Group ........       321
                                                --------
                                                   4,287
                                                --------
Israel (0.5%):
       0    Africa-Israel Investments Ltd.
              (b) ............................        31
       1    Agis Industries Ltd. (b) .........         5
       2    American Israeli Paper Mills .....        51
     229    Bank Hapoalim Ltd. ...............       360
     340    Bezeq Israeli Telecom Co. (b) ....       338
       5    Check Point Software Technologies
              Ltd. (b) .......................        68
       9    Clal Insurance Enterprise
              Holdings .......................       105

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Israel, continued:
      13    ECI Telecommunications (b) .......  $     40
       6    Elco Holdings Ltd. (b) ...........        41
      80    First International Bank of
              Israel, Class 1 ................        54
      20    First International Bank of
              Israel, Class 5 ................        65
       3    Gilat Satellite Networks Ltd.
              (b) ............................         3
       7    IDB Holding Corp., Ltd. (b) ......       119
      49    Industrial Buildings Corp. .......        43
     278    Israel Chemicals Ltd. ............       278
       0    Israel Corp. Ltd. (b) ............        12
       1    Israel Corp., Ltd. (b) ...........        84
       0    Israel Petrochemical
              Enterprises ....................         1
       6    Koor Industries ADR (b) ..........        30
      94    Makhteshim Agan Industries .......       138
      22    Osem Investment Ltd. .............       180
       1    Property & Building Corp.,
              Ltd. ...........................        47
       8    Scitex Corp., Ltd. (b) ...........        17
      11    Super-Sol Ltd. ADR ...............       175
      11    Teva Pharmaceutical ADR ..........       761
                                                --------
                                                   3,046
                                                --------
Italy (6.9%):
     230    Alitalia SpA (b) .................       149
     206    Assicurazioni Generali SpA .......     4,882
     150    Banca Intesa SpA .................       332
      82    Banca Popolare di Milano .........       333
     212    Bancario San Paolo di Torino .....     2,131
     759    Banco Ambrosiano Veneto SpA ......     2,317
     296    Bipop-Carire SpA .................       399
      44    Bulgari SpA ......................       275
     351    Enel Spa .........................     2,013
     588    Eni Spa ..........................     9,344
      60    Fiat SpA .........................       750
      18    Fiat SpA (Non-convertible) .......       152
      32    Italcementi SpA ..................       315
      51    Italgas SpA ......................       562
      37    La Rinascente SpA ................       142
      13    Marzotto (Gaetano) & Figli SpA ...        98
     147    Mediaset SpA .....................     1,141
     126    Mediobanca SpA ...................     1,162
      49    Mondadori (Arnoldo) Editore
              SpA ............................       327
     115    Parmalat Finanziaria SpA .........       355
     283    Pirelli SpA ......................       302
      92    Riuniune Adriatici de Sicurta
              SpA ............................     1,237
   1,093    Seat Pagine Gialle SpA (b) .......       801
      95    Sirti SpA ........................        92
      86    Snam Rete Gas SpA ................       253
      62    Snia SpA .........................       126
     511    Telecom Italia Mobile SpA ........     3,999

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       87
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Italy, continued:
     775    Telecom Italia Mobile SpA di
              Risp ...........................  $  3,177
      40    Telecom Italia SpA ...............       152
     324    Telecom Italia SpA ...............     1,716
      35    Tiscali SpA (b) ..................       214
     698    Unicredito Italiano SpA ..........     3,159
                                                --------
                                                  42,407
                                                --------
Japan (28.5%):
      54    77th Bank Ltd. ...................       213
      14    Acom Co., Ltd. ...................       926
      10    Advantest Corp. ..................       641
      70    Ajinomoto Co., Inc. ..............       751
      28    Alps Electric Co., Ltd. ..........       354
      38    Amada Co., Ltd. ..................       184
      25    Amano Corp. ......................       180
       9    Aoyama Trading Co., Ltd. .........       101
      79    Asahi Breweries Ltd. .............       661
     166    Asahi Chemical Industry Co.,
              Ltd. ...........................       553
     124    Asahi Glass Co., Ltd. ............       793
       5    Autobacs Seven Co., Ltd. .........       153
     136    Bank of Yokohama Ltd. ............       579
      12    Benesse Corp. ....................       217
     122    Canon, Inc. ......................     4,611
      44    Casio Computer Co., Ltd. .........       215
       0    Central Japan Railway Co. ........       731
     113    Chichibu Onoda Cement Co. ........       210
      28    Chugai Pharmaceutical Co.,
              Ltd. ...........................       335
      63    Citizen Watch Co., Ltd. ..........       424
      24    Credit Saison Co., Ltd. ..........       567
      11    CSK Corp. ........................       392
      98    Dai Nippon Printing Co., Ltd. ....     1,301
      34    Dai-Ichi Pharmaceuticals .........       621
      53    Daicel Chemical Industries
              Ltd. ...........................       181
      56    Daiei, Inc. (b) ..................        96
      20    Daifuku Co., Ltd. ................        84
      30    Daikin Industries Ltd. ...........       549
      37    Daimura, Inc. ....................       170
     103    Dainippon Ink & Chemicals,
              Inc. ...........................       221
      20    Daito Trust Construction Co.,
              Ltd. ...........................       382
      64    Daiwa House Industry Co., Ltd. ...       391
     161    Daiwa Securities Co., Ltd. .......     1,044
      56    Denki Kagaku Kogyo Kabushiki
              Kaisha .........................       178
      84    Denso Corp. ......................     1,314
      45    Dianippon Screen Manufacturing
              Co., Ltd. ......................       233
       0    East Japan Railway Co. ...........     2,031
      37    Ebara Corp. ......................       199
      36    Eisai Co., Ltd. ..................       925
      15    Fanuc Co., Ltd. ..................       763
      57    Fuji Photo Film Co., Ltd. ........     1,840
       0    Fuji Television Network, Inc. ....       289

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Japan, continued:
      48    Fujikura Ltd. ....................  $    175
     217    Fujitsu Ltd. .....................     1,514
      82    Furukawa Electric Co., Ltd. ......       314
      81    Gunma Bank Ltd. ..................       374
      31    Gunze Ltd. .......................       132
      30    Hankyu Department Stores, Inc. ...       228
       6    Hirose Electric Co., Ltd. ........       514
     356    Hitachi Ltd. .....................     2,302
     171    Hitachi Zosen Corp. (b) ..........       100
      81    Honda Motor Co., Ltd. ............     3,292
      15    House Foods Corp. ................       146
      17    Hoya Corp. .......................     1,244
      25    Isetan Co., Ltd. .................       252
      59    Ishihara Sangyo Kaisha Ltd.
              (b) ............................        93
      46    ITO-Yokado Co., Ltd. .............     2,303
     171    Itochu Corp. .....................       599
     114    Japan Airlines Co., Ltd. .........       321
     155    Japan Energy Corp. ...............       235
      32    JGC Corp. ........................       227
      33    JUSCO Co., Ltd. ..................       881
     118    Kajima Corp. .....................       335
      31    Kamigumi Co., Ltd. ...............       130
      91    Kanebo Ltd. (b) ..................       155
      43    Kaneka Corp. .....................       300
     120    Kansai Electric Power Co.,
              Inc. ...........................     1,889
      75    Kao Corp. ........................     1,727
     177    Kawasaki Heavy Industries Ltd.
              (b) ............................       226
      97    Kawasaki Kisen Kaisha Ltd. .......       135
     364    Kawasaki Steel Corp. .............       474
      95    Keihin Electric Express Railway
              Co., Ltd. ......................       429
      24    Kikkoman Corp. ...................       151
      45    Kinden Corp. .....................       214
     197    Kinki Nippon Railway Co., Ltd. ...       644
     109    Kirin Brewery Co., Ltd. ..........       764
      20    Kokuyo Co., Ltd. .................       211
     116    Komatsu Ltd. .....................       415
      10    Komori Corp. .....................       125
      16    Konami Co., Ltd. .................       340
      40    Konica Corp. .....................       259
      29    Koyo Seiko Co., Ltd. .............       144
     160    Kubota Corp. .....................       487
      46    Kuraray Co., Ltd. ................       301
      18    Kurita Water Industries Ltd. .....       222
      20    Kyocera Corp. ....................     1,424
      49    Kyowa Hakko Kogyo Co., Ltd. ......       266
      17    Makita Corp. .....................       110
      41    Marui Co., Ltd. ..................       520
     244    Matsushita Electric Industrial
              Co., Ltd. ......................     3,328
      42    Meiji Milk Products Co., Ltd. ....       116

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       88
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Japan, continued:
      40    Meiji Seika Kaisha Ltd. ..........  $    143
       0    Millea Holdings, Inc. (b) ........     1,437
      44    Minebea Co., Ltd. ................       258
     232    Mitsubishi Chemical Corp. ........       540
     171    Mitsubishi Corp. .................     1,237
     251    Mitsubishi Electric Corp. ........     1,127
     140    Mitsubishi Estate Co., Ltd. ......     1,145
      68    Mitsubishi Gas Chemical Co.,
              Inc. ...........................       124
     396    Mitsubishi Heavy Industries
              Ltd. ...........................     1,199
      30    Mitsubishi Logistics Corp. .......       204
     135    Mitsubishi Materials Corp. .......       268
      34    Mitsubishi Paper Mills Ltd. ......        50
     101    Mitsubishi Rayon Co., Ltd. .......       329
       1    Mitsubishi Tokyo Financial Group,
              Inc. ...........................     3,849
     182    Mitsui & Co., Ltd. ...............     1,218
     118    Mitsui Engineering & Shipbuilding
              Co., Ltd. (b) ..................       148
     100    Mitsui Fudosan Co., Ltd. .........       884
     182    Mitsui Marine & Fire Insurance
              Co., Ltd. ......................       979
      68    Mitsui Mining & Smelting Co.,
              Ltd. ...........................       203
      59    Mitsukoshi Ltd. ..................       175
       1    Mizuho Holdings, Inc. ............     1,558
      14    Mori Seiki Co., Ltd. .............       128
      37    Murata Manufacturing Co., Ltd. ...     2,364
       8    Namco Ltd. .......................       151
     183    NEC Corp. ........................     1,273
      48    NGK Insulators Ltd. ..............       380
      31    NGK Spark Plug Co., Ltd. .........       235
      49    Nichirei Corp. ...................       157
     172    Nikko Securities Co., Ltd. .......       868
      39    Nikon Corp. ......................       432
      13    Nintendo Co., Ltd. ...............     1,973
      19    Nippon Comsys Corp. ..............       105
     123    Nippon Express Co., Ltd. .........       652
      42    Nippon Meat Packers, Inc. ........       526
     196    Nippon Oil Co. ...................     1,014
      67    Nippon Sheet Glass Co., Ltd. .....       226
      24    Nippon Shokubai K.K. Co. .........       121
     777    Nippon Steel Co. .................     1,212
       0    Nippon Telegraph and Telephone
              Corp. (c) ......................     1,876
       0    Nippon Unipac Holding ............       644
     135    Nippon Yusen Kabushiki Kaisha ....       465
      39    Nishimatsu Construction ..........       121
     325    Nissan Motor Co., Ltd. (b) .......     2,251
      42    Nisshinbo Industries, Inc. .......       195
      14    Nissin Food Products Co., Ltd. ...       278
      21    Nitto Denko Corp. ................       698
     235    Nomura Securities Co., Ltd. ......     3,451
      19    Noritake Co., Ltd. ...............        72

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Japan, continued:
      69    NSK Ltd. .........................  $    287
      63    NTN Corp. ........................       247
       4    NTT Mobile Communication .........     9,824
      81    Obayashi Corp. ...................       230
       0    Odakyu Electric Railway Co.,
              Ltd. ...........................         0
     106    Oji Paper Co., Ltd. ..............       608
      38    Okumura Corp. ....................       119
      25    Olympus Optical Co., Ltd. ........       349
      40    Omron Corp. ......................       579
      22    Onward Kashiyama Co., Ltd. .......       216
      11    Orix Corp. .......................       863
     290    Osaka Gas Co., Ltd. ..............       690
      19    Pioneer Electronic Corp. .........       340
      14    Promise Co., Ltd. ................       705
      99    Ricoh ............................     1,714
      16    Rohm Co., Ltd. ...................     2,328
      22    Sanden Corp. .....................        79
      55    Sankyo Co., Ltd. .................       748
       8    Sanrio Co., Ltd. .................        73
     229    Sanyo Electric Co., Ltd. .........       999
      36    Sapporo Breweries Ltd. ...........        96
      30    Secom Co., Ltd. ..................     1,472
      17    Sega Enterprises Ltd. (b) ........       406
      27    Seino Transportation Co., Ltd. ...       167
      31    Seiyu Ltd. (b) ...................       120
      69    Sekisui Chemical Co., Ltd. .......       236
      85    Sekisui House Ltd. ...............       625
      52    Seven-Eleven Japan Ltd. ..........     2,048
     127    Sharp Corp. ......................     1,613
       7    Shimachu Co., Ltd. ...............       120
      16    Shimano, Inc. ....................       217
      97    Shimizu Corp. ....................       320
      46    Shin-Etsu Chemical Co. ...........     1,994
      33    Shionogi & Co., Ltd. .............       421
      48    Shisiedo Co., Ltd. ...............       640
     133    Showa Denko K.K. (b) .............       216
      14    Skylark Co., Ltd. ................       322
       8    SMC Corp. ........................       910
      57    Snow Brand Milk Products Co.,
              Ltd. ...........................        60
      26    Softbank Corp. ...................       361
     114    Sony Corp. (c) ...................     6,005
     436    Sumitomo Bank Ltd. ...............     2,128
     177    Sumitomo Chemical Co. ............       805
     123    Sumitomo Corp. ...................       745
      85    Sumitomo Electric Industries
              Ltd. ...........................       589
      26    Sumitomo Forestry Co., Ltd. ......       156
     113    Sumitomo Heavy Industries Ltd.
              (b) ............................       122
      73    Sumitomo Metal Mining Co.,
              Ltd. ...........................       330
      59    Sumitomo Osaka Cement Co.,
              Ltd. ...........................        88
      43    Taisho Pharmaceutical Co. ........       662

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       89
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Japan, continued:
      17    Taiyo Yuden Co., Ltd. ............  $    278
      25    Takara Shuzo Co., Ltd. ...........       171
      39    Takashimaya Co., Ltd. ............       227
     102    Takeda Chemical Industries
              Ltd. ...........................     4,476
      11    Takefuji Corp. ...................       759
      14    Takuma Co., Ltd. .................       108
     105    Teijin Ltd. ......................       357
      76    Teikoku Oil Co., Ltd. ............       304
      19    TKD Corp. ........................       897
     116    Tobu Railway Co., Ltd. ...........       324
      23    Toho Co. .........................       264
      90    Tohoku Electric Power Co.,
              Inc. ...........................     1,267
      17    Tokyo Broadcasting System,
              Inc. ...........................       381
     159    Tokyo Electric Power Co., Ltd. ...     3,266
      19    Tokyo Electron Ltd. ..............     1,245
     340    Tokyo Gas Co., Ltd. ..............       945
      14    Tokyo Style Co., Ltd. ............       128
     136    Tokyu Corp. ......................       526
      91    Toppan Printing Co., Ltd. ........       946
     171    Toray Industries, Inc. ...........       458
     346    Toshiba Corp. ....................     1,409
      77    Tosoh Corp. ......................       247
      44    Tostem Corp. .....................       751
      48    Toto Ltd. ........................       222
      26    Toyo Seikan Kaisha Ltd. ..........       341
     118    Toyobo Ltd. ......................       180
     303    Toyota Motor Corp. (c) ...........     8,033
       3    Trans Cosmos, Inc. ...............        75
     116    Ube Industries Ltd. ..............       181
       0    UFJ Holdings, Inc. ...............       939
       9    Uni-Charm Corp. ..................       319
      22    UNY Co., Ltd. ....................       249
      18    Wacoal Corp. .....................       149
      22    Yamaha Corp. .....................       214
      39    Yamanouchi Pharmaceutical Co.,
              Ltd. ...........................     1,020
      50    Yamato Transport Co., Ltd. .......       911
      27    Yamazaki Baking Co., Ltd. ........       151
      49    Yokogawa Electric Corp. ..........       380
                                                --------
                                                 174,723
                                                --------
Korea (0.1%):
       3    Samsung Electronics Co. ..........       684
                                                --------
Luxembourg (0.1%):
      24    Arcelor (b) ......................       343
                                                --------
Mexico (0.6%):
      32    Alfa SA de CV, Class A ...........        55
     658    America Movil SA de CV ...........       441
      13    Apasco SA de CV ..................        76

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Mexico, continued:
      26    Cemex SA de CV, Series CPO .......  $    137
       1    Cemex SA de OV ADR (b) ...........         0
     209    Cifra SA de CV, Series V .........       569
      11    Compania Cervezas Unidas SA ADR ..       175
      39    Controladora Comercial Mexicana SA
              de CV -- UB (b) ................         0
      25    Controladora Comercial Mexicana SA
              de CV -- UBC (b) ...............        15
      65    Desc SA de CV, Series B ..........        36
      60    Empresas ICA Sociedad Controladora
              SA de CV (b) ...................        15
      22    Empresas La Moderna SA de CV
              (b) ............................        16
      40    Fomento Economico Mexicano SA
              (b) ............................       157
      40    Grupo Carso SA de CV, Series A-1
              (b) ............................       119
      33    Grupo Continental SA .............        45
      35    Grupo Elektra SA de CV ...........        30
     240    Grupo Financiero Bancomer SA de
              CV, Class O (b) ................       196
      33    Grupo Mexico SA de CV, Class B ...        47
      85    Grupo Modelo SA, Series C ........       200
     160    Grupo Televisa SA, Series CPO
              (b) ............................       302
      32    Industrias Penoles SA, Series
              CP .............................        64
      65    Kimberly-Clark de Mexico SA de CV,
              Class A ........................       174
     166    Telefonos de Mexico SA, Series
              A ..............................       265
     328    Telefonos de Mexico SA, Series
              L ..............................       522
      30    Vitro SA .........................        33
                                                --------
                                                   3,689
                                                --------
Netherlands (2.6%):
      67    ABN AMRO Holding NV ..............     1,223
      47    Aegon NV .........................       990
      15    Akzo Nobel NV ....................       636
      20    ASM Lithography Holding NV (b) ...       317
      20    Corus Group PLC (b) ..............        26
      37    Elsevier NV ......................       497
      17    Heineken NV ......................       748
      84    ING Groep NV .....................     2,147
       2    KLM Royal Dutch Airlines (b) .....        29
      15    Koninklijke Ahold NV .............       318
      42    Koninklijke KPN NV (b) ...........       195
      58    Philips Electronics NV ...........     1,605
      90    Royal Dutch Petroleum Co. ........     4,999
      20    TNT Post Groep NV ................       458
      27    Unilever NV ......................     1,771
      17    Wolters Kluwer CVA ...............       324
                                                --------
                                                  16,283
                                                --------

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       90
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
New Zealand (0.3%):
     268    Carter Holt Harvey Ltd. ..........  $    258
      43    Fisher & Paykel Appliances &
              Holdings Ltd. ..................       190
      41    Fisher & Paykel Industries
              Ltd. ...........................       164
      98    Fletcher Building Ltd. ...........       131
     136    Fletcher Challenge Forestry Ltd.
              (b) ............................        16
     125    Lion Nathan Ltd. .................       340
     403    Telecom Corp. of New Zealand
              Ltd. ...........................       965
                                                --------
                                                   2,064
                                                --------
Norway (1.1%):
      18    Bergesen Dy ASA, Class A .........       384
     201    Den Norske Bank ASA ..............     1,094
      15    Elkem ASA ........................       328
      25    Frontline Ltd. (b) ...............       238
      70    Golar LNG Ltd. (b) ...............       429
      14    Hafslund ASA, Class A ............        73
      43    Hafslund ASA, Class B ............       162
      26    Kvaerner ASA, Class A (b) ........        24
      17    Leif Hoegh & Co., ASA ............       223
      30    Merkantildata ASA (b) ............        14
      20    Norsk Hydro ASA ..................       955
      30    Norske Skogsindustrier ORD ASA ...       556
      51    Orkla ASA, Series A ..............       986
      24    Petroleum Geo-Services ASA (b) ...        86
      16    Schibsted ASA ....................       192
      13    Smedvig ASA, Class A .............        83
      12    Smedvig ASA, Class B .............        65
      62    Storebrand ASA ...................       375
      77    Telenor ASA ......................       273
      43    Tomra Systems ASA ................       335
                                                --------
                                                   6,875
                                                --------
Philippines (0.3%):
   1,103    Ayala Land, Inc. .................       123
     710    DMCI Holdings, Inc. (b) ..........         2
     825    Filinvest Land, Inc. (b) .........        37
     137    International Container Terminal
              Services, Inc. .................         7
     149    Ionics Circuit, Inc. .............        18
      85    Manila Electric Co., Class B
              (b) ............................        50
     444    Metropolitan Bank & Trust Co. ....       296
   1,928    Petron Corp. .....................        65
      37    Philippine Long Distance Telephone
              Co. (b) ........................       271
      55    Philippine National Bank (b) .....        37
     219    San Miguel Corp., Class B ........       222
      33    Security Bank Corp. ..............         9
   3,802    SM Prime Holdings, Inc. ..........       415
   2,543    Southeast Asia Cement Holdings,
              Inc. (b) .......................         3

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Philippines, continued:
      35    Union Bank Philippines ...........  $     14
     330    Universal Robina Corp. ...........        30
                                                --------
                                                   1,599
                                                --------
Portugal (0.6%):
     184    Banco Commercial Portuguese ......       639
      14    Banco Espirito Santo e Commerical
              de Lisboa SA, Registered
              Shares .........................       164
       7    Banco Espirito Santo S/A (b) .....        79
     190    BPI-SGPS SA, Registered Shares ...       461
      63    Brisa Auto-Estradas ..............       354
      16    Cimpor-Cimentos de Portugal, SGPS
              SA .............................       304
     232    Electricidade de Portugal SA .....       449
      14    Estabelecimentos Jeronimo Martins
              & Filho SA (b) .................       100
     187    Portugal Telecom SA ..............     1,320
     112    Sonae SGPS SA ....................        63
                                                --------
                                                   3,933
                                                --------
Singapore (0.6%):
     106    Capitaland Ltd. ..................        92
      30    Chartered Semiconductor
              Manufacturing Ltd. (b) .........        61
      38    City Developments Ltd. ...........       123
       5    Creative Technology Ltd. .........        44
      21    Cycle & Carriage Ltd. ............        55
      50    DBS Group Holdings Ltd. ..........       351
      86    Keppel Corp. .....................       201
     176    Neptune Orient Lines Ltd. (b) ....       102
      63    Oversea Chinese Banking Corp.,
              Ltd. ...........................       414
     104    Parkway Holdings .................        51
      70    Singapore Airlines Ltd. ..........       512
      44    Singapore Press Holdings Ltd. ....       500
     501    Singapore Telecommunications
              Ltd. ...........................       388
      40    United Overseas Bank Ltd. ........       288
      30    Venture Manufacturing Ltd. .......       239
                                                --------
                                                   3,421
                                                --------
South Africa (0.5%):
      45    African Oxygen Ltd. ..............        58
      32    Amalgamated Banks of South Africa
              Ltd. ...........................       100
       3    Anglogold Ltd. ...................       153
       8    Anglovaal Industries Ltd. ........        11
       2    Astral Foods Ltd. ................         3
       9    Aveng Ltd. .......................         7
      13    Barlow Ltd. ......................        81
      31    Dimension Date Holdings PLC
              (b) ............................        19
      39    Driefontein Consolidated Ltd. ....       465
       1    Edgars Consolidated Stores
              Ltd. ...........................         4

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       91
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
South Africa, continued:
     342    Firstrand Ltd. ...................  $    254
      12    Imperial Holdings Ltd. (b) .......        66
       4    Investec Group Ltd. (b) ..........        65
      14    Iscor Ltd. (b) ...................        30
      14    Kumba Resources Ltd. (b) .........        65
      15    Liberty Life Association of Africa
              Ltd. ...........................        83
      18    Mih Holdings Ltd. (b) ............        14
      31    Murray & Roberts Holdings Ltd.
              (b) ............................        27
      19    Nampak Ltd. ......................        25
      10    Nasionale Pers Beperk Ltd., Series
              N ..............................        18
      13    Nedcor Ltd. ......................       147
      33    New Africa Capital Ltd. ..........        20
      13    Pepkor Ltd. ......................         5
      24    Rembrandt Group Ltd. (b) .........        40
      24    Remgro Ltd. ......................       160
      12    Rustenburg Platinum Holdings
              Ltd. ...........................       452
      13    Sappi Ltd. (b) ...................       176
      37    Sasol Ltd. .......................       396
      19    Shoprite Holdings Ltd. ...........        14
      33    South African Breweries Ltd. .....       264
      72    Sun International Ltd. (b) .......        11
       9    Tiger Oats Ltd. ..................        58
       6    Tradehold Ltd. (b) ...............         2
       4    Western Areas Gold Mining Ltd.
              (b) ............................        14
                                                --------
                                                   3,307
                                                --------
Spain (4.0%):
       8    Acerinox SA, Registered Shares ...       352
       6    ACS, Actividades de Construccion y
              Servicios SA ...................       209
       5    Altadis SA (b) ...................       103
      19    Autopistas Cesa ..................       211
     383    Banco Bilbao Vizcaya Argentina SA
              (c) ............................     4,330
     556    Banco Santander Central Hispano
              Americano SA ...................     4,413
      31    Benetton Group SpA ...............       360
      14    Corporacion Financiara Alba SA ...       312
      44    Corporacion Mapfre SA ............       348
      43    Empresa Nacional de Electricidad
              SA .............................       346
      99    Endesa SA ........................     1,440
      13    Fomento de Construcciones y
              Contratas SA ...................       309
      53    Gas Natural SDG SA ...............     1,028
      21    Grupo Dragados SA ................       374
     119    Iberdrola SA .....................     1,733
       8    Inmobiliaria Metro SA ............       160
       2    Puleva Biotech S/A (b) ...........         8
     174    Repsol SA ........................     2,046
      16    Sociedad General de Aquas de
              Barcelona SA ...................       193

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Spain, continued:
      18    Sol Melia SA .....................  $    137
      34    Tabacalera SA ....................       696
      18    Telefonica SA (b) ................       152
     544    Telefonica SA (b)(c) .............     4,564
      22    Telepizza SA (b) .................        25
      35    Union Electric Fenosa SA .........       643
      15    Vallehermoso SA ..................       144
                                                --------
                                                  24,636
                                                --------
Sweden (1.3%):
      11    Atlas Copco AB, Series A .........       267
      11    Drott AB .........................       130
      33    Electrolux AB, Series B ..........       671
     200    Ericsson AB ADR (b) ..............       288
      25    Gambro AB, Class A ...............       165
      45    Hennes & Mauritz AB, Class B .....       900
     450    LM Ericsson AB, Series B .........       680
      11    Netcom AB, Class B (b) ...........       204
     142    Nordic Baltic Holding AB .........       773
      68    Nordic Baltic Holding AB .........       368
      14    SAS AB (b) .......................        93
      34    Securitas AB, Class B ............       703
      21    Sek Skanska AB, Class B ..........       145
      54    Skandia Forsakrings AB ...........       244
      56    Skandiaviska Enskilda Banken,
              Class A ........................       586
       7    SKF AB, Series B .................       184
      19    Svenska Cellulosa AB, Series B ...       676
      54    Svenska Handelsbanken, Class A ...       828
       8    Trelleborg AB, Series B ..........        78
      14    Volvo AB, Class B ................       287
                                                --------
                                                   8,270
                                                --------
Switzerland (2.2%):
      31    ABB Ltd. (b) .....................       278
       7    Adecco SA ........................       387
      17    Compagnie Financiere Richemont UTS
              AG .............................       387
       8    Converium Holding AG (b) .........       413
      28    Credit Suisse Group (b) ..........       900
       0    Givaudan .........................        79
      10    Nestle SA ........................     2,308
      72    Novartis AG ......................     3,155
      18    Roche Holding AG .................     1,345
       5    Roche Holding AG Ords ............       535
       0    Societe Generale de Surveillance
              Holdings SA ....................       131
       8    Swiss Reinsurance Corp.,
              Registered Shares ..............       763
       1    Swisscom AG, Registered Shares ...       294

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       92
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Switzerland, continued:
       3    Syngenta AG ......................  $    203
      12    The Swatch Group AG, Registered
              Shares .........................       218
      34    UBS AG, Registered Shares (b) ....     1,694
       2    Zurich Financial Services AG .....       446
                                                --------
                                                  13,536
                                                --------
Thailand (0.8%):
     242    Advance Agro PCL (b) .............        99
     500    Bangkok Bank PCL (b) .............       825
     144    Electricity Generating PCL .......       143
     139    Hana Microelectronics PCL ........       236
      57    I.C.C. International PCL .........       255
     127    Italian-Thai Development PCL
              (b) ............................        93
     144    K.R. Precision PCL (b) ...........        10
     189    Nation Multimedia Group PCL
              (b) ............................        69
     282    Nation Multimedia Group PCL,
              Foreign Registered Shares
              (b) ............................       113
      20    Pizza PCL (b) ....................        21
     173    PTT Exploration & Production
              Public Co., Ltd. ...............       500
       6    Serm Suk PCL .....................        34
   1,242    Shin Corp., PCL (b) ..............       419
      31    Siam Cement PCL, Foreign
              Registered Shares ..............       803
   1,451    TelecomAsia Corp., PCL, Foreign
              Registered Shares (b) ..........       234
     800    Thai Farmers Bank (b) ............       641
   1,761    Thai Rung Union Car Public Co.,
              Ltd. ...........................       462
      73    Tipco Asphalt PCL (b) ............        66
     307    United Broadcasting Corp., PCL
              (b) ............................       121
                                                --------
                                                   5,144
                                                --------
Turkey (0.4%):
  10,347    Akcansa Cimento AS ...............        52
   3,743    Aksa Akrilik Kimya Sanayii AS ....        29
   4,880    Alarko Holding ...................        62
   7,036    Anadolu Efes Biracilik ve Malt
              Sanayii AS (b) .................       138
  31,110    Arcelik AS .......................       195
  15,158    AYGAS AS .........................        60
     931    Brisa Bridgestone Sabanci Lastik
              SAN, Sanayii ve Ticaret AS .....        15
   7,992    Cimsa Cimento Sanayii ve Ticaret
              AS .............................        30
     124    Cukurova Elektrik AS (b) .........         0
   7,048    Eczacibasi Ilac Sanayii ve Ticaret
              AS (b) .........................        37
  10,971    Eregli Demir ve Celik Fabrikalari
              Sanayii ve Ticaret AS (b) ......       109

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Turkey, continued:
   3,235    Goodyear Lastikleri Sanayii ve
              Ticaret AS (b) .................  $     16
   4,690    Ihlas Holding (b) ................         3
   5,119    Kordsa Kord Bezi Sanayii ve
              Ticaret AS .....................        15
   2,711    Migros Turk Sanayii ve Ticaret
              AS .............................       118
   1,525    Netas-Northern Elektrik
              Telekomunikasyon AS ............        23
  16,415    Otosan Otomobil Sanayii ve Ticaret
              AS (b) .........................       158
   1,071    Raks Elektronik Sanayii ve Ticaret
              AS (b) .........................         2
   3,237    Tat Konserve Sanayii ve Ticaret
              AS .............................        13
  24,603    Tofas Turk Otomobil Fabrikas
              Sanayii ve Ticaret AS (b) ......        64
  21,714    Trakya Cam Sanayii ...............        47
   5,667    Turk Demir Dokum Fabrikalari
              Sanayii ve Ticaret AS (b) ......         8
 242,700    Turkiye Garanti Bankasi Sanayii ve
              Ticaret AS (b) .................       301
      14    Turkiye Is Bankasi Sanayii ve
              Ticaret AS, Class B ............         5
 185,884    Turkiye Is Bankasi Sanayii ve
              Ticaret AS, Class C ............       480
  37,415    Vestel Elektronik Sanayii ve
              Ticaret (b) ....................        76
 232,062    Yapi ve Kredi Bankasi Sanayii ve
              Ticaret AS (b) .................       230
                                                --------
                                                   2,286
                                                --------
United Kingdom (8.4%):
      34    3I Group PLC .....................       352
      17    Abbey National PLC ...............       205
     791    Amoco PLC (c) ....................     6,647
      34    Anglo American PLC ...............       570
      70    Arm Holdings PLC (b) .............       156
      48    BAA PLC ..........................       436
     103    BAE Systems PLC ..................       523
     215    Barclays PLC .....................     1,809
      20    Barratt Developments PLC .........       128
      36    Bass PLC .........................       363
     146    BG Group PLC .....................       637
      44    Boots Co., PLC ...................       433
      43    Brambles Industries PLC ..........       217
      14    British Aerospace PLC (b) ........         7
      57    British Airways PLC ..............       160
      58    British American Tobacco PLC .....       620
      29    British Land Co., PLC ............       246
      50    British Sky Broadcasting Group PLC
              (b) ............................       481

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       93
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
United Kingdom, continued:
     306    British Telecommunications Group
              PLC (b) ........................  $  1,175
      88    Cable & Wireless PLC .............       225
      85    Cadbury Schweppes PLC ............       634
      35    Canary Wharf Group PLC (b) .......       237
     144    Centrica PLC .....................       446
      97    Chubb PLC (b) ....................       232
      72    Commercial Union PLC .............       579
      78    Compass Group PLC ................       475
     189    Corus Group PLC (b) ..............       243
     135    Diageo PLC .......................     1,758
      76    Dixons Group PLC .................       221
      29    Electrocomponents PLC ............       164
      54    EMI Group PLC ....................       204
     200    Energis PLC (b) ..................         5
      43    GKN PLC ..........................       203
     217    Glaxosmithkline PLC (c) ..........     4,697
     167    Granada Compass PLC ..............       284
      41    Great Universal Stores PLC .......       377
      47    Hanson PLC .......................       339
     115    Hays PLC .........................       271
     140    HBOS PLC .........................     1,514
      57    Imperial Chemical Industries
              PLC ............................       275
     175    Invensys PLC .....................       237
      81    J Sainsbury PLC ..................       437
     163    Kidde PLC (b) ....................       214
      44    Kingfisher PLC ...................       210
      69    Ladbroke Group PLC ...............       241
      21    Land Securities PLC ..............       276
     135    Lattice Group PLC ................       351
     189    Legal & General Group PLC ........       376
     194    Lloyds TSB Group PLC .............     1,929
      38    Logica PLC .......................       116
      80    Marks & Spencer Group PLC ........       456
      99    Marks & Spencer Group, Class B PLC
              (b) ............................       104
      57    Misys PLC ........................       209
     161    MMO2 PLC (b) .....................       103
      79    National Grid Group PLC ..........       563
      50    National Power PLC (b) ...........       128
      29    Nycomed Amersham PLC .............       258
      43    P & O Princess Cruises PLC (b) ...       271
      36    Pearson PLC ......................       354
      45    Peninsular & Oriental Steam
              Navigation Co., PLC ............       164
      54    Pilkington PLC ...................        77
      77    Prudential Corp., PLC ............       705
      21    Railtrack Group PLC ..............        70
      38    Rank Group PLC ...................       154
      52    Reed International PLC ...........       498
      97    Rentokil Initial PLC .............       395

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
United Kingdom, continued:
      65    Reuters Group PLC ................  $    342
      32    Rexam PLC ........................       206
      43    Rio Tinto PLC ....................       779
      29    Rolls-Royce PLC ..................        72
      34    Royal Bank of Scotland Coupons
              (b) ............................        42
      97    Royal Bank of Scotland Group
              PLC ............................     2,761
      15    Schroders PLC ....................       135
      56    Scottish Power PLC ...............       299
      33    Smiths Industries PLC ............       429
      30    Taylor Woodrow PLC ...............        83
     294    Tesco PLC ........................     1,069
      83    The Sage Group PLC ...............       215
     276    Thus Group PLC (b) ...............        51
     100    Unilever PLC .....................       908
   2,526    Vodaphone Group PLC ..............     3,465
      47    Woolworths Group PLC .............        29
      49    WPP Group PLC ....................       414
      68    Zeneca PLC .......................     2,818
                                                --------
                                                  51,561
                                                --------
  Total Common Stocks                            565,162
                                                --------
Corporate Bonds (0.0%):
Spain (0.0%):
 $    65    Banco Santander, 2.00%, 10/1/03 ..        62
                                                --------
United Kingdom (0.0%):
      19    BG Transco Holdings PLC, 7.06%,
              12/14/09* ......................        29
      19    BG Transco Holdings PLC, 4.19%,
              12/14/22* ......................        35
      19    BG Transco Holdings PLC, 7.00%,
              12/16/24 .......................        31
                                                --------
                                                      95
                                                --------
  Total Corporate Bonds                              157
                                                --------
iShares (2.0%):
Germany (0.2%):
      68    MSCI Germany Index Fund ..........       989
                                                --------
Hong Kong (0.1%):
      70    MSCI Hong Kong Index Fund ........       622
                                                --------
Japan (0.5%):
     380    MSCI Japan Index Fund ............     3,203
                                                --------
Korea (0.5%):
     138    MSCI South Korea .................     3,021
                                                --------
Singapore (0.0%):
      15    MSCI Singapore Free Index Fund ...        79
                                                --------
Taiwan (0.7%):
     430    MSCI Taiwan Index Fund ...........     4,456
                                                --------
  Total iShares                                   12,370
                                                --------

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       94
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Preferred Stocks (1.0%):
Australia (0.1%):
     192    News Corp., Ltd. .................  $    881
                                                --------
Brazil (0.7%):
   1,035    Ambev Cia Bebid ..................       161
     100    Aracruz Celulose SA ..............       200
  69,398    Banco Bradesco SA ................       274
   2,485    Banco do Estado De SA ............        83
   8,230    Banco Itau SA ....................       459
  55,695    Bradespar SA (b) .................        11
  20,012    Centrais Electricas Brasilieras
              SA .............................       189
   6,114    Companhia Brasileira de
              Distribuicao Grupo Pao de
              Acucar .........................       108
   3,835    Companhia Energetica de Minas
              Gerais .........................        43
     126    Companhia Paulista de Forca e
              Luz ............................         4
      29    Companhia Vale do Rio Doce, Series
              A ..............................       733
     140    CPFL Geracao de Energia ..........         0
  10,020    Embratel Participacoes SA ........         5
       8    Marcopolo SA .....................        10
      59    Petroleo Brasileiro SA ...........     1,025
      10    Petroleo Brasileiro SA ADR .......       167
   9,577    Tele Centro Sul Participacoes ....        53
  13,410    Tele Norte Leste Participacoes ...       134
  27,580    Telesp Celular Participacoes .....        43
   3,218    Uniao de Bancos Brasileir ........        45
   5,000    Votorantim Celulose e Papel SA ...       184
                                                --------
                                                   3,931
                                                --------
Germany (0.2%):
       2    Man AG Vorzugsaktien .............        36
      11    RWE AG ...........................       340
      16    Volkswagen AG ....................       521
                                                --------
                                                     897
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Preferred Stocks, continued:
Italy (0.0%):
      24    Fiat SpA .........................  $    210
                                                --------
  Total Preferred Stocks                           5,919
                                                --------
Rights (0.0%):
Brazil (0.0%):
      11    Vale Do Rio Doce Bond ............         0
                                                --------
  Total Rights                                         0
                                                --------
Warrants (0.0%):
Israel (0.0%):
       0    Israel Corp., Ltd. ...............         0
                                                --------
Thailand (0.0%):
      71    Nation Multimedia Group PLC ......         3
      47    Nation Multimedia Group PLC ......         1
                                                --------
  Total Warrants                                       4
                                                --------
U.S. Treasury Obligations (0.3%):
U.S. Treasury Bills (0.3%):
 $ 1,900    11/29/02 (c) .....................     1,887
                                                --------
  Total U.S. Treasury Obligations                  1,887
                                                --------
Investment Companies (2.0%):
  12,563    One Group Prime Money Market Fund,
              Class I ........................    12,563
                                                --------
  Total Investment Companies                      12,563
                                                --------
Total (Cost $599,989)(a)                        $598,062
                                                ========

------------
Percentages indicated are based on net assets of $615,696.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 118,686
                   Unrealized depreciation......................   (120,613)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $  (1,927)
                                                                  =========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Segregated as collateral for futures contracts.

Amounts shown as 0 are either 0, or rounded to less than 1000.

 * The interest rate for these variable rate securities, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.

ADR        American Depository Receipt
GDR        Global Depository Receipt

Continued

One Group International Equity Index Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       95
                                                                          Report

The following represents the allocations by industry for common stocks, preferred stocks, and corporate bonds based on net assets:

Industry                                          Percentage
--------                                          ----------
Commercial Services.............................       1.8%
Communications..................................       7.2%
Consumer Durables...............................       5.5%
Consumer Non-Durables...........................       7.1%
Consumer Services...............................       2.7%
Distribution Services...........................       1.0%
Electronic Technology...........................       7.7%
Energy..........................................       8.2%
Financial Services..............................      23.8%
Health Care.....................................       0.1%
Health Technology...............................       8.6%
Industrial Services.............................       1.1%
Miscellaneous...................................       0.1%
Non-Energy Minerals.............................       3.7%
Process Industries..............................       4.2%
Producer Manufacturing..........................       6.0%
Retail..........................................       4.0%
Technology Services.............................       1.1%
Transportation..................................       2.1%
Utilities.......................................       4.0%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       96
Report

One Group Diversified International Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks (85.7%):
Argentina (0.2%):
      38    Banco Frances Rio SA .............  $     18
       7    Grupo Financiero Galicia ARS
              (b) ............................         4
      55    Impsat Fiber Networks, Inc.
              (b) ............................         1
     835    PC Holdings SA ...................       483
      56    Siderar SA, Class A (b) ..........        32
     489    Siderca SA .......................       821
      19    YPF Sociedad Anonima .............       223
                                                --------
                                                   1,582
                                                --------
Australia (1.5%):
      20    Amcor Ltd. .......................        93
     152    Amp Ltd. .........................     1,331
      62    Australian Gas Light Co. .........       341
     157    Brambles Industries Ltd. .........       833
     283    Broken Hill Proprietary Co.,
              Ltd. ...........................     1,638
      28    Coles Myer Ltd. ..................       104
      25    Commonwealth Bank of Australia ...       471
     300    Computershare Ltd. ...............       371
     160    CSR Ltd. .........................       575
      86    Foster's Brewing Group Ltd. ......       227
      66    National Australia Bank Ltd. .....     1,308
      20    News Corp., Ltd. .................       109
      65    Onesteel Ltd. ....................        48
       1    Orica Ltd. .......................         6
       0    Paperlinx Ltd. ...................         0
      60    Publishing and Broadcasting ......       305
     133    QBE Insurance Group Ltd. .........       494
      70    Rio Tinto Ltd. ...................     1,316
      56    Santos Ltd. ......................       202
     184    Sons of Gwalia ...................       627
     200    TAB Ltd. .........................       349
      50    Telstra Corp., Ltd. ..............       131
      93    Westpac Banking Corp., Ltd. ......       847
      82    WMC Ltd. .........................       417
      47    Woolworth Ltd. ...................       347
                                                --------
                                                  12,490
                                                --------
Austria (0.1%):
      13    Flughafen Wien AG ................       447
                                                --------
Belgium (0.8%):
       9    Bekaert SA .......................       440
      17    Bel Suez Lyonnaise Des Eaux SA ...       435
       4    Electrabel SA ....................       940
      21    Fortis ...........................       459
      16    Groupe Bruxelles Lambert SA ......       853
      20    Interbrew Co. ....................       574
      17    Kredietbank NV ...................       675
      29    Solvay SA ........................     2,062
      17    Suez Lyonnaise Des Eaux Strip ....         0

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Belgium, continued:
      26    Total Fina SA, Strip .............  $      0
       8    Union Miniere Group SA ...........       333
                                                --------
                                                   6,771
                                                --------
Brazil (1.3%):
      95    Aracruz Celulose ADR .............     1,899
   3,000    Celular CRT Participation,
              Preferred A Shares .............       431
      16    Cemig Ca Energ ADR ...............       176
      97    Centrais Eletricas Brasileiras
              ADR ............................       458
      11    Compania Vale do Rio Doce ADR ....       285
     240    Embratel Participacoes SA ADR ....        96
       8    Klbain SA ADR ....................        27
       3    Net Servicos de Com (b) ..........        17
      10    Pao De Acucar GDR ................       178
      36    Petroleo Brasileiro ADR ..........       626
       6    Sider Nacional ADR ...............        95
     296    Tele Centro Oeste Celular
              Participacoes SA ...............     1,311
       0    Tele Norte Leste Participacoes SA
              ADR (b) ........................         3
  37,849    Telecomunicacoes Brasileiras SA
              (b) ............................         0
      25    Telecomunicacoes Brasileiras SA
              ADR ............................       567
      44    Telefonica SA ADR (b) ............     1,087
     167    Telekom Austria AG (b) ...........     1,340
  58,000    Telemar Norte Leste SA ...........     1,017
       8    Tractebel Energia SA ADR .........        43
       4    Unibanco Holdings GDR ............        66
      59    Votorantim Celulose e Papel SA
              ADR ............................     1,115
                                                --------
                                                  10,837
                                                --------
Canada (0.5%):
       4    Alcan Aluminum Ltd. ..............       159
      70    Domtar, Inc. .....................       817
       5    Magna International, Inc., Class
              A ..............................       337
      30    Sun Life Financial Services ......       649
      20    Thomson Corp. ....................       631
      60    Toronto-Dominion Bank ............     1,417
                                                --------
                                                   4,010
                                                --------
Chile (0.1%):
      14    Banco Santander ADR ..............       182
      27    Enersis SA ADR (b) ...............       158
      10    Lan Chile ADR ....................        51
      50    Telecomunicaciones de Chile SA
              ADR ............................       612
                                                --------
                                                   1,003
                                                --------
China (1.1%):
   5,000    Angang New Steel Company Ltd. ....       756
   3,000    Beijing Capital International
              Airport ........................       719

Continued

One Group Diversified International Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       97
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
China, continued:
   3,129    China Everbright Ltd. ............  $  1,726
      66    China Petroleum & Chemical
              Corp. ..........................     1,158
   2,900    China Steel Corp. ................     1,494
     176    China Unicom Ltd. (b) ............       135
     108    China Unicom Ltd. ADR (b) ........       828
     100    China.Com Corp. (b) ..............       272
   6,000    Guangshen Railway Co., Ltd. ......     1,138
      19    Petrochina Co., Ltd. ADR .........       406
     700    Shum Yip Investment Ltd. .........       242
   1,588    Xinao Gas Holdings Ltd. (b) ......       580
                                                --------
                                                   9,454
                                                --------
Denmark (1.5%):
       3    Carlsberg A/S, Class B ...........       152
       0    D/S 1912, Class B ................     3,095
       0    D/S Svendborg A/S, Class B .......       984
      11    Danisco A/S ......................       397
      10    Decode Genetics, Inc. (b) ........        47
      90    Falck A/S ........................     3,111
      20    H. Lunbeck A/S ...................       529
       5    Novo Nordisk A/S .................       154
      83    Tele Danmark A/S, Class B ........     2,289
      50    Vestas Wind Systems A/S ..........     1,356
                                                --------
                                                  12,114
                                                --------
Finland (3.8%):
     260    Aldata Solution Oyj (b) ..........       437
     348    Hpy Holding Oyj, Class A (b) .....     2,494
      33    Huhtamaki ........................     1,476
     330    Jot Automation Group Oyj (b) .....       111
      62    Kesko Oyj ........................       704
      14    Metra AB, Class B ................       236
     670    Nokia Corp., ADR .................     9,702
     541    Nokia Oyj, Class A ...............     7,915
      20    Nokian Renkaat Oyj ...............       672
      16    Pohjola Group, Class D PLC .......       287
     197    Rautaruukki Oyj ..................       922
     276    Sampo Insurance Co. ..............     2,153
      15    Stockmann Oyj, Class A ...........       193
      82    Stonesoft Oyj (b) ................        62
     140    Stora Enso Oyj, Class R ..........     1,962
     108    Tecnomen Oyj (b) .................        94
      65    UPM-Kymmene Corp. ................     2,539
                                                --------
                                                  31,959
                                                --------
France (4.5%):
      31    Accor SA .........................     1,256
      17    Altran Technologies SA ...........       495
     102    AXA ..............................     1,866
      50    AXA ADR ..........................       909
      53    Banque Nationale de Paris ........     2,947
       2    Beghin-Say (b) ...................        63

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
France, continued:
       4    BIC ..............................  $    168
      13    Canal Plus .......................        48
      20    Carrefour SA .....................     1,058
       2    Cerestar (b) .....................        50
      27    Compagnie de Saint-Gobain ........     1,218
      10    Dassault Systems SA ..............       457
      16    Dexia ............................       243
      16    Dexia-Strip (b) ..................         0
      53    France Telecom SA ................       498
       6    Groupe Danone ....................       801
       1    Imetal SA ........................       141
       9    L'Air Liquide, Registered Shares
              (c) ............................     1,319
      23    L'Oreal SA .......................     1,816
      13    Lafarge SA .......................     1,247
      10    Lagardere SCA ....................       433
      14    LVMH (Louis Vuitton Moet
              Hennessy) ......................       711
       8    Michelin, Class B, Registered
              Shares .........................       328
       5    Pechiney SA, Class A .............       228
       4    Pernod-Ricard ....................       379
       6    Pinault Printemps Redoute SA .....       741
       2    Provimi (b) ......................        33
      34    Psa Peugeot Citroen ..............     1,782
      38    Rhone-Poulenc SA .................     2,688
      70    Sanofi Synthelabo SA (c) .........     4,245
       7    Schneider SA .....................       367
      26    Societe Generale, Class A ........     1,732
      15    STMicroelectronics NV ............       374
      90    Suez Lyonnaise Des Eaux SA .......     2,387
       7    Thomson CSF ......................       296
      20    Total SA, Class B (c) ............     3,184
      61    Vivendi Universal SA .............     1,311
                                                --------
                                                  37,819
                                                --------
Germany (3.2%):
      10    Adidas AG ........................       820
      10    Allianz AG (c) ...................     2,090
      54    BASF AG ..........................     2,483
      27    Bayer AG .........................       849
      15    Bayerische Motoren Werke AG ......       618
      19    Bayerische Vereinsbank AG ........       625
       3    Beiersdorf AG, Series ABC ........       386
       3    Biodata Information Tech (b) .....         0
      18    Daimler-Chrysler AG ..............       878
      33    Deutsche Bank AG, Registered
              Shares .........................     2,316
      70    Deutsche Post AG .................       888
     123    Deutsche Telekom AG ..............     1,152
      11    Hochtief AG ......................       213
      20    Infineon Technologies AG (b) .....       310
       6    Linde AG .........................       283
      34    Lufthansa AG .....................       478

Continued

One Group Diversified International Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       98
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Germany, continued:
      28    Metro AG .........................  $    848
      11    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares .........................     2,692
      26    Preussag AG ......................       638
      34    RWE AG ...........................     1,360
       5    SAP AG ...........................       449
      30    SAP AG ADR .......................       724
      17    Schering AG ......................     1,059
      15    Siemens AG .......................       899
      10    Siemens AG ADR ...................       594
      30    Suess Microtec (b) ...............       601
      42    Thyssen Krupp AG .................       638
      28    VEBA AG ..........................     1,657
      10    Volkswagen AG ....................       470
                                                --------
                                                  27,018
                                                --------
Greece (1.3%):
      31    Aktor ............................       166
      79    Alpha Credit Bank SA .............     1,132
      40    Bank of Piraeus ..................       288
      15    Commercial Bank of Greece SA .....       323
      50    Delta Singular SA ................       167
      10    Eurobank .........................       140
      15    Folli-Follie Abee (b) ............       285
      88    Hellenic Bottling Co., SA ........     1,483
      35    Hellenic Telecommunication
              Organization ...................       553
      80    Hyatt Regency Hotels and Tourism
              SA .............................       512
      19    M.J. Maillis SA ..................       110
      95    National Bank of Greece SA .......     2,022
     210    Panafon Hellenic Telecom SA ......     1,062
     145    Public Power Corp., Registered
              Shares GDR (b) .................     1,890
      20    Titan Cement Co. .................       783
                                                --------
                                                  10,916
                                                --------
Hong Kong (3.7%):
     350    Asat Holdings Ltd. ADR (b) .......       420
   4,988    Beijing Datang Power Generation
              Ltd. ...........................     2,222
     600    China Mobile Ltd. (b) ............     1,776
     104    China Mobile Ltd. ADR (b) ........     1,522
     116    CLP Holdings Ltd. ................       461
   1,000    Convenience Retail Asia Ltd.
              (b) ............................       372
     318    Denway Motors Ltd. ...............        90
   4,100    Global Green Tech Group Ltd. .....     1,030
      61    Hang Seng Bank Ltd. ..............       651
     450    Henderson Land Development .......     1,869
     197    Hong Kong & China Gas Co.,
              Ltd. ...........................       262
      22    Hong Kong Electric Holdings
              Ltd. ...........................        81
     215    HSBC Holdings PLC (c) ............     2,471
       2    HSBC Holdings PLC ................        19

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Hong Kong, continued:
   1,500    Huaneng Power International,
              Inc. ...........................  $  1,231
     192    Hutchison Whampoa Ltd. ...........     1,435
   1,077    Hysan Development Co., Ltd. ......     1,042
     800    I-Cable Communications Ltd. ......       487
     506    Johnson Electric Holdings ........       600
     260    Kerry Properties Ltd. ............       274
     236    Li & Fung Ltd. ...................       318
     516    MTR Corp. ........................       669
       0    New World China Land Ltd. (b) ....         0
      89    New World Development Co.,
              Ltd. ...........................        71
   2,220    Ngai Lik Industrial Holding
              Ltd. ...........................       797
   1,722    Pacific Century Cyberworks Ltd.
              (b) ............................       406
   1,500    QPL International Holdings Ltd.
              (b) ............................       553
      90    Serono SA ADR ....................     1,467
     200    Shangri-La Asia Ltd. .............       167
     300    SmarTone Telecommunications
              Holdings Ltd. (b) ..............       338
     131    Sun Hung Kai Properties Ltd. .....       993
     715    Sunevision Holdings Ltd. (b) .....       134
     400    TCL International Holdings Ltd ...       113
   1,150    Tracker Fund of Hong Kong ........     1,578
     393    Wharf Holdings ...................       927
   5,000    Yanzhou Coal Mining Co. ..........     1,843
   2,500    Yizheng Chemical Fibre Co. .......       388
     214    Yue Yuen Industrial Holdings .....       642
   2,000    Zhejiang Expressway Co., Ltd. ....       679
                                                --------
                                                  30,398
                                                --------
India (0.1%):
      65    Hexaware GDR (b) .................        37
      10    Infosys Technologies Ltd. ........       511
      25    Larsen & Toubro Ltd. GDR .........       183
     125    Mahindra & Mahindra Ltd. GDR
              (b) ............................       275
      10    Reliance Industries Ltd. GDR
              (b) ............................       123
                                                --------
                                                   1,129
                                                --------
Ireland (1.8%):
      40    Allied Irish Banks PLC ...........       532
     392    Bank of Ireland ..................     4,886
     224    CRH PLC (c) ......................     3,748
     561    Independent Newspapers PLC .......     1,108
     163    Kerry Group, Class A PLC .........     2,408
       1    Riverdeep Group PLC ADR (b) ......        16
      70    Ryanair Holdings PLC (b) .........       428
     521    Smurfit (Jefferson) Group ........     1,595
                                                --------
                                                  14,721
                                                --------
Israel (0.0%):
      35    Partner Communications Co., Ltd.
              ADR (b) ........................       147
                                                --------

Continued

One Group Diversified International Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                       99
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Italy (1.5%):
      75    Assicurazioni Generali SpA .......  $  1,778
      42    Bancario San Paolo di Torino .....       426
     210    Banco Ambrosiano Veneto SpA ......       641
      88    Eni Spa ..........................     1,399
     137    Mediaset SpA .....................     1,061
     160    Pirelli SpA ......................       171
      94    Snam Rete Gas SpA ................       278
     320    Telecom Italia Mobile SpA ........     2,506
     630    Telecom Italia Mobile SpA di
              Risp ...........................     2,581
     282    Unicredito Italiano SpA ..........     1,276
                                                --------
                                                  12,117
                                                --------
Japan (17.8%):
      16    Advantest Corp. ..................       996
       6    Aiful Corp. ......................       407
      74    Ajinomoto Co., Inc. ..............       794
     140    Asahi Chemical Industry Co.,
              Ltd. ...........................       466
      25    Avex, Inc. .......................       585
      18    Benesse Corp. ....................       329
      30    Canon, Inc. ......................     1,134
      20    Cawachi Ltd. .....................     1,769
     127    Chugai Pharmaceutical Co.,
              Ltd. ...........................     1,519
      74    Dai Nippon Printing Co., Ltd. ....       982
      87    Dai-Ichi Pharmaceuticals .........     1,590
       1    Daido Life Insurance Co. (b) .....     2,545
      82    Dainippon Ink & Chemicals,
              Inc. ...........................       176
     100    Dainippon Pharmaceutical Co.,
              Ltd. ...........................     1,073
     165    Daito Trust Construction Co.,
              Ltd. ...........................     3,090
   1,166    Daiwa Bank Holdings, Inc. (b) ....       895
      80    Denso Corp. ......................     1,250
       2    East Japan Railway Co. ...........     8,063
      50    Family Mart Co., Ltd. ............     1,210
       4    Fast Retailing Co., Ltd. .........        87
     300    Fuji Electric Co., Ltd. ..........       813
     380    Fuji Heavy Industries Ltd. .......     1,813
      44    Fuji Photo Film Co., Ltd. ........     1,421
     173    Hankyu Corp. .....................       570
      60    Hitachi Chemical Co., Ltd. .......       671
      25    Hogy Medical Co., Ltd ............     1,187
      20    Honda Motor Co., Ltd. ............       811
      35    ITO-Yokado Co., Ltd. .............     1,752
     167    Itochu Corp. .....................       585
      16    Jafco ............................     1,415
       2    Japan Telecom Co., Ltd. ..........     4,521
      30    Kao Corp. ........................       691
      14    Kceo, Inc. .......................       159
      50    Keisei Electric Railway Co. ......       155
      25    Kobayashi Pharmaceutical Co.,
              Ltd. ...........................     1,012
      50    Kokusai Electric Co., Ltd. .......       227
      67    Konami Co., Ltd. .................     1,406
      36    Kose Corp. .......................     1,105

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Japan, continued:
     136    Kubota Corp. .....................  $    414
     150    Kuraray Co., Ltd. ................       982
      11    Kyocera Corp. ....................       803
     400    Mazda Motor Corp. ................     1,058
      78    Mitsubishi Corp. .................       564
      65    Mitsubishi Electric Corp. ........       292
     127    Mitsubishi Heavy Industries
              Ltd. ...........................       385
       1    Mitsubishi Tokyo Financial Group,
              Inc. (c) .......................     3,512
     400    Mitsui Chemicals, Inc. ...........     1,999
     195    Mitsui Fudosan Co., Ltd. .........     1,725
      70    Mitsumi Electric Co., Ltd. .......     1,101
       1    Mizuho Holdings, Inc. ............     1,897
      47    Murata Manufacturing Co., Ltd.
              (c) ............................     2,994
      50    NEC Corp. ........................       348
      10    NEC Soft Ltd. ....................     1,076
     100    Nikon Corp. ......................     1,107
      10    Nintendo Co., Ltd. ...............     1,473
     500    Nippon Steel Co. .................       780
      20    Nippon System Development Co.,
              Ltd. ...........................       754
       7    Nippon Telegraph and Telephone
              Corp. (c) ......................       142
       0    Nippon Telegraph and Telephone
              Corp. ..........................     1,571
     300    Nippon Yusen Kabushiki Kaisha ....     1,034
      60    Nitto Denko Corp. ................     1,967
     337    Nomura Securities Co., Ltd. ......     4,948
       1    NTT Mobile Communication .........     1,624
      70    Omron Corp. ......................     1,013
      12    Oriental Land Co., Ltd. ..........       858
      10    Orix Corp. .......................       807
     120    Pioneer Electronic Corp. .........     2,148
      30    Promise Co., Ltd. ................     1,512
      75    Ricoh ............................     1,298
       7    Rohm Co., Ltd. ...................     1,045
     143    Sankyo Co., Ltd. .................     1,945
      61    Sankyo Co., Ltd. .................     1,524
      40    Sega Enterprises Ltd. (b) ........       961
     150    Seiyu Ltd. (b) ...................       582
      34    Seven-Eleven Japan Ltd. (c) ......     1,339
     153    Sharp Corp. ......................     1,943
      99    Shin-Etsu Chemical Co. ...........     4,254
      50    Shinko Electric Industries Co.,
              Ltd. ...........................     1,137
       2    SKY Perfect Communications, Inc.
              (b) ............................     1,969
      77    Softbank Corp. ...................     1,066
      53    Sony Corp. .......................     2,799
      75    Sony Corp. ADR ...................     3,975
     130    Sumitomo Bank Ltd. ...............       634
      74    Sumitomo Corp. ...................       448
     462    Sumitomo Metal Industries Ltd.
              (b) ............................       204

Continued

One Group Diversified International Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      100
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Japan, continued:
     150    Sumitomo Realty & Development Co.
              Ltd. ...........................  $    910
     400    Sumitomo Trust & Banking .........     1,922
     210    Taiyo Yuden Co., Ltd. ............     3,434
      90    Takeda Chemical Industries Ltd.
              (c) ............................     3,950
     150    Tanabe Seiyaku ...................     1,314
      50    THK ..............................       962
     423    Tokyu Corp. ......................     1,638
     200    Tonengeneral Sekiyu KK ...........     1,418
     200    Toshiba Corp. ....................       814
      40    Toto Ltd. ........................       187
      30    Toyo Seikan Kaisha Ltd. ..........       394
      75    Toyoda Automatic Loom Works ......     1,218
     137    Toyota Motor Corp. ...............     3,635
      50    Trans Cosmos, Inc. ...............     1,133
       2    UFJ Holdings, Inc. ...............     4,839
       8    Yamada Denki Co. .................       701
      70    Yamato Transport Co., Ltd. .......     1,276
                                                --------
                                                 147,030
                                                --------
Korea (3.0%):
      55    CJ39 Shopping ....................     3,733
     800    Good Morning Securities (b) ......     3,830
      40    Humax Co., Ltd. ..................       873
      73    Hyundai Motor Co., Ltd. ..........     2,194
      40    Kookmin Bank ADR .................     1,966
     327    Korea Electric Power Corp. .......     5,975
      80    Kyeryong Construction Industrial
              Co., Ltd. ......................       461
      40    LG Electronics, Inc. (b) .........     1,596
       6    LG Investment & Securities .......        60
       2    Samsung Electronics Co. ..........       547
     110    Shinhan Financial Group Co.,
              Ltd. ...........................     1,554
      12    Shinsegae Department Store Co. ...     2,035
                                                --------
                                                  24,824
                                                --------
Luxembourg (0.2%):
     127    Arcelor (b) ......................     1,802
                                                --------
Malaysia (0.2%):
   1,159    Maxis Communications Berhad
              (b) ............................     1,479
                                                --------
Mexico (1.9%):
     560    Alfa SA de CV, Class A ...........       945
   1,381    America Movil SA de CV ...........       925
      74    Cemex SA de CV, Series CPO .......       389
      27    Cemex SA de OV ADR (b) ...........         8
     203    Cifra SA de CV, Series C (b) .....       469
      75    Cifra SA de CV, Series V .........       203

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Mexico, continued:
      20    Coca-Cola Femsa SA ...............  $    480
     646    Desc SA de CV, Series B ..........       360
     154    Empresas La Moderna SA de CV
              (b) ............................       111
      18    Fomento Economico Mexicano SA de
              CV ADR .........................       722
     229    Grupo Carso SA de CV, Series A-1
              (b) ............................       689
     399    Grupo Elektra SA de CV ...........       338
   5,048    Grupo Financiero Bancomer SA de
              CV, Class O (b) ................     4,128
     203    Grupo Mexico SA de CV, Class B ...       292
     603    Grupo Modelo SA, Series C ........     1,419
      10    Grupo Televisa SA GDR (b) ........       374
     692    Grupo Televisa SA, Series CPO
              (b) ............................     1,308
     104    Industrias Penoles SA, Series
              CP .............................       209
     485    Kimberly-Clark de Mexico SA de CV,
              Class A ........................     1,293
      10    Telefonos de Mexico ADR ..........       321
     539    Telefonos de Mexico SA, Series
              L ..............................       856
      50    TV Azteca SA de CV ...............       341
                                                --------
                                                  16,180
                                                --------
Netherlands (3.5%):
     197    ABN AMRO Holding NV ..............     3,584
      50    Aegon NV .........................     1,044
      55    Akzo Nobel NV ....................     2,393
      68    ASM Lithography Holding NV (b) ...     1,077
      80    ASM Lithography Holdings NV,
              Registered Shares ADR (b) ......     1,210
      40    Completel Europe NV (b) ..........         8
      37    Elsevier NV ......................       509
      36    Fortis NPV .......................       767
     495    Getronics NV .....................       944
       9    Heineken NV ......................       377
      16    IHC Caland NV ....................       942
     190    ING Groep NV (c) .................     4,871
      23    Koninklijke Ahold NV .............       488
      93    Koninklijke KPN NV (b) ...........       434
      17    Oce NV ...........................       195
     123    Philips Electronics NV ...........     3,431
      70    Royal Dutch Petroleum Co. ........     3,919
      30    TNT Post Groep NV ................       685
      28    Unilever NV ......................     1,813
      15    Wolters Kluwer CVA ...............       291
       9    World Online International NV
              (b) ............................         0
                                                --------
                                                  28,982
                                                --------

Continued

One Group Diversified International Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      101
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
New Zealand (0.5%):
     200    Carter Holt Harvey Ltd. ..........  $    192
     499    Fletcher Building Ltd. ...........       666
     250    Lion Nathan Ltd. .................       678
     880    Telecom Corp. of New Zealand
              Ltd. ...........................     2,107
      74    Tower Ltd. .......................       165
     420    Tranz Rail Holdings Ltd. (b) .....       641
                                                --------
                                                   4,449
                                                --------
Norway (3.3%):
      52    Bergesen Dy ASA, Class A .........     1,113
     314    Den Norske Bank ASA ..............     1,711
      22    Frontline Ltd. (b) ...............       209
     799    Golar LNG Ltd. (b) ...............     4,897
      30    Hafslund ASA, Class A ............       156
   2,411    Kvaerner ASA, Class A (b) ........     2,185
      18    Leif Hoegh & Co., ASA ............       236
      99    Norsk Hydro ASA ..................     4,707
     110    Norske Skogsindustrier ORD ASA ...     2,058
     220    Nycomed Amersham PLC, Class B ....     1,951
      69    Orkla ASA, Series A ..............     1,337
      40    Schibsted ASA ....................       480
      55    Smedvig ASA, Class A .............       351
      60    Sparebanken Nor-Cap CTF ..........     2,223
     144    Statoil ASA ......................     1,286
      80    Tandberg ASA (b) .................       943
     175    Telenor ASA ......................       620
     172    Tomra Systems ASA ................     1,352
                                                --------
                                                  27,815
                                                --------
Portugal (0.1%):
      29    Portugal Telecom SA ..............       207
      50    Telecel Communicacoes Pessoai
              (b) ............................       350
                                                --------
                                                     557
                                                --------
Puerto Rico (0.2%):
      20    Check Point Software Technologies
              Ltd. (b) .......................       271
      40    Shire Pharmaceuticals Group PLC
              (b) ............................     1,033
                                                --------
                                                   1,304
                                                --------
Russia (0.1%):
      35    Mobile Telesystems ADR ...........     1,060
                                                --------
Singapore (1.5%):
     398    Capitaland Ltd. ..................       344
      20    Chartered Semiconductor ADR
              (b) ............................       400
     100    Chartered Semiconductor
              Manufacturing Ltd. (b) .........       204
     221    City Developments Ltd. ...........       712
      83    Creative Technology Ltd. .........       738
     575    Datacraft Asia Ltd. ..............       690
     100    DBS Group Holdings Ltd. ..........       702
      95    Del Monte Pacific Ltd. ...........        25

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Singapore, continued:
     450    Flextech Holdings Ltd. (b) .......  $     76
       9    Fraser & Neave Ltd. ..............        38
     181    Keppel Corp. .....................       421
     250    NatSteel Broadway Ltd. ...........       453
     100    Natsteel Ltd. ....................        97
     152    Oversea Chinese Banking Corp.,
              Ltd. ...........................     1,008
     300    Sembcorp Logistics Ltd. ..........       375
      35    Silverline Techologies Ltd.
              ADR ............................        52
      94    Singapore Airlines Ltd. ..........       686
      45    Singapore Press Holdings Ltd. ....       507
   1,497    Singapore Telecommunications
              Ltd. ...........................     1,161
     228    United Overseas Bank Ltd. ........     1,640
     250    Venture Manufacturing Ltd. .......     1,996
                                                --------
                                                  12,325
                                                --------
South Korea (3.0%):
      40    Daishin Securities Co. ...........       622
     220    Hana Bank ........................     3,145
     119    Kookmin Bank .....................     5,757
     630    KorAm Bank (b) ...................     5,630
      50    Korea Tobacco and Ginseng 144A
              GDR ............................       324
      10    Korean Telecom Corp. .............       402
      15    LG Home Shopping, Inc. ...........     1,646
       2    Lotte Chilsung Beverage Co. ......     1,380
      32    Pohang Iron & Steel Co., Ltd. ....     3,551
      18    Samsung Securities Co., Ltd.
              (b) ............................       515
     288    Sewon Telecom Ltd. (b) ...........       459
       7    SK Telecom Co., Ltd. .............     1,636
                                                --------
                                                  25,067
                                                --------
Spain (2.4%):
      13    Acerinox SA, Registered Shares ...       551
      32    Autopistas Cesa ..................       355
     320    Banco Bilbao Vizcaya Argentina SA
              (c) ............................     3,619
     385    Banco Santander Central Hispano
              Americano SA (c) ...............     3,058
      27    Corporacion Mapfre SA ............       213
       5    Enagas (b) .......................        32
      52    Endesa SA ........................       750
      31    Fomento de Construcciones y
              Contratas SA ...................       764
      20    Gas Natural SDG SA ...............       392
     100    Grupo Dragados SA ................     1,783
      20    Grupo Prisa SA (b) ...............       168
      99    Iberdrola SA .....................     1,436
     137    Repsol SA ........................     1,612
     376    Telefonica SA (b)(c) .............     3,156
       7    Telefonica SA (b) ................        61
      10    Terra Networks SA (b) ............        57

Continued

One Group Diversified International Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      102
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Spain, continued:
      64    Union Electric Fenosa SA .........  $  1,180
      29    Vallehermoso SA ..................       278
      64    Zardoya Otis SA ..................       847
                                                --------
                                                  20,312
                                                --------
Sweden (5.1%):
     665    ABB Ltd. (b) .....................     5,896
      94    Alfa Laval AB (b) ................       936
      75    AstraZeneca Group PLC ............     3,117
      40    Atlas Copco AB, Series A .........       958
      45    Autoliv, Inc. ....................     1,097
      33    Axfood AB ........................       546
     200    Billerud AB ......................     1,937
      50    Bure Invesment Aktiebolaget ......       119
      25    Capio AB (b) .....................       212
     120    Electrolux AB, Series B ..........     2,422
     275    Enea Data AB (b) .................        62
     115    Eniro AB .........................       882
      20    Getinge Industrier AB, Class B ...       396
      10    Haldex AB ........................       121
     117    Hennes & Mauritz AB, Class B .....     2,342
     225    Intrum Justitia AB (b) ...........     1,298
     228    LGP Telecom Holding AB (b) .......       719
   1,065    LM Ericsson AB, Series B (c) .....     1,611
     200    Nordic Baltic Holding AB .........     1,088
     404    Nordic Baltic Holding AB .........     2,174
      79    Novestra AB (b) ..................        67
      10    Observer AB ......................        58
      12    PerBio Science AB (b) ............       220
      30    Poolia AB ........................       101
      33    Pyrosequencing AB (b) ............        63
     136    Sek Skanska AB, Class B ..........       940
     400    Sek Telia AB .....................     1,114
     300    Skandia Forsakrings AB ...........     1,364
     200    SSAB, Series A ...................     2,601
     178    Svenska Handelsbanken, Class A ...     2,721
     255    Telelogic AB (b) .................       183
     200    Volvo AB, Class B ................     4,146
     462    WM-Data AB, Class B ..............       875
                                                --------
                                                  42,386
                                                --------
Switzerland (4.2%):
      29    Compagnie Financiere Richemont UTS
              AG .............................       660
      90    Converium Holding AG (b) .........     4,650
      39    Credit Suisse Group (b) ..........     1,235
       2    Givaudan .........................     1,001
       3    Holcim Ltd., Class B .............       640
      18    Nestle SA (c) ....................     4,136
     118    Novartis AG (c) ..................     5,173
      53    Roche Holding AG (c) .............     4,029

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
Switzerland, continued:
      29    Swiss Reinsurance Corp.,
              Registered Shares ..............  $  2,796
       7    Swisscom AG, Registered Shares ...     1,978
      11    Syngenta AG ......................       683
       7    The Swatch Group AG, Registered
              Shares .........................       137
     139    UBS AG, Registered Shares (b) ....     6,983
       6    Zurich Financial Services AG .....     1,239
                                                --------
                                                  35,340
                                                --------
Taiwan (2.8%):
     100    Advanced Semiconductor
              Engineering, Inc. ADR (b) ......       325
      65    Ase Test Ltd. (b) ................       631
     369    Asustek Computer, Inc. ...........     1,110
      51    Asustek Computer, Inc. GDR .......       150
   1,000    Benq Corp. .......................     1,616
   2,100    Chinatrust Financial Holding Co.,
              Ltd. (b) .......................     1,854
   1,200    CTCI Corp. .......................       463
     575    Delta Electronics, Inc. ..........       776
   2,500    Eva Airways Corp. (b) ............     1,018
     300    Fomosa Chemicals and Fibre
              Corp. ..........................       273
      23    Gigamedia Ltd. (b) ...............        20
     700    Holiday Entertainment Co.,
              Ltd. ...........................       549
      37    Hon Hai Precision GDR ............       303
     540    Kye Systems Corp. (b) ............       527
   1,000    Nan Ya Plastic Corp. .............       937
      38    Powerchip Semiconductor GDR ......       221
     731    Promos Technologies, Inc.,
              Registered Shares GDR (b) ......     3,362
     372    Ritek Corp. GDR ..................       621
      96    Systex Corp. ADR (b) .............       184
   1,799    TA YA Electric Wire and Cable Co.,
              Ltd. (b) .......................       635
   4,000    Taishin Financial Holding Co.
              (b) ............................     2,155
   1,500    Taiwan Cellular ..................     1,917
     140    Taiwan Semiconductor (b) .........       285
      99    Taiwan Semiconductor Manufacturing
              Co., Ltd. ADR (b) ..............     1,287
     286    United Microelectronics Corp.
              (b) ............................       343
     186    United Microelectronics Corp. ADR
              (b) ............................     1,368
                                                --------
                                                  22,930
                                                --------
United Kingdom (8.7%):
      76    Abbey National PLC ...............       889
     475    Amoco PLC (c) ....................     3,990
      30    AWG PLC ..........................       252
      82    BAE Systems PLC ..................       416
     327    Barclays PLC .....................     2,747
      97    Bass PLC .........................       988

Continued

One Group Diversified International Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      103
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
United Kingdom, continued:
     253    BG Group PLC .....................  $  1,101
      40    BOC Group PLC ....................       628
       5    Bookham Technology PLC ADR (b) ...         5
      62    Boots Co., PLC ...................       617
      84    British Airways PLC ..............       237
     384    British Sky Broadcasting Group PLC
              (b) ............................     3,683
     349    British Telecommunications Group
              PLC (b) ........................     1,340
      50    Cable & Wireless PLC .............       126
      50    Cadbury Schweppes PLC ............       374
      29    Carlton Communications PLC .......        94
     269    Centrica PLC .....................       833
     100    Commercial Union PLC .............       804
     100    Compass Group PLC ................       606
     346    Corus Group PLC (b) ..............       442
     303    Diageo PLC .......................     3,941
     100    Dimensions Data Holdings PLC
              (b) ............................        62
      51    EMI Group PLC ....................       194
     250    Friends Provident PLC ............       552
     202    Glaxosmithkline PLC (c) ..........     4,372
      30    Granada Compass PLC ..............        51
      33    Great Universal Stores PLC .......       307
     129    Hanson PLC .......................       923
     377    Imperial Chemical Industries
              PLC ............................     1,835
      40    Imperial Tobacco .................       651
     558    Invensys PLC .....................       757
      50    Irish Life & Permanent PLC .......       463
      92    J Sainsbury PLC ..................       498
      94    Kingfisher PLC ...................       452
     200    Ladbroke Group PLC ...............       694
     178    Lattice Group PLC ................       464
     334    Lloyds TSB Group PLC .............     3,328
     172    Marks & Spencer Group PLC ........       975
     212    Marks & Spencer Group, Class B PLC
              (b) ............................       222
     249    MMO2 PLC (b) .....................       159
     100    National Grid Group PLC ..........       710
     129    National Power PLC (b) ...........       330
      30    Next PLC .........................       426
     100    Old Mutual PLC ...................       142
     150    Parthus Technologies PLC (b) .....        47
      50    Pearson PLC ......................       497
     208    Prudential Corp., PLC ............     1,906
      89    Rank Group PLC ...................       364
      40    Reckitt & Colman .................       718
      50    Reed International PLC ...........       475
      35    Rentokil Initial PLC .............       144
     141    Reuters Group PLC ................       746
      46    Rio Tinto PLC ....................       838
      27    RMC Group PLC ....................       267

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks, continued:
United Kingdom, continued:
      71    Rolls-Royce PLC ..................  $    176
     167    Royal & Sun Alliance Insurance
              Group PLC ......................       613
     155    Royal Bank of Scotland Group
              PLC ............................     4,391
      50    Schroders PLC ....................       446
      92    Scottish Power PLC ...............       497
      60    Shell Transportation & Trading
              Co., PLC .......................       453
     200    Shire Pharmaceuticals Group PLC
              (b) ............................     1,768
     200    Smith & Nephew PLC ...............     1,110
      18    Smiths Industries PLC ............       230
     110    Taylor Woodrow PLC ...............       301
     195    Tesco PLC ........................       708
      50    Thus Group PLC (b) ...............         9
     232    Unilever PLC .....................     2,114
     435    Vodafone Group ADR ...............     5,939
   1,978    Vodaphone Group PLC (c) ..........     2,713
      80    William Hill PLC (b) .............       323
      50    Wolseley PLC .....................       507
     102    Woolworths Group PLC .............        63
      20    Zeneca PLC .......................       828
                                                --------
                                                  71,871
                                                --------
United States (0.2%):
      25    America Movil ....................       335
       4    Claxson Interactive Group, Class A
              (b) ............................         0
      45    Starmedia Network, Inc. (b) ......         2
       4    Transocean Sedco Forex, Inc. .....       125
      44    UTStarcom, Inc. (b) ..............       877
                                                --------
                                                   1,339
                                                --------
  Total Common Stocks                            711,984
                                                --------
Corporate Bonds (0.0%):
United Kingdom (0.0%):
 $    36    BG Transco Holdings PLC, 7.06%,
              12/14/09* ......................        54
      36    BG Transco Holdings PLC, 4.19%,
              12/14/22* ......................        66
      36    BG Transco Holdings PLC, 7.00%,
              12/16/24 .......................        60
                                                --------
  Total Corporate Bonds                              180
                                                --------
iShares (1.0%):
France (0.2%):
     100    MSCI France Index Fund ...........     1,830
                                                --------
Germany (0.4%):
     225    MSCI Germany Index Fund ..........     3,272
                                                --------
Japan (0.2%):
     155    MSCI Japan Index Fund ............     1,302
                                                --------

Continued

One Group Diversified International Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      104
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
iShares, continued:
United Kingdom (0.2%):
     110    MSCI United Kingdom Index Fund ...  $  1,529
                                                --------
  Total iShares                                    7,933
                                                --------
Preferred Stocks (0.3%):
Australia (0.2%):
     213    News Corp., Ltd. .................       979
      13    News Corp., Ltd. ADR .............       253
                                                --------
                                                   1,232
                                                --------
Brazil (0.0%):
  57,000    Telecomunicacoes Brasileiras SA
              (b) ............................         0
 220,000    Telesp Celular Participacoes .....       345
                                                --------
Germany (0.1%):
      29    Man AG Vorzugsaktien .............       507
      10    RWE AG ...........................       309
                                                --------
                                                     816
                                                --------
  Total Preferred Stocks                           2,393
                                                --------
Rights (0.0%):
Switzerland (0.0%):
      19    Swiss Reinsurance Rights .........         0
                                                --------
  Total Rights                                         0
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Warrants (0.0%):
Thailand (0.0%):
      28    Siam Commercial Bank (b) .........  $      0
                                                --------
  Total Warrants                                       0
                                                --------
U.S. Treasury Obligations (0.3%):
U.S. Treasury Bills (0.3%):
 $ 2,700    11/29/02 (c) .....................     2,681
                                                --------
  Total U.S. Treasury Obligations                  2,681
                                                --------
Investment Companies (3.8%):
  31,994    One Group Prime Money Market Fund,
              Class I ........................    31,994
                                                --------
  Total Investment Companies                      31,994
                                                --------
Repurchase Agreement (1.6%):
 $13,566    State Street Bank and Trust,
              1.55%, 7/1/02 (Proceeds at
              Maturity $13,568, collateralized
              by various U.S. Government
              securities) ....................    13,566
                                                --------
  Total Repurchase Agreement                      13,566
                                                --------
Total (Cost $779,029)(a)                        $770,731
                                                ========

------------
Percentages indicated are based on net assets of $831,807.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 115,241
                   Unrealized depreciation......................   (142,298)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ (27,057)
                                                                  =========

(b) Non-income producing securities.

(c) Segregated as collateral for Futures Contracts.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

 * The interest rate for these variable rate securities, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.

ADR        American Depository Receipt
GDR        Global Depository Receipt

Continued

One Group Diversified International Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      105
                                                                          Report

The following represents the allocations by industry for common stocks, preferred stocks, and corporate bonds based on net assets:

Industry                                          Percentage
--------                                          ----------
Commercial Services.............................       1.5%
Communications..................................       9.1%
Consumer Durables...............................       5.3%
Consumer Non-Durables...........................       5.9%
Consumer Services...............................       3.0%
Distribution Services...........................       0.8%
Electronic Technology...........................      10.9%
Energy..........................................       7.1%
Financial Services..............................      21.6%
Health Care.....................................       0.0%
Health Technology...............................       5.7%
Industrial Services.............................       1.4%
Miscellaneous...................................       1.2%
Non-Energy Minerals.............................       4.2%
Process Industries..............................       5.0%
Producer Manufacturing..........................       6.1%
Retail..........................................       3.0%
Technology Services.............................       1.3%
Transportation..................................       4.2%
Utilities.......................................       2.9%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      106
Report

Equity Funds Annual Report
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
(Amounts in thousands, except per share amounts)

                                                           Small Cap   Small Cap    Mid Cap      Mid Cap      Diversified
                                                            Growth       Value       Growth       Value         Mid Cap
                                                             Fund        Fund         Fund         Fund          Fund
                                                           ---------   ---------   ----------   ----------    -----------
Assets:
Investments, at cost ....................................  $424,178    $711,944    $1,889,568   $1,364,446    $  896,574
Unrealized appreciation (depreciation) from
  investments ...........................................    26,409      89,132        89,654      137,993       104,566
                                                           --------    --------    ----------   ----------    ----------
Investments, at value ...................................   450,587     801,076     1,979,222    1,502,439     1,001,140
Cash ....................................................     2,406         369            --           --            34
Interest and dividends receivable .......................       139         795           503        1,477           883
Receivable for capital shares issued ....................       251         327           890          896           332
Receivable from brokers for investments sold ............     3,653       4,994         2,967        2,642         2,087
Collateral received for securities on loan ..............    40,716      47,881       144,572      115,816        60,720
Prepaid expenses ........................................         1           1             4            3             2
                                                           --------    --------    ----------   ----------    ----------
Total Assets ............................................   497,753     855,443     2,128,158    1,623,273     1,065,198
                                                           --------    --------    ----------   ----------    ----------
Liabilities:
Dividends payable .......................................        --         990            --        1,380            54
Payable to brokers for investments purchased ............        --      13,581         5,256        2,411            --
Payable for capital shares redeemed .....................        53         631           583          131            52
Payable for return of collateral received for securities
  on loan ...............................................    40,716      47,881       144,572      115,816        60,720
Accrued expenses and other payables:
  Investment advisory fees ..............................       280         483         1,124          926           625
  Administration fees ...................................        61         105           270          202           136
  Distribution fees .....................................        33          75           349          107            45
  Other .................................................       171         151           780          490           326
                                                           --------    --------    ----------   ----------    ----------
Total Liabilities .......................................    41,314      63,897       152,934      121,463        61,958
                                                           --------    --------    ----------   ----------    ----------
Net Assets:
Capital .................................................   499,379     667,135     2,255,858    1,315,224       914,713
Undistributed (distributions in excess of) net investment
  income ................................................        (6)        (68)          (38)        (142)          (74)
Accumulated undistributed net realized gains (losses)
  from investments, options and futures transactions ....   (69,343)     35,347      (370,250)      48,735       (15,965)
Net unrealized appreciation (depreciation) from
  investments, options and futures ......................    26,409      89,132        89,654      137,993       104,566
                                                           --------    --------    ----------   ----------    ----------
Net Assets ..............................................  $456,439    $791,546    $1,975,224   $1,501,810    $1,003,240
                                                           ========    ========    ==========   ==========    ==========
Net Assets:
  Class I ...............................................  $376,910    $629,011    $1,313,208   $1,237,701    $  835,901
  Class A ...............................................    52,918      96,595       336,995      178,569       149,373
  Class B ...............................................    23,792      30,017       268,231       73,191        14,727
  Class C ...............................................     2,819      35,923        56,790       12,349         3,239
                                                           --------    --------    ----------   ----------    ----------
Total ...................................................  $456,439    $791,546    $1,975,224   $1,501,810    $1,003,240
                                                           ========    ========    ==========   ==========    ==========
Outstanding Units of Beneficial Interest (Shares):
  Class I ...............................................    40,847      29,684        70,245       80,742        52,060
  Class A ...............................................     5,791       4,641        18,480       11,603         9,428
  Class B ...............................................     2,778       1,504        16,276        4,849           952
  Class C ...............................................       322       1,805         3,180          818           209
                                                           --------    --------    ----------   ----------    ----------
Total ...................................................    49,738      37,634       108,181       98,012        62,649
                                                           ========    ========    ==========   ==========    ==========
Net Asset Value
  Class I -- Offering and redemption price per share ....  $   9.23    $  21.19    $    18.70   $    15.33    $    16.06
                                                           ========    ========    ==========   ==========    ==========
  Class A -- Redemption price per share .................  $   9.14    $  20.81    $    18.24   $    15.39    $    15.84
                                                           ========    ========    ==========   ==========    ==========
    Maximum sales charge ................................      5.25%       5.25%         5.25%        5.25%         5.25%
                                                           ========    ========    ==========   ==========    ==========
    Maximum offering price per share (100%/(100% -maximum
      sales charge) of net asset value adjusted to the
      nearest cent) .....................................  $   9.65    $  21.96    $    19.25   $    16.24    $    16.72
                                                           ========    ========    ==========   ==========    ==========
  Class B -- Offering price per share (a) ...............  $   8.57    $  19.97    $    16.48   $    15.09    $    15.48
                                                           ========    ========    ==========   ==========    ==========
  Class C -- Offering price per share (a) ...............  $   8.76    $  19.91    $    17.86   $    15.09    $    15.49
                                                           ========    ========    ==========   ==========    ==========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      107
                                                                          Report

Equity Funds Annual Report
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
(Amounts in thousands, except per share amounts)

                                                           Large Cap    Large Cap     Equity    Diversified
                                                             Growth       Value       Income      Equity       Balanced
                                                              Fund         Fund        Fund        Fund          Fund
                                                           ----------   ----------   --------   -----------    --------
Assets:
Investments, at cost ....................................  $1,896,007   $1,242,922   $307,250   $1,738,083     $392,741
Unrealized appreciation (depreciation) from
  investments ...........................................     281,305      (10,021)   226,760       40,349        6,368
                                                           ----------   ----------   --------   ----------     --------
Investments, at value ...................................   2,177,312    1,232,901    534,010    1,778,432      399,109
Interest and dividends receivable .......................       1,750        1,136        915        1,761        1,982
Receivable for capital shares issued ....................       1,970           39         62          191          299
Receivable from brokers for investments sold ............     258,566        4,188      1,557           --            4
Collateral received for securities on loan ..............      82,650       79,593     21,372       45,900       28,700
Prepaid expenses ........................................           6            3          1            4            1
                                                           ----------   ----------   --------   ----------     --------
Total Assets ............................................   2,522,254    1,317,860    557,917    1,826,288      430,095
                                                           ----------   ----------   --------   ----------     --------
Liabilities:
Dividends payable .......................................          --        2,523        492        1,958          630
Payable to brokers for investments purchased ............     239,445        6,401        587           --           --
Payable for capital shares redeemed .....................         877           80        266          149          346
Payable for return of collateral received for securities
  on loan ...............................................      82,650       79,593     21,372       45,900       28,700
Accrued expenses and other payables:
  Investment advisory fees ..............................       1,179          763        324        1,103          168
  Administration fees ...................................         302          167         73          243           54
  Distribution fees .....................................         405           31        110           87          215
  Other .................................................         726          414        272          661          219
                                                           ----------   ----------   --------   ----------     --------
Total Liabilities .......................................     325,584       89,972     23,496       50,101       30,332
                                                           ----------   ----------   --------   ----------     --------
Net Assets:
Capital .................................................   2,861,773    1,343,269    293,751    1,785,618      408,437
Undistributed (distributions in excess of) net investment
  income ................................................         (75)        (118)       (68)        (174)          32
Accumulated undistributed net realized gains (losses)
  from investments and futures transactions .............    (946,333)    (105,242)    13,978      (49,606)     (15,074)
Net unrealized appreciation (depreciation) from
  investments and futures ...............................     281,305      (10,021)   226,760       40,349        6,368
                                                           ----------   ----------   --------   ----------     --------
Net Assets ..............................................  $2,196,670   $1,227,888   $534,421   $1,776,187     $399,763
                                                           ==========   ==========   ========   ==========     ========
Net Assets:
  Class I ...............................................  $1,540,526   $1,161,684   $332,490   $1,528,790     $ 60,442
  Class A ...............................................     247,732       39,546     95,276      193,278      112,233
  Class B ...............................................     386,175       23,015    105,010       39,421      224,235
  Class C ...............................................      22,237        3,643      1,645       14,698        2,853
                                                           ----------   ----------   --------   ----------     --------
Total ...................................................  $2,196,670   $1,227,888   $534,421   $1,776,187     $399,763
                                                           ==========   ==========   ========   ==========     ========
Outstanding Units of Beneficial Interest (Shares):
  Class I ...............................................     124,936       90,987     20,328      146,211        5,187
  Class A ...............................................      19,635        3,073      5,845       18,545        9,622
  Class B ...............................................      32,635        1,801      6,452        3,911       19,143
  Class C ...............................................       1,896          285        101        1,448          244
                                                           ----------   ----------   --------   ----------     --------
Total ...................................................     179,102       96,146     32,726      170,115       34,196
                                                           ==========   ==========   ========   ==========     ========
Net Asset Value
  Class I -- Offering and redemption price per share ....  $    12.33   $    12.77   $  16.36   $    10.46     $  11.65
                                                           ==========   ==========   ========   ==========     ========
  Class A -- Redemption price per share .................  $    12.62   $    12.87   $  16.30   $    10.42     $  11.66
                                                           ==========   ==========   ========   ==========     ========
    Maximum sales charge ................................        5.25%        5.25%      5.25%        5.25%        5.25%
                                                           ==========   ==========   ========   ==========     ========
    Maximum offering price per share (100%/(100% -maximum
      sales charge) of net asset value adjusted to the
      nearest cent) .....................................  $    13.32   $    13.58   $  17.20   $    11.00     $  12.31
                                                           ==========   ==========   ========   ==========     ========
  Class B -- Offering price per share (a) ...............  $    11.83   $    12.78   $  16.28   $    10.08     $  11.71
                                                           ==========   ==========   ========   ==========     ========
  Class C -- Offering price per share (a) ...............  $    11.73   $    12.76   $  16.28   $    10.15     $  11.71
                                                           ==========   ==========   ========   ==========     ========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      108
Report

Equity Funds Annual Report
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
(Amounts in thousands, except per share amounts)

                                                  Equity       Market                    Health    International     Diversified
                                                  Index      Expansion    Technology    Sciences      Equity        International
                                                   Fund      Index Fund      Fund         Fund      Index Fund          Fund
                                                ----------   ----------   -----------   --------   -------------    -------------
Assets:
Investments, at cost .........................  $2,074,056    $66,376      $ 52,195     $16,944      $599,989         $779,029
Unrealized appreciation (depreciation) from
  investments ................................     576,537      4,012       (23,641)     (1,878)       (1,927)          (8,298)
                                                ----------    -------      --------     -------      --------         --------
Investments, at value ........................   2,650,593     70,388        28,554      15,066       598,062          770,731
Cash .........................................           5         --            --          --            --              217
Foreign currency, at value (cost $0; $0; $0;
  $0; $13,994; $50,795) ......................          --         --            --          --        14,577           52,881
Interest and dividends receivable ............       3,139         44            10           2         2,625            4,065
Receivable for capital shares issued .........         569        230            83          33            91                4
Receivable from brokers for investments
  sold .......................................          --          4            88         293         2,560           29,063
Net receivable for variation margin on futures
  contracts ..................................          --         --            --          --           544              949
Tax reclaim receivable .......................          --         --            --          --           481              260
Collateral received for securities on loan ...     171,188      4,587         1,696         369       153,459          113,904
Prepaid expenses .............................           6         --            --          --             1                2
                                                ----------    -------      --------     -------      --------         --------
Total Assets .................................   2,825,500     75,253        30,431      15,763       772,400          972,076
                                                ----------    -------      --------     -------      --------         --------
Liabilities:
Dividends payable ............................       6,804         21            --          --            --               --
Payable to brokers for investments
  purchased ..................................          --        589            --         239         1,887           25,013
Payable for capital shares redeemed ..........       1,215         26            33          16            59               --
Net payable for variation margin on futures
  contracts ..................................          58         --            --          --            --               --
Payable for return of collateral received for
  securities on loan .........................     171,188      4,587         1,696         369       153,459          113,904
Accrued expenses and other payables:
  Investment advisory fees ...................         245          8            --          --           277              497
  Administration fees ........................         223          9            --          --            81              110
  Distribution fees ..........................         546         15            11           8            23               11
  Other ......................................         967         37            99          35           918              734
                                                ----------    -------      --------     -------      --------         --------
Total Liabilities ............................     181,246      5,292         1,839         667       156,704          140,269
                                                ----------    -------      --------     -------      --------         --------
Net Assets:
Capital ......................................   2,254,230     66,308        75,625      18,549       656,886          894,135
Undistributed (distributions in excess of) net
  investment income ..........................        (172)        (4)           --          --        (1,502)            (337)
Accumulated undistributed net realized gains
  (losses) from investments, options and
  futures transactions .......................    (185,751)      (355)      (23,392)     (1,575)      (38,435)         (55,743)
Net unrealized appreciation (depreciation)
  from investments, options and futures ......     575,947      4,012       (23,641)     (1,878)       (1,253)          (6,248)
                                                ----------    -------      --------     -------      --------         --------
Net Assets ...................................  $2,644,254    $69,961      $ 28,592     $15,096      $615,696         $831,807
                                                ==========    =======      ========     =======      ========         ========
Net Assets:
  Class I ....................................  $1,663,601    $42,115      $  2,524     $   276      $564,207         $795,180
  Class A ....................................     452,983     11,047        18,643       7,705        30,981           29,414
  Class B ....................................     415,408     10,368         6,686       6,635        12,006            6,670
  Class C ....................................     112,262      6,431           739         480         8,502              543
                                                ----------    -------      --------     -------      --------         --------
Total ........................................  $2,644,254    $69,961      $ 28,592     $15,096      $615,696         $831,807
                                                ==========    =======      ========     =======      ========         ========
Outstanding Units of Beneficial Interest
  (Shares):
  Class I ....................................      73,622      4,900           705          31        40,009           66,997
  Class A ....................................      20,044      1,287         5,231         872         2,200            2,488
  Class B ....................................      18,464      1,208         1,904         758           898              615
  Class C ....................................       4,983        767           210          55           614               50
                                                ----------    -------      --------     -------      --------         --------
Total ........................................     117,113      8,162         8,050       1,716        43,721           70,150
                                                ==========    =======      ========     =======      ========         ========
Net Asset Value
  Class I -- Offering and redemption price per
    share ....................................  $    22.60    $  8.60      $   3.58     $  8.88      $  14.10         $  11.87
                                                ==========    =======      ========     =======      ========         ========
  Class A -- Redemption price per share ......  $    22.60    $  8.58      $   3.56     $  8.84      $  14.08         $  11.83
                                                ==========    =======      ========     =======      ========         ========
    Maximum sales charge .....................        5.25%      5.25%         5.25%       5.25%         5.25%            5.25%
                                                ==========    =======      ========     =======      ========         ========
    Maximum offering price per share
      (100%/(100% - maximum sales charge) of
      net asset value adjusted to the nearest
      cent) ..................................  $    23.85    $  9.06      $   3.76     $  9.33      $  14.86         $  12.49
                                                ==========    =======      ========     =======      ========         ========
  Class B -- Offering price per share (a) ....  $    22.50    $  8.58      $   3.51     $  8.75      $  13.37         $  10.84
                                                ==========    =======      ========     =======      ========         ========
  Class C -- Offering price per share (a) ....  $    22.53    $  8.39      $   3.52     $  8.74      $  13.85         $  10.82
                                                ==========    =======      ========     =======      ========         ========

------------
(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

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--------------------------------------------------------------------------------
Statements of Operations
(Amounts in thousands)

                                                              Small Cap   Small Cap    Mid Cap    Mid Cap     Diversified
                                                               Growth       Value      Growth      Value        Mid Cap
                                                                Fund        Fund        Fund        Fund         Fund
                                                              ---------   ---------   ---------   --------    -----------
Investment Income:
Dividend income ............................................  $  1,420     $ 9,333    $   8,006   $ 21,473     $ 11,277
Interest income ............................................         5          68           --        104           22
Income from securities lending .............................       167          92          552        296          307
                                                              --------     -------    ---------   --------     --------
Total Income ...............................................     1,592       9,493        8,558     21,873       11,606
                                                              --------     -------    ---------   --------     --------
Expenses:
Investment advisory fees ...................................     2,969       4,083       14,823     10,488        7,662
Administration fees ........................................       647         890        3,286      2,288        1,670
Distribution fees (Class A) ................................       181         210        1,136        488          538
Distribution fees (Class B) ................................       239         178        2,989        631          129
Distribution fees (Class C) ................................        20         134          597         64           23
Custodian fees .............................................        73          46          103         71           48
Legal and audit fees .......................................         9          11           23         17           13
Trustees' fees and expenses ................................         6           7           33         21           15
Transfer agent fees ........................................       419         350        2,886        800          599
Registration and filing fees ...............................        65          89          234         94           95
Printing and mailing costs .................................        54          64          313        150          103
Other ......................................................        21          24           30         26           26
                                                              --------     -------    ---------   --------     --------
Total expenses before waivers ..............................     4,703       6,086       26,453     15,138       10,921
Less waivers ...............................................      (106)       (171)      (1,935)      (295)        (321)
                                                              --------     -------    ---------   --------     --------
Net Expenses ...............................................     4,597       5,915       24,518     14,843       10,600
                                                              --------     -------    ---------   --------     --------
Net Investment Income (Loss) ...............................    (3,005)      3,578      (15,960)     7,030        1,006
                                                              --------     -------    ---------   --------     --------
Realized/Unrealized Gains (Losses) from Investments, Options and Futures:
Net realized gains (losses) from investments
  transactions .............................................   (18,750)     44,977     (187,927)    73,009       (8,775)
Net realized gains (losses) from options and futures
  transactions..............................................        --          --           --        743           --
Net change in unrealized appreciation (depreciation) from
  investments, options and futures .........................   (26,919)     25,418     (140,215)   (73,537)     (83,771)
                                                              --------     -------    ---------   --------     --------
Net realized/unrealized gains (losses) on investments,
  options and futures ......................................   (45,669)     70,395     (328,142)       215      (92,546)
                                                              --------     -------    ---------   --------     --------
Change in net assets resulting from operations .............  $(48,674)    $73,973    $(344,102)  $  7,245     $(91,540)
                                                              ========     =======    =========   ========     ========

See notes to financial statements.

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--------------------------------------------------------------------------------

Statements of Operations
(Amounts in thousands)

                                                              Large Cap   Large Cap    Equity    Diversified
                                                               Growth       Value      Income      Equity        Balanced
                                                                Fund        Fund        Fund        Fund           Fund
                                                              ---------   ---------   --------   -----------    -----------
Investment Income:
Dividend income ............................................  $  23,220   $  22,685   $ 14,024    $  27,903      $  3,785
Interest income ............................................          6          --        157           12        11,413
Income from securities lending .............................        302         314         68          230            99
                                                              ---------   ---------   --------    ---------      --------
Total Income ...............................................     23,528      22,999     14,249       28,145        15,297
                                                              ---------   ---------   --------    ---------      --------
Expenses:
Investment advisory fees ...................................     19,790      10,295      4,452       14,291         2,917
Administration fees ........................................      4,514       2,245        970        3,156           724
Distribution fees (Class A) ................................      1,187         223        325          742           425
Distribution fees (Class B) ................................      5,079         277      1,165          425         2,531
Distribution fees (Class C) ................................        291          39         13          167            18
Custodian fees .............................................        107          77         23           79            38
Interest expense ...........................................         --           2         --           --            --
Legal and audit fees .......................................         26          19          9           23             9
Trustees' fees and expenses ................................         44          26          8           34             7
Transfer agent fees ........................................      4,711         802        504        1,457           790
Registration and filing fees ...............................        181          86         40           98            48
Printing and mailing costs .................................        462         166         68          233            77
Other ......................................................         49          35         15           44            37
                                                              ---------   ---------   --------    ---------      --------
Total expenses before waivers ..............................     36,441      14,292      7,592       20,749         7,621
Less waivers ...............................................     (3,104)       (141)      (247)        (526)         (775)
                                                              ---------   ---------   --------    ---------      --------
Net Expenses ...............................................     33,337      14,151      7,345       20,223         6,846
                                                              ---------   ---------   --------    ---------      --------
Net Investment Income (Loss) ...............................     (9,809)      8,848      6,904        7,922         8,451
                                                              ---------   ---------   --------    ---------      --------
Realized/Unrealized Gains (Losses) from Investments and
  Futures:
Net realized gains (losses) from investments
  transactions .............................................   (377,101)    (61,911)    20,951      (49,204)       (9,086)
Net realized gains (losses) from options and futures
  transactions..............................................       (246)         --         --           --            --
Net change in unrealized appreciation (depreciation) from
  investments and futures ..................................   (498,448)   (254,674)   (89,617)    (355,999)      (43,648)
                                                              ---------   ---------   --------    ---------      --------
Net realized/unrealized gains (losses) on investments and
  futures ..................................................   (875,795)   (316,585)   (68,666)    (405,203)      (52,734)
                                                              ---------   ---------   --------    ---------      --------
Change in net assets resulting from operations .............  $(885,604)  $(307,737)  $(61,762)   $(397,281)     $(44,283)
                                                              =========   =========   ========    =========      ========

See notes to financial statements.

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--------------------------------------------------------------------------------
Statements of Operations
(Amounts in thousands)

                                                               Market                              International
                                                   Equity     Expansion                  Health       Equity         Diversified
                                                    Index       Index     Technology    Sciences       Index        International
                                                    Fund        Fund         Fund         Fund         Fund             Fund
                                                  ---------   ---------   -----------   --------   -------------    -------------
Investment Income:
Dividend income ................................  $  41,816    $   501     $    100     $    99      $ 11,052         $ 14,612
Interest income ................................         61          2            2           2            10              566
Foreign tax withholding ........................         --         --           --          --        (1,314)          (1,538)
Income from securities lending .................        553         12            5           7           628              708
                                                  ---------    -------     --------     -------      --------         --------
Total Income ...................................     42,430        515          107         108        10,376           14,348
                                                  ---------    -------     --------     -------      --------         --------
Expenses:
Investment advisory fees .......................      8,758        179          392         127         3,444            6,454
Administration fees ............................      4,709         82           63          24         1,010            1,301
Distribution fees (Class A) ....................      1,973         22           92          26            96              102
Distribution fees (Class B) ....................      4,893         69           83          60           134               76
Distribution fees (Class C) ....................      1,226         32           10           6            88                6
Custodian fees .................................        157         59            9           6           366              749
Interest expense ...............................         --         --           --          --             4                6
Legal and audit fees ...........................         28          7            6           5            11               10
Trustees' fees and expenses ....................         45          1            1          --            10               10
Transfer agent fees ............................      3,274         45          305          77           369              218
Registration and filing fees ...................        103         41           52          31            65               82
Printing and mailing costs .....................        386          7           20          10            72               68
Offering costs .................................         --         --           --          30            --               --
Other ..........................................         64         36            9           9           119               71
                                                  ---------    -------     --------     -------      --------         --------
Total expenses before waivers ..................     25,616        580        1,042         411         5,788            9,153
Less waivers ...................................     (7,871)      (173)        (374)       (125)          (77)            (520)
                                                  ---------    -------     --------     -------      --------         --------
Net Expenses ...................................     17,745        407          668         286         5,711            8,633
                                                  ---------    -------     --------     -------      --------         --------
Net Investment Income (Loss) ...................     24,685        108         (561)       (178)        4,665            5,715
                                                  ---------    -------     --------     -------      --------         --------
Realized/Unrealized Gains (Losses) from
  Investments and Futures:
Net realized gains (losses) from investments
  transactions .................................    (95,358)      (307)     (10,581)     (1,595)      (19,480)         (31,805)
Net realized gains (losses) from options and
  futures transactions..........................     (5,470)        --           --          20        (7,899)         (16,380)
Net change in unrealized appreciation
  (depreciation) from investments, options and
  futures ......................................   (517,547)      (983)      (8,070)     (2,590)      (54,516)         (27,876)
                                                  ---------    -------     --------     -------      --------         --------
Net realized/unrealized gains (losses) on
  investments, options and futures .............   (618,375)    (1,290)     (18,651)     (4,165)      (81,895)         (76,061)
                                                  ---------    -------     --------     -------      --------         --------
Change in net assets resulting from
  operations ...................................  $(593,690)   $(1,182)    $(19,212)    $(4,343)     $(77,230)        $(70,346)
                                                  =========    =======     ========     =======      ========         ========

See notes to financial statements.

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--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Amounts in thousands)

                                                       Small Cap             Small Cap                Mid Cap
                                                      Growth Fund           Value Fund              Growth Fund
                                                  -------------------   -------------------   ------------------------
                                                      Year Ended            Year Ended               Year Ended
                                                  -------------------   -------------------   ------------------------
                                                  June 30,   June 30,   June 30,   June 30,    June 30,      June 30,
                                                    2002       2001       2002       2001        2002          2001
                                                  --------   --------   --------   --------   ----------    ----------
From Investment Activities:
Operations:
    Net investment income (loss) ...............  $ (3,005)  $ (2,455)  $  3,578   $  3,462   $  (15,960)   $  (18,601)
    Net realized gains (losses) from
      investments, options and futures
      transactions .............................   (18,750)   (33,249)    44,977     24,483     (187,927)     (132,257)
    Net change in unrealized appreciation
      (depreciation) from investments and
      futures ..................................   (26,919)     2,243     25,418     66,708     (140,215)     (191,653)
                                                  --------   --------   --------   --------   ----------    ----------
Change in net assets resulting from
  operations ...................................   (48,674)   (33,461)    73,973     94,653     (344,102)     (342,511)
                                                  --------   --------   --------   --------   ----------    ----------
Distributions to Class I Shareholders:
    From net investment income .................        --         --     (3,325)    (3,215)          --            --
    From net realized gains ....................        --    (28,227)   (19,483)        --       (4,598)     (235,730)
Distributions to Class A Shareholders:
    From net investment income .................        --         --       (285)      (248)          --            --
    From net realized gains ....................        --     (7,977)    (2,543)        --       (1,165)      (53,128)
Distributions to Class B Shareholders:
    From net investment income .................        --         --         (6)       (23)          --            --
    From net realized gains ....................        --     (3,453)      (737)        --       (1,228)      (53,386)
Distributions to Class C Shareholders:
    From net investment income .................        --         --         (9)        (3)          --            --
    From net realized gains ....................        --       (109)      (208)        --         (222)       (9,987)
                                                  --------   --------   --------   --------   ----------    ----------
Change in net assets from shareholder
  distributions ................................        --    (39,766)   (26,596)    (3,489)      (7,213)     (352,231)
                                                  --------   --------   --------   --------   ----------    ----------
Capital Transactions:
Change in net assets from capital
  transactions .................................   147,227     77,016    370,012     85,764      170,703       501,319
                                                  --------   --------   --------   --------   ----------    ----------
Change in net assets ...........................    98,553      3,789    417,389    176,928     (180,612)     (193,423)
Net Assets:
    Beginning of period ........................   357,886    354,097    374,157    197,229    2,155,836     2,349,259
                                                  --------   --------   --------   --------   ----------    ----------
    End of period ..............................  $456,439   $357,886   $791,546   $374,157   $1,975,224    $2,155,836
                                                  ========   ========   ========   ========   ==========    ==========

See notes to financial statements.

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--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(Amounts in thousands)

                                                  Mid Cap                 Diversified                Large Cap
                                                Value Fund               Mid Cap Fund               Growth Fund
                                          -----------------------   -----------------------   ------------------------
                                                Year Ended                Year Ended                 Year Ended
                                          -----------------------   -----------------------   ------------------------
                                           June 30,     June 30,     June 30,     June 30,     June 30,      June 30,
                                             2002         2001         2002         2001         2002          2001
                                          ----------   ----------   ----------   ----------   ----------    ----------
From Investment Activities:
Operations:
    Net investment income (loss) .......  $    7,030   $    8,779   $    1,006   $    1,472   $   (9,809)   $  (24,520)
    Net realized gains (losses) from
      investments, options and futures
      transactions .....................      73,752      112,537       (8,775)      95,460     (377,347)     (547,753)
    Net change in unrealized
      appreciation (depreciation) from
      investments, options and
      futures ..........................     (73,537)     209,940      (83,771)     (32,370)    (498,448)   (1,036,884)
                                          ----------   ----------   ----------   ----------   ----------    ----------
Change in net assets resulting from
  operations ...........................       7,245      331,256      (91,540)      64,562     (885,604)   (1,609,157)
                                          ----------   ----------   ----------   ----------   ----------    ----------
Distributions to Class I Shareholders:
    From net investment income .........      (6,617)      (8,329)      (1,001)      (1,545)          --            --
    From net realized gains ............     (96,280)     (48,965)     (43,129)    (179,075)          --      (104,822)
Distributions to Class A Shareholders:
    From net investment income .........        (437)        (541)          --           (8)          --            --
    From net realized gains ............     (10,281)      (4,437)      (8,352)     (44,969)          --       (22,024)
Distributions to Class B Shareholders:
    From net investment income .........          --           --           --           --           --            --
    From net realized gains ............      (4,827)      (1,707)        (612)      (3,662)          --       (34,243)
Distributions to Class C Shareholders:
    From net investment income .........          --           (1)          --           --           --            --
    From net realized gains ............        (300)         (11)         (93)         (91)          --        (2,022)
                                          ----------   ----------   ----------   ----------   ----------    ----------
Change in net assets from shareholder
  distributions ........................    (118,742)     (63,991)     (53,187)    (229,350)          --      (163,111)
                                          ----------   ----------   ----------   ----------   ----------    ----------
Capital Transactions:
Change in net assets from capital
  transactions .........................     249,445       10,563       66,248      189,045      (44,043)       84,132
                                          ----------   ----------   ----------   ----------   ----------    ----------
Change in net assets ...................     137,948      277,828      (78,479)      24,257     (929,647)   (1,688,136)
Net Assets:
    Beginning of period ................   1,363,862    1,086,034    1,081,719    1,057,462    3,126,317     4,814,453
                                          ----------   ----------   ----------   ----------   ----------    ----------
    End of period ......................  $1,501,810   $1,363,862   $1,003,240   $1,081,719   $2,196,670    $3,126,317
                                          ==========   ==========   ==========   ==========   ==========    ==========

See notes to financial statements.

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--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Amounts in thousands)

                                                     Large Cap                Equity                Diversified
                                                    Value Fund              Income Fund             Equity Fund
                                              -----------------------   -------------------   ------------------------
                                                    Year Ended              Year Ended               Year Ended
                                              -----------------------   -------------------   ------------------------
                                               June 30,     June 30,    June 30,   June 30,    June 30,      June 30,
                                                 2002         2001        2002       2001        2002          2001
                                              ----------   ----------   --------   --------   ----------    ----------
From Investment Activities:
Operations:
    Net investment income (loss) ...........  $    8,848   $   10,992   $  6,904   $  7,642   $    7,922    $    4,272
    Net realized gains (losses) from
      investments and futures
      transactions .........................     (61,911)      (2,886)    20,951     69,276      (49,204)        8,602
    Net change in unrealized appreciation
      (depreciation) from investments and
      futures ..............................    (254,674)     108,964    (89,617)   (42,436)    (355,999)     (285,525)
                                              ----------   ----------   --------   --------   ----------    ----------
Change in net assets resulting from
  operations ...............................    (307,737)     117,070    (61,762)    34,482     (397,281)     (272,651)
                                              ----------   ----------   --------   --------   ----------    ----------
Distributions to Class I Shareholders:
    From net investment income .............      (8,624)     (10,891)    (5,268)    (6,138)      (7,410)       (4,377)
    From net realized gains ................     (15,797)     (37,195)   (23,541)   (62,771)      (5,305)      (30,214)
Distributions to Class A Shareholders:
    From net investment income .............        (229)        (287)    (1,018)      (992)        (414)         (114)
    From net realized gains ................        (871)      (1,176)    (5,139)   (12,075)        (698)       (4,805)
Distributions to Class B Shareholders:
    From net investment income .............          --           --       (611)      (563)          --            --
    From net realized gains ................        (340)        (657)    (6,844)   (16,449)        (141)         (896)
Distributions to Class C Shareholders:
    From net investment income .............          --           --         (7)        (6)          --            --
    From net realized gains ................         (43)         (67)       (67)      (155)         (56)         (279)
                                              ----------   ----------   --------   --------   ----------    ----------
Change in net assets from shareholder
  distributions ............................     (25,904)     (50,273)   (42,495)   (99,149)     (14,024)      (40,685)
                                              ----------   ----------   --------   --------   ----------    ----------
Capital Transactions:
Change in net assets from capital
  transactions .............................     (95,440)      41,985    (23,317)  (104,405)     148,599        85,876
                                              ----------   ----------   --------   --------   ----------    ----------
Change in net assets .......................    (429,081)     108,782   (127,574)  (169,072)    (262,706)     (227,460)
Net Assets:
    Beginning of period ....................   1,656,969    1,548,187    661,995    831,067    2,038,893     2,266,353
                                              ----------   ----------   --------   --------   ----------    ----------
    End of period ..........................  $1,227,888   $1,656,969   $534,421   $661,995   $1,776,187    $2,038,893
                                              ==========   ==========   ========   ========   ==========    ==========

See notes to financial statements.

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--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(Amounts in thousands)

                                                       Balanced                 Equity              Market Expansion
                                                         Fund                 Index Fund               Index Fund
                                                  -------------------   -----------------------   --------------------
                                                      Year Ended              Year Ended               Year Ended
                                                  -------------------   -----------------------   --------------------
                                                  June 30,   June 30,    June 30,     June 30,    June 30,    June 30,
                                                    2002       2001        2002         2001        2002        2001
                                                  --------   --------   ----------   ----------   --------    --------
From Investment Activities:
Operations:
    Net investment income (loss) ...............  $  8,451   $ 10,136   $   24,685   $   20,539   $    108    $    172
    Net realized gains (losses) from investments
      and futures transactions .................    (9,086)     4,858     (100,828)     (21,432)      (307)        960
    Net change in unrealized appreciation
      (depreciation) from investments and
      futures ..................................   (43,648)   (37,431)    (517,547)    (566,175)      (983)      1,887
                                                  --------   --------   ----------   ----------   --------    --------
Change in net assets resulting from
  operations ...................................   (44,283)   (22,437)    (593,690)    (567,068)    (1,182)      3,019
                                                  --------   --------   ----------   ----------   --------    --------
Distributions to Class I Shareholders:
    From net investment income .................    (1,826)    (2,419)     (19,446)     (15,836)      (106)       (164)
    From net realized gains ....................        --         --           --           --       (132)     (2,937)
Distributions to Class A Shareholders:
    From net investment income .................    (2,766)    (3,139)      (4,646)      (4,821)        (5)         (9)
    From net realized gains ....................        --         --           --           --        (17)       (238)
Distributions to Class B Shareholders:
    From net investment income .................    (3,841)    (4,579)        (474)          --         --          --
    From net realized gains ....................        --         --           --           --        (22)       (303)
Distributions to Class C Shareholders:
    From net investment income .................       (29)       (20)        (139)          --         --        --(a)
    From net realized gains ....................        --         --           --           --         (5)        (25)
                                                  --------   --------   ----------   ----------   --------    --------
Change in net assets from shareholder
  distributions ................................    (8,462)   (10,157)     (24,705)     (20,657)      (287)     (3,676)
                                                  --------   --------   ----------   ----------   --------    --------
Capital Transactions:
Change in net assets from capital
  transactions .................................   (38,688)   (50,191)     104,602       30,166     30,351       8,296
                                                  --------   --------   ----------   ----------   --------    --------
Change in net assets ...........................   (91,433)   (82,785)    (513,793)    (557,559)    28,882       7,639
Net Assets:
    Beginning of period ........................   491,196    573,981    3,158,047    3,715,606     41,079      33,440
                                                  --------   --------   ----------   ----------   --------    --------
    End of period ..............................  $399,763   $491,196   $2,644,254   $3,158,047   $ 69,961    $ 41,079
                                                  ========   ========   ==========   ==========   ========    ========

------------

(a) Amount is less than $1,000.
See notes to financial statements.

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Equity Funds Annual Report
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Amounts in thousands)

                                            Technology          Health Sciences      International Equity        Diversified
                                               Fund                   Fund                Index Fund         International Fund
                                        -------------------   --------------------   --------------------   ---------------------
                                          Year     July 28,     Year     March 23,        Year Ended             Year Ended
                                         Ended     2000 to     Ended      2001 to    --------------------   ---------------------
                                        June 30,   June 30,   June 30,   June 30,    June 30,   June 30,    June 30,    June 30,
                                          2002     2001 (a)     2002     2001 (a)      2002       2001        2002        2001
                                        --------   --------   --------   ---------   --------   ---------   --------    ---------
From Investment Activities:
Operations:
 Net investment income (loss) ........  $   (561)  $   (621)  $  (178)    $  (19)    $  4,665   $   9,063   $  5,715    $   9,790
 Net realized gains (losses) from
   investments and futures
   transactions ......................   (10,581)   (12,660)   (1,575)        39      (27,379)     (4,794)   (48,185)     (10,364)
 Net change in unrealized appreciation
   (depreciation) from investments and
   futures ...........................    (8,070)   (15,571)   (2,590)       712      (54,516)   (231,125)   (27,876)    (245,045)
                                        --------   --------   -------     ------     --------   ---------   --------    ---------
Change in net assets resulting from
 operations ..........................   (19,212)   (28,852)   (4,343)       732      (77,230)   (226,856)   (70,346)    (245,619)
                                        --------   --------   -------     ------     --------   ---------   --------    ---------
Distributions to Class I Shareholders:
   From net investment income ........        --         --        --         --       (4,924)     (7,371)    (7,964)      (4,905)
   From net realized gains ...........        --         --        (3)        --           --      (1,797)        --      (14,786)
Distributions to Class A Shareholders:
   From net investment income ........        --         --        --         --         (193)       (360)      (259)         (69)
   From net realized gains ...........        --         --       (18)        --           --        (126)        --         (601)
Distributions to Class B Shareholders:
   From net investment income ........        --         --        --         --          (51)         --        (47)          --
   From net realized gains ...........        --         --       (13)        --           --         (61)        --         (137)
Distributions to Class C Shareholders:
   From net investment income ........        --         --        --         --          (30)        (18)        (4)          --
   From net realized gains ...........        --         --        (2)        --           --         (29)        --          (15)
                                        --------   --------   -------     ------     --------   ---------   --------    ---------
Change in net assets from shareholder
 distributions .......................        --         --       (36)        --       (5,198)     (9,762)    (8,274)     (20,513)
                                        --------   --------   -------     ------     --------   ---------   --------    ---------
Capital Transactions:
Change in net assets from capital
 transactions ........................       496     76,160     9,757      8,986        3,252      27,417     75,137      206,061
                                        --------   --------   -------     ------     --------   ---------   --------    ---------
Change in net assets .................   (18,716)    47,308     5,378      9,718      (79,176)   (209,201)    (3,483)     (60,071)
Net Assets:
 Beginning of period .................    47,308         --     9,718         --      694,872     904,073    835,290      895,361
                                        --------   --------   -------     ------     --------   ---------   --------    ---------
 End of period .......................  $ 28,592   $ 47,308   $15,096     $9,718     $615,696   $ 694,872   $831,807    $ 835,290
                                        ========   ========   =======     ======     ========   =========   ========    =========

------------

(a) Period from commencement of operations.
See notes to financial statements.

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Equity Funds Annual Report
--------------------------------------------------------------------------------
Schedules of Capital Stock Activity
(Amounts in thousands)

                                                                  Small Cap               Small Cap                Mid Cap
                                                                 Growth Fund              Value Fund             Growth Fund
                                                             --------------------    --------------------    --------------------
                                                                  Year Ended              Year Ended              Year Ended
                                                             --------------------    --------------------    --------------------
                                                             June 30,    June 30,    June 30,    June 30,    June 30,    June 30,
                                                               2002        2001        2002        2001        2002        2001
                                                             --------    --------    --------    --------    --------    --------
Capital Transactions:
Class I Shares:
 Proceeds from shares issued ..............................  $209,203    $124,395    $343,410    $109,697    $375,223    $344,773
 Dividends reinvested .....................................        --      23,418       6,209       1,021       3,915     197,181
 Cost of shares redeemed ..................................   (68,956)    (75,335)    (85,170)    (51,110)   (258,102)   (293,980)
                                                             --------    --------    --------    --------    --------    --------
Change in net assets from Class I capital transactions ....  $140,247    $ 72,478    $264,449    $ 59,608    $121,036    $247,974
                                                             ========    ========    ========    ========    ========    ========
Class A Shares:
 Proceeds from shares issued ..............................  $ 33,620    $ 35,335    $ 89,342    $ 32,236    $177,719    $193,592
 Dividends reinvested .....................................        --       7,869       2,368         171       1,130      51,712
 Cost of shares redeemed ..................................   (29,873)    (43,854)    (39,136)    (13,873)   (121,317)   (141,466)
                                                             --------    --------    --------    --------    --------    --------
Change in net assets from Class A capital transactions ....  $  3,747    $   (650)   $ 52,574    $ 18,534    $ 57,532    $103,838
                                                             ========    ========    ========    ========    ========    ========
Class B Shares:
 Proceeds from shares issued ..............................  $  7,519    $  9,532    $ 24,568    $  7,112    $ 32,092    $125,100
 Dividends reinvested .....................................        --       3,419         709          18       1,196      52,672
 Cost of shares redeemed ..................................    (5,911)     (8,694)     (6,574)       (899)    (43,978)    (50,031)
                                                             --------    --------    --------    --------    --------    --------
Change in net assets from Class B capital transactions ....  $  1,608    $  4,257    $ 18,703    $  6,231    $(10,690)   $127,741
                                                             ========    ========    ========    ========    ========    ========
Class C Shares:
 Proceeds from shares issued ..............................  $  2,325    $  1,173    $ 36,819    $  1,448    $ 21,907    $ 31,020
 Dividends reinvested .....................................        --         109         154           1         216       9,909
 Cost of shares redeemed ..................................      (700)       (351)     (2,687)        (58)    (19,298)    (19,163)
                                                             --------    --------    --------    --------    --------    --------
Change in net assets from Class C capital transactions ....  $  1,625    $    931    $ 34,286    $  1,391    $  2,825    $ 21,766
                                                             ========    ========    ========    ========    ========    ========
Share Transactions:
Class I Shares:
 Issued ...................................................    21,689      11,627      16,998       6,297      18,521      14,444
 Reinvested ...............................................        --       2,094         328          63         190       7,368
 Redeemed .................................................    (7,066)     (7,046)     (4,118)     (2,977)    (12,574)    (12,353)
                                                             --------    --------    --------    --------    --------    --------
Change in Class I Shares ..................................    14,623       6,675      13,208       3,383       6,137       9,459
                                                             ========    ========    ========    ========    ========    ========
Class A Shares:
 Issued ...................................................     3,439       3,345       4,318       1,845       8,965       8,024
 Reinvested ...............................................        --         709         127          11          56       1,972
 Redeemed .................................................    (3,058)     (4,210)     (1,920)       (829)     (6,198)     (6,083)
                                                             --------    --------    --------    --------    --------    --------
Change in Class A Shares ..................................       381        (156)      2,525       1,027       2,823       3,913
                                                             ========    ========    ========    ========    ========    ========
Class B Shares:
 Issued ...................................................       814         893       1,249         419       1,773       5,458
 Reinvested ...............................................        --         324          40           1          65       2,190
 Redeemed .................................................      (647)       (858)       (342)        (57)     (2,470)     (2,396)
                                                             --------    --------    --------    --------    --------    --------
Change in Class B Shares ..................................       167         359         947         363        (632)      5,252
                                                             ========    ========    ========    ========    ========    ========
Class C Shares:
 Issued ...................................................       247         111       1,849          83       1,124       1,276
 Reinvested ...............................................        --          10           9          --(a)       11         381
 Redeemed .................................................       (74)        (33)       (136)         (4)     (1,005)       (822)
                                                             --------    --------    --------    --------    --------    --------
Change in Class C Shares ..................................       173          88       1,722          79         130         835
                                                             ========    ========    ========    ========    ========    ========

------------
(a) Amount is less than 1,000.

See notes to financial statements.

Equity Funds Annual Report
--------------------------------------------------------------------------------

Schedules of Capital Stock Activity
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      118
Report

                                                              Mid Cap                 Diversified                Large Cap
                                                             Value Fund               Mid Cap Fund              Growth Fund
                                                       ----------------------    ----------------------    ----------------------
                                                             Year Ended                Year Ended                Year Ended
                                                       ----------------------    ----------------------    ----------------------
                                                       June 30,     June 30,     June 30,     June 30,     June 30,     June 30,
                                                         2002         2001         2002         2001         2002         2001
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Capital Transactions:
Class I Shares:
 Proceeds from shares issued ........................  $ 303,417    $ 165,924    $ 268,687    $ 185,842    $ 709,759    $ 500,501
 Dividends reinvested ...............................     82,847       10,255       39,535      165,352           --       86,402
 Cost of shares redeemed ............................   (235,334)    (195,337)    (244,022)    (164,123)    (626,636)    (513,511)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from Class I capital
 transactions .......................................  $ 150,930    $ (19,158)   $  64,200    $ 187,071    $  83,123    $  73,392
                                                       =========    =========    =========    =========    =========    =========
Class A Shares:
 Proceeds from shares issued ........................  $ 107,993    $  61,361    $  50,642    $  80,630    $  74,495    $ 149,189
 Dividends reinvested ...............................     10,166        4,666        7,916       42,559           --       20,304
 Cost of shares redeemed ............................    (51,433)     (52,615)     (62,777)    (131,857)    (132,043)    (174,343)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from Class A capital
 transactions .......................................  $  66,726    $  13,412    $  (4,219)   $  (8,668)   $ (57,548)   $  (4,850)
                                                       =========    =========    =========    =========    =========    =========
Class B Shares:
 Proceeds from shares issued ........................  $  29,202    $  18,500    $   6,649    $   9,786    $  29,730    $ 115,319
 Dividends reinvested ...............................      4,631        1,666          588        3,595           --       33,895
 Cost of shares redeemed ............................    (12,025)      (6,290)      (2,758)      (4,537)     (95,571)    (136,387)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from Class B capital
 transactions .......................................  $  21,808    $  13,876    $   4,479    $   8,844    $ (65,841)   $  12,827
                                                       =========    =========    =========    =========    =========    =========
Class C Shares:
 Proceeds from shares issued ........................  $  10,721    $   2,614    $   2,104    $   1,910    $   6,769    $  18,671
 Dividends reinvested ...............................        246           11           40           75           --        2,005
 Cost of shares redeemed ............................       (986)        (192)        (356)        (187)     (10,546)     (17,913)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from Class C capital
 transactions .......................................  $   9,981    $   2,433    $   1,788    $   1,798    $  (3,777)   $   2,763
                                                       =========    =========    =========    =========    =========    =========
Share Transactions:
Class I Shares:
 Issued .............................................     19,932       10,960       15,947        9,809       47,562       25,412
 Reinvested .........................................      5,414          714        2,326        8,654           --        3,377
 Redeemed ...........................................    (15,120)     (12,842)     (14,427)      (8,659)     (42,847)     (25,452)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Change in Class I Shares ............................     10,226       (1,168)       3,846        9,804        4,715        3,337
                                                       =========    =========    =========    =========    =========    =========
Class A Shares:
 Issued .............................................      6,934        4,037        3,060        4,314        4,808        6,747
 Reinvested .........................................        662          327          471        2,248           --          772
 Redeemed ...........................................     (3,391)      (3,545)      (3,838)      (6,949)      (8,633)      (8,205)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Change in Class A Shares ............................      4,205          819         (307)        (387)      (3,825)        (686)
                                                       =========    =========    =========    =========    =========    =========
Class B Shares:
 Issued .............................................      1,901        1,199          407          754        2,055        5,381
 Reinvested .........................................        306          119           36          716           --        1,355
 Redeemed ...........................................       (781)        (424)        (166)      (1,631)      (6,730)      (6,862)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Change in Class B Shares ............................      1,426          894          277         (161)      (4,675)        (126)
                                                       =========    =========    =========    =========    =========    =========
Class C Shares:
 Issued .............................................        700          168          128          189          471          858
 Reinvested .........................................         16            1            2           15           --           81
 Redeemed ...........................................        (67)         (13)         (22)        (116)        (743)        (920)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Change in Class C Shares ............................        649          156          108           88         (272)          19
                                                       =========    =========    =========    =========    =========    =========

See notes to financial statements.

Equity Funds Annual Report
--------------------------------------------------------------------------------
Schedules of Capital Stock Activity
(Amounts in thousands)


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                                      119
                                                                          Report

                                                                 Large Cap                 Equity                Diversified
                                                                 Value Fund              Income Fund             Equity Fund
                                                            --------------------    ---------------------    --------------------
                                                                 Year Ended              Year Ended               Year Ended
                                                            --------------------    ---------------------    --------------------
                                                            June 30,    June 30,    June 30,    June 30,     June 30,    June 30,
                                                              2002        2001        2002        2001         2002        2001
                                                            --------    --------    --------    ---------    --------    --------
Capital Transactions:
Class I Shares:
 Proceeds from shares issued .............................  $271,043    $209,401    $ 41,725    $  44,133    $476,936    $352,482
 Dividends reinvested ....................................    15,658      32,822       4,648       48,739       5,567      26,226
 Cost of shares redeemed .................................  (357,078)   (236,929)    (87,321)    (194,649)   (344,336)   (269,223)
                                                            --------    --------    --------    ---------    --------    --------
Change in net assets from Class I capital transactions ...  $(70,377)   $  5,294    $(40,948)   $(101,777)   $138,167    $109,485
                                                            ========    ========    ========    =========    ========    ========
Class A Shares:
 Proceeds from shares issued .............................  $ 35,491    $ 53,410    $ 32,333    $  16,693    $ 64,411    $ 64,190
 Dividends reinvested ....................................       849       1,313       5,416       11,876         930       4,634
 Cost of shares redeemed .................................   (60,461)    (23,611)    (19,779)     (27,938)    (58,572)    (95,193)
                                                            --------    --------    --------    ---------    --------    --------
Change in net assets from Class A capital transactions ...  $(24,121)   $ 31,112    $ 17,970    $     631    $  6,769    $(26,369)
                                                            ========    ========    ========    =========    ========    ========
Class B Shares:
 Proceeds from shares issued .............................  $  6,817    $  9,165    $ 12,040    $   8,125    $ 10,446    $  6,191
 Dividends reinvested ....................................       325         643       7,232       16,641         137         883
 Cost of shares redeemed .................................    (8,835)     (5,361)    (20,368)     (28,099)     (6,931)     (8,870)
                                                            --------    --------    --------    ---------    --------    --------
Change in net assets from Class B capital transactions ...  $ (1,693)   $  4,447    $ (1,096)   $  (3,333)   $  3,652    $ (1,796)
                                                            ========    ========    ========    =========    ========    ========
Class C Shares:
 Proceeds from shares issued .............................  $  1,953    $  2,027    $  1,165    $     454    $  5,964    $  9,202
 Dividends reinvested ....................................        32          57          69          153          52         276
 Cost of shares redeemed .................................    (1,234)       (952)       (477)        (533)     (6,005)     (4,922)
                                                            --------    --------    --------    ---------    --------    --------
Change in net assets from Class C capital transactions ...  $    751    $  1,132    $    757    $      74    $     11    $  4,556
                                                            ========    ========    ========    =========    ========    ========
Share Transactions:
Class I Shares:
 Issued ..................................................    19,343      12,978       2,338        2,174      40,057      25,831
 Reinvested ..............................................     1,035       2,031         259        2,384         451       1,718
 Redeemed ................................................   (24,988)    (14,542)     (4,910)      (9,438)    (28,783)    (19,039)
                                                            --------    --------    --------    ---------    --------    --------
Change in Class I Shares .................................    (4,610)        467      (2,313)      (4,880)     11,725       8,510
                                                            ========    ========    ========    =========    ========    ========
Class A Shares:
 Issued ..................................................     2,473       3,230       1,795          820       5,387       4,589
 Reinvested ..............................................        56          81         298          583          76         306
 Redeemed ................................................    (4,216)     (1,445)     (1,122)      (1,379)     (4,962)     (6,739)
                                                            --------    --------    --------    ---------    --------    --------
Change in Class A Shares .................................    (1,687)      1,866         971           24         501      (1,844)
                                                            ========    ========    ========    =========    ========    ========
Class B Shares:
 Issued ..................................................       478         560         669          403         895         454
 Reinvested ..............................................        21          39         398          816          11          59
 Redeemed ................................................      (623)       (327)     (1,158)      (1,377)       (615)       (650)
                                                            --------    --------    --------    ---------    --------    --------
Change in Class B Shares .................................      (124)        272         (91)        (158)        291        (137)
                                                            ========    ========    ========    =========    ========    ========
Class C Shares:
 Issued ..................................................       138         125          64           22         514         669
 Reinvested ..............................................         2           3           4            8           4          18
 Redeemed ................................................       (88)        (58)        (27)         (27)       (529)       (362)
                                                            --------    --------    --------    ---------    --------    --------
Change in Class C Shares .................................        52          70          41            3         (11)        325
                                                            ========    ========    ========    =========    ========    ========

See notes to financial statements.

Equity Funds Annual Report
--------------------------------------------------------------------------------

Schedules of Capital Stock Activity
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      120
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
                                                                 Balanced                  Equity              Market Expansion
                                                                   Fund                  Index Fund               Index Fund
                                                           --------------------    ----------------------    --------------------
                                                                Year Ended               Year Ended               Year Ended
                                                           --------------------    ----------------------    --------------------
                                                           June 30,    June 30,    June 30,     June 30,     June 30,    June 30,
                                                             2002        2001        2002         2001         2002        2001
                                                           --------    --------    ---------    ---------    --------    --------
Capital Transactions:
Class I Shares:
 Proceeds from shares issued ............................  $  5,116    $ 26,770    $ 616,980    $ 462,602    $21,317     $ 11,849
 Dividends reinvested ...................................     1,193         293       10,499        5,806        122        2,077
 Cost of shares redeemed ................................   (22,242)    (76,375)    (336,713)    (392,851)    (9,951)     (10,677)
                                                           --------    --------    ---------    ---------    -------     --------
Change in net assets from Class I capital transactions...  $(15,933)   $(49,312)   $ 290,766    $  75,557    $11,488     $  3,249
                                                           ========    ========    =========    =========    =======     ========
Class A Shares:
 Proceeds from shares issued ............................  $ 20,080    $ 32,792    $ 102,588    $ 197,259    $ 8,793     $  2,153
 Dividends reinvested ...................................     2,593       3,042        4,502        4,841         21          241
 Cost of shares redeemed ................................   (25,895)    (32,613)    (263,820)    (242,552)    (1,252)        (633)
                                                           --------    --------    ---------    ---------    -------     --------
Change in net assets from Class A capital transactions...  $ (3,222)   $  3,221    $(156,730)   $ (40,452)   $ 7,562     $  1,761
                                                           ========    ========    =========    =========    =======     ========
Class B Shares:
 Proceeds from shares issued ............................  $ 21,575    $ 42,045    $  36,257    $  68,142    $ 6,515     $  2,568
 Dividends reinvested ...................................     3,704       4,595          272           --         18          298
 Cost of shares redeemed ................................   (46,455)    (51,559)     (74,384)     (93,938)      (765)        (438)
                                                           --------    --------    ---------    ---------    -------     --------
Change in net assets from Class B capital transactions...  $(21,176)   $ (4,919)   $ (37,855)   $ (25,796)   $ 5,768     $  2,428
                                                           ========    ========    =========    =========    =======     ========
Class C Shares:
 Proceeds from shares issued ............................  $  2,241    $  1,406    $  38,095    $  48,904    $ 5,864     $  1,507
 Dividends reinvested ...................................        25          19           71           --          3           16
 Cost of shares redeemed ................................      (623)       (606)     (29,745)     (28,047)      (334)        (665)
                                                           --------    --------    ---------    ---------    -------     --------
Change in net assets from Class C capital transactions...  $  1,643    $    819    $   8,421    $  20,857    $ 5,533     $    858
                                                           ========    ========    =========    =========    =======     ========
Share Transactions:
Class I Shares:
 Issued .................................................       405       1,931       24,100       14,967      2,474        1,385
 Reinvested .............................................        95          21          406          198         14          240
 Redeemed ...............................................    (1,752)     (5,486)     (13,224)     (12,667)    (1,143)      (1,234)
                                                           --------    --------    ---------    ---------    -------     --------
Change in Class I Shares ................................    (1,252)     (3,534)      11,282        2,498      1,345          391
                                                           ========    ========    =========    =========    =======     ========
Class A Shares:
 Issued .................................................     1,583       2,376        4,046        6,547        998          252
 Reinvested .............................................       205         222          174          158          2           28
 Redeemed ...............................................    (2,055)     (2,379)     (10,239)      (7,850)      (145)         (76)
                                                           --------    --------    ---------    ---------    -------     --------
Change in Class A Shares ................................      (267)        219       (6,019)      (1,145)       855          204
                                                           ========    ========    =========    =========    =======     ========
Class B Shares:
 Issued .................................................     1,703       3,045        1,426        2,203        745          295
 Reinvested .............................................       292         334           11           --          2           34
 Redeemed ...............................................    (3,690)     (3,765)      (2,963)      (3,116)       (90)         (51)
                                                           --------    --------    ---------    ---------    -------     --------
Change in Class B Shares ................................    (1,695)       (386)      (1,526)        (913)       657          278
                                                           ========    ========    =========    =========    =======     ========
Class C Shares:
 Issued .................................................       178         102        1,491        1,598        685          177
 Reinvested .............................................         2           1            3           --         --            2
 Redeemed ...............................................       (49)        (44)      (1,187)        (936)       (39)         (78)
                                                           --------    --------    ---------    ---------    -------     --------
Change in Class C Shares ................................       131          59          307          662        646          101
                                                           ========    ========    =========    =========    =======     ========

See notes to financial statements.

Equity Funds Annual Report
--------------------------------------------------------------------------------
Schedules of Capital Stock Activity
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      121
                                                                          Report

                                    Technology            Health Sciences         International Equity          Diversified
                                       Fund                     Fund                   Index Fund            International Fund
                               --------------------    ----------------------    ----------------------    ----------------------
                                 Year      July 28,      Year       July 28,           Year Ended                Year Ended
                                Ended      2000 to      Ended       2000 to      ----------------------    ----------------------
                               June 30,    June 30,    June 30,     June 30,     June 30,     June 30,     June 30,     June 30,
                                 2002      2001 (a)      2002       2001 (a)       2002         2001         2002         2001
                               --------    --------    --------    ----------    ---------    ---------    ---------    ---------
Capital Transactions:
Class I Shares:
 Proceeds from shares
   issued ...................  $ 3,856     $ 8,515     $   403      $ 2,048      $ 230,713    $ 406,574    $ 242,855    $ 353,064
 Dividends reinvested .......       --          --           3           --          1,249        2,257        2,921        2,485
 Cost of shares redeemed ....   (3,098)     (4,052)     (1,005)      (1,135)      (230,505)    (353,562)    (165,770)    (162,640)
                               -------     -------     -------      -------      ---------    ---------    ---------    ---------
Change in net assets from
 Class I capital
 transactions ...............  $   758     $ 4,463     $  (599)     $   913      $   1,457    $  55,269    $  80,006    $ 192,909
                               =======     =======     =======      =======      =========    =========    =========    =========
Class A Shares:
 Proceeds from shares
   issued ...................  $ 5,938     $60,911     $ 6,319      $ 4,816      $  77,116    $ 157,558    $  55,203    $ 109,306
 Dividends reinvested .......       --          --          17           --            172          456          214          539
 Cost of shares redeemed ....   (7,816)     (5,450)     (1,506)        (176)       (73,474)    (181,485)     (58,422)    (101,309)
                               -------     -------     -------      -------      ---------    ---------    ---------    ---------
Change in net assets from
 Class A capital
 transactions ...............  $(1,878)    $55,461     $ 4,830      $ 4,640      $   3,814    $ (23,471)   $  (3,005)   $   8,536
                               =======     =======     =======      =======      =========    =========    =========    =========
Class B Shares:
 Proceeds from shares
   issued ...................  $ 3,198     $16,080     $ 6,725      $ 3,045      $     980    $   4,513    $   1,035    $   5,896
 Dividends reinvested .......       --          --          12           --             50           60           46          135
 Cost of shares redeemed ....   (1,691)     (1,618)     (1,399)         (28)        (2,957)     (10,760)      (2,720)      (1,786)
                               -------     -------     -------      -------      ---------    ---------    ---------    ---------
Change in net assets from
 Class B capital
 transactions ...............  $ 1,507     $14,462     $ 5,338      $ 3,017      $  (1,927)   $  (6,187)   $  (1,639)   $   4,245
                               =======     =======     =======      =======      =========    =========    =========    =========
Class C Shares:
 Proceeds from shares
   issued ...................  $   391     $ 1,913     $   365      $   417      $   3,041    $  11,599    $     179    $   1,367
 Dividends reinvested .......       --          --           1           --             29           45            3            5
 Cost of shares redeemed ....     (282)       (139)       (178)          (1)        (3,162)      (9,838)        (407)      (1,001)
                               -------     -------     -------      -------      ---------    ---------    ---------    ---------
Change in net assets from
 Class C capital
 transactions ...............  $   109     $ 1,774     $   188      $   416      $     (92)   $   1,806    $    (225)   $     371
                               =======     =======     =======      =======      =========    =========    =========    =========
Share Transactions:
Class I Shares:
 Issued .....................      778       1,192          36          192         16,201       22,003       20,181       23,396
 Reinvested .................       --          --          --           --             88          123          241          148
 Redeemed ...................     (667)       (598)        (97)        (100)       (16,020)     (19,134)     (13,590)     (10,777)
                               -------     -------     -------      -------      ---------    ---------    ---------    ---------
Change in Class I Shares ....      111         594         (61)          92            269        2,992        6,832       12,767
                               =======     =======     =======      =======      =========    =========    =========    =========
Class A Shares:
 Issued .....................    1,251       6,402         588          444          5,421        8,549        4,675        7,379
 Reinvested .................       --          --           1           --             12           25           18           32
 Redeemed ...................   (1,679)       (743)       (146)         (15)        (5,099)      (9,846)      (4,863)      (6,742)
                               -------     -------     -------      -------      ---------    ---------    ---------    ---------
Change in Class A Shares ....     (428)      5,659         443          429            334       (1,272)        (170)         669
                               =======     =======     =======      =======      =========    =========    =========    =========
Class B Shares:
 Issued .....................      678       1,847         620          274             71          251           94          444
 Reinvested .................       --          --           1           --              4            4            4            9
 Redeemed ...................     (366)       (255)       (134)          (3)          (217)        (621)        (243)        (131)
                               -------     -------     -------      -------      ---------    ---------    ---------    ---------
Change in Class B Shares ....      312       1,592         487          271           (142)        (366)        (145)         322
                               =======     =======     =======      =======      =========    =========    =========    =========
Class C Shares:
 Issued .....................       78         215          34           39            214          645           16          106
 Reinvested .................       --          --          --           --              2            3           --           --
 Redeemed ...................      (63)        (20)        (18)          --(b)        (226)        (559)         (36)         (80)
                               -------     -------     -------      -------      ---------    ---------    ---------    ---------
Change in Class C Shares ....       15         195          16           39            (10)          89          (20)          26
                               =======     =======     =======      =======      =========    =========    =========    =========

------------
(a) Period from commencement of operations.

(b) Amount is less than 1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      122
Report

Equity Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights

                                                          Investment Activities                      Distributions
                                                       ----------------------------                  -------------
                                                                      Net Realized
                                          Net Asset       Net        and Unrealized
                                           Value,      Investment        Gains         Total from         Net
                                          Beginning      Income      (Losses) from     Investment     Investment
                                          of Period      (Loss)       Investments      Activities       Income
                                          ---------    ----------    --------------    ----------    -------------

Small Cap Growth Fund (Class I)
 Year Ended June 30, 2002...............   $10.47        $(0.05)         $(1.19)         $(1.24)        $   --
 Year Ended June 30, 2001...............    12.97         (0.06)          (1.05)          (1.11)            --
 Year Ended June 30, 2000...............    10.62         (0.03)           3.26            3.23             --
 Year Ended June 30, 1999...............    12.05            --           (0.24)          (0.24)            --
 Year Ended June 30, 1998...............    10.94            --            2.44            2.44             --

Small Cap Value Fund (Class I)
 Year Ended June 30, 2002...............    19.53          0.14            2.78            2.92          (0.14)
 Year Ended June 30, 2001...............    13.74          0.22            5.79            6.01          (0.22)
 Year Ended June 30, 2000...............    14.26          0.13           (0.53)          (0.40)         (0.12)
 Six Months Ended June 30, 1999 (b).....    15.02         (0.02)          (0.66)          (0.68)            --
 Year Ended December 31, 1998...........    16.22         (0.07)          (0.60)          (0.67)            --
 Year Ended December 31, 1997...........    13.80         (0.05)           4.24            4.19             --

Mid Cap Growth Fund (Class I)
 Year Ended June 30, 2002...............    22.13         (0.11)          (3.25)          (3.36)            --
 Year Ended June 30, 2001...............    29.73         (0.15)          (3.13)          (3.28)            --
 Year Ended June 30, 2000...............    25.32         (0.10)           8.59            8.49             --
 Year Ended June 30, 1999...............    22.51         (0.07)           5.58            5.51             --
 Year Ended June 30, 1998...............    19.46         (0.07)           5.70            5.63             --

Mid Cap Value (Class I)
 Year Ended June 30, 2002...............    16.74          0.08           (0.05)           0.03          (0.08)
 Year Ended June 30, 2001...............    13.44          0.12            3.98            4.10          (0.12)
 Year Ended June 30, 2000...............    14.88          0.12           (0.14)          (0.02)         (0.12)
 Year Ended June 30, 1999...............    16.90          0.13            0.24            0.37          (0.13)
 Year Ended June 30, 1998...............    15.65          0.14            3.99            4.13          (0.14)

Diversified Mid Cap Fund (Class I)
 Year Ended June 30, 2002...............    18.46          0.03           (1.53)          (1.50)         (0.02)
 Year Ended June 30, 2001...............    21.69          0.02            1.33            1.35          (0.03)
 Year Ended June 30, 2000...............    22.10          0.06            2.59            2.65          (0.05)
 Six Months Ended June 30, 1999 (e).....    20.46         (0.01)           1.70            1.69             --
 Year Ended December 31, 1998...........    20.93         (0.01)           0.93            0.92             --
 Year Ended December 31, 1997...........    17.61          0.01            4.88            4.89          (0.01)

Large Cap Growth Fund (Class I)
 Year Ended June 30, 2002...............    17.12         (0.02)          (4.77)          (4.79)            --
 Year Ended June 30, 2001...............    26.68         (0.08)          (8.58)          (8.66)            --
 Year Ended June 30, 2000...............    26.15         (0.03)           3.90            3.87             --
 Year Ended June 30, 1999...............    22.71            --            5.80            5.80             --
 Year Ended June 30, 1998...............    19.44          0.04            6.13            6.17          (0.02)

Large Cap Value Fund (Class I)
 Year Ended June 30, 2002...............    16.16          0.09           (3.22)          (3.13)         (0.09)
 Year Ended June 30, 2001...............    15.50          0.11            1.05            1.16          (0.11)
 Year Ended June 30, 2000...............    18.09          0.13           (1.10)          (0.97)         (0.13)
 Year Ended June 30, 1999...............    16.70          0.18            2.44            2.62          (0.18)
 Year Ended June 30, 1998...............    14.79          0.21            2.84            3.05          (0.21)

Equity Income Fund (Class I)
 Year Ended June 30, 2002...............    19.42          0.25           (2.01)          (1.76)         (0.24)
 Year Ended June 30, 2001...............    21.25          0.26            0.68            0.94          (0.25)
 Year Ended June 30, 2000...............    24.50          0.33           (2.32)          (1.99)         (0.32)
 Year Ended June 30, 1999...............    24.07          0.31            2.11            2.42          (0.31)
 Year Ended June 30, 1998...............    21.93          0.32            4.36            4.68          (0.31)

Diversified Equity Fund (Class I)
 Year Ended June 30, 2002...............    12.95          0.05           (2.45)          (2.40)         (0.05)
 Year Ended June 30, 2001...............    15.05          0.03           (1.86)          (1.83)         (0.03)
 Year Ended June 30, 2000...............    15.19          0.03            0.72            0.75          (0.02)
 Year Ended June 30, 1999...............    13.51          0.05            2.52            2.57          (0.05)
 Year Ended June 30, 1998...............    11.51          0.08            3.36            3.44          (0.08)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(c) Not annualized.

(d) Annualized.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

(f) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      123
                                                                          Report

--------------------------------------------------------------------------------

                                              Distributions                                        Ratios/Supplementary Data
                                         ------------------------                            --------------------------------------
                                                                                                Net                    Ratio of Net
                                                                    Net Asset                 Assets,      Ratio of     Investment
                                           Net                       Value,                     End        Expenses       Income
                                         Realized       Total          End      Total        of Period    to Average    to Average
                                          Gains     Distributions   of Period   Return        (000's)     Net Assets    Net Assets
                                         --------   -------------   ---------   ------       ----------   ----------   ------------

Small Cap Growth Fund (Class I)
  Year Ended June 30, 2002..............  $   --       $   --        $ 9.23     (11.84)%     $376,910        1.05%        (0.65)%
  Year Ended June 30, 2001..............   (1.39)       (1.39)        10.47     (9.00)        274,544        1.04         (0.59)
  Year Ended June 30, 2000..............   (0.88)       (0.88)        12.97     32.26         253,626        1.05         (0.23)
  Year Ended June 30, 1999..............   (1.19)       (1.19)        10.62     (0.72)        130,974        1.06          0.00
  Year Ended June 30, 1998..............   (1.33)       (1.33)        12.05     23.58         114,951        1.06         (0.05)

Small Cap Value Fund (Class I)
  Year Ended June 30, 2002..............   (1.12)       (1.26)        21.19     15.76         629,011        0.99          0.73
  Year Ended June 30, 2001..............      --        (0.22)        19.53     43.98         321,689        0.96          1.33
  Year Ended June 30, 2000..............      --        (0.12)        13.74     (2.78)        179,923        0.93          0.83
  Six Months Ended June 30, 1999 (b)....   (0.08)       (0.08)        14.26     (4.48)(c)     246,712        0.94(d)      (0.35)(d)
  Year Ended December 31, 1998..........   (0.53)       (0.53)        15.02     (4.11)        276,754        0.94         (0.48)
  Year Ended December 31, 1997..........   (1.77)       (1.77)        16.22     30.60         217,908        0.93         (0.43)

Mid Cap Growth Fund (Class I)
  Year Ended June 30, 2002..............   (0.07)       (0.07)        18.70     (15.20)      1,313,208       0.99         (0.57)
  Year Ended June 30, 2001..............   (4.32)       (4.32)        22.13     (13.54)      1,418,647       0.99         (0.60)
  Year Ended June 30, 2000..............   (4.08)       (4.08)        29.73     36.65        1,624,824       0.99         (0.38)
  Year Ended June 30, 1999..............   (2.70)       (2.70)        25.32     28.39        1,164,884       0.99         (0.35)
  Year Ended June 30, 1998..............   (2.58)       (2.58)        22.51     31.11         868,901        1.00         (0.36)

Mid Cap Value (Class I)
  Year Ended June 30, 2002..............   (1.36)       (1.44)        15.33      0.24        1,237,701       0.97          0.57
  Year Ended June 30, 2001..............   (0.68)       (0.80)        16.74     31.55        1,180,092       0.96          0.77
  Year Ended June 30, 2000..............   (1.30)       (1.42)        13.44      0.38         963,410        0.97          0.93
  Year Ended June 30, 1999..............   (2.26)       (2.39)        14.88      3.82        1,057,827       0.95          0.94
  Year Ended June 30, 1998..............   (2.74)       (2.88)        16.90     28.20         634,672        0.96          0.85

Diversified Mid Cap Fund (Class I)
  Year Ended June 30, 2002..............   (0.88)       (0.90)        16.06     (8.35)        835,901        0.97          0.15
  Year Ended June 30, 2001..............   (4.55)       (4.58)        18.46      6.13         890,096        0.93          0.19
  Year Ended June 30, 2000..............   (3.01)       (3.06)        21.69     14.03         832,959        0.86          0.24
  Six Months Ended June 30, 1999 (e)....   (0.05)       (0.05)        22.10      8.32(c)      987,059        0.90(d)      (0.09)(d)
  Year Ended December 31, 1998..........   (1.39)       (1.39)        20.46      4.61         987,256        0.90         (0.08)
  Year Ended December 31, 1997..........   (1.56)       (1.57)        20.93     27.91         803,670        0.84          0.05

Large Cap Growth Fund (Class I)
  Year Ended June 30, 2002..............      --           --         12.33     (27.98)      1,540,526       0.97         (0.13)
  Year Ended June 30, 2001..............   (0.90)       (0.90)        17.12     (33.56)      2,059,004       0.93         (0.38)
  Year Ended June 30, 2000..............   (3.34)       (3.34)        26.68     15.30        3,118,107       0.94          0.12
  Year Ended June 30, 1999..............   (2.36)       (2.36)        26.15     28.78        3,052,729       0.96          0.07
  Year Ended June 30, 1998..............   (2.88)       (2.90)        22.71     35.75        1,510,521       0.99          0.21

Large Cap Value Fund (Class I)
  Year Ended June 30, 2002..............   (0.17)       (0.26)        12.77     (19.53)      1,161,684       0.98          0.67
  Year Ended June 30, 2001..............   (0.39)       (0.50)        16.16      7.54        1,544,504       0.96          0.69
  Year Ended June 30, 2000..............   (1.49)       (1.62)        15.50     (5.64)       1,474,666       0.96          0.82
  Year Ended June 30, 1999..............   (1.05)       (1.23)        18.09     17.26        1,095,686       0.95          1.15
  Year Ended June 30, 1998..............   (0.93)       (1.14)        16.70     21.46         792,649        0.95          1.34

Equity Income Fund (Class I)
  Year Ended June 30, 2002..............   (1.06)       (1.30)        16.36     (9.64)        332,490        0.99          1.39
  Year Ended June 30, 2001..............   (2.52)       (2.77)        19.42      4.26         439,755        0.98          1.25
  Year Ended June 30, 2000..............   (0.94)       (1.26)        21.25     (8.34)        584,810        0.91          1.44
  Year Ended June 30, 1999..............   (1.68)       (1.99)        24.50     11.29        1,120,181       0.91          1.40
  Year Ended June 30, 1998..............   (2.23)       (2.54)        24.07     23.18         691,878        1.00          1.39

Diversified Equity Fund (Class I)
  Year Ended June 30, 2002..............   (0.04)       (0.09)        10.46     (18.61)      1,528,790       0.98          0.46
  Year Ended June 30, 2001..............   (0.24)       (0.27)        12.95     (12.37)      1,742,023       0.95          0.26
  Year Ended June 30, 2000..............   (0.87)       (0.89)        15.05      5.23        1,895,968       0.95          0.20
  Year Ended June 30, 1999..............   (0.84)       (0.89)        15.19     20.72        2,089,940       0.95          0.42
  Year Ended June 30, 1998..............   (1.36)       (1.44)        13.51     32.26         630,340        0.98          0.66

                                          Ratios/Supplementary Data
                                          --------------------------

                                           Ratio of
                                           Expenses
                                          to Average     Portfolio
                                          Net Assets*   Turnover (a)
                                          -----------   ------------
Small Cap Growth Fund (Class I)
  Year Ended June 30, 2002..............     1.06%         119.33%
  Year Ended June 30, 2001..............     1.05          157.71
  Year Ended June 30, 2000..............     1.06          163.03
  Year Ended June 30, 1999..............     1.09          127.83
  Year Ended June 30, 1998..............     1.09           83.77
Small Cap Value Fund (Class I)
  Year Ended June 30, 2002..............     1.01           39.91
  Year Ended June 30, 2001..............     0.99           74.81
  Year Ended June 30, 2000..............     1.05          146.46
  Six Months Ended June 30, 1999 (b)....     1.03(d)        50.90
  Year Ended December 31, 1998..........     0.94           42.39
  Year Ended December 31, 1997..........     0.93           58.29
Mid Cap Growth Fund (Class I)
  Year Ended June 30, 2002..............     1.07           83.02
  Year Ended June 30, 2001..............     1.02          127.02
  Year Ended June 30, 2000..............     0.99          181.78
  Year Ended June 30, 1999..............     0.99          141.46
  Year Ended June 30, 1998..............     1.00          158.43
Mid Cap Value (Class I)
  Year Ended June 30, 2002..............     0.98          101.29
  Year Ended June 30, 2001..............     0.97          127.06
  Year Ended June 30, 2000..............     0.99          110.43
  Year Ended June 30, 1999..............     0.96          115.65
  Year Ended June 30, 1998..............     0.96          106.41
Diversified Mid Cap Fund (Class I)
  Year Ended June 30, 2002..............     0.99           37.08
  Year Ended June 30, 2001..............     0.97           59.45
  Year Ended June 30, 2000..............     1.00           70.01
  Six Months Ended June 30, 1999 (e)....     0.97(d)        23.53
  Year Ended December 31, 1998..........     0.90           26.89
  Year Ended December 31, 1997..........     0.84           37.54(f)
Large Cap Growth Fund (Class I)
  Year Ended June 30, 2002..............     1.07           69.07
  Year Ended June 30, 2001..............     1.00           73.36
  Year Ended June 30, 2000..............     0.94          123.21
  Year Ended June 30, 1999..............     0.96           86.34
  Year Ended June 30, 1998..............     0.99          117.34
Large Cap Value Fund (Class I)
  Year Ended June 30, 2002..............     0.99          125.65
  Year Ended June 30, 2001..............     0.96          127.66
  Year Ended June 30, 2000..............     0.96          131.95
  Year Ended June 30, 1999..............     0.95           40.69
  Year Ended June 30, 1998..............     0.95           47.35
Equity Income Fund (Class I)
  Year Ended June 30, 2002..............     1.01           17.03
  Year Ended June 30, 2001..............     1.00           13.44
  Year Ended June 30, 2000..............     1.01           15.82
  Year Ended June 30, 1999..............     0.98           16.22
  Year Ended June 30, 1998..............     1.00           14.64
Diversified Equity Fund (Class I)
  Year Ended June 30, 2002..............     0.99           14.29
  Year Ended June 30, 2001..............     0.96           21.92
  Year Ended June 30, 2000..............     0.95           37.98
  Year Ended June 30, 1999..............     0.95           50.82
  Year Ended June 30, 1998..............     0.98           62.37

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--------------------------------------------------------------------------------

Financial Highlights

                                                        Investment Activities                                       Distributions
                                                     ----------------------------                                   -------------
                                                                    Net Realized        Capital
                                        Net Asset       Net        and Unrealized    Contributions
                                         Value,      Investment        Gains             from         Total from         Net
                                        Beginning      Income      (Losses) from      Investment      Investment     Investment
                                        of Period      (Loss)       Investments         Advisor       Activities       Income
                                        ---------    ----------    --------------    -------------    ----------    -------------
Balanced Fund (Class I)
 Year Ended June 30, 2002 ............   $13.14        $0.32           $(1.49)           $  --          $(1.17)        $(0.32)
 Year Ended June 30, 2001 ............    13.99         0.36            (0.86)              --           (0.50)         (0.35)
 Year Ended June 30, 2000 ............    14.13         0.40             0.38               --            0.78          (0.39)
 Year Ended June 30, 1999 ............    13.80         0.34             1.28               --            1.62          (0.34)
 Year Ended June 30, 1998 ............    12.98         0.40             2.24               --            2.64          (0.39)

Equity Index Fund (Class I)
 Year Ended June 30, 2002 ............    27.96         0.28            (5.36)              --           (5.08)         (0.28)
 Year Ended June 30, 2001 ............    33.21         0.27            (5.26)              --           (4.99)         (0.26)
 Year Ended June 30, 2000 ............    31.79         0.31             1.86               --            2.17          (0.30)
 Year Ended June 30, 1999 ............    27.16         0.31             5.54               --            5.85          (0.30)
 Year Ended June 30, 1998 ............    21.80         0.33             5.98               --            6.31          (0.32)

Market Expansion Index Fund (Class I)
 Year Ended June 30, 2002 ............     8.82         0.04            (0.19)              --           (0.15)         (0.03)
 Year Ended June 30, 2001 ............     9.07         0.06             0.70               --            0.76          (0.05)
 Year Ended June 30, 2000 ............    10.63         0.07             1.15             0.02            1.24          (0.07)
 Six Months Ended June 30, 1999 (b) ..    10.52         0.03             0.40               --            0.43          (0.03)
 July 31, 1998 to December 31,
 1998 (e) ............................    10.00         0.03             0.93               --            0.96          (0.03)

Technology Fund (Class I)
 Year Ended June 30, 2002 ............     5.91        (0.05)           (2.28)              --           (2.33)            --
 July 28, 2000 to June 30, 2001 (e) ..    10.00        (0.04)           (4.05)              --           (4.09)            --

Health Sciences Fund (Class I)
 Year Ended June 30, 2002 ............    11.71        (0.19)           (2.60)              --           (2.79)            --
 March 23, 2001 to June 30,
 2001 (e) ............................    10.00        (0.02)            1.73               --            1.71             --

International Equity Index Fund (Class I)
 Year Ended June 30, 2002 ............    16.08         0.13            (1.99)              --           (1.86)         (0.12)
 Year Ended June 30, 2001 ............    21.65         0.22            (5.55)              --           (5.33)         (0.19)
 Year Ended June 30, 2000 ............    18.63         0.14             3.22               --            3.36          (0.05)
 Year Ended June 30, 1999 ............    17.97         0.19             1.71               --            1.90          (0.39)
 Year Ended June 30, 1998 ............    16.89         0.21             1.32               --            1.53          (0.02)

Diversified International Fund (Class I)
 Year Ended June 30, 2002 ............    13.14        (0.02)           (1.13)              --           (1.15)         (0.12)
 Year Ended June 30, 2001 ............    17.97         0.16            (4.60)              --           (4.44)         (0.09)
 Year Ended June 30, 2000 ............    15.13         0.11             3.06               --            3.17          (0.15)
 Six Months Ended June 30, 1999 (f) ..    13.93         0.11             1.09               --            1.20             --
 Year Ended December 31, 1998 ........    12.14         0.14             1.85               --            1.99          (0.15)
 Year Ended December 31, 1997 ........    11.79         0.10             0.37               --            0.47          (0.12)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(c) Not annualized.

(d) Annualized.

(e) Period from commencement of operations.

 (f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See notes to financial statements.

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                                      125
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--------------------------------------------------------------------------------

                                                   Distributions
                                              ------------------------

                                                                         Net Asset
                                                Net                       Value,                      Net Assets,
                                              Realized       Total        End of         Total           End of
                                               Gains     Distributions    Period        Return       Period (000's)
                                              --------   -------------   ---------   -------------   --------------
Balanced Fund (Class I)
   Year Ended June 30, 2002..................  $   --       $(0.32)       $11.65         (9.05)%       $   60,442
   Year Ended June 30, 2001..................      --        (0.35)        13.14         (3.61)            84,588
   Year Ended June 30, 2000..................   (0.53)       (0.92)        13.99          5.74            139,496
   Year Ended June 30, 1999..................   (0.95)       (1.29)        14.13         12.74            229,008
   Year Ended June 30, 1998..................   (1.43)       (1.82)        13.80         22.12            105,243

Equity Index Fund (Class I)
   Year Ended June 30, 2002..................      --        (0.28)        22.60        (18.24)         1,663,601
   Year Ended June 30, 2001..................      --        (0.26)        27.96        (15.05)         1,742,852
   Year Ended June 30, 2000..................   (0.45)       (0.75)        33.21          6.86          1,987,505
   Year Ended June 30, 1999..................   (0.92)       (1.22)        31.79         22.50          1,855,947
   Year Ended June 30, 1998..................   (0.63)       (0.95)        27.16         29.73            671,422

Market Expansion Index Fund (Class I)
   Year Ended June 30, 2002..................   (0.04)       (0.07)         8.60         (1.78)            42,115
   Year Ended June 30, 2001..................   (0.96)       (1.01)         8.82          8.84             31,337
   Year Ended June 30, 2000..................   (2.73)       (2.80)         9.07         14.30             28,699
   Six Months Ended June 30, 1999 (b)........   (0.29)       (0.32)        10.63          4.54(c)          28,871
   July 31, 1998 to December 31, 1998 (e)....   (0.41)       (0.44)        10.52          9.91(c)          27,483

Technology Fund (Class I)
   Year Ended June 30, 2002..................      --           --          3.58        (39.42)             2,524
   July 28, 2000 to June 30, 2001 (e)........      --           --          5.91         40.90(c)           3,509

Health Sciences Fund (Class I)
   Year Ended June 30, 2002..................   (0.04)       (0.04)         8.88        (23.92)               276
   March 23, 2001 to June 30, 2001(e)........      --           --         11.71         17.10(c)           1,080

International Equity Index Fund (Class I)
   Year Ended June 30, 2002..................      --        (0.12)        14.10        (11.55)           564,207
   Year Ended June 30, 2001..................   (0.05)       (0.24)        16.08        (24.77)           639,028
   Year Ended June 30, 2000..................   (0.29)       (0.34)        21.65         18.09            795,657
   Year Ended June 30, 1999..................   (0.85)       (1.24)        18.63         11.27            657,902
   Year Ended June 30, 1998..................   (0.43)       (0.45)        17.97          9.54            586,741

Diversified International Fund (Class I)
   Year Ended June 30, 2002..................      --        (0.12)        11.87         (8.75)           795,180
   Year Ended June 30, 2001..................   (0.30)       (0.39)        13.14        (25.13)           790,431
   Year Ended June 30, 2000..................   (0.18)       (0.33)        17.97         20.97            851,758
   Six Months Ended June 30, 1999 (f)........      --           --         15.13          8.61(c)         599,310
   Year Ended December 31, 1998..............   (0.05)       (0.20)        13.93         16.43            569,522
   Year Ended December 31, 1997..............      --        (0.12)        12.14          3.98            487,986

                                                              Ratios/Supplementary Data
                                               -------------------------------------------------------
                                                             Ratio of Net
                                                Ratio of      Investment     Ratio of
                                               Expenses to    Income to     Expenses to
                                                 Average       Average        Average      Portfolio
                                               Net Assets     Net Assets    Net Assets*   Turnover (a)
                                               -----------   ------------   -----------   ------------
Balanced Fund (Class I)
   Year Ended June 30, 2002..................     0.89%          2.52%         1.04%          24.92%
   Year Ended June 30, 2001..................     0.89           2.56          1.01           37.61
   Year Ended June 30, 2000..................     0.88           2.81          0.98           57.08
   Year Ended June 30, 1999..................     0.85           2.59          0.95           85.81
   Year Ended June 30, 1998..................     0.85           3.03          1.03           46.04
Equity Index Fund (Class I)
   Year Ended June 30, 2002..................     0.35           1.10          0.60            6.68
   Year Ended June 30, 2001..................     0.35           0.89          0.58            9.72
   Year Ended June 30, 2000..................     0.35           0.95          0.57            7.89
   Year Ended June 30, 1999..................     0.35           1.14          0.57            5.37
   Year Ended June 30, 1998..................     0.35           1.37          0.62            4.32
Market Expansion Index Fund (Class I)
   Year Ended June 30, 2002..................     0.57           0.44          0.90           73.63
   Year Ended June 30, 2001..................     0.57           0.61          0.85           36.68
   Year Ended June 30, 2000..................     0.57           0.72          0.95           64.29
   Six Months Ended June 30, 1999 (b)........     0.57(d)        0.68(d)       0.97(d)        36.50
   July 31, 1998 to December 31, 1998 (e)....     0.56(d)        0.75(d)       1.12(d)        20.18
Technology Fund (Class I)
   Year Ended June 30, 2002..................     1.30          (1.03)         2.20           33.74
   July 28, 2000 to June 30, 2001 (e)........     1.30(d)       (0.98)(d)      2.14(d)        76.53
Health Sciences Fund (Class I)
   Year Ended June 30, 2002..................     1.35          (0.61)         2.37           67.68
   March 23, 2001 to June 30, 2001(e)........     1.35(d)       (0.51)(d)      5.10(d)         2.34
International Equity Index Fund (Class I)
   Year Ended June 30, 2002..................     0.87           0.79          0.87           13.60
   Year Ended June 30, 2001..................     0.83           1.21          0.85            6.75
   Year Ended June 30, 2000..................     0.86           0.66          0.86           13.85
   Year Ended June 30, 1999..................     0.85           1.03          0.85           33.99
   Year Ended June 30, 1998..................     0.88           1.29          0.88            9.90
Diversified International Fund (Class I)
   Year Ended June 30, 2002..................     1.05           0.73          1.11          266.10
   Year Ended June 30, 2001..................     1.05           1.18          1.07           29.92
   Year Ended June 30, 2000..................     1.05           0.62          1.08           17.05
   Six Months Ended June 30, 1999 (f)........     1.06(d)        1.59(d)       1.09(d)         2.96
   Year Ended December 31, 1998..............     1.09           1.04          1.09            8.50
   Year Ended December 31, 1997..............     1.10           1.05          1.10            3.56

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--------------------------------------------------------------------------------

Financial Highlights

                                                          Investment Activities                      Distributions
                                                       ----------------------------                  -------------
                                                                      Net Realized
                                          Net Asset       Net        and Unrealized
                                           Value,      Investment        Gains         Total from         Net
                                          Beginning      Income      (Losses) from     Investment     Investment
                                          of Period      (Loss)       Investments      Activities       Income
                                          ---------    ----------    --------------    ----------    -------------

Small Cap Growth Fund (Class A)
 Year Ended June 30, 2002...............   $10.39        $(0.08)         $(1.17)         $(1.25)         $  --
 Year Ended June 30, 2001...............    12.91         (0.10)          (1.03)          (1.13)            --
 Year Ended June 30, 2000...............    10.61         (0.01)           3.19            3.18             --
 Year Ended June 30, 1999...............    12.02         (0.02)          (0.20)          (0.22)            --
 Year Ended June 30, 1998...............    10.94         (0.03)           2.44            2.41             --

Small Cap Value Fund (Class A)
 Year Ended June 30, 2002...............    19.20          0.09            2.73            2.82          (0.09)
 Year Ended June 30, 2001...............    13.52          0.22            5.64            5.86          (0.18)
 Year Ended June 30, 2000...............    14.04          0.03           (0.45)          (0.42)         (0.10)
 Six Months Ended June 30, 1999 (b).....    14.81         (0.05)          (0.64)          (0.69)            --
 Year Ended December 31, 1998...........    16.03         (0.10)          (0.59)          (0.69)            --
 Year Ended December 31, 1997...........    13.70         (0.06)           4.16            4.10             --

Mid Cap Growth Fund (Class A)
 Year Ended June 30, 2002...............    21.64         (0.14)          (3.19)          (3.33)            --
 Year Ended June 30, 2001...............    29.23         (0.19)          (3.08)          (3.27)            --
 Year Ended June 30, 2000...............    25.02         (0.11)           8.40            8.29             --
 Year Ended June 30, 1999...............    22.36         (0.10)           5.46            5.36             --
 Year Ended June 30, 1998...............    19.37         (0.08)           5.65            5.57             --

Mid Cap Value (Class A)
 Year Ended June 30, 2002...............    16.80          0.05           (0.05)             --          (0.05)
 Year Ended June 30, 2001...............    13.48          0.08            4.00            4.08          (0.08)
 Year Ended June 30, 2000...............    14.93          0.09           (0.15)          (0.06)         (0.09)
 Year Ended June 30, 1999...............    16.93          0.09            0.26            0.35          (0.09)
 Year Ended June 30, 1998...............    15.68          0.10            3.99            4.09          (0.10)
 Year Ended June 30, 1997...............    14.72          0.19            2.57            2.76          (0.19)

Diversified Mid Cap Fund (Class A)
 Year Ended June 30, 2002...............    18.25         (0.02)          (1.51)          (1.53)            --
 Year Ended June 30, 2001...............    21.50         (0.01)           1.31            1.30             --(e)
 Year Ended June 30, 2000...............    21.96         (0.01)           2.58            2.57          (0.02)
 Six Months Ended June 30, 1999 (f).....    20.35         (0.04)           1.70            1.66             --
 Year Ended December 31, 1998...........    20.89         (0.07)           0.92            0.85             --
 Year Ended December 31, 1997...........    17.61         (0.03)           4.87            4.84             --

Large Cap Growth Fund (Class A)
 Year Ended June 30, 2002...............    17.57         (0.06)          (4.89)          (4.95)            --
 Year Ended June 30, 2001...............    27.42         (0.14)          (8.81)          (8.95)            --
 Year Ended June 30, 2000...............    26.86         (0.07)           3.97            3.90             --
 Year Ended June 30, 1999...............    23.32         (0.07)           5.97            5.90             --
 Year Ended June 30, 1998...............    19.92         (0.01)           6.30            6.29          (0.01)

Large Cap Value Fund (Class A)
 Year Ended June 30, 2002...............    16.28          0.06           (3.25)          (3.19)         (0.05)
 Year Ended June 30, 2001...............    15.61          0.07            1.07            1.14          (0.08)
 Year Ended June 30, 2000...............    18.24          0.09           (1.14)          (1.05)         (0.09)
 Year Ended June 30, 1999...............    16.77          0.14            2.52            2.66          (0.14)
 Year Ended June 30, 1998...............    14.85          0.18            2.84            3.02          (0.17)

Equity Income Fund (Class A)
 Year Ended June 30, 2002...............    19.36          0.20           (2.00)          (1.80)         (0.20)
 Year Ended June 30, 2001...............    21.19          0.20            0.69            0.89          (0.20)
 Year Ended June 30, 2000...............    24.45          0.25           (2.31)          (2.06)         (0.26)
 Year Ended June 30, 1999...............    24.04          0.27            2.08            2.35          (0.26)
 Year Ended June 30, 1998...............    21.90          0.25            4.37            4.62          (0.25)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(c) Not annualized.

(d) Annualized.

(e) Amount is less than $0.01.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

(g) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

See notes to financial statements.

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--------------------------------------------------------------------------------

                                              Distributions                                     Ratios/Supplementary Data
                                         ------------------------                        ---------------------------------------
                                                                                                                    Ratio of Net
                                                                    Net Asset            Net Assets,    Ratio of     Investment
                                           Net                       Value,                  End        Expenses       Income
                                         Realized       Total          End      Total     of Period    to Average    to Average
                                          Gains     Distributions   of Period   Return     (000's)     Net Assets    Net Assets
                                         --------   -------------   ---------   ------   -----------   ----------   ------------

Small Cap Growth Fund (Class A)
  Year Ended June 30, 2002..............  $   --       $   --        $ 9.14     (12.03)%   $52,918        1.30%        (0.90)%
  Year Ended June 30, 2001..............   (1.39)       (1.39)        10.39     (9.21)      56,221        1.29         (0.83)
  Year Ended June 30, 2000..............   (0.88)       (0.88)        12.91     31.79       71,858        1.30         (0.48)
  Year Ended June 30, 1999..............   (1.19)       (1.19)        10.61     (0.53)      22,081        1.31         (0.24)
  Year Ended June 30, 1998..............   (1.33)       (1.33)        12.02     23.28       21,634        1.31         (0.31)

Small Cap Value Fund (Class A)
  Year Ended June 30, 2002..............   (1.12)       (1.21)        20.81     15.50       96,595        1.23          0.48
  Year Ended June 30, 2001..............      --        (0.18)        19.20     43.55       40,634        1.21          1.07
  Year Ended June 30, 2000..............      --        (0.10)        13.52     (2.94)      14,725        1.18          0.60
  Six Months Ended June 30, 1999 (b)....   (0.08)       (0.08)        14.04     (4.61)(c)    26,592       1.17(d)   (0.58)(d)
  Year Ended December 31, 1998..........   (0.53)       (0.53)        14.81     (4.29)      32,217        1.19         (0.73)
  Year Ended December 31, 1997..........   (1.77)       (1.77)        16.03     30.16       21,836        1.18         (0.68)

Mid Cap Growth Fund (Class A)
  Year Ended June 30, 2002..............   (0.07)       (0.07)        18.24     (15.41)    336,995        1.24         (0.82)
  Year Ended June 30, 2001..............   (4.32)       (4.32)        21.64     (13.77)    338,797        1.24         (0.85)
  Year Ended June 30, 2000..............   (4.08)       (4.08)        29.23     36.25      343,284        1.24         (0.64)
  Year Ended June 30, 1999..............   (2.70)       (2.70)        25.02     27.87      159,292        1.24         (0.60)
  Year Ended June 30, 1998..............   (2.58)       (2.58)        22.36     30.95       95,647        1.25         (0.60)

Mid Cap Value (Class A)
  Year Ended June 30, 2002..............   (1.36)       (1.41)        15.39      0.00      178,569        1.22          0.32
  Year Ended June 30, 2001..............   (0.68)       (0.76)        16.80     31.30      124,248        1.21          0.51
  Year Ended June 30, 2000..............   (1.30)       (1.39)        13.48      0.05       88,721        1.22          0.67
  Year Ended June 30, 1999..............   (2.26)       (2.35)        14.93      3.70      122,392        1.21          0.28
  Year Ended June 30, 1998..............   (2.74)       (2.84)        16.93     27.90       29,443        1.21          0.60
  Year Ended June 30, 1997..............   (1.61)       (1.80)        15.68     20.21       23,909        1.23          1.26

Diversified Mid Cap Fund (Class A)
  Year Ended June 30, 2002..............   (0.88)       (0.88)        15.84     (8.62)     149,373        1.22         (0.10)
  Year Ended June 30, 2001..............   (4.55)       (4.55)        18.25      5.91      177,665        1.18         (0.06)
  Year Ended June 30, 2000..............   (3.01)       (3.03)        21.50     13.74      217,623        1.11         (0.01)
  Six Months Ended June 30, 1999 (f)....   (0.05)       (0.05)        21.96      8.21(c)   242,528        1.10(d)   (0.30)(d)
  Year Ended December 31, 1998..........   (1.39)       (1.39)        20.35      4.30      278,279        1.15         (0.33)
  Year Ended December 31, 1997..........   (1.56)       (1.56)        20.89     27.56      234,020        1.09         (0.20)

Large Cap Growth Fund (Class A)
  Year Ended June 30, 2002..............      --           --         12.62     (28.17)    247,732        1.22         (0.37)
  Year Ended June 30, 2001..............   (0.90)       (0.90)        17.57     (33.72)    412,205        1.18         (0.63)
  Year Ended June 30, 2000..............   (3.34)       (3.34)        27.42     14.99      662,088        1.19         (0.38)
  Year Ended June 30, 1999..............   (2.36)       (2.36)        26.86     28.43      447,209        1.21         (0.43)
  Year Ended June 30, 1998..............   (2.88)       (2.89)        23.32     35.43      199,052        1.24         (0.04)

Large Cap Value Fund (Class A)
  Year Ended June 30, 2002..............   (0.17)       (0.22)        12.87     (19.74)     39,546        1.23          0.43
  Year Ended June 30, 2001..............   (0.39)       (0.47)        16.28      7.30       77,476        1.21          0.44
  Year Ended June 30, 2000..............   (1.49)       (1.58)        15.61     (6.06)      45,190        1.21          0.56
  Year Ended June 30, 1999..............   (1.05)       (1.19)        18.24     17.39       28,448        1.20          0.90
  Year Ended June 30, 1998..............   (0.93)       (1.10)        16.77     21.14       15,699        1.20          1.10

Equity Income Fund (Class A)
  Year Ended June 30, 2002..............   (1.06)       (1.26)        16.30     (9.89)      95,276        1.24          1.12
  Year Ended June 30, 2001..............   (2.52)       (2.72)        19.36      4.02       94,379        1.23          1.00
  Year Ended June 30, 2000..............   (0.94)       (1.20)        21.19     (8.61)     102,783        1.16          1.17
  Year Ended June 30, 1999..............   (1.68)       (1.94)        24.45     10.94      135,420        1.18          1.17
  Year Ended June 30, 1998..............   (2.23)       (2.48)        24.04     22.91      117,682        1.25          1.15

                                          Ratios/Supplementary Data
                                          --------------------------

                                           Ratio of
                                           Expenses
                                          to Average     Portfolio
                                          Net Assets*   Turnover (a)
                                          -----------   ------------
Small Cap Growth Fund (Class A)
  Year Ended June 30, 2002..............     1.41%         119.33%
  Year Ended June 30, 2001..............     1.40          157.71
  Year Ended June 30, 2000..............     1.41          163.03
  Year Ended June 30, 1999..............     1.44          127.83
  Year Ended June 30, 1998..............     1.44           83.77
Small Cap Value Fund (Class A)
  Year Ended June 30, 2002..............     1.35           39.91
  Year Ended June 30, 2001..............     1.33           74.81
  Year Ended June 30, 2000..............     1.40          146.46
  Six Months Ended June 30, 1999 (b)....     1.29(d)        50.90
  Year Ended December 31, 1998..........     1.19           42.39
  Year Ended December 31, 1997..........     1.18           58.29
Mid Cap Growth Fund (Class A)
  Year Ended June 30, 2002..............     1.42           83.02
  Year Ended June 30, 2001..............     1.37          127.02
  Year Ended June 30, 2000..............     1.34          181.78
  Year Ended June 30, 1999..............     1.34          141.46
  Year Ended June 30, 1998..............     1.35          158.43
Mid Cap Value (Class A)
  Year Ended June 30, 2002..............     1.33          101.29
  Year Ended June 30, 2001..............     1.32          127.06
  Year Ended June 30, 2000..............     1.34          110.43
  Year Ended June 30, 1999..............     1.31          115.65
  Year Ended June 30, 1998..............     1.31          106.41
  Year Ended June 30, 1997..............     1.31           92.66
Diversified Mid Cap Fund (Class A)
  Year Ended June 30, 2002..............     1.34           37.08
  Year Ended June 30, 2001..............     1.32           59.45
  Year Ended June 30, 2000..............     1.35           70.01
  Six Months Ended June 30, 1999 (f)....     1.22(d)        23.53
  Year Ended December 31, 1998..........     1.15           26.89
  Year Ended December 31, 1997..........     1.09           37.54(g)
Large Cap Growth Fund (Class A)
  Year Ended June 30, 2002..............     1.42           69.07
  Year Ended June 30, 2001..............     1.35           73.36
  Year Ended June 30, 2000..............     1.29          123.21
  Year Ended June 30, 1999..............     1.31           86.34
  Year Ended June 30, 1998..............     1.34          117.34
Large Cap Value Fund (Class A)
  Year Ended June 30, 2002..............     1.34          125.65
  Year Ended June 30, 2001..............     1.31          127.66
  Year Ended June 30, 2000..............     1.31          131.95
  Year Ended June 30, 1999..............     1.30           40.69
  Year Ended June 30, 1998..............     1.30           47.35
Equity Income Fund (Class A)
  Year Ended June 30, 2002..............     1.36           17.03
  Year Ended June 30, 2001..............     1.35           13.44
  Year Ended June 30, 2000..............     1.35           15.82
  Year Ended June 30, 1999..............     1.34           16.22
  Year Ended June 30, 1998..............     1.35           14.64

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--------------------------------------------------------------------------------

Financial Highlights

                                                       Investment Activities                                       Distributions
                                                    ----------------------------                                   --------------
                                                                   Net Realized        Capital
                                       Net Asset       Net        and Unrealized    Contributions
                                        Value,      Investment        Gains             from         Total from         Net
                                       Beginning      Income      (Losses) from      Investment      Investment      Investment
                                       of Period      (Loss)       Investments         Advisor       Activities        Income
                                       ---------    ----------    --------------    -------------    ----------    --------------

Diversified Equity Fund (Class A)
 Year Ended June 30, 2002............   $12.91        $0.02           $(2.45)           $ --           $(2.43)         $(0.02)
 Year Ended June 30, 2001............    15.00           --            (1.84)             --            (1.84)          (0.01)
 Year Ended June 30, 2000............    15.16           --             0.72              --             0.72           (0.01)
 Year Ended June 30, 1999............    13.50         0.02             2.51              --             2.53           (0.03)
 Year Ended June 30, 1998............    11.50         0.05             3.36              --             3.41           (0.05)

Balanced Fund (Class A)
 Year Ended June 30, 2002............    13.14         0.29            (1.48)             --            (1.19)          (0.29)
 Year Ended June 30, 2001............    14.00         0.31            (0.85)             --            (0.54)          (0.32)
 Year Ended June 30, 2000............    14.14         0.34             0.40              --             0.74           (0.35)
 Year Ended June 30, 1999............    13.81         0.31             1.28              --             1.59           (0.31)
 Year Ended June 30, 1998............    13.00         0.36             2.24              --             2.60           (0.36)

Equity Index Fund (Class A)
 Year Ended June 30, 2002............    27.96         0.23            (5.37)             --            (5.14)          (0.22)
 Year Ended June 30, 2001............    33.20         0.20            (5.25)             --            (5.05)          (0.19)
 Year Ended June 30, 2000............    31.78         0.22             1.87              --             2.09           (0.22)
 Year Ended June 30, 1999............    27.15         0.22             5.56              --             5.78           (0.23)
 Year Ended June 30, 1998............    21.81         0.26             5.97              --             6.23           (0.26)

Market Expansion Index Fund (Class A)
 Year Ended June 30, 2002............     8.81         0.01            (0.19)             --            (0.18)          (0.01)
 Year Ended June 30, 2001............     9.06         0.03             0.71              --             0.74           (0.03)
 Year Ended June 30, 2000............    10.63         0.05             1.14            0.02             1.21           (0.05)
 Six Months Ended June 30, 1999 (b)..    10.53         0.03             0.39              --             0.42           (0.03)
 July 31, 1998 to December 31,
 1998 (e)............................    10.00           --             0.95              --             0.95           (0.01)

Technology Fund (Class A)
 Year Ended June 30, 2002............     5.89        (0.06)           (2.27)             --            (2.33)             --
 July 28, 2000 to June 30, 2001 (e)..    10.00        (0.08)           (4.03)             --            (4.11)             --

Health Sciences Fund (Class A)
 Year Ended June 30, 2002............    11.70        (0.07)           (2.75)             --            (2.82)             --
 March 23, 2001 to June 30,
 2001 (e)............................    10.00        (0.02)            1.72              --             1.70              --

International Equity Index Fund
 (Class A)
 Year Ended June 30, 2002............    16.08         0.10            (2.00)             --            (1.90)          (0.10)
 Year Ended June 30, 2001............    21.66         0.25            (5.65)             --            (5.40)          (0.13)
 Year Ended June 30, 2000............    18.68         0.11             3.16              --             3.27              --(f)
 Year Ended June 30, 1999............    17.99         0.29             1.60              --             1.89           (0.35)
 Year Ended June 30, 1998............    16.92         0.19             1.31              --             1.50              --

Diversified International Fund
 (Class A)
 Year Ended June 30, 2002............    13.11        (0.04)           (1.13)             --            (1.17)          (0.11)
 Year Ended June 30, 2001............    17.90         0.12            (4.57)             --            (4.45)          (0.04)
 Year Ended June 30, 2000............    15.08         0.05             3.07              --             3.12           (0.12)
 Six Months Ended June 30, 1999 (g)..    13.89         0.08             1.11              --             1.19              --
 Year Ended December 31, 1998........    12.11         0.11             1.84              --             1.95           (0.17)
 Year Ended December 31, 1997........    11.77         0.07             0.36              --             0.43           (0.09)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(c) Not annualized.

(d) Annualized.

(e) Period from commencement of operations.

(f) Amount is less than $0.01.

(g) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See notes to financial statements.

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                                      129
                                                                          Report

--------------------------------------------------------------------------------

                                                   Distributions                                Ratios/Supplementary Data
                                              ------------------------                          ------------------------

                                                                         Net Asset              Net Assets,    Ratio of
                                                Net                       Value,                    End        Expenses
                                              Realized       Total          End       Total      of Period    to Average
                                               Gains     Distributions   of Period    Return      (000's)     Net Assets
                                              --------   -------------   ---------   --------   -----------   ----------

Diversified Equity Fund (Class A)
  Year Ended June 30, 2002...................  $(0.04)      $(0.06)       $10.42      (18.87)%   $193,278        1.23%
  Year Ended June 30, 2001...................   (0.24)       (0.25)        12.91      (12.52)     232,969        1.20
  Year Ended June 30, 2000...................   (0.87)       (0.88)        15.00        4.97      298,378        1.20
  Year Ended June 30, 1999...................   (0.84)       (0.87)        15.16       20.36      340,736        1.20
  Year Ended June 30, 1998...................   (1.36)       (1.41)        13.50       31.96       80,500        1.23

Balanced Fund (Class A)
  Year Ended June 30, 2002...................      --        (0.29)        11.66       (9.20)     112,233        1.14
  Year Ended June 30, 2001...................      --        (0.32)        13.14       (3.92)     129,984        1.14
  Year Ended June 30, 2000...................   (0.53)       (0.88)        14.00        5.48      135,367        1.13
  Year Ended June 30, 1999...................   (0.95)       (1.26)        14.14       12.45       80,819        1.10
  Year Ended June 30, 1998...................   (1.43)       (1.79)        13.81       21.71       50,456        1.10

Equity Index Fund (Class A)
  Year Ended June 30, 2002...................      --        (0.22)        22.60      (18.46)     452,983        0.60
  Year Ended June 30, 2001...................      --        (0.19)        27.96      (15.25)     728,675        0.60
  Year Ended June 30, 2000...................   (0.45)       (0.67)        33.20        6.61      903,371        0.60
  Year Ended June 30, 1999...................   (0.92)       (1.15)        31.78       22.22      732,325        0.60
  Year Ended June 30, 1998...................   (0.63)       (0.89)        27.15       29.33      218,518        0.60

Market Expansion Index Fund (Class A)
  Year Ended June 30, 2002...................   (0.04)       (0.05)         8.58       (2.11)      11,047        0.82
  Year Ended June 30, 2001...................   (0.96)       (0.99)         8.81        8.59        3,808        0.82
  Year Ended June 30, 2000...................   (2.73)       (2.78)         9.06       13.93        2,066        0.82
  Six Months Ended June 30, 1999 (b).........   (0.29)       (0.32)        10.63        4.39(c)       277        0.85(d)
  July 31, 1998 to December 31, 1998 (e).....   (0.41)       (0.42)        10.53        9.30(c)        30        0.77(d)

Technology Fund (Class A)
  Year Ended June 30, 2002...................      --           --          3.56      (39.56)      18,643        1.55
  July 28, 2000 to June 30, 2001 (e)               --           --          5.89       41.10(c)    33,349        1.53(d)

Health Sciences Fund (Class A)
  Year Ended June 30, 2002...................   (0.04)       (0.04)         8.84      (24.19)       7,705        1.60
  March 23, 2001 to June 30, 2001 (e)              --           --         11.70       17.00(c)     5,016        1.60(d)

International Equity Index Fund (Class A)
  Year Ended June 30, 2002...................      --        (0.10)        14.08      (11.79)      30,981        1.12
  Year Ended June 30, 2001...................   (0.05)       (0.18)        16.08      (25.05)      30,002        1.08
  Year Ended June 30, 2000...................   (0.29)       (0.29)        21.66       17.58       67,967        1.11
  Year Ended June 30, 1999...................   (0.85)       (1.20)        18.68       11.21       55,691        1.10
  Year Ended June 30, 1998...................   (0.43)       (0.43)        17.99        9.34       24,060        1.13

Diversified International Fund (Class A)
  Year Ended June 30, 2002...................      --        (0.11)        11.83       (8.96)      29,414        1.30
  Year Ended June 30, 2001...................   (0.30)       (0.34)        13.11      (25.25)      34,840        1.30
  Year Ended June 30, 2000...................   (0.18)       (0.30)        17.90       20.66       35,605        1.30
  Six Months Ended June 30, 1999 (g)               --           --         15.08        8.57(c)    34,900        1.29(d)
  Year Ended December 31, 1998...............      --        (0.17)        13.89       16.12       44,232        1.34
  Year Ended December 31, 1997...............      --        (0.09)        12.11        3.69       26,703        1.35

                                                     Ratios/Supplementary Data
                                               -----------------------------------------
                                               Ratio of Net
                                                Investment     Ratio of
                                                  Income       Expenses
                                                to Average    to Average     Portfolio
                                                Net Assets    Net Assets*   Turnover (a)
                                               ------------   -----------   ------------
Diversified Equity Fund (Class A)
  Year Ended June 30, 2002...................      0.21%         1.34%          14.29%
  Year Ended June 30, 2001...................      0.01          1.31           21.92
  Year Ended June 30, 2000...................     (0.05)         1.30           37.98
  Year Ended June 30, 1999...................      0.10          1.30           50.82
  Year Ended June 30, 1998...................      0.40          1.33           62.37
Balanced Fund (Class A)
  Year Ended June 30, 2002...................      2.27          1.39           24.92
  Year Ended June 30, 2001...................      2.31          1.36           37.61
  Year Ended June 30, 2000...................      2.53          1.34           57.08
  Year Ended June 30, 1999...................      2.33          1.30           85.81
  Year Ended June 30, 1998...................      2.77          1.38           46.04
Equity Index Fund (Class A)
  Year Ended June 30, 2002...................      0.85          0.95            6.68
  Year Ended June 30, 2001...................      0.64          0.93            9.72
  Year Ended June 30, 2000...................      0.69          0.92            7.89
  Year Ended June 30, 1999...................      0.79          0.92            5.37
  Year Ended June 30, 1998...................      1.11          0.96            4.32
Market Expansion Index Fund (Class A)
  Year Ended June 30, 2002...................      0.18          1.23           73.63
  Year Ended June 30, 2001...................      0.34          1.20           36.68
  Year Ended June 30, 2000...................      0.51          1.28           64.29
  Six Months Ended June 30, 1999 (b).........      0.43(d)       1.42(d)        36.50
  July 31, 1998 to December 31, 1998 (e).....      0.47(d)       1.24(d)        20.18
Technology Fund (Class A)
  Year Ended June 30, 2002...................     (1.28)         2.55           33.74
  July 28, 2000 to June 30, 2001 (e)               1.21(d)       2.28(d)        76.53
Health Sciences Fund (Class A)
  Year Ended June 30, 2002...................     (0.88)         2.48           67.68
  March 23, 2001 to June 30, 2001 (e)             (0.86)(d)      6.19(d)         2.34
International Equity Index Fund (Class A)
  Year Ended June 30, 2002...................      0.54          1.22           13.60
  Year Ended June 30, 2001...................      0.80          1.20            6.75
  Year Ended June 30, 2000...................      0.51          1.21           13.85
  Year Ended June 30, 1999...................      1.06          1.20           33.99
  Year Ended June 30, 1998...................      1.11          1.23            9.90
Diversified International Fund (Class A)
  Year Ended June 30, 2002...................      0.42          1.46          266.10
  Year Ended June 30, 2001...................      0.90          1.42           29.92
  Year Ended June 30, 2000...................      0.29          1.43           17.05
  Six Months Ended June 30, 1999 (g)               1.25(d)       1.37(d)         2.96
  Year Ended December 31, 1998...............      0.79          1.34            8.50
  Year Ended December 31, 1997...............      0.80          1.35            3.56

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--------------------------------------------------------------------------------

Financial Highlights

                                                          Investment Activities                      Distributions
                                                       ----------------------------                  -------------
                                                                      Net Realized
                                          Net Asset       Net        and Unrealized
                                           Value,      Investment        Gains         Total from         Net
                                          Beginning      Income      (Losses) from     Investment     Investment
                                          of Period      (Loss)       Investments      Activities       Income
                                          ---------    ----------    --------------    ----------    -------------

Small Cap Growth Fund (Class B)
 Year Ended June 30, 2002...............   $ 9.82        $(0.14)         $(1.11)         $(1.25)        $   --
 Year Ended June 30, 2001...............    12.36         (0.15)          (1.00)          (1.15)            --
 Year Ended June 30, 2000...............    10.26         (0.01)           2.99            2.98             --
 Year Ended June 30, 1999...............    11.79         (0.06)          (0.28)          (0.34)            --
 Year Ended June 30, 1998...............    10.84         (0.03)           2.31            2.28             --

Small Cap Value Fund (Class B)
 Year Ended June 30, 2002...............    18.52         (0.03)           2.61            2.58          (0.01)
 Year Ended June 30, 2001...............    13.07          0.26            5.27            5.53          (0.08)
 Year Ended June 30, 2000...............    13.63         (0.06)          (0.44)          (0.50)         (0.06)
 Six Months Ended June 30, 1999 (b).....    14.41         (0.11)          (0.59)          (0.70)            --
 Year Ended December 31, 1998...........    15.74         (0.17)          (0.63)          (0.80)            --
 Year Ended December 31, 1997...........    13.58         (0.07)           4.00            3.93             --

Mid Cap Growth Fund (Class B)
 Year Ended June 30, 2002...............    19.71         (0.29)          (2.87)          (3.16)            --
 Year Ended June 30, 2001...............    27.17         (0.25)          (2.89)          (3.14)            --
 Year Ended June 30, 2000...............    23.67         (0.12)           7.70            7.58             --
 Year Ended June 30, 1999...............    21.44         (0.18)           5.11            4.93             --
 Year Ended June 30, 1998...............    18.82         (0.15)           5.35            5.20             --

Mid Cap Value (Class B)
 Year Ended June 30, 2002...............    16.57         (0.06)          (0.06)          (0.12)            --
 Year Ended June 30, 2001...............    13.34         (0.01)           3.92            3.91             --
 Year Ended June 30, 2000...............    14.80         (0.01)          (0.14)          (0.15)         (0.01)
 Year Ended June 30, 1999...............    16.85            --            0.22            0.22          (0.01)
 Year Ended June 30, 1998...............    15.64         (0.02)           3.98            3.96          (0.01)

Diversified Mid Cap Fund (Class B)**
 Year Ended June 30, 2002...............    17.98         (0.11)          (1.51)          (1.62)            --
 Year Ended June 30, 2001...............    32.40         (0.30)           2.21            1.91             --
 Year Ended June 30, 2000...............    40.92         (0.08)           3.64            3.56          (0.04)
 Six Months Ended June 30, 1999 (e).....    38.20         (0.28)           3.20            2.92             --
 Year Ended December 31, 1998...........    42.32         (0.36)           1.80            1.44             --
 Year Ended December 31, 1997...........    38.28         (0.12)          10.40           10.28             --

Large Cap Growth Fund (Class B)
 Year Ended June 30, 2002...............    16.60         (0.18)          (4.59)          (4.77)            --
 Year Ended June 30, 2001...............    26.14         (0.29)          (8.35)          (8.64)            --
 Year Ended June 30, 2000...............    25.92         (0.15)           3.71            3.56             --
 Year Ended June 30, 1999...............    22.73         (0.09)           5.64            5.55             --
 Year Ended June 30, 1998...............    19.61         (0.10)           6.10            6.00             --

Large Cap Value Fund (Class B)
 Year Ended June 30, 2002...............    16.22         (0.05)          (3.22)          (3.27)            --
 Year Ended June 30, 2001...............    15.61         (0.04)           1.04            1.00             --
 Year Ended June 30, 2000...............    18.25         (0.02)          (1.12)          (1.14)         (0.01)
 Year Ended June 30, 1999...............    16.84          0.03            2.48            2.51          (0.05)
 Year Ended June 30, 1998...............    14.95          0.07            2.84            2.91          (0.09)

Equity Income Fund (Class B)
 Year Ended June 30, 2002...............    19.37          0.06           (2.00)          (1.94)         (0.09)
 Year Ended June 30, 2001...............    21.23          0.05            0.69            0.74          (0.08)
 Year Ended June 30, 2000...............    24.50          0.09           (2.30)          (2.21)         (0.12)
 Year Ended June 30, 1999...............    24.08          0.09            2.10            2.19          (0.09)
 Year Ended June 30, 1998...............    21.95          0.26            4.36            4.62          (0.26)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

** Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

 (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

 (b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

 (c) Not annualized.

 (d) Annualized.

 (e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

 (f) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      131
                                                                          Report

--------------------------------------------------------------------------------

                                              Distributions                                     Ratios/Supplementary Data
                                         ------------------------                        ---------------------------------------
                                                                                                                    Ratio of Net
                                                                    Net Asset            Net Assets,    Ratio of     Investment
                                           Net                       Value,                  End        Expenses       Income
                                         Realized       Total          End      Total     of Period    to Average    to Average
                                          Gains     Distributions   of Period   Return     (000's)     Net Assets    Net Assets
                                         --------   -------------   ---------   ------   -----------   ----------   ------------

Small Cap Growth Fund (Class B)
  Year Ended June 30, 2002.............. $    --       $    --       $ 8.57     (12.73)%   $23,792        2.05%        (1.65)%
  Year Ended June 30, 2001..............   (1.39)        (1.39)        9.82     (9.84)      25,625        2.04         (1.59)
  Year Ended June 30, 2000..............   (0.88)        (0.88)       12.36     30.89       27,843        2.05         (1.23)
  Year Ended June 30, 1999..............   (1.19)        (1.19)       10.26     (1.69)      10,278        2.06         (1.00)
  Year Ended June 30, 1998..............   (1.33)        (1.33)       11.79     22.24        8,567        2.06         (1.02)

Small Cap Value Fund (Class B)
  Year Ended June 30, 2002..............   (1.12)        (1.13)       19.97     14.65       30,017        1.98         (0.27)
  Year Ended June 30, 2001..............      --         (0.08)       18.52     42.42       10,303        1.96          0.29
  Year Ended June 30, 2000..............      --         (0.06)       13.07     (3.67)       2,531        1.93         (0.14)
  Six Months Ended June 30, 1999 (b)....   (0.08)        (0.08)       13.63     (4.81)(c)     3,320       1.94(d)      (1.34)(d)
  Year Ended December 31, 1998..........   (0.53)        (0.53)       14.41     (5.11)       4,014        1.94         (1.48)
  Year Ended December 31, 1997..........   (1.77)        (1.77)       15.74     29.17        1,799        1.93         (1.43)

Mid Cap Growth Fund (Class B)
  Year Ended June 30, 2002..............   (0.07)        (0.07)       16.48     (16.06)    268,231        1.99         (1.57)
  Year Ended June 30, 2001..............   (4.32)        (4.32)       19.71     (14.42)    333,269        1.99         (1.60)
  Year Ended June 30, 2000..............   (4.08)        (4.08)       27.17     35.23      316,729        1.99         (1.39)
  Year Ended June 30, 1999..............   (2.70)        (2.70)       23.67     26.96      147,600        1.99         (1.35)
  Year Ended June 30, 1998..............   (2.58)        (2.58)       21.44     29.79       90,930        2.00         (1.35)

Mid Cap Value (Class B)
  Year Ended June 30, 2002..............   (1.36)        (1.36)       15.09     (0.77)      73,191        1.97         (0.43)
  Year Ended June 30, 2001..............   (0.68)        (0.68)       16.57     30.26       56,715        1.96         (0.24)
  Year Ended June 30, 2000..............   (1.30)        (1.31)       13.34     (0.61)      33,734        1.97         (0.07)
  Year Ended June 30, 1999..............   (2.26)        (2.27)       14.80      2.76       41,380        1.95         (0.25)
  Year Ended June 30, 1998..............   (2.74)        (2.75)       16.85     26.97       30,094        1.96         (0.15)

Diversified Mid Cap Fund (Class B)**
  Year Ended June 30, 2002..............   (0.88)        (0.88)       15.48     (9.28)      14,727        1.97         (0.84)
  Year Ended June 30, 2001..............  (16.33)       (16.33)       17.98      5.05       12,149        1.93         (0.81)
  Year Ended June 30, 2000..............  (12.04)       (12.08)       32.40     13.01        6,771        1.86         (0.75)
  Six Months Ended June 30, 1999 (e)....   (0.20)        (0.20)       40.92      7.76(c)     6,283        1.88(d)      (1.08)(d)
  Year Ended December 31, 1998..........   (5.56)        (5.56)       38.20      3.79        7,108        1.90         (1.08)
  Year Ended December 31, 1997..........   (6.24)        (6.24)       42.32     27.10        3,965        1.84         (0.95)

Large Cap Growth Fund (Class B)
  Year Ended June 30, 2002..............      --            --        11.83     (28.73)    386,175        1.97         (1.13)
  Year Ended June 30, 2001..............   (0.90)        (0.90)       16.60     (34.20)    619,423        1.93         (1.38)
  Year Ended June 30, 2000..............   (3.34)        (3.34)       26.14     14.16      978,576        1.94         (1.13)
  Year Ended June 30, 1999..............   (2.36)        (2.36)       25.92     27.54      617,672        1.96         (0.98)
  Year Ended June 30, 1998..............   (2.88)        (2.88)       22.73     34.39      280,563        1.99         (0.80)

Large Cap Value Fund (Class B)
  Year Ended June 30, 2002..............   (0.17)        (0.17)       12.78     (20.32)     23,015        1.98         (0.33)
  Year Ended June 30, 2001..............   (0.39)        (0.39)       16.22      6.42       31,222        1.96         (0.31)
  Year Ended June 30, 2000..............   (1.49)        (1.50)       15.61     (6.56)      25,795        1.96         (0.18)
  Year Ended June 30, 1999..............   (1.05)        (1.10)       18.25     16.30       24,877        1.95          0.15
  Year Ended June 30, 1998..............   (0.93)        (1.02)       16.84     20.18       17,154        1.95          0.33

Equity Income Fund (Class B)
  Year Ended June 30, 2002..............   (1.06)        (1.15)       16.28     (10.57)    105,010        1.99          0.38
  Year Ended June 30, 2001..............   (2.52)        (2.60)       19.37      3.27      126,701        1.98          0.25
  Year Ended June 30, 2000..............   (0.94)        (1.06)       21.23     (9.22)     142,259        1.91          0.43
  Year Ended June 30, 1999..............   (1.68)        (1.77)       24.50     10.18      197,016        1.93          0.40
  Year Ended June 30, 1998..............   (2.23)        (2.49)       24.08     21.97      165,813        1.99          0.39

                                          Ratios/Supplementary Data
                                          --------------------------

                                           Ratio of
                                           Expenses
                                          to Average     Portfolio
                                          Net Assets*   Turnover (a)
                                          -----------   ------------
Small Cap Growth Fund (Class B)
  Year Ended June 30, 2002..............     2.06%         119.33%
  Year Ended June 30, 2001..............     2.05          157.71
  Year Ended June 30, 2000..............     2.06          163.03
  Year Ended June 30, 1999..............     2.09          127.83
  Year Ended June 30, 1998..............     2.09           83.77
Small Cap Value Fund (Class B)
  Year Ended June 30, 2002..............     2.00           39.91
  Year Ended June 30, 2001..............     1.98           74.81
  Year Ended June 30, 2000..............     2.05          146.46
  Six Months Ended June 30, 1999 (b)....     2.02(d)        50.90
  Year Ended December 31, 1998..........     1.94           42.39
  Year Ended December 31, 1997..........     1.93           58.29
Mid Cap Growth Fund (Class B)
  Year Ended June 30, 2002..............     2.07           83.02
  Year Ended June 30, 2001..............     2.02          127.02
  Year Ended June 30, 2000..............     1.99          181.78
  Year Ended June 30, 1999..............     1.99          141.46
  Year Ended June 30, 1998..............     2.00          158.43
Mid Cap Value (Class B)
  Year Ended June 30, 2002..............     1.98          101.29
  Year Ended June 30, 2001..............     1.97          127.06
  Year Ended June 30, 2000..............     1.99          110.43
  Year Ended June 30, 1999..............     1.96          115.65
  Year Ended June 30, 1998..............     1.96          106.41
Diversified Mid Cap Fund (Class B)**
  Year Ended June 30, 2002..............     1.99           37.08
  Year Ended June 30, 2001..............     1.96           59.45
  Year Ended June 30, 2000..............     2.00           70.01
  Six Months Ended June 30, 1999 (e)....     1.95(d)        23.53
  Year Ended December 31, 1998..........     1.90           26.89
  Year Ended December 31, 1997..........     1.84           37.54(f)
Large Cap Growth Fund (Class B)
  Year Ended June 30, 2002..............     2.07           69.07
  Year Ended June 30, 2001..............     2.00           73.36
  Year Ended June 30, 2000..............     1.94          123.21
  Year Ended June 30, 1999..............     1.96           86.34
  Year Ended June 30, 1998..............     1.99          117.34
Large Cap Value Fund (Class B)
  Year Ended June 30, 2002..............     1.99          125.65
  Year Ended June 30, 2001..............     1.96          127.66
  Year Ended June 30, 2000..............     1.96          131.95
  Year Ended June 30, 1999..............     1.95           40.69
  Year Ended June 30, 1998..............     1.95           47.35
Equity Income Fund (Class B)
  Year Ended June 30, 2002..............     2.01           17.03
  Year Ended June 30, 2001..............     2.00           13.44
  Year Ended June 30, 2000..............     2.00           15.82
  Year Ended June 30, 1999..............     1.99           16.22
  Year Ended June 30, 1998..............     1.99           14.64

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      132
Report

Equity Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights

                                                        Investment Activities                                       Distributions
                                                     ----------------------------                                   -------------
                                                                    Net Realized        Capital
                                        Net Asset       Net        and Unrealized    Contributions
                                         Value,      Investment        Gains             from         Total from         Net
                                        Beginning      Income      (Losses) from      Investment      Investment     Investment
                                        of Period      (Loss)       Investments         Advisor       Activities       Income
                                        ---------    ----------    --------------    -------------    ----------    -------------

Diversified Equity Fund (Class B)
 Year Ended June 30, 2002.............   $12.56        $(0.06)         $(2.38)           $  --          $(2.44)        $   --
 Year Ended June 30, 2001.............    14.70         (0.11)          (1.79)              --           (1.90)            --
 Year Ended June 30, 2000.............    14.97         (0.10)           0.70               --            0.60             --
 Year Ended June 30, 1999.............    13.40         (0.07)           2.48               --            2.41             --
 Year Ended June 30, 1998.............    11.47         (0.02)           3.31               --            3.29             --

Balanced Fund (Class B)
 Year Ended June 30, 2002.............    13.20          0.19           (1.49)              --           (1.30)         (0.19)
 Year Ended June 30, 2001.............    14.06          0.21           (0.85)              --           (0.64)         (0.22)
 Year Ended June 30, 2000.............    14.20          0.25            0.39               --            0.64          (0.25)
 Year Ended June 30, 1999.............    13.87          0.21            1.28               --            1.49          (0.21)
 Year Ended June 30, 1998.............    13.04          0.26            2.26               --            2.52          (0.26)

Equity Index Fund (Class B)
 Year Ended June 30, 2002.............    27.83          0.02           (5.33)              --           (5.31)         (0.02)
 Year Ended June 30, 2001.............    33.09         (0.04)          (5.22)              --           (5.26)            --
 Year Ended June 30, 2000.............    31.72         (0.01)           1.84               --            1.83          (0.01)
 Year Ended June 30, 1999.............    27.13          0.04            5.53               --            5.57          (0.06)
 Year Ended June 30, 1998.............    21.80          0.10            5.97               --            6.07          (0.11)

Market Expansion Index Fund (Class B)
 Year Ended June 30, 2002.............     8.86         (0.03)          (0.21)              --           (0.24)            --
 Year Ended June 30, 2001.............     9.15         (0.02)           0.69               --            0.67             --
 Year Ended June 30, 2000.............    10.74         (0.01)           1.13             0.02            1.14             --
 Six Months Ended June 30, 1999 (b)...    10.49          0.02            0.54               --            0.56          (0.02)
 July 31, 1998 to December 31,
 1998 (e).............................    10.00         (0.02)           0.92               --            0.90             --

Technology Fund (Class B)
 Year Ended June 30, 2002.............     5.85         (0.09)          (2.25)              --           (2.34)            --
 July 29, 2000 to June 30, 2001 (e)...    10.00         (0.09)          (4.06)              --           (4.15)            --

Health Sciences Fund (Class B)
 Year Ended June 30, 2002.............    11.69         (0.13)          (2.77)              --           (2.90)            --
 March 23, 2001 to June 30, 2001 (e)..    10.00         (0.03)           1.72               --            1.69             --

International Equity Index Fund
 (Class B)
 Year Ended June 30, 2002.............    15.32         (0.02)          (1.88)              --           (1.90)         (0.05)
 Year Ended June 30, 2001.............    20.63         (0.06)          (5.20)              --           (5.26)            --
 Year Ended June 30, 2000.............    17.89          0.04            2.99               --            3.03             --
 Year Ended June 30, 1999.............    17.33          0.10            1.55               --            1.65          (0.24)
 Year Ended June 30, 1998.............    16.44          0.08            1.24               --            1.32             --

Diversified International Fund
 (Class B)
 Year Ended June 30, 2002.............    12.07         (0.14)          (1.02)              --           (1.16)         (0.07)
 Year Ended June 30, 2001.............    16.60          0.06           (4.29)              --           (4.23)            --
 Year Ended June 30, 2000.............    14.08          0.07            2.71               --            2.78          (0.08)
 Six Months Ended June 30, 1999 (g)...    13.01          0.03            1.04               --            1.07             --
 Year Ended December 31, 1998.........    11.37          0.01            1.74               --            1.75          (0.11)
 Year Ended December 31, 1997.........    11.08          0.01            0.34               --            0.35          (0.06)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(c) Not annualized.

(d) Annualized.

(e) Period from commencement of operations.

(f) Amount is less than $1,000.

(g) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      133
                                                                          Report

--------------------------------------------------------------------------------

                                                   Distributions                              Ratios/Supplementary Data
                                              ------------------------                        ------------------------

                                                                         Net Asset            Net Assets,    Ratio of
                                                Net                       Value,                  End        Expenses
                                              Realized       Total          End      Total     of Period    to Average
                                               Gains     Distributions   of Period   Return     (000's)     Net Assets
                                              --------   -------------   ---------   ------   -----------   ----------

Diversified Equity Fund (Class B)
  Year Ended June 30, 2002...................  $(0.04)      $(0.04)       $10.08     (19.49)%   $39,421        1.98%
  Year Ended June 30, 2001...................   (0.24)       (0.24)        12.56     (13.17)     45,451        1.95
  Year Ended June 30, 2000...................   (0.87)       (0.87)        14.70      4.23       55,227        1.95
  Year Ended June 30, 1999...................   (0.84)       (0.84)        14.97     19.52       52,004        1.96
  Year Ended June 30, 1998...................   (1.36)       (1.36)        13.40     30.89       25,501        1.98

Balanced Fund (Class B)
  Year Ended June 30, 2002...................      --        (0.19)        11.71     (9.92)     224,235        1.89
  Year Ended June 30, 2001...................      --        (0.22)        13.20     (4.62)     275,132        1.89
  Year Ended June 30, 2000...................   (0.53)       (0.78)        14.06      4.67      298,355        1.88
  Year Ended June 30, 1999...................   (0.95)       (1.16)        14.20     11.59      238,490        1.85
  Year Ended June 30, 1998...................   (1.43)       (1.69)        13.87     20.95      114,957        1.85

Equity Index Fund (Class B)
  Year Ended June 30, 2002...................      --        (0.02)        22.50     (19.07)    415,408        1.35
  Year Ended June 30, 2001...................      --           --         27.83     (15.90)    556,225        1.35
  Year Ended June 30, 2000...................   (0.45)       (0.46)        33.09      5.80      691,700        1.35
  Year Ended June 30, 1999...................   (0.92)       (0.98)        31.72     21.32      534,777        1.35
  Year Ended June 30, 1998...................   (0.63)       (0.74)        27.13     28.47      351,624        1.35

Market Expansion Index Fund (Class B)
  Year Ended June 30, 2002...................   (0.04)       (0.04)         8.58     (2.75)      10,368        1.57
  Year Ended June 30, 2001...................   (0.96)       (0.96)         8.86      7.68        4,888        1.57
  Year Ended June 30, 2000...................   (2.73)       (2.73)         9.15     13.06        2,495        1.57
  Six Months Ended June 30, 1999 (b).........   (0.29)       (0.31)        10.74      5.75(c)       309        1.60(d)
  July 31, 1998 to December 31, 1998 (e).....   (0.41)       (0.41)        10.49      9.85(c)        --(f)     1.87(d)

Technology Fund (Class B)
  Year Ended June 30, 2002...................      --           --          3.51     (40.00)      6,686        2.30
  July 29, 2000 to June 30, 2001 (e).........      --           --          5.85     (41.50)(c)     9,310      2.28(d)

Health Sciences Fund (Class B)
  Year Ended June 30, 2002...................   (0.04)       (0.04)         8.75     (24.90)      6,635        2.35
  March 23, 2001 to June 30, 2001 (e)........      --           --         11.69     16.90(c)     3,170        2.33(d)

International Equity Index Fund (Class B)
  Year Ended June 30, 2002...................      --        (0.05)        13.37     (12.39)     12,006        1.87
  Year Ended June 30, 2001...................   (0.05)       (0.05)        15.32     (25.54)     15,934        1.83
  Year Ended June 30, 2000...................   (0.29)       (0.29)        20.63     16.99       29,007        1.86
  Year Ended June 30, 1999...................   (0.85)       (1.09)        17.89     10.15       18,489        1.83
  Year Ended June 30, 1998...................   (0.43)       (0.43)        17.33      8.48       13,307        1.88

Diversified International Fund (Class B)
  Year Ended June 30, 2002...................      --        (0.07)        10.84     (9.65)       6,670        2.05
  Year Ended June 30, 2001...................   (0.30)       (0.30)        12.07     (25.88)      9,175        2.05
  Year Ended June 30, 2000...................   (0.18)       (0.26)        16.60     19.77        7,269        2.05
  Six Months Ended June 30, 1999 (g).........      --           --         14.08      8.22(c)     2,478        2.05(d)
  Year Ended December 31, 1998...............      --        (0.11)        13.01     15.43        2,545        2.09
  Year Ended December 31, 1997...............      --        (0.06)        11.37      2.90        1,763        2.10

                                                     Ratios/Supplementary Data
                                               -----------------------------------------
                                               Ratio of Net
                                                Investment     Ratio of
                                                  Income       Expenses
                                                to Average    to Average     Portfolio
                                                Net Assets    Net Assets*   Turnover (a)
                                               ------------   -----------   ------------
Diversified Equity Fund (Class B)
  Year Ended June 30, 2002...................     (0.54)%        1.99%          14.29%
  Year Ended June 30, 2001...................     (0.74)         1.96           21.92
  Year Ended June 30, 2000...................     (0.80)         1.95           37.98
  Year Ended June 30, 1999...................     (0.80)         1.96           50.82
  Year Ended June 30, 1998...................     (0.35)         1.98           62.37
Balanced Fund (Class B)
  Year Ended June 30, 2002...................      1.52          2.04           24.92
  Year Ended June 30, 2001...................      1.56          2.01           37.61
  Year Ended June 30, 2000...................      1.79          1.99           57.08
  Year Ended June 30, 1999...................      1.58          1.95           85.81
  Year Ended June 30, 1998...................      2.01          2.03           46.04
Equity Index Fund (Class B)
  Year Ended June 30, 2002...................      0.10          1.60            6.68
  Year Ended June 30, 2001...................     (0.11)         1.58            9.72
  Year Ended June 30, 2000...................     (0.06)         1.57            7.89
  Year Ended June 30, 1999...................      0.12          1.57            5.37
  Year Ended June 30, 1998...................      0.36          1.61            4.32
Market Expansion Index Fund (Class B)
  Year Ended June 30, 2002...................     (0.56)         1.89           73.63
  Year Ended June 30, 2001...................     (0.41)         1.85           36.68
  Year Ended June 30, 2000...................     (0.23)         1.93           64.29
  Six Months Ended June 30, 1999 (b).........     (0.34)(d)      2.13(d)        36.50
  July 31, 1998 to December 31, 1998 (e).....     (0.59)(d)      2.14(d)        20.18
Technology Fund (Class B)
  Year Ended June 30, 2002...................     (2.03)         3.18           33.74
  July 29, 2000 to June 30, 2001 (e).........     (1.96)(d)      3.04(d)        76.53
Health Sciences Fund (Class B)
  Year Ended June 30, 2002...................     (1.63)         3.10           67.68
  March 23, 2001 to June 30, 2001 (e)........     (1.65)(d)      7.24(d)         2.34
International Equity Index Fund (Class B)
  Year Ended June 30, 2002...................     (0.23)         1.87           13.60
  Year Ended June 30, 2001...................      0.10          1.85            6.75
  Year Ended June 30, 2000...................     (0.25)         1.86           13.85
  Year Ended June 30, 1999...................      0.10          1.83           33.99
  Year Ended June 30, 1998...................      0.26          1.88            9.90
Diversified International Fund (Class B)
  Year Ended June 30, 2002...................     (0.33)         2.11          266.10
  Year Ended June 30, 2001...................      0.19          2.07           29.92
  Year Ended June 30, 2000...................     (0.21)         2.08           17.05
  Six Months Ended June 30, 1999 (g).........      0.57(d)       2.08(d)         2.96
  Year Ended December 31, 1998...............      0.04          2.09            8.50
  Year Ended December 31, 1997...............      0.05          2.10            3.56

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Equity Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights

                                                          Investment Activities                      Distributions
                                                       ----------------------------                  -------------
                                                                      Net Realized
                                          Net Asset       Net        and Unrealized
                                           Value,      Investment        Gains         Total from         Net
                                          Beginning      Income      (Losses) from     Investment     Investment
                                          of Period      (Loss)       Investments      Activities       Income
                                          ---------    ----------    --------------    ----------    -------------

Small Cap Growth Fund (Class C)
 Year Ended June 30, 2002...............   $10.04        $(0.10)         $(1.18)         $(1.28)        $   --
 Year Ended June 30, 2001...............    12.62         (0.10)          (1.09)          (1.19)            --
 Year Ended June 30, 2000...............    10.43            --            3.07            3.07             --
 Year Ended June 30, 1999...............    11.97         (0.08)          (0.27)          (0.35)            --
 November 4, 1997 to June 30, 1998 (b)..    13.03         (0.02)           0.29            0.27             --

Small Cap Value Fund (Class C)
 Year Ended June 30, 2002...............    18.48         (0.01)           2.58            2.57          (0.02)
 Year Ended June 30, 2001...............    13.05          0.06            5.48            5.54          (0.11)
 Year Ended June 30, 2000...............    13.60          0.06           (0.55)          (0.49)         (0.06)
 March 22, 1999 to June 30, 1999 (b)....    12.07            --            1.53            1.53             --

Mid Cap Growth Fund (Class C)
 Year Ended June 30, 2002...............    21.36         (0.29)          (3.14)          (3.43)            --
 Year Ended June 30, 2001...............    29.09         (0.34)          (3.07)          (3.41)            --
 Year Ended June 30, 2000...............    25.04         (0.20)           8.33            8.13             --
 Year Ended June 30, 1999...............    22.42         (0.15)           5.47            5.32             --
 November 4, 1997 to June 30, 1998 (b)..    21.47         (0.04)           2.77            2.73             --

Mid Cap Value (Class C)
 Year Ended June 30, 2002...............    16.57         (0.03)          (0.09)          (0.12)            --
 Year Ended June 30, 2001...............    13.35          0.02            3.90            3.92          (0.02)
 Year Ended June 30, 2000...............    14.80          0.03           (0.15)          (0.12)         (0.03)
 March 22, 1999 to June 30, 1999 (b)....    13.34            --            1.46            1.46             --

Diversified Mid Cap Fund (Class C)**
 Year Ended June 30, 2002...............    17.99         (0.09)          (1.53)          (1.62)            --
 Year Ended June 30, 2001...............    32.36         (0.05)           2.01            1.96             --
 Year Ended June 30, 2000...............    40.92         (0.28)           3.80            3.52          (0.04)
 March 22, 1999 to June 30, 1999 (b)....    35.72            --            5.20            5.20             --

Large Cap Growth Fund (Class C)
 Year Ended June 30, 2002...............    16.45         (0.17)          (4.55)          (4.72)            --
 Year Ended June 30, 2001...............    25.91         (0.30)          (8.26)          (8.56)            --
 Year Ended June 30, 2000...............    25.71         (0.10)           3.64            3.54             --
 Year Ended June 30, 1999...............    22.57         (0.04)           5.54            5.50             --
 November 4, 1997 to June 30, 1998 (b)..    18.98         (0.06)           4.99            4.93             --

Large Cap Value Fund (Class C)
 Year Ended June 30, 2002...............    16.20         (0.04)          (3.23)          (3.27)            --
 Year Ended June 30, 2001...............    15.58         (0.03)           1.04            1.01             --
 Year Ended June 30, 2000...............    18.24         (0.01)          (1.15)          (1.16)         (0.01)
 March 22, 1999 to June 30, 1999 (b)....    16.96          0.03            1.28            1.31          (0.03)

Equity Income Fund (Class C)
 Year Ended June 30, 2002...............    19.36          0.07           (2.00)          (1.93)         (0.09)
 Year Ended June 30, 2001...............    21.26          0.04            0.66            0.70          (0.08)
 Year Ended June 30, 2000...............    24.51          0.09           (2.27)          (2.18)         (0.13)
 Year Ended June 30, 1999...............    24.08          0.10            2.11            2.21          (0.10)
 November 4, 1997 to June 30, 1998 (b)..    21.40          0.06            3.39            3.45          (0.07)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

** Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

 (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

 (b) Period from commencement of operations.

 (c) Not annualized.

 (d) Annualized.

See notes to financial statements.

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                                      135
                                                                          Report

--------------------------------------------------------------------------------

                                              Distributions                                       Ratios/Supplementary Data
                                         ------------------------                          ---------------------------------------
                                                                                                                      Ratio of Net
                                                                    Net Asset              Net Assets,    Ratio of     Investment
                                           Net                       Value,                    End        Expenses       Income
                                         Realized       Total          End       Total      of Period    to Average    to Average
                                          Gains     Distributions   of Period    Return      (000's)     Net Assets    Net Assets
                                         --------   -------------   ---------   --------   -----------   ----------   ------------

Small Cap Growth Fund (Class C)
  Year Ended June 30, 2002..............  $   --       $   --        $ 8.76      (12.75)%    $ 2,819        2.05%        (1.65)%
  Year Ended June 30, 2001..............   (1.39)       (1.39)        10.04       (9.96)       1,496        2.04         (1.59)
  Year Ended June 30, 2000..............   (0.88)       (0.88)        12.62       31.27          770        2.05         (1.24)
  Year Ended June 30, 1999..............   (1.19)       (1.19)        10.43       (1.75)         129        2.06         (1.02)
  November 4, 1997 to June 30, 1998
 (b)....................................   (1.33)       (1.33)        11.97        3.08(c)        90        2.05(d)      (0.85)(d)

Small Cap Value Fund (Class C)
  Year Ended June 30, 2002..............   (1.12)       (1.14)        19.91       14.68       35,923        1.98         (0.34)
  Year Ended June 30, 2001..............      --        (0.11)        18.48       42.55        1,531        1.98          0.22
  Year Ended June 30, 2000..............      --        (0.06)        13.05       (3.57)          50        1.94          0.21
  March 22, 1999 to June 30, 1999 (b)...      --           --         13.60       12.68(c)        19        1.94(d)      (1.13)(d)

Mid Cap Growth Fund (Class C)
  Year Ended June 30, 2002..............   (0.07)       (0.07)        17.86      (16.08)      56,790        1.99         (1.57)
  Year Ended June 30, 2001..............   (4.32)       (4.32)        21.36      (14.39)      65,123        1.99         (1.60)
  Year Ended June 30, 2000..............   (4.08)       (4.08)        29.09       35.50       64,422        1.99         (1.40)
  Year Ended June 30, 1999..............   (2.70)       (2.70)        25.04       27.57       16,597        1.99         (1.32)
  November 4, 1997 to June 30, 1998
 (b)....................................   (1.78)       (1.78)        22.42       14.27(c)     1,088        2.01(d)      (1.31)(d)

Mid Cap Value (Class C)
  Year Ended June 30, 2002..............   (1.36)       (1.36)        15.09       (0.77)      12,349        1.97         (0.43)
  Year Ended June 30, 2001..............   (0.68)       (0.70)        16.57       30.32        2,807        1.96         (0.33)
  Year Ended June 30, 2000..............   (1.30)       (1.33)        13.35       (0.40)         169        1.97         (0.10)
  March 22, 1999 to June 30, 1999 (b)...      --           --         14.80       10.98(c)        48        1.95(d)      (0.44)(d)

Diversified Mid Cap Fund (Class C)**
  Year Ended June 30, 2002..............   (0.88)       (0.88)        15.49       (9.27)       3,239        1.97         (0.84)
  Year Ended June 30, 2001..............  (16.33)      (16.33)        17.99        5.24        1,809        1.97         (0.77)
  Year Ended June 30, 2000..............  (12.04)      (12.08)        32.36       12.83          109        1.86         (0.72)
  March 22, 1999 to June 30, 1999 (b)...      --           --         40.92       14.56(c)        15        1.88(d)      (1.20)(d)

Large Cap Growth Fund (Class C)
  Year Ended June 30, 2002..............      --           --         11.73      (28.69)      22,237        1.97         (1.13)
  Year Ended June 30, 2001..............   (0.90)       (0.90)        16.45      (34.19)      35,685        1.93         (1.38)
  Year Ended June 30, 2000..............   (3.34)       (3.34)        25.91       14.20       55,682        1.95         (1.17)
  Year Ended June 30, 1999..............   (2.36)       (2.36)        25.71       27.52        8,328        1.95         (0.94)
  November 4, 1997 to June 30, 1998
 (b)....................................   (1.34)       (1.34)        22.57       27.63(c)       492        1.98(d)      (0.87)(d)

Large Cap Value Fund (Class C)
  Year Ended June 30, 2002..............   (0.17)       (0.17)        12.76      (20.35)       3,643        1.98         (0.33)
  Year Ended June 30, 2001..............   (0.39)       (0.39)        16.20        6.50        3,767        1.96         (0.31)
  Year Ended June 30, 2000..............   (1.49)       (1.50)        15.58       (6.63)       2,536        1.96         (0.16)
  March 22, 1999 to June 30, 1999 (b)...      --        (0.03)        18.24        7.74(c)       135        1.95(d)       0.34(d)

Equity Income Fund (Class C)
  Year Ended June 30, 2002..............   (1.06)       (1.15)        16.28      (10.52)       1,645        1.99          0.34
  Year Ended June 30, 2001..............   (2.52)       (2.60)        19.36        3.07        1,160        1.98          0.25
  Year Ended June 30, 2000..............   (0.94)       (1.07)        21.26       (9.10)       1,215        1.94          0.37
  Year Ended June 30, 1999..............   (1.68)       (1.78)        24.51       10.24          658        1.94          0.36
  November 4, 1997 to June 30, 1998
 (b)....................................   (0.70)       (0.77)        24.08       16.57(c)       795        1.98(d)       0.38(d)

                                          Ratios/Supplementary Data
                                          --------------------------

                                           Ratio of
                                           Expenses
                                          to Average     Portfolio
                                          Net Assets*   Turnover (a)
                                          -----------   ------------
Small Cap Growth Fund (Class C)
  Year Ended June 30, 2002..............      2.06%        119.33%
  Year Ended June 30, 2001..............      2.05         157.71
  Year Ended June 30, 2000..............      2.06         163.03
  Year Ended June 30, 1999..............      2.09         127.83
  November 4, 1997 to June 30, 1998
 (b)....................................      2.07(d)       83.77
Small Cap Value Fund (Class C)
  Year Ended June 30, 2002..............      2.00          39.91
  Year Ended June 30, 2001..............      1.98          74.81
  Year Ended June 30, 2000..............      2.06         146.46
  March 22, 1999 to June 30, 1999 (b)...      2.11(d)       50.90
Mid Cap Growth Fund (Class C)
  Year Ended June 30, 2002..............      2.07          83.02
  Year Ended June 30, 2001..............      2.02         127.02
  Year Ended June 30, 2000..............      1.99         181.78
  Year Ended June 30, 1999..............      1.99         141.46
  November 4, 1997 to June 30, 1998
 (b)....................................      2.01(d)      158.43
Mid Cap Value (Class C)
  Year Ended June 30, 2002..............      1.98         101.29
  Year Ended June 30, 2001..............      1.97         127.06
  Year Ended June 30, 2000..............      2.00         110.43
  March 22, 1999 to June 30, 1999 (b)...      1.96(d)      115.65
Diversified Mid Cap Fund (Class C)**
  Year Ended June 30, 2002..............      1.99          37.08
  Year Ended June 30, 2001..............      1.98          59.45
  Year Ended June 30, 2000..............      2.00          70.01
  March 22, 1999 to June 30, 1999 (b)...      1.99(d)       23.53
Large Cap Growth Fund (Class C)
  Year Ended June 30, 2002..............      2.07          69.07
  Year Ended June 30, 2001..............      2.00          73.36
  Year Ended June 30, 2000..............      1.95         123.21
  Year Ended June 30, 1999..............      1.95          86.34
  November 4, 1997 to June 30, 1998
 (b)....................................      1.98(d)      117.34
Large Cap Value Fund (Class C)
  Year Ended June 30, 2002..............      1.99         125.65
  Year Ended June 30, 2001..............      1.96         127.66
  Year Ended June 30, 2000..............      1.96         131.95
  March 22, 1999 to June 30, 1999 (b)...      1.95(d)       40.69
Equity Income Fund (Class C)
  Year Ended June 30, 2002..............      2.01          17.03
  Year Ended June 30, 2001..............      2.00          13.44
  Year Ended June 30, 2000..............      2.01          15.82
  Year Ended June 30, 1999..............      1.99          16.22
  November 4, 1997 to June 30, 1998
 (b)....................................      1.98(d)       14.64

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                                      136
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Equity Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights

                                                        Investment Activities                                       Distributions
                                                     ----------------------------                                   -------------
                                                                    Net Realized        Capital
                                        Net Asset       Net        and Unrealized    Contributions
                                         Value,      Investment        Gains             from         Total from         Net
                                        Beginning      Income      (Losses) from      Investment      Investment     Investment
                                        of Period      (Loss)       Investments         Advisor       Activities       Income
                                        ---------    ----------    --------------    -------------    ----------    -------------

Diversified Equity Fund (Class C)
 Year Ended June 30, 2002.............   $12.65        $(0.06)         $(2.40)           $ --           $(2.46)        $   --
 Year Ended June 30, 2001.............    14.80         (0.07)          (1.84)             --            (1.91)            --
 Year Ended June 30, 2000.............    15.06         (0.08)           0.69              --             0.61             --
 Year Ended June 30, 1999.............    13.47         (0.03)           2.46              --             2.43             --
 November 4, 1997 to June 30,
 1998 (b).............................    11.76            --            2.35              --             2.35          (0.01)

Balanced Fund (Class C)
 Year Ended June 30, 2002.............    13.20          0.19           (1.48)             --            (1.29)         (0.20)
 Year Ended June 30, 2001.............    14.06          0.22           (0.86)             --            (0.64)         (0.22)
 May 30, 2000 to June 30, 2000 (b)....    13.75          0.01            0.33              --             0.34          (0.03)

Equity Index Fund (Class C)
 Year Ended June 30, 2002.............    27.87          0.03           (5.34)             --            (5.31)         (0.03)
 Year Ended June 30, 2001.............    33.14         (0.02)           5.25              --            (5.27)            --
 Year Ended June 30, 2000.............    31.76          0.01            1.84              --             1.85          (0.02)
 Year Ended June 30, 1999.............    27.14          0.07            5.55              --             5.62          (0.08)
 November 4, 1997 to June 30,
 1998 (b).............................    22.60          0.07            4.67              --             4.74          (0.08)

Market Expansion Index Fund (Class C)
 Year Ended June 30, 2002.............     8.66         (0.02)          (0.21)                           (0.23)            --
 Year Ended June 30, 2001.............     8.96         (0.01)           0.67              --             0.66             --
 Year Ended June 30, 2000.............    10.57         (0.05)           1.15            0.02             1.12             --(e)
 March 22, 1999 to June 30, 1999 (b)..     9.32          0.02            1.25              --             1.27          (0.02)

Technology Fund (Class C)
 Year Ended June 30, 2002.............     5.86         (0.10)          (2.24)             --            (2.34)            --
 July 28, 2000 to June 30, 2001 (b)...    10.00         (0.09)          (4.05)             --            (4.14)            --

Health Sciences Fund (Class C)
 Year Ended June 30, 2002.............    11.68         (0.17)          (2.73)             --            (2.90)            --
 March 23, 2001 to June 30, 2001 (b)..    10.00         (0.04)           1.72              --             1.68             --

International Equity Index Fund
 (Class C)
 Year Ended June 30, 2002.............    15.87         (0.01)          (1.96)             --            (1.97)         (0.05)
 Year Ended June 30, 2001.............    21.39          0.03           (5.47)             --            (5.44)         (0.03)
 Year Ended June 30, 2000.............    18.55         (0.01)           3.14              --             3.13             --
 Year Ended June 30, 1999.............    17.91          0.30            1.51              --             1.81          (0.32)
 November 4, 1997 to June 30,
 1998 (b).............................    15.70          0.06            2.45              --             2.51             --

Diversified International Fund
 (Class C)
 Year Ended June 30, 2002.............    12.05         (0.15)          (1.02)             --            (1.17)         (0.06)
 Year Ended June 30, 2001.............    16.57          0.02           (4.24)             --            (4.22)            --
 Year Ended June 30, 2000.............    14.08          0.11            2.67              --             2.78          (0.11)
 March 22, 1999 to June 30, 1999 (b)..    13.47            --            0.61              --             0.61             --

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      137
                                                                          Report

--------------------------------------------------------------------------------

                                                   Distributions                              Ratios/Supplementary Data
                                              ------------------------                        ------------------------

                                                                         Net Asset            Net Assets,    Ratio of
                                                Net                       Value,                  End        Expenses
                                              Realized       Total          End      Total     of Period    to Average
                                               Gains     Distributions   of Period   Return     (000's)     Net Assets
                                              --------   -------------   ---------   ------   -----------   ----------

Diversified Equity Fund (Class C)
  Year Ended June 30, 2002...................  $(0.04)      $(0.04)       $10.15     (19.51)%   $14,698        1.98%
  Year Ended June 30, 2001...................   (0.24)       (0.24)        12.65     (13.15)     18,450        1.95
  Year Ended June 30, 2000...................   (0.87)       (0.87)        14.80      4.27       16,780        1.95
  Year Ended June 30, 1999...................   (0.84)       (0.84)        15.06     19.57        8,058        1.96
  November 4, 1997 to June 30, 1998 (b)......   (0.63)       (0.64)        13.47     20.87(c)     1,234        1.99(d)

Balanced Fund (Class C)
  Year Ended June 30, 2002...................      --        (0.20)        11.71     (9.88)       2,853        1.89
  Year Ended June 30, 2001...................      --        (0.22)        13.20     (4.58)       1,492        1.89
  May 30, 2000 to June 30, 2000 (b)..........      --        (0.03)        14.06      2.44(c)       763        1.89(d)

Equity Index Fund (Class C)
  Year Ended June 30, 2002...................      --        (0.03)        22.53     (19.06)    112,262        1.35
  Year Ended June 30, 2001...................      --           --         27.87     (15.90)    130,295        1.35
  Year Ended June 30, 2000...................   (0.45)       (0.47)        33.14      5.84      133,030        1.35
  Year Ended June 30, 1999...................   (0.92)       (1.00)        31.76     21.52       59,042        1.35
  November 4, 1997 to June 30, 1998 (b)......   (0.12)       (0.20)        27.14     21.07(c)     3,214        1.35(d)

Market Expansion Index Fund (Class C)
  Year Ended June 30, 2002...................   (0.04)       (0.04)         8.39     (2.69)       6,431        1.56
  Year Ended June 30, 2001...................   (0.96)       (0.96)         8.66      7.78        1,046        1.57
  Year Ended June 30, 2000...................   (2.73)       (2.73)         8.96     13.11          180        1.57
  March 22, 1999 to June 30, 1999 (b)........      --        (0.02)        10.57     13.64(c)        18        1.58(d)

Technology Fund (Class C)
  Year Ended June 30, 2002...................      --           --          3.52     (39.93)        739        2.30
  July 28, 2000 to June 30, 2001 (b).........      --           --          5.86     (41.40)(c)     1,140      2.28(d)

Health Sciences Fund (Class C)
  Year Ended June 30, 2002...................   (0.04)       (0.04)         8.74     (24.92)        480        2.35
  March 23, 2001 to June 30, 2001 (b)........      --           --         11.68     16.80(c)       452        2.35(d)

International Equity Index Fund (Class C)
  Year Ended June 30, 2002...................      --        (0.05)        13.85     (12.43)      8,502        1.87
  Year Ended June 30, 2001...................   (0.05)       (0.08)        15.87     (25.50)      9,908        1.83
  Year Ended June 30, 2000...................   (0.29)       (0.29)        21.39     16.92       11,442        1.86
  Year Ended June 30, 1999...................   (0.85)       (1.17)        18.55     10.78        2,339        1.86
  November 4, 1997 to June 30, 1998 (b)......   (0.30)       (0.30)        17.91     16.34(c)       119        1.87(d)

Diversified International Fund (Class C)
  Year Ended June 30, 2002...................      --        (0.06)        10.82     (9.69)         543        2.05
  Year Ended June 30, 2001...................   (0.30)       (0.30)        12.05     (25.87)        844        2.05
  Year Ended June 30, 2000...................   (0.18)       (0.29)        16.57     19.76          729        2.06
  March 22, 1999 to June 30, 1999 (b)........      --           --         14.08      4.53(c)         5        2.00(d)

                                                     Ratios/Supplementary Data
                                               -----------------------------------------
                                               Ratio of Net
                                                Investment     Ratio of
                                                  Income       Expenses
                                                to Average    to Average     Portfolio
                                                Net Assets    Net Assets*   Turnover (a)
                                               ------------   -----------   ------------
Diversified Equity Fund (Class C)
  Year Ended June 30, 2002...................     (0.54)%         1.99%         14.29%
  Year Ended June 30, 2001...................     (0.74)          1.96          21.92
  Year Ended June 30, 2000...................     (0.82)          1.95          37.98
  Year Ended June 30, 1999...................     (0.57)          1.96          50.82
  November 4, 1997 to June 30, 1998 (b)......     (0.43)(d)       1.99(d)       62.37
Balanced Fund (Class C)
  Year Ended June 30, 2002...................      1.52           2.04          24.92
  Year Ended June 30, 2001...................      1.56           2.00          37.61
  May 30, 2000 to June 30, 2000 (b)..........      1.25(d)        2.01(d)       57.08
Equity Index Fund (Class C)
  Year Ended June 30, 2002...................      0.10           1.60           6.68
  Year Ended June 30, 2001...................     (0.11)          1.58           9.72
  Year Ended June 30, 2000...................     (0.06)          1.57           7.89
  Year Ended June 30, 1999...................      0.11           1.57           5.37
  November 4, 1997 to June 30, 1998 (b)......      0.27(d)        1.60(d)        4.32
Market Expansion Index Fund (Class C)
  Year Ended June 30, 2002...................     (0.56)          1.86          73.63
  Year Ended June 30, 2001...................     (0.42)          1.85          36.68
  Year Ended June 30, 2000...................     (0.24)          1.93          64.29
  March 22, 1999 to June 30, 1999 (b)........     (0.33)(d)       2.17(d)       36.50
Technology Fund (Class C)
  Year Ended June 30, 2002...................     (2.03)          3.20          33.74
  July 28, 2000 to June 30, 2001 (b).........     (1.96)(d)       3.03(d)       76.53
Health Sciences Fund (Class C)
  Year Ended June 30, 2002...................     (1.62)          3.19          67.68
  March 23, 2001 to June 30, 2001 (b)........     (1.60)(d)       6.66(d)        2.34
International Equity Index Fund (Class C)
  Year Ended June 30, 2002...................     (0.21)          1.87          13.60
  Year Ended June 30, 2001...................      0.21           1.85           6.75
  Year Ended June 30, 2000...................     (0.17)          2.06          13.85
  Year Ended June 30, 1999...................      0.73           1.86          33.99
  November 4, 1997 to June 30, 1998 (b)......      2.88(d)        1.87(d)        9.90
Diversified International Fund (Class C)
  Year Ended June 30, 2002...................     (0.35)          2.11         266.10
  Year Ended June 30, 2001...................      0.14           2.07          29.92
  Year Ended June 30, 2000...................      0.30           2.09          17.05
  March 22, 1999 to June 30, 1999 (b)........      1.58(d)        2.00(d)        2.96

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                                      138
Report

Equity Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
1. Organization:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, the Diversified Equity Fund, the Balanced Fund, the Equity Index Fund, the Market Expansion Index Fund, the Technology Fund, the Health Sciences Fund, the International Equity Index Fund, and the Diversified International Fund, (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Service Class, Administrative Class, and Class S. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      Security Valuation

      Listed securities are valued at the latest available sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

      Financial Instruments

      Investing in financial instruments such as options, futures, and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

      Foreign Currency Translation

      Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and
Continued

Equity Funds Annual Report
--------------------------------------------------------------------------------
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ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      139
                                                                          Report

      expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Forward Foreign Currency Contracts

      Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts having the same settlement date are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

      Futures Contracts

      The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

      The following is a summary of futures outstanding as of June 30, 2002:

                                                                                                      Current
                                                                                          Opening      Market
                                                                            Number of    Positions     Value
                    Fund                           Contract Type            Contracts      (000)       (000)
                    ----                           -------------            ---------    ---------    --------
       Equity Index Fund                  S&P 500,
                                            September 2002 Futures........     123       $ 31,036     $ 30,446
       International Equity Index Fund    FTSE 100 Index,
                                            September 2002 Futures........     178          8,278        8,282
                                          DJ Euro,
                                            September 2002 Futures........     100          3,075        3,157
                                          Nikkei 225,
                                            September 2002 Futures........      40          2,223        2,107
                                          Dax Index,
                                            September 2002 Futures........      18          1,962        1,990
                                          CAC-40 Index,
                                            September 2002 Future.........      15            569          589
       Diversified International          FTSE 100 Index,
         Fund.........................      September 2002 Futures........     329         15,269       15,308
                                          DJ Euro,
                                            September 2002 Futures........     219          6,699        6,914
                                          Topix Index,
                                            September 2002 Futures........      70        767,900      713,650

      Written Options

      The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.
Continued

Equity Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements, continued


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      140
Report

      The following is a summary of option activity for the year ended June 30, 2002, by the Funds (amounts in thousands):

                                                             Mid Cap Value Fund           Health Sciences Fund
                                                         --------------------------    --------------------------
                                                         Shares Subject                Shares Subject
                     Covered Call Options                 to Contract      Premiums     to Contract      Premiums
                     --------------------                --------------    --------    --------------    --------
       Balance at beginning of period..................         161         $  138            2            $  4
       Options written.................................       1,591          1,175           11              13
       Options closed..................................        (320)          (310)          --              --
       Options expired.................................      (1,229)          (840)         (13)            (17)
       Options exercised...............................        (203)          (163)          --              --
       Options outstanding at end of period............          --         $   --           --            $ --

                                                             Mid Cap Value Fund           Health Sciences Fund
                                                         --------------------------    --------------------------
                                                         Shares Subject                Shares Subject
                         Put Options                      to Contract      Premiums     to Contract      Premiums
                         -----------                     --------------    --------    --------------    --------
       Balance at beginning of period..................         60          $  16            --            $ --
       Options written.................................        750            572             6              12
       Options closed..................................       (110)           (94)           --              --
       Options expired.................................       (700)          (494)           (6)            (12)
       Options exercised...............................         --             --            --              --
       Options outstanding at end of period............         --          $  --            --            $ --

      Repurchase Agreements

      The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an independent wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations, with counterparties approved by the Board of Directors consistent with the Fund's investment policy.

      Securities Lending

      To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral, a portion of which is retained by the Advisor. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program for which they receive a fee. Bank One Trust Company, N.A. receives a sub-custody
Continued

Equity Funds Annual Report
--------------------------------------------------------------------------------
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ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      141
                                                                          Report

      fee based on the value of collateral received from borrowers. As of June 30, 2002, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                       Market
                                                                       Value          Market
                                                                     of Loaned         Value
                                   Fund                              Securities    of Collateral
                                   ----                              ----------    -------------
       Small Cap Growth Fund.......................................   $ 39,909       $ 40,716
       Small Cap Value Fund........................................     46,932         47,881
       Mid Cap Growth Fund.........................................    141,708        144,572
       Mid Cap Value Fund..........................................    113,523        115,816
       Diversified Mid Cap Fund....................................     59,518         60,720
       Large Cap Growth Fund.......................................     81,015         82,650
       Large Cap Value Fund........................................     78,020         79,593
       Equity Income Fund..........................................     20,949         21,372
       Diversified Equity Fund.....................................     44,996         45,900
       Balanced Fund...............................................     43,496         44,905
       Equity Index Fund...........................................    167,803        171,188
       Market Expansion Index Fund.................................      4,496          4,587
       Technology Fund.............................................      1,662          1,696
       Health Sciences Fund........................................        361            369
       International Equity Index Fund.............................    145,931        153,459
       Diversified International Fund..............................    108,276        113,904

      The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of June 30, 2002. Cash received as collateral was reinvested in master notes, put bonds, repurchase agreements, and mutual funds in accordance with the Funds' investment policy.

      Security Transactions and Related Income

      Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

      Expenses

      Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

      Dividends and Distributions to Shareholders

      Dividends from net investment income are declared and paid quarterly except for the Technology Fund, the Health Sciences Fund, the International Equity Index Fund, and the Diversified International Fund which declare and pay dividends, if any, at least annually and the Equity Income Fund and the Balanced Fund which declare and pay dividends monthly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

      Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain Funds
Continued

Equity Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements, continued


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      142
Report

      also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

      Portfolio Transaction Fees:

      The International Equity Fund and Diversified International Fund impose a portfolio transaction fee on shares redeemed or exchanged within 90 days of purchase equal to 2.00% of the value of the shares sold or exchanged. This fee, which is not a sales charge, is paid directly to the Fund. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis.

      Federal Income Taxes

      The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to shareholders. Therefore, no federal income tax provision is required.

3. Investment Advisory, Administration, and Distribution Agreements:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average daily net assets on the first $1.5 billion, 0.70% of the average daily net assets on the next $500 million, 0.65% of the average daily net assets on the next $3.5 billion, and 0.60% of the average daily net assets over $5.5 billion of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, and the Diversified Equity Fund; 0.65% of the average daily net assets of the Balanced Fund; 0.30% of the average daily net assets of the Equity Index Fund; 0.35% of the average daily net assets of the Market Expansion Index Fund; 1.00% of the average daily net assets of the Technology Fund; 0.85% of the average daily net assets of the Health Sciences Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.80% of the average daily net assets of the Diversified International Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   On April 1, 2002, One Group Dealer Services, Inc., (the "Distributor"), an affiliate of Bank One Corporation, replaced The One Group Services Company (the "Prior Distributor") as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B shares and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the period ended June 30, 2002, the Distributor and Prior Distributor received $11,270 from commissions earned on sales of Class A shares and redemption of Class B shares and Class C shares, of which, the Distributor re-allowed $3,133 to affiliated broker-dealers of the Funds.
Continued

Equity Funds Annual Report
--------------------------------------------------------------------------------
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ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      143
                                                                          Report

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to the following funds and amounts:

                                Fund                              Class I    Class A    Class B    Class C
                                ----                              -------    -------    -------    -------
    Mid Cap Growth Fund.........................................    .99       1.24       1.99       1.99
    Large Cap Growth Fund.......................................     --       1.24         --         --
    Equity Income Fund..........................................     --       1.24         --         --
    Balanced Fund...............................................    .89       1.14       1.89       1.89
    Equity Index Fund...........................................    .35        .60       1.35       1.35
    Market Expansion Index Fund.................................    .57        .82       1.57       1.57
    Health Science Fund.........................................   1.35       1.60       2.35       2.35
    Technology Fund.............................................   1.30       1.55       2.30       2.30
    Diversified International Fund..............................              1.30

   Rebates are received by the Funds from the Advisor and the Administrator when the Funds invest in other One Group Money Market Funds. Those rebates effectively reduce the advisory and administrative fees paid by the Funds, and are reflected in waivers on the Statement of Operations.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. Securities Transactions:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the period ended June 30, 2002, were as follows (amounts in thousands):

                                Fund                              Purchases       Sales
                                ----                              ----------    ----------
    Small Cap Growth Fund.......................................  $  611,117    $  470,987
    Small Cap Value Fund........................................     522,236       211,439
    Mid Cap Growth Fund.........................................   1,771,733     1,655,039
    Mid Cap Value Fund..........................................   1,527,331     1,409,672
    Diversified Mid Cap Fund....................................     390,494       371,532
    Large Cap Growth Fund.......................................   1,911,692     1,870,637
    Large Cap Value Fund........................................   1,727,498     1,855,403
    Equity Income Fund..........................................     101,146       159,527
    Diversified Equity Fund.....................................     430,458       268,794
    Balanced Fund...............................................     110,235       146,453
    Equity Index Fund...........................................     279,120       192,448
    Market Expansion Index Fund.................................      64,405        36,695
    Technology Fund.............................................      12,929        12,669
    Health Sciences Fund........................................      19,555         9,788
    International Equity Index Fund.............................      80,610        81,996
    Diversified International Fund..............................   1,962,878     1,913,139

5. Line of Credit:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million which expires October 15, 2002. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes,
Continued

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--------------------------------------------------------------------------------

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                                      144
Report

   including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds of the Trust.

6. Federal Tax Information:

   The following Funds' net long term capital gains designated for federal income tax purposes differs from the amounts below due to utilization of earnings and profits distributed to shareholders on redemption of shares.

                                Fund                              Amount
                                ----                              -------
    Mid Cap Value Fund..........................................  $60,173
    Diversified Mid Cap Fund....................................   52,399
    Equity Income Fund..........................................   37,438
    Market Expansion Index Fund.................................      200

   The tax character of distributions paid during the fiscal year ended June 30, 2002 was as follows: (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                                      Distributions paid from
                                                     --------------------------
                                                        Net            Net            Total       Tax Return       Total
                                                     Investment     Long Term        Taxable          of       Distributions
                                                       Income     Capital Gains   Distributions    Capital         Paid
                                                     ----------   -------------   -------------   ----------   -------------
    Small Cap Value Fund...........................   $11,731        $14,809        $ 26,540          $--        $ 26,540
    Mid Cap Growth Fund............................        --          7,213           7,213          --            7,213
    Mid Cap Value Fund.............................    66,369         52,683         119,052          --          119,052
    Diversified Mid Cap Fund.......................     1,152         52,206          53,358          --           53,358
    Large Cap Value Fund...........................     8,994         17,052          26,046          --           26,046
    Equity Income Fund.............................     6,701         35,591          42,292          --           42,292
    Diversified Equity Fund........................     6,917          6,202          13,119          --           13,119
    Balanced Fund..................................     8,428             --           8,428          --            8,428
    Equity Index Fund..............................    23,050             --          23,050          --           23,050
    Market Expansion Index Fund....................       121            176             297          --              297
    Health Sciences Fund...........................        36             --              36          --               36
    International Equity Index Fund................     5,198             --           5,198          --            5,198
    Diversified International Fund.................     8,274             --           8,274          --            8,274

   As of June 30, 2002 the components of accumulated earnings (deficit) on a tax basis was as follows: (The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on
Continued

Equity Funds Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements, continued


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      145
                                                                          Report

   wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium and market discount.) (amounts in thousands):

                                            Undistributed                                 Accumulated
                            Undistributed     Long-Term                                     Capital        Unrealized
                              Ordinary         Capital      Accumulated   Distributions    and Other     Appreciation/
                               Income           Gains        Earnings        Payable         Losses      (Depreciation)
                            -------------   -------------   -----------   -------------   ------------   --------------
    Small Cap Growth
      Fund................     $   --          $    --        $    --        $    --       $ (59,378)       $ 16,443
    Small Cap Value
      Fund................      4,903           32,698         37,601           (990)             --          87,805
    Mid Cap Growth Fund...         --               --             --             --        (313,571)         32,975
    Mid Cap Value Fund....       1261           69,708         70,969         (1,380)             --         117,019
    Diversified Mid Cap
      Fund................         --               --             --            (54)        (11,546)        100,148
    Large Cap Growth
      Fund................         --               --             --             --        (910,139)        245,111
    Large Cap Value
      Fund................      2,432               --          2,432         (2,523)        (57,058)        (58,206)
    Equity Income Fund....        443           15,336         15,779           (492)             --         225,401
    Diversified Equity
      Fund................      1,825               --          1,825         (1,958)        (47,504)         38,248
    Balanced Fund.........        672               --            672           (630)        (12,547)          3,841
    Equity Index Fund.....      6,695               --          6,695         (6,804)       (133,624)        523,820
    Market Expansion Index
      Fund................         16              178            194            (21)             --           3,497
    Technology Fund.......         --               --             --             --         (19,495)        (27,538)
    Health Sciences
      Fund................         --               --             --             --          (1,347)         (2,106)
    International Equity
      Index Fund..........      1,774               --          1,774             --         (32,596)        (10,357)
    Diversified
      International
      Fund................        574               --            574             --         (36,668)        (26,220)

                               Total
                            Accumulated
                             Earnings/
                             (Deficit)
                            -----------
    Small Cap Growth
      Fund................   $ (42,935)
    Small Cap Value
      Fund................     124,416
    Mid Cap Growth Fund...    (280,596)
    Mid Cap Value Fund....     186,608
    Diversified Mid Cap
      Fund................      88,548
    Large Cap Growth
      Fund................    (665,028)
    Large Cap Value
      Fund................    (115,355)
    Equity Income Fund....     240,688
    Diversified Equity
      Fund................      (9,389)
    Balanced Fund.........      (8,664)
    Equity Index Fund.....     390,087
    Market Expansion Index
      Fund................       3,652
    Technology Fund.......     (47,033)
    Health Sciences
      Fund................      (3,453)
    International Equity
      Index Fund..........     (41,179)
    Diversified
      International
      Fund................     (62,314)

   As of June 30, 2002, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                            Expires
                                                                  ---------------------------
                                Fund                               2008     2009       2010      Total
                                ----                              ------   -------   --------   --------
    Small Cap Growth Fund.......................................  $   --   $    --   $ 48,408   $ 48,408
    Mid Cap Growth Fund.........................................      --        --    177,795    177,795
    Large Cap Growth Fund.......................................      --        --    646,410    646,410
    Large Cap Value Fund........................................      --        --     14,313     14,313
    Diversified Equity Fund.....................................      --        --      1,058      1,058
    Balanced Fund...............................................   2,689        --        246      2,935
    Equity Index Fund...........................................      --    26,844     55,761     82,605
    Technology Fund.............................................      --        --     12,215     12,215
    Health Sciences Fund........................................      --        --        207        207
    International Equity Index Fund.............................      --        --     19,034     19,034
    Diversified International Fund..............................      --     9,658     25,779     35,437

Continued

Equity Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements, continued


ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      146
Report

   Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2002, the Funds deferred to July 1, 2002 post October capital losses of (amounts in thousands):

                                                                  Capital Losses
                                                                  --------------
    Small Cap Growth Fund.......................................     $ 10,970
    Mid Cap Growth Fund.........................................      135,776
    Diversified Mid Cap Fund....................................       11,546
    Large Cap Growth Fund.......................................      263,729
    Large Cap Value Fund........................................       42,745
    Diversified Equity Fund.....................................       46,466
    Balanced Fund...............................................        9,613
    Equity Index Fund...........................................       51,019
    Technology Fund.............................................        7,279
    Health Sciences Fund........................................        1,140
    International Equity Index Fund.............................       13,562
    Diversified International Fund..............................        1,231

   Eligible Distributions:

   The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations.

                                Fund                              Amount
                                ----                              ------
    Small Cap Value Fund........................................    50%
    Mid Cap Value Fund..........................................    32
    Diversified Mid Cap Fund....................................   100
    Large Cap Value Fund........................................   100
    Equity Income Fund..........................................   100
    Diversified Equity Fund.....................................   100
    Balanced Fund...............................................    43
    Equity Index Fund...........................................   100
    Market Expansion Index Fund.................................    98
    Health Sciences Fund........................................    25

   The International Equity Fund and the Diversified International Fund intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on June 30, 2002, are as follows (unaudited):

                                                                  Foreign Source   Foreign Tax
                                Fund                                  Income         Expense
                                ----                              --------------   -----------
    International Equity Index Fund.............................       0.25            0.03
    Diversified International Fund..............................       0.22            0.02

   The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2002. These shareholders will receive more detailed information along with their 2002 Form 1099-DIV.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      147
                                                                          Report

--------------------------------------------------------------------------------
Equity Funds Annual Report
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Trustees and Shareholders of the One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, the Diversified Equity Fund, the Balanced Fund, the Equity Index Fund, the Market Expansion Index Fund, the Technology Fund, the Health Sciences Fund, the International Equity Index Fund and the Diversified International Fund (sixteen series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the periods presented (other than those financial highlights that have been audited by other independent accountants), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Small Cap Value Fund, the Diversified Mid Cap Fund, the Market Expansion Index Fund and the Diversified International Fund for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Chicago, Illinois
August 14, 2002

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      148
Report

Equity Funds Annual Report
--------------------------------------------------------------------------------

Trustees

Name and Address(1)
     Birthdate                                                                           Other
    Time Served                                                                      Directorships
   with the Trust           Principal Occupation During the Past Five Years         Held by Trustee
--------------------  ------------------------------------------------------------  ---------------
Peter C. Marshall     From March 2002 until present, self-employed as a business         None
12/10/42              consultant. From March 2000 to February 2002, Senior Vice
5/16/94 - present     President, W.D. Hoard, Inc. (corporate parent of DCI
                      Marketing, Inc.). From November 1993 to March 2000,
                      President DCI Marketing, Inc.

             Since July 1986, self-employed as a business consultant.           None
Charles I. Post
2/10/28
5/16/94 - present

             Since April 2000, advisor, Jerome P. Green & Associates, LLP       None
Frederick W. Ruebeck  (a broker-dealer). From January 2000 to April 2000,
10/8/39               self-employed as a consultant. From June 1988 to December
5/16/94 - present     1999, Director of Investments, Eli Lilly and Company.

             Since 1995, President, Kenyon College.                             None
Robert A. Oden, Jr.
9/11/46
6/25/97 - present

             Since 1975, President of Gardner, Inc. (wholesale                Director,
John F. Finn          distributor to outdoor power equipment industry).             Cardinal Health
11/5/47
5/21/98 - present

             Since 1985, Vice President of Administration and Planning,         None
Marilyn McCoy         Northwestern University.
3/18/48
4/28/99 - present

             Since 1994, President, J.L. Pallone Associates (insurance          None
Julius L. Pallone     consultant).
5/26/30
4/28/99 - present

             Since 1995, Vice President, Association for Investment             None
Donald L. Tuttle      Management and Research.
10/6/34
4/28/99 - present

------------
(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. As of June 30, 2002, there were 57 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS          Equity Funds Annual Report         June 30, 2002

                                      149
                                                                          Report

Equity Funds Annual Report
--------------------------------------------------------------------------------
Officers

   Name and Address(1)
        Birthdate
    Position Held and
Time Served with the Trust        Principal Occupation During the Past Five Years
--------------------------  ------------------------------------------------------------
Mark A. Beeson              From November 2001 until present, Chief Financial Officer of
11/13/57                    Banc One Investment Management Group and Senior Managing
President                   Director of Banc One Investment Advisors Corporation. From
1/1/00 - present            October 1999 to present, Chief Executive Officer and
                            President, One Group Administrative Services, Inc. and Chief
                            Executive Officer and President, One Group Dealer Services,
                            Inc.; August 1994 to October 1999, Senior Managing Director,
                            Banc One Investment Advisors Corporation.

                   From November 2001 until present, Senior Managing Director
Robert L. Young             and Chief Operating Officer of One Group Mutual Funds for
1/17/63                     Banc One Investment Management Group. From October 1999 to
Vice President              present, Vice President and Treasurer, One Group
and Treasurer               Administrative Services, Inc., and Vice President and
1/1/00 - present            Treasurer, One Group Dealer Services, Inc.; December 1996 to
                            October 1999, Managing Director of Mutual Fund
                            Administration, Banc One Investment Advisors Corporation.

                   From January 2000 to present, First Vice President and
Michael V. Wible            Counsel, Bank One Corporation; September 1994 to January
9/15/62                     2000, Counsel to Bank One Corporation.
Secretary
1/1/00 - present

                   From October 1999 to present, Director Mutual Fund Financial
Gary R. Young               Administration, One Group Administrative Services, Inc.;
8/19/69                     December 1998 to October 1999, Director, Mutual Fund
Assistant Treasurer and     Financial Administration, Banc One Investment Advisors
Assistant Secretary         Corporation; January 1995 to December 1998, Vice President
1/1/00 - present            and Manager of Mutual Fund Accounting, Custody and Financial
                            Administration, First Chicago NBD Corporation.

                   From January 2000 to present, First Vice President and
Jessica K. Ditullio         Counsel, Bank One Corporation; August 1990 to January 2000,
9/19/62                     Counsel, Bank One Corporation.
Assistant Secretary
1/1/00 - present

                   From October 1999 to present, Director, Mutual Fund
Nancy E. Fields             Administration, One Group Administrative Services, Inc. and
6/22/49                     Senior Project Manager, Mutual Funds, One Group Dealer
Assistant Secretary         Services, Inc.; July 1999 to October 1999, Project Manager,
1/1/00 - present            One Group, Banc One Investment Advisors; January 1998 to
                            July 1999, Vice President, Ohio Bankers Association; July
                            1990 through December 1997, Vice President, Client Services,
                            BISYS Fund Services, Inc.

------------
(1) The address of each Officer is 1111 Polaris Parkway, Columbus, OH 43240. As of June 30, 2002, there were 57 portfolios within the Fund complex.

[One Group Logo]
            One Group Mutual Funds are distributed by
            One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

            Call Investor Services at The One Group
            Sales and Service Center
            at 1-800-480-4111 for a prospectus
            containing complete information
            about charges and expenses. Read
            carefully before investing. Past
            performance is no guarantee of
            future results.

            [Bank One Logo]

            Banc One
            Investment
            Advisors
            Corporation
            TOG-F-038-AN (8/02)